UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05514

                                         Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

                                                 Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mary Ellen Reilly

Wilmington Trust Investment Advisors, Inc.

Rodney Square North

1100 North Market Street

                                         Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilmington Prime Money Market Fund (“Prime Money Market Fund”)

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

Wilmington Tax-Exempt Money Market Fund (“Tax-Exempt Money Market Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s fiscal period May 1, 2015 through October 31, 2015. It comprises a comprehensive review of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond markets, and stock markets over the six-month reporting period.

The Economy

The economic recovery from the Great Recession entered its sixth year, even as the data continued to send confusing signals about the state of the economy’s health.

The gross domestic product (GDP) grew at a very healthy annualized rate of 3.9% in the second quarter of 2015, but slowed considerably the following quarter, posting just a 1.5% annualized growth rate.i

ihttps://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm

The acceleration in the second quarter’s GDP growth was rooted in higher exports, personal consumption expenditures, government spending, and nonresidential fixed investment.ii However, those supports weakened in the third quarter of 2015 as GDP growth was impacted by a downturn in private inventory investment and a deceleration in personal consumption expenditures, exports, investments, and government spending.iii

iihttp://www.bea.gov/newsreleases/national/gdp/2015/gdp2q15_2nd.htm

iiihttp://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm

The job market grew increasingly stronger as unemployment fell steadily from 5.5% to 5.0% over the May–October 2015 period.iv Wage growth had begun showing signs of life, but the most recent labor participation rate of 62.4% stood at historically low levels and had actually declined over the course of the six-year economic recovery.v

ivhttp://data.bls.gov/timeseries/LNS14000000

vhttp://data.bls.gov/timeseries/LNS11300000

U.S. companies continued to be affected by the combination of weak global economic demand and a strong U.S. dollar, which reduces the competitiveness of American products in overseas markets. Reflecting these challenges, industrial production was flat for the period, but down in four of the last six months (as of September 2015).vi

vihttp://www.federalreserve.gov/releases/g17/Current/

Commodity prices fell on fears of slowing demand from China and in the face of a sputtering global economy. The declines suffered were broad-based, as evidenced by the 15.7% decline in the Bloomberg Commodity Index.1 Especially noteworthy was oil, which continued its slide as West Texas Intermediate fell 21.8%, from $59.62 per barrel to $46.60 per barrel by October-end.vii

viihttpt://www.eia.gov/dnav/pet/hist/LeafHandler.ashx?n=PET&s=RWTC&f=D

The Bond Markets

Treasury yields took a roller coaster ride, with 10-year note yields rising from 2.05% at the beginning of May to a peak of 2.50% in June as investors worried about a hike in the federal funds rate, then declining to a trough of 1.99% as investors fled to safety in reaction to the sharp declines in the world’s stock markets during August and September. As stocks rebounded in October and the prospect that the Federal Reserve (the “Fed”) would raise rates in December grew more likely, yields crept higher to settle at 2.16% at October-end.viii

viiihttp://www.treasury.gov/resource-center/data-chart-center/interest-rates/Pages/TextView.aspx?data=yieldYear&year=2015

While taxable bonds experienced only minor losses—the Barclays U.S. Aggregate Bond Index2 was down 0.10% for the six-month period—they did suffer from a drop in investor demand that led some companies to delay or reduce the size of planned issuances.

The high-yield sector was hard hit, primarily by investor worries over falling commodity prices and the ability of such energy and other commodity-related borrowers to make debt payments. Barclays U.S. Corporate High Yield Bond Index3 declined 3.40%.

PRESIDENT’S MESSAGE / October 31, 2015 (unaudited)

ii

Municipal bonds performed better as lower issuance and high levels of maturing bonds supported prices. The nonpayment by Puerto Rico on its outstanding bonds had little impact on the municipal market as the default was widely expected. For the six months ending October 2015, the Barclays Municipal Bond Index4 rose 1.68%.

For the six-month reporting period May 1, 2015 through October 31, 2015, certain Barclays’ indices performed as follows5:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index[6]	Barclays U.S. Mortgage-Backed Securities Index[7]	Barclays U.S. Credit Bond Index[8]	Barclays Municipal Bond Index
-0.10%	0.31%	0.57%	-1.33%	1.68%

The Stock Markets

The stock market was roiled by global economic developments and the overhang of a possible hike in the federal funds rate.

An exceptionally volatile summer began in June as an impasse between Greece and its lenders led to worries about the economic impact of a Greek bankruptcy and the prospect of Greece’s exit from the European Community. U.S. markets were not immune to these developments as stock prices retreated amid the unfolding crisis.

While the Greek debt crisis would be resolved (at least temporarily), it proved to be only the prologue to even larger concerns that would drive the markets to sustain major losses.

An unexpected currency devaluation by China in August was the catalyst that sparked significant losses in Chinese stocks and led to a global rout in stock prices. The devaluation raised fears of a weakening Chinese economy and heightened concerns about the impact a slowdown in China would have on an already-shaky global economy.

These worries culminated in a historically volatile day that began with an 8.5% drop in China’s Shanghai Composite Index. These fears reverberated westward as European markets fell sharply, with Germany’s DAX Index and U.K.’s FTSE 100 both sliding 4.7%.ix

ixhttp://www.wsj.com/articles/investors-grasp-for-answers-amid-wild-stock-rout-1440460736

The U.S. markets did not escape the carnage as the Dow Jones Industrial Average (Dow)9 closed down 3.6% after touching an intraday low of -6.6%. The Standard & Poor’s 500 index (S&P 500)10 (-3.9%) and the NASDAQ Composite Index (NASDAQ)11 (-3.8%) suffered similar declines.x

xhttp://www.wsj.com/articles/investors-grasp-for-answers-amid-wild-stock-rout-1440460736

Despite stabilizing a bit by August-end, the Dow recorded a loss of 6.36%, while the S&P 500 shed 6.03% and the NASDAQ declined 6.70% for the month.

September added to investor losses as the markets fixated on how the Fed would proceed with its goal of monetary normalization in light of wobbly global markets. When the Fed announced that it was not going to raise rates, the markets, somewhat paradoxically, fell.

The Fed had consistently preached that its move away from its zero interest rate policy would be predictable and incremental with the expressed objective of ensuring market stability. The pervasive uncertainty over when the central bank might hike rates seemed to be doing the opposite.

Intimations of further monetary stimulus in Europe, an actual rate cut in China, and a further postponement of a Fed rate hike powered markets to strong returns in October. Gains in the Dow (+8.69%), the S&P 500 (+8.44%), and the NASDAQ (+9.44%) in the month were enough to make up for the losses sustained in the previous two months.

For the six-month reporting period May 1, 2015 through October 31, 2015, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average	NASDAQ Composite Index	MSCI All Country World ex-US (Net) Index[12]
0.77%	0.27%	2.86%	-9.70%

The Trust, with assets of $11.4 billion as of October 31, 2015, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income13, stay ahead of inflation, or keep your cash working, or some combination of those goals, one or more of the Trust’s funds may provide you with the diversification, flexibility, and professional management you are seeking.14

October 31, 2015 (unaudited) / PRESIDENT’S MESSAGE

iii

We appreciate the confidence you have shown by choosing us to manage your investments. We remain committed to working hard each day to earn your continued trust.

Sincerely,

Christopher D. Randall

President

December 2, 2015

For more complete information, please download the Trust’s prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small - and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	Bloomberg Commodity Index represents a broad diversified group of commodities and relies primarily on liquidity data, along with dollar adjusted production data, in determining the relative weightings.

2.	Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

3.	Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. The index is unmanaged and investments cannot be made directly in an index.

4.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

5.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

6.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

7.	Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

8.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

9.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

10.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

11.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

12.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.

13.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

14.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE / October 31, 2015 (unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period[1]	Annualized Net Expense Ratio

WILMINGTON PRIME MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.90	0.18%
Institutional Class	$1,000.00	$1,000.10	$0.90	0.18%
Select Class	$1,000.00	$1,000.10	$0.90	0.18%
Service Class	$1,000.00	$1,000.10	$0.96	0.19%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.23	$0.92	0.18%
Institutional Class	$1,000.00	$1,024.23	$0.92	0.18%
Select Class	$1,000.00	$1,024.23	$0.92	0.18%
Service Class	$1,000.00	$1,024.18	$0.97	0.19%

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.50	0.10%
Institutional Class	$1,000.00	$1,000.10	$0.50	0.10%
Select Class	$1,000.00	$1,000.10	$0.50	0.10%
Service Class	$1,000.00	$1,000.10	$0.50	0.10%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.63	$0.51	0.10%
Institutional Class	$1,000.00	$1,024.63	$0.51	0.10%
Select Class	$1,000.00	$1,024.63	$0.51	0.10%
Service Class	$1,000.00	$1,024.63	$0.51	0.10%

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period[1]	Annualized Net Expense Ratio

WILMINGTON U.S. TREASURY MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.00	$0.40	0.08%
Select Class	$1,000.00	$1,000.00	$0.40	0.08%
Service Class	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.73	$0.41	0.08%
Select Class	$1,000.00	$1,024.73	$0.41	0.08%
Service Class	$1,000.00	$1,024.73	$0.41	0.08%

WILMINGTON TAX-EXEMPT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.20	0.04%
Select Class	$1,000.00	$1,000.10	$0.25	0.05%
Service Class	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.94	$0.20	0.04%
Select Class	$1,000.00	$1,024.89	$0.25	0.05%
Service Class	$1,000.00	$1,024.89	$0.25	0.05%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Prime Money Market Fund

At October 31, 2015, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Other Commercial Paper	37.3%
Certificates of Deposit	13.7%
Financial Company Commercial Paper	13.0%
U.S. Treasury Obligations	8.2%
Repurchase Agreements	7.7%
Asset-Backed Commercial Paper	7.3%
Corporate Notes & Bonds	6.1%
U.S. Government Agency Obligations	4.1%
Municipal Commercial Paper	2.5%
Other Assets and Liabilities - Net[1]	0.1%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Par Value	Value

ASSET-BACKED COMMERCIAL PAPER – 7.3%‡

Chariot Funding LLC

0.43%, 11/23/15Ω	$50,000,000	$50,000,000

0.43%, 1/05/16Ω	50,000,000	49,962,083

CIESCO LLC,
0.28%, 12/16/15Ω	25,000,000	24,991,250

CRC Funding, LLC,
0.25%, 11/09/15Ω	25,000,000	24,998,611

MetLife Short Term Fund, LLC,
0.27%, 1/19/16Ω	65,000,000	64,961,488

Thunder Bay Funding LLC,
0.31%, 11/18/15	50,000,000	49,992,799

TOTAL ASSET-BACKED COMMERCIAL PAPER
(COST $264,906,231)		$264,906,231

CERTIFICATES OF DEPOSIT – 13.7%

Bank of America NA,
0.38%, 1/08/16	100,000,000	100,000,000

Bank Of Montreal, CHI,
0.30%, 1/04/16	50,000,000	50,000,000

Chase Bank USA,
0.37%, 3/08/16	50,000,000	50,000,000

Description	Par Value	Value

Credit Suisse, New York,
0.28%, 2/11/15	$100,000,000	$100,000,000

Wells Fargo Bank, NA

0.30%, 11/18/15Δ	50,000,000	50,000,000

0.32%, 3/04/16Δ	50,000,000	50,000,000

Toronto Dominion Bank

0.27%, 11/18/15Δ	50,000,000	50,000,000

0.57%, 10/17/16Δ	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(COST $500,000,000)		$500,000,000

CORPORATE NOTES & BONDS – 6.1%

Bank of Montreal,
0.80%, 11/06/15	46,066,000	46,068,939

Honeywell International Inc.,
Sr. Unsecured, 0.37%, 11/17/15Δ	94,120,000	94,123,373

Westpac Banking Corp.,
0.95%, 1/12/16	80,825,000	80,903,184

TOTAL CORPORATE NOTES & BONDS
(COST $221,095,496)		$221,095,496

FINANCIAL COMPANY COMMERCIAL PAPER – 13.0%‡

Australia & New Zealand Banking Group Ltd.,
0.31%, 12/04/15Ω	100,000,000	99,972,500

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    7

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value

Bank Of Nova Scotia,
0.37%, 4/27/16Δ,Ω	$100,000,000	$100,000,000

Commonwealth Bank of Australia

0.28%, 2/26/16Δ,Ω	50,000,000	50,000,000

0.32%, 5/13/16Δ,Ω	50,000,000	50,000,000

Massachusetts Mutual Life Insurance

0.10%, 11/05/15Ω	25,000,000	24,999,722

0.15%, 11/13/15Ω	25,000,000	24,998,750

National Australia Bank Ltd.,
0.23%, 1/04/16Ω	100,000,000	99,960,000

Svenska Handelsbanken,
0.18%, 11/24/15Ω	24,730,000	24,727,156

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(COST $474,658,128)		$474,658,128

MUNICIPAL COMMERCIAL PAPER – 2.5%‡

Salt River Project Agricultural Improvement & Power District, (Series C)

0.18%, 11/09/15	45,000,000	44,998,200

0.18%, 11/18/15	45,000,000	44,996,175

TOTAL MUNICIPAL COMMERCIAL PAPER
(COST $89,994,375)		$89,994,375

OTHER COMMERCIAL PAPER – 37.3%‡

ABB Treasury Center USA,
0.10%, 11/05/15Ω	45,000,000	44,999,500

Air Products & Chemicals,
0.15%, 11/03/15Ω	45,000,000	44,999,625

Archer-Daniels-Midland Co.,
0.13%, 11/09/15Ω	100,000,000	99,997,111

BMW US Capital LLC,
0.09%, 11/02/15Ω	150,000,000	149,999,650

Cargill Global Funding PLC,
0.15%, 11/04/15Ω	25,750,000	25,749,678

Caterpillar Financial Service Corp.,
0.17%, 12/02/15	60,000,000	59,991,217

CPPIB Capital, Inc.,
0.30%, 1/21/16Ω	50,000,000	49,967,375

Danaher Corp.,
0.18%, 11/19/15Ω	18,700,000	18,698,317

Electric de France

0.16%, 11/23/15Ω	50,000,000	49,995,111

0.19%, 12/22/15Ω	50,000,000	49,986,542

Emerson Electric Co.

0.16%, 11/23/15Ω	30,000,000	29,997,067

0.18%, 11/24/15Ω	70,000,000	69,991,950

Hershey Co.,
0.09%, 11/03/15Ω	25,000,000	24,999,875

IBM Corp.,
0.17%, 11/25/15Ω	50,000,000	49,994,333

Microsoft Corp.,
0.19%, 1/06/16Ω	39,500,000	39,486,603

Description	Par Value	Value

Novartis Finance Corp.,
0.10%, 11/10/15Ω	$45,000,000	$44,998,875

Philip Morris International Inc.,
0.15%, 12/02/15Ω	70,000,000	69,990,958

Province of British Columbia,
0.13%, 11/06/15	46,000,000	45,999,169

Province of Quebec
0.15%, 11/09/15Ω	25,000,000	24,999,167
0.20%, 1/19/16Ω	49,000,000	48,978,494

Reckitt Benckiser Treasury Services PLC,
0.31%, 2/01/16Ω	50,000,000	49,961,667

Sanofi-Aventis,
0.12%, 11/18/15Ω	50,000,000	49,997,167

Schlumberger Investment,
0.15%, 11/16/15Ω	50,000,000	49,996,875

Simon Property Group LP

0.26%, 1/19/16Ω	33,000,000	32,981,172

0.27%, 1/26/16Ω	35,000,000	34,977,425

Toyota Motor Credit Corp.

0.36%, 3/01/16Δ	50,000,000	50,000,000

0.30%, 4/26/16Δ	50,000,000	50,000,000

TOTAL OTHER COMMERCIAL PAPER
(COST $1,361,734,923)		$1,361,734,923

U.S. GOVERNMENT AGENCY & OBLIGATION – 4.1%

Federal Home Loan Bank,
0.08%, 12/23/15	150,000,000	149,982,667

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATION
(COST $149,982,667)		$149,982,667

U.S. TREASURY OBLIGATIONS – 8.2%

U.S. TREASURY NOTES – 8.2%

0.25%, 12/15/15	100,000,000	100,022,280

0.38%, 2/15/16	100,000,000	100,063,301

0.45%, 11/15/15	25,000,000	25,042,048

1.38%, 11/30/15	50,000,000	50,049,733

4.50%, 2/15/16	25,000,000	25,311,251

TOTAL U.S. TREASURY NOTES		$300,488,613

TOTAL U.S. TREASURY OBLIGATIONS
(COST $300,488,613)		$300,488,613

REPURCHASE AGREEMENTS – 7.7%

Credit Suisse First Boston LLC, 0.09%, dated 10/30/15, due 11/02/15, repurchase price $100,000,750, collateralized by U.S. Treasury Security 3.13%, maturing 01/31/17; total market value of $102,003,438.	100,000,000	100,000,000

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

8     PORTFOLIOS OF INVESTMENTS

        Wilmington Prime Money Market Fund (concluded)

Description	Par Value	Value

Credit Suisse First Boston LLC, 0.09%, dated 10/30/15, due 11/02/15, repurchase price $133,000,998, collateralized by U.S. Treasury Securities 1.00% to 1.38%, maturing 03/15/18 to 02/29/20; total market value of $135,661,725.	$133,000,000	$133,000,000

TD Securities, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $50,000,417, collateralized by U.S. Treasury security 2.38%, maturing 08/15/24; total market value of $51,000,077.	50,000,000	50,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $283,000,000)		$283,000,000

Description	Value

TOTAL INVESTMENTS – 99.9%
(COST $3,645,860,433)	$3,645,860,433

OTHER ASSETS LESS LIABILITIES – 0.1%	5,265,080

TOTAL NET ASSETS – 100.0%	$3,651,125,513

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Commercial Paper	$—	$264,906,231	$—	$264,906,231
Certificates of Deposit	—	500,000,000	—	500,000,000
Corporate Notes & Bonds	—	221,095,496	—	221,095,496
Financial Company Commercial Paper	—	474,658,128	—	474,658,128
Municipal Commercial Paper	—	89,994,375	—	89,994,375
Other Commercial Paper	—	1,361,734,923	—	1,361,734,923
U.S. Government Agency & Obligation	—	149,982,667	—	149,982,667
U.S. Treasury Obligations	—	300,488,613	—	300,488,613
Repurchase Agreements	—	283,000,000	—	283,000,000

Total	$—	$3,645,860,433	$—	$3,645,860,433

Δ	Floating rate note with current rate and stated maturity date shown.

‡	The rate shown reflects the effective yield at purchase date.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2015, these liquid restricted securities amounted to $1,845,316,097 representing 50.5% of net assets.

The following acronyms are used throughout this Fund:

CHI - Chicago

GO - General Obligation

LLC - Limited Liability Corporation

LP - Limited Partnership

NA - North America

OBG - Obligation

PLC - Private Limited Company

TENN - Tennessee

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Government Money Market Fund

At October 31, 2015, the Fund’s portfolio composition was as follows (unaudited):

Percentage of
Total Net Assets
U.S. Government Agency Obligations	80.6%
Repurchase Agreements	11.6%
U.S. Treasury Obligations	4.9%
Other Assets and Liabilities - Net[1]	2.9%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 80.6%

FEDERAL FARM CREDIT BANK (FFCB) – 28.7%
0.16%, 11/09/15‡	$50,000,000	$49,998,222
0.16%, 11/10/15‡	30,000,000	29,998,800
0.16%, 11/12/15‡	50,000,000	49,997,556
0.09%, 11/16/15‡	50,000,000	49,998,125
0.20%, 1/19/16Δ	21,600,000	21,600,484
0.20%, 2/04/16‡	20,000,000	19,989,444
0.25%, 2/09/16‡	25,750,000	25,732,118
0.16%, 2/16/16Δ	175,000,000	174,993,278
0.14%, 6/01/16Δ	150,000,000	150,000,000
0.18%, 9/22/16Δ	97,000,000	96,995,627
0.17%, 10/24/16Δ	100,000,000	99,992,572
0.19%, 10/25/16Δ	150,000,000	150,000,000
0.15%, 2/15/17Δ	100,000,000	100,000,000

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$1,019,296,226

FEDERAL HOME LOAN BANK (FHLB) – 25.2%
0.12%, 11/12/15‡	30,000,000	29,998,900
0.16%, 11/18/15‡	190,000,000	189,986,081
0.10%, 11/20/15‡	36,000,000	35,998,062
0.07%, 12/02/15‡	35,000,000	34,997,890
0.20%, 12/04/15‡	50,000,000	49,991,062
0.22%, 12/11/15‡	25,000,000	24,994,028
0.12%, 12/14/15‡	47,396,000	47,389,207
0.07%, 12/16/15‡	25,000,000	24,997,812
0.15%, 1/04/16‡	51,000,000	50,986,400

Description	Par Value	Value

0.10%, 1/06/16‡	$40,700,000	$40,692,538
0.11%, 1/07/16‡	50,000,000	49,989,764
0.11%, 1/08/16‡	140,100,000	140,071,508
0.12%, 1/14/16‡	22,068,000	22,062,783
0.12%, 1/15/16‡	100,000,000	99,976,042
0.12%, 1/27/16‡	52,300,000	52,284,833

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$894,416,910

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 21.8%
0.10%, 11/10/15‡	34,800,000	34,799,174
0.11%, 12/02/15‡	65,360,000	65,353,809
0.13%, 12/14/15‡	41,200,000	41,193,603
0.23%, 1/13/16‡	50,000,000	49,976,681
0.21%, 1/19/16	10,000,000	10,097,495
0.11%, 1/20/16‡	20,544,000	20,538,978
0.16%, 1/25/16‡	91,027,000	90,993,687
0.16%, 2/03/16‡	50,000,000	49,979,111
0.17%, 2/04/16‡	50,000,000	49,977,569
0.18%, 2/09/16‡	50,000,000	49,975,695
0.13%, 2/11/16‡	50,000,000	49,981,583
0.14%, 2/12/16‡	12,500,000	12,494,993
0.13%, 2/19/16‡	99,383,000	99,343,523
0.20%, 2/24/16‡	100,000,000	99,936,111
0.15%, 3/07/16‡	50,000,000	49,973,542

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$774,615,554

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

10     PORTFOLIOS OF INVESTMENTS

        Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 4.9%
0.16%, 11/03/15‡	$50,000,000	$49,999,556
0.21%, 12/09/15‡	25,000,000	24,994,458
0.10%, 12/15/15‡	100,000,000	99,987,778

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$174,981,792

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $2,863,310,482)		$2,863,310,482

U.S. TREASURY OBLIGATIONS – 4.9%

U.S. TREASURY NOTES – 4.9%
4.50%, 11/15/15	50,000,000	50,084,096
0.25%, 11/30/15	50,000,000	50,005,107
1.38%, 11/30/15	25,000,000	25,024,867
0.38%, 2/15/16	50,000,000	50,032,937

TOTAL U.S. TREASURY NOTES		$175,147,007

TOTAL U.S. TREASURY OBLIGATIONS
(COST $175,147,007)		$175,147,007

REPURCHASE AGREEMENTS – 11.6%

Credit Suisse First Boston LLC, 0.09%, dated 10/30/15, due 11/02/15, repurchase price $150,001,125, collateralized by U.S.
Treasury Securities 1.38% to 2.25%, maturing 02/29/20 to 03/31/21; total market value of $153,004,464.	150,000,000	150,000,000

Description	Par Value	Value

Credit Suisse First Boston LLC, 0.09%, dated 10/30/15, due 11/02/15, repurchase price $65,000,488, collateralized by U.S. Treasury Security 1.25%, maturing 10/31/19; total market value of $66,304,324.	$65,000,000	$65,000,000

TD Securities, Inc., 0.09%, dated 10/30/15, due 11/02/15, repurchase price $137,001,028, collateralized by U.S. and Government & Treasury securities 0.5% to 3.00%, maturing 09/30/18 to 10/01/44; total market value of $139,822,805.	137,000,000	137,000,000

TD Securities, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $60,000,500, collateralized by U.S. Treasury security 2.63%, maturing 11/15/20; total market value of $61,200,073.	60,000,000	60,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $412,000,000)		$412,000,000

TOTAL INVESTMENTS – 97.1%
(COST $3,450,457,489)		$3,450,457,489

OTHER ASSETS LESS LIABILITIES – 2.9%		102,306,417

TOTAL NET ASSETS – 100.0%		$3,552,763,906

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    11

    Wilmington U.S. Government Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$2,863,310,482	$—	$2,863,310,482
U.S. Treasury Obligations	—	175,147,007	—	175,147,007
Repurchase Agreements	—	412,000,000	—	412,000,000

Total	$—	$3,450,457,489	$—	$3,450,457,489

Δ	Floating rate note with current rate and stated maturity date shown.

‡	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LLC - Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Treasury Money Market Fund

At October 31, 2015, the Fund’s portfolio composition was as follows (unaudited):

Percentage of
Total Net Assets

U.S. Treasury Obligations	86.3%

Repurchase Agreements	6.4%

Other Assets and Liabilities – Net[1]	7.3%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 86.3%

U.S. TREASURY BILL – 9.6%

0.01%, 12/03/15‡	$25,000,000	$24,999,722

0.05%, 1/07/16‡	50,000,000	49,995,096

TOTAL U.S. TREASURY BILL		$74,994,818

U.S. TREASURY NOTES – 76.7%

0.38%, 11/15/15	100,000,000	100,011,277

4.50%, 11/15/15	25,000,000	25,042,048

1.38%, 11/30/15	100,000,000	100,100,086

2.50%, 11/30/15	46,000,000	46,005,957

0.25%, 12/15/15	50,000,000	50,008,911

0.38%, 1/15/16	25,000,000	25,008,617

2.00%, 1/31/16	100,000,000	100,454,991

0.38%, 2/15/16	50,000,000	50,047,372

0.09%, 7/31/16Δ	50,000,000	50,003,410

0.07%, 10/31/16Δ	50,000,000	49,988,261

TOTAL U.S. TREASURY NOTES		$596,670,930

TOTAL U.S. TREASURY OBLIGATIONS (COST $671,665,748)		$671,665,748

Description	Par Value	Value

REPURCHASE AGREEMENT – 6.4%

Credit Suisse First Boston LLC, 0.09%,dated 10/30/15, due 11/02/15, repurchase price $50,000,375, collateralized by U.S. Treasury Security 3.13%, maturing 11/15/41; total market value of $51,001,460.	$50,000,000	$50,000,000

TOTAL REPURCHASE AGREEMENT (COST $50,000,000)		$50,000,000

TOTAL INVESTMENTS – 92.7% (COST $721,665,748)		$721,665,748

OTHER ASSETS LESS LIABILITIES – 7.3%		56,762,175

TOTAL NET ASSETS – 100.0%		$778,427,923

 Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    13

Wilmington U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Obligations	$—	$671,665,748	$—	$671,665,748

Repurchase Agreement	—	50,000,000	—	50,000,000

Total	$—	$721,665,748	$—	$721,665,748

Δ	Floating rate note with current rate and stated maturity date shown.

‡	The rate shown reflects the effective yield at purchase date.

The following acronym is used throughout this Fund:

LLC - Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Tax-Exempt Money Market Fund

At October 31, 2015, the Fund’s geographical location classifications were as follows (unaudited):

Percentage of
Total Net Assets
Texas	26.8%
Maryland	10.2%
Delaware	8.6%
Minnesota	7.9%
North Carolina	5.3%
Louisiana	4.7%
Nevada	4.6%
Illinois	4.4%
Massachusetts	4.3%
Florida	4.2%
Virginia	3.8%
Utah	3.5%
Connecticut	3.4%
Michigan	2.7%
Ohio	2.4%
Tennessee	1.7%
New Hampshire	1.0%
Pennsylvania	0.9%
Other Assets and Liabilities – Net[1]	(0.4)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Par Value	Value

COMMERCIAL PAPER – 62.9%

CONNECTICUT – 3.4%

Connecticut State Health & Educational Facility Authority, Revenue Bonds, (Series V), (Yale University), 0.02%, 12/03/15	$16,290,000	$16,290,000

TOTAL CONNECTICUT		$16,290,000

ILLINOIS – 4.4%

Illinois Educational Facilities Authority, (Northern Trust, LOC), 0.04%, 12/01/15	20,793,000	20,793,000

TOTAL ILLINOIS		$20,793,000

MARYLAND – 8.8%

Johns Hopkins University, (Series A) 0.09%, 11/05/15	12,000,000	12,000,000

Description	Par Value	Value

0.09%, 11/05/15	$5,000,000	$5,000,000

Johns Hopkins University, (Series B), 0.02%, 12/01/15	5,000,000	5,000,000

Montgomery County, MD, GO Unlimited Refunding Notes, BANs, (Series 10-A), (PNC Bank, LIQ), 0.04%, 12/03/15	15,000,000	15,000,000

Montgomery County, MD, GO Unlimited Refunding Notes, BANs, (Series 10-B), (State Street Bank, LIQ), 0.03%, 12/04/15	5,000,000	5,000,000

TOTAL MARYLAND		$42,000,000

MASSACHUSETTS – 4.3%

Massachusetts Health & Educational Facilities Authority, (Series EE), (Harvard University), 0.02%, 12/03/15	20,403,000	20,403,000

TOTAL MASSACHUSETTS		$20,403,000

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    15

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value

MICHIGAN – 2.7%

University of Michigan, (Series J-1), 0.03%, 11/17/15	$12,970,000	$12,970,000

TOTAL MICHIGAN		$12,970,000

MINNESOTA – 6.1%

City of Rochester, MN, Health Care Facilities, Revenue Bonds, (Series 00-C), (Mayo Medical Center), 0.05%, 1/07/16	12,000,000	12,000,000

University of Minnesota

0.02%, 11/02/15	9,000,000	9,000,000

0.03%, 12/04/15	8,000,000	8,000,000

TOTAL MINNESOTA		$29,000,000

NEVADA – 4.6%

Las Vegas Valley Water District, NV, GO, (Series 2004-A)

0.06%, 1/07/16	11,000,000	11,000,000

0.06%, 1/07/16	11,000,000	11,000,000

TOTAL NEVADA		$22,000,000

NORTH CAROLINA – 5.3%

North Carolina Capital Facilities Finance Agency, Educational Facilities, Revenue Bonds, (Duke University), 0.06%, 12/02/15	7,928,000	7,928,000

North Carolina Capital Facilities Finance Agency, Educational Facilities, Revenue Bonds, (Series A2), (Duke University), 0.02%, 12/01/15	12,406,000	12,406,000

University of North Carolina, (Series D), 0.02%, 11/04/15	5,000,000	5,000,000

TOTAL NORTH CAROLINA		$25,334,000

OHIO – 2.4%

Ohio Higher Educational Facility Commission, (Case Western University), (JPMorgan Chase, LIQ), 0.08%, 11/17/15	3,500,000	3,500,000

Ohio Higher Educational Facility Commission, (Case Western University), (Northern Trust, LIQ), 0.04%, 11/16/15	8,110,000	8,110,000

TOTAL OHIO		$11,610,000

TENNESSEE – 1.7%

State of Tennessee, GO, (Series 00-A), (Tenn Consolidated Retirement System, LOC, 0.07%, 1/21/16	8,250,000	8,250,000

TOTAL TENNESSEE		$8,250,000

TEXAS – 19.2%

City of Houston, TX, GO, (Series E-2), (Wells Fargo Bank), 0.06%, 1/07/16	15,000,000	15,000,000

Description	Par Value	Value

City of San Antonio, TX, Electric & Gas Systems, (Series A), (JPMorgan Chase, LIQ), 0.08%, 2/03/16	$12,000,000	$12,000,000

City of San Antonio, TX, Water Systems, (Series B), (Wells Fargo, LIQ), 0.03%, 11/10/15	17,660,000	17,660,000

Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, 0.04%, 12/16/15	2,280,000	2,280,000

Texas Public Finance Authority, (Series 2003), (Comptroller of Public Accounts TX, LIQ), 0.03%, 12/01/15	10,100,000	10,100,000

Texas Public Finance Authority, GO, (Series 2008), (Comptroller of Public Accounts TX, LIQ), 0.03%, 11/17/15	7,860,000	7,860,000

University of Houston, (Series A) 0.03%, 11/02/15	2,600,000	2,600,000

0.03%, 12/03/15	4,200,000	4,200,000

University of Texas, 0.04%, 1/11/16	20,000,000	20,000,000

TOTAL TEXAS		$91,700,000

TOTAL COMMERCIAL PAPER (COST $300,350,000)		$300,350,000

MUNICIPAL BONDS – 13.7%[t]

FLORIDA – 3.5%

JEA Electric System Revenue, Refunding Revenue Bonds, Monthly VRDNs, (Series 01-D), (U.S. Bank, SPA), 0.01%, 11/01/15	16,800,000	16,800,000

TOTAL FLORIDA		$16,800,000

LOUISIANA – 2.1%

East Baton Rouge Parish Industrial Development Board, Inc., Revenue Bonds, Monthly VRDNs, (Exxon Mobil Project), 0.01%, 11/01/15	10,000,000	10,000,000

TOTAL LOUISIANA		$10,000,000

MARYLAND – 1.4%

Maryland State, Health and Higher Education Facilities Authority, Refunding Revenue Bonds, Monthly VRDNs, (Series B), 0.01%, 11/07/15	6,800,000	6,800,000

TOTAL MARYLAND		$6,800,000

PENNSYLVANIA – 0.9%

Philadelphia PA, Hospitals and Higher Education Facilities Authority, Hospital Revenue, Refunding Bonds, Monthly VRDNs, (Children’s Hospital of Philadelphia), 0.01%, 11/01/15	4,500,000	4,500,000

TOTAL PENNSYLVANIA		$4,500,000

TEXAS – 3.7%

City of Houston, TX, Combined Utility System, Monthly VRDNs, 0.01%, 11/07/15	5,000,000	5,000,000

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

16    PORTFOLIOS OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value

Harris County, TX, (The Methodist Hospital), Monthly VRDNs, 0.01%, 11/01/15	$12,400,000	$12,400,000

TOTAL TEXAS		$17,400,000

UTAH – 2.1%

Utah County Hospital, Refunding Revenue Bonds (Series C), Daily VRDNs, (IHC Health Services, Inc.), (U.S. Bank, SPA), 0.01%, 11/07/15	10,000,000	10,000,000

TOTAL UTAH		$10,000,000

TOTAL MUNICIPAL BONDS (COST $65,500,000)		$65,500,000

SHORT-TERM MUNICIPAL BONDS – 23.8%[t]

DELAWARE – 8.6%

Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Daily VRDNs, (Christiana Care Health Services, OBG), 0.01%, 11/01/15	16,200,000	16,200,000

Delaware State Health Facilities Authority, Revenue Bonds, (Series A), Weekly VRDNs, (Christiana Care Health Services, OBG), 0.01%, 11/07/15	4,000,000	4,000,000

University of Delaware, Revenue Bonds, (Series B), Daily VRDNs, (University & College Imps.)/(Bank of America N.A., SPA), 0.01%, 11/01/15	4,500,000	4,500,000

University of Delaware, Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA), 0.01%, 11/01/15	16,660,000	16,660,000

TOTAL DELAWARE		$41,360,000

FLORIDA – 0.7%

Orange County Housing Finance Authority, Refunding Revenue Bonds, Weekly VRDNs, (Fannie Mae), 0.02%, 11/07/15	3,280,000	3,280,000

TOTAL FLORIDA		$3,280,000

LOUISIANA – 2.6%

Louisiana State Public Facilities Authority, (Air Products & Chemicals), Monthly VRDNs, 0.01%, 11/01/15	7,300,000	7,300,000

Louisiana State Public Facilities Authority, Revenue Bonds, (Series C), Daily VRDNs, (Air Products & Chemicals), 0.01%, 11/01/15	5,000,000	5,000,000

TOTAL LOUISIANA		$12,300,000

Description	Par Value	Value

MINNESOTA – 1.8%

City of Rochester, MN, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Mayo Clinic, OBG), 0.01%, 11/07/15	$8,900,000	$8,900,000

TOTAL MINNESOTA		$8,900,000

NEW HAMPSHIRE – 1.0%

New Hampshire HEFA, Revenue Bonds, Weekly VRDNs, (Dartmouth College, OBG)/(U.S. Bank N.A., SPA), 0.01%, 11/07/15	4,775,000	4,775,000

TOTAL NEW HAMPSHIRE		$4,775,000

TEXAS – 3.9%

Harris County Health Facilities Development, Refunding Revenue Bonds, Monthly VRDNs, (Series A-1), (Methodist Hospital), 0.01%, 11/01/15	8,000,000	8,000,000

State of Texas, GO Unlimited Notes, (Series B), Weekly VRDNs, (State Street / CalPERS, SPA), 0.01%, 11/07/15	10,480,000	10,480,000

TOTAL TEXAS		$18,480,000

UTAH – 1.4%

City of Murray, Revenue Bonds, (Series D), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.01%, 11/01/15	6,800,000	6,800,000

TOTAL UTAH		$6,800,000

VIRGINIA – 3.8%

Loudon County Industrial Development Authority, Revenue Bonds, (Series D), Weekly VDRNs, (Howard Hughes Medical Center), 0.01%, 11/07/15	18,000,000	18,000,000

TOTAL VIRGINIA		$18,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $113,895,000)		$113,895,000

TOTAL INVESTMENTS – 100.4% (COST $479,745,000)		$479,745,000

OTHER LIABILITIES LESS ASSETS – (0.4%)		(2,138,725)

TOTAL NET ASSETS – 100.0%		$477,606,275

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    17

Wilmington Tax-Exempt Money Market Fund (concluded)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Commercial Paper	$—	$300,350,000	$—	$300,350,000

Municipal Bonds	—	65,500,000	—	65,500,000

Short-Term Municipal Bonds	—	113,895,000	—	113,895,000

Total	$—	$479,745,000	$—	$479,745,000

t	Variable rate demand note with current rate shown. Date shown is the date on which the Fund can unconditionally demand payment.

The following acronyms are used throughout this Fund:	N.A. - North America
BANs - Bond Anticipation Notes	NV - Nevada
GO - General Obligation	OBG - Obligation
HEFA - Health and Educational Facilities Authority	PA - Pennsylvania
LIQ - Liquid Agreement	SPA - Sales and Purchase Agreement
LOC - Letter of Credit	TX - Texas
MD - Maryland	VRDNs - Variable Rate Demand Notes
MN - Minnesota

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

18	STATEMENTS OF ASSETS AND LIABILITIES

	Wilmington	Wilmington	Wilmington	Wilmington
	Prime	U.S. Government	U.S. Treasury	Tax-Exempt
	Money Market	Money Market	Money Market	Money Market
October 31, 2015 (unaudited)	Fund	Fund	Fund	Fund
ASSETS:
Investments, at identified cost	$3,645,860,433	$3,450,457,489	$721,665,748	$479,745,000

Investments in repurchase agreements, at value	$283,000,000	$412,000,000	$50,000,000	$—
Investments in securities, at value	3,362,860,433	3,038,457,489	671,665,748	479,745,000

TOTAL INVESTMENTS	3,645,860,433	3,450,457,489	721,665,748	479,745,000

Cash	873,409	281,515	—	—
Interest receivable	1,939,625	1,466,733	1,969,210	15,756
Due from advisor	—	—	2,158	38,602
Receivable for shares sold	2,970,756	338,458	—	1,244
Receivable for investments sold	—	100,500,000	110,512,500	—
Other assets	65,657	64,127	25,573	35,784

TOTAL ASSETS	3,651,709,880	3,553,108,322	834,175,189	479,836,386

LIABILITIES:
Payable to custodian	—	—	5,666,958	2,149,465
Payable for investments purchased	—	—	49,995,096	—
Income distribution payable	76,406	32,176	—	4,124
Payable for shares redeemed	18,510	—	—	—
Payable for Trustees’ fees	416	416	416	416
Payable for shareholder services fee	11,196	—	—	—
Other accrued expenses	477,839	311,824	84,796	76,106

TOTAL LIABILITIES	584,367	344,416	55,747,266	2,230,111

NET ASSETS	$3,651,125,513	$3,552,763,906	$778,427,923	$477,606,275

NET ASSETS CONSIST OF:

Paid-in capital	$3,651,102,099	$3,552,775,956	$778,463,413	$477,678,490
Undistributed (distributions in excess of) net investment income	(946)	986	(364)	(157)
Accumulated net realized gain (loss) on investments	24,360	(13,036)	(35,126)	(72,058)

TOTAL NET ASSETS	$3,651,125,513	$3,552,763,906	$778,427,923	$477,606,275

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$271,577,610	$1,703,126,482	$538,525,919	$51,408,464

Shares outstanding (unlimited shares authorized)	271,683,016	1,703,320,382	538,585,300	51,411,337

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

Institutional Class
Net Assets	$249,740,970	$18,405,550	$—	$—

Shares outstanding (unlimited shares authorized)	249,739,847	18,407,831	—	—

Net Asset Value per share	$1.00	$1.00	$—	$—

Select Class
Net Assets	$2,400,824,962	$1,020,623,111	$239,883,802	$366,696,569

Shares outstanding (unlimited shares authorized)	2,401,094,989	1,020,753,752	239,914,793	366,743,553

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

Service Class
Net Assets	$728,981,971	$810,608,763	$18,202	$59,501,242

Shares outstanding (unlimited shares authorized)	729,013,990	810,600,486	18,202	59,548,656

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS    19

	Wilmington	Wilmington	Wilmington	Wilmington
	Prime Money	U.S. Government	U.S. Treasury	Tax-Exempt
Six Months Ended October 31, 2015 (unaudited)	Market Fund	Money Market Fund	Money Market Fund	Money Market Fund
INVESTMENT INCOME:
Interest	$3,679,058	$2,095,053	$324,169	$139,412

TOTAL INVESTMENT INCOME	3,679,058	2,095,053	324,169	139,412

EXPENSES:
Investment advisory fee	7,401,175	7,376,238	1,661,264	1,005,892
Administrative personnel and services fee	577,010	574,946	129,453	78,416
Portfolio accounting and administration fees	472,980	462,398	107,828	74,186
Transfer and dividend disbursing agent fees and expenses	90,604	1,426	2,415	14,183
Custodian fees	100,930	106,415	26,855	13,222
Trustees’ fees	19,345	19,345	19,345	19,345
Professional fees	28,238	28,213	26,496	26,468
Distribution services fee—Administrative Class	413,586	2,175,546	725,274	61,620
Distribution services fee—Service Class	919,346	1,103,483	22	97,278
Shareholder services fee— Administrative Class	413,586	2,175,546	725,274	61,620
Shareholder services fee— Select Class	3,047,137	1,266,571	312,993	469,784
Shareholder services fee— Service Class	915,220	1,103,483	22	97,278
Share registration costs	24,508	24,892	13,516	20,070
Printing and postage	77,167	5,908	3,508	9,577
Miscellaneous	113,900	119,983	43,648	25,919

TOTAL EXPENSES	14,614,732	16,544,393	3,797,913	2,074,858

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(5,641,767)	(6,810,035)	(1,709,795)	(1,173,065)
Waiver of distribution services fee—Administrative Class	(413,586)	(2,175,546)	(725,274)	(61,620)
Waiver of distribution services fee—Service Class	(919,346)	(1,103,483)	(22)	(97,278)
Waiver of shareholder services fee—Administrative Class	(413,586)	(2,175,546)	(725,274)	(61,620)
Waiver of shareholder services fee—Select Class	(3,047,137)	(1,266,571)	(312,993)	(469,784)
Waiver of shareholder services fee—Service Class	(873,137)	(1,103,483)	(22)	(97,278)

TOTAL WAIVERS AND REIMBURSEMENTS	(11,308,559)	(14,634,664)	(3,473,380)	(1,960,645)

Net expenses	3,306,173	1,909,729	324,533	114,213

Net investment income	372,885	185,324	(364)	25,199

REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	26,196	11,526	126	—

Net realized gain (loss) on investments	26,196	11,526	126	—

Change in net assets resulting from operations	$399,081	$196,850	$(238)	$25,199

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

20    STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington		Wilmington
	Prime		U.S. Government
	Money Market Fund		Money Market Fund

	Six Months Ended		Six Months Ended
	October 31,	Year Ended	October 31,	Year Ended
	2015	April 30,	2015	April 30,
	(unaudited)	2015	(unaudited)	2015
OPERATIONS:
Net investment income	$372,885	$444,404	$185,324	$415,643
Net realized gain (loss) on investments	26,196	12,180	11,526	4,315

Change in net assets resulting from operations	399,081	456,584	196,850	419,958

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Administrative Class	(37,614)	(46,265)	(87,856)	(184,789)
Institutional Class	(22,460)	(24,467)	(2,570)	(3,473)
Select Class	(275,866)	(295,729)	(51,173)	(101,403)
Service Class	(36,869)	(76,769)	(44,375)	(125,210)

Change in net assets resulting from distributions to shareholders	(372,809)	(443,230)	(185,974)	(414,875)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	791,830,035	995,503,689	2,360,291,513	3,877,501,399
Institutional Class	322,216,128	1,060,689,984	119,718,808	37,157,622
Select Class	2,323,909,202	3,974,173,345	1,242,183,579	1,928,110,623
Service Class	1,048,104,653	2,639,297,327	731,904,633	2,761,898,754
Distributions reinvested
Administrative Class	19	20	1,453	5,209
Institutional Class	1,378	1,679	526	1,161
Select Class	48,905	51,805	826	1,117
Service Class	19,686	40,704	4,944	7,232
Cost of shares redeemed
Administrative Class	(872,848,687)	(968,605,086)	(2,213,457,622)	(3,994,684,719)
Institutional Class	(310,176,352)	(869,855,406)	(127,393,154)	(94,675,053)
Select Class	(2,362,808,949)	(3,847,371,614)	(1,227,067,176)	(1,811,768,074)
Service Class	(1,008,849,433)	(2,693,246,232)	(1,273,577,459)	(2,781,129,145)

Change in net assets resulting from share transactions	(68,553,415)	290,680,215	(387,389,129)	(77,573,874)

Change in net assets	(68,527,143)	290,693,569	(387,378,253)	(77,568,791)
NET ASSETS:
Beginning of period	3,719,652,656	3,428,959,087	3,940,142,159	4,017,710,950

End of period	$3,651,125,513	$3,719,652,656	$3,552,763,906	$3,940,142,159

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(946)	$(1,022)	$986	$1,636

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)    21

	Wilmington		Wilmington
	Prime		U.S. Government
	Money Market Fund		Money Market Fund

	Six Months Ended		Six Months Ended
	October 31,	Year Ended	October 31,	Year Ended
	2015	April 30,	2015	April 30,
	(unaudited)	2015	(unaudited)	2015
SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	791,830,035	995,503,689	2,360,291,513	3,877,501,399
Institutional Class	322,216,128	1,060,689,984	119,718,808	37,157,622
Select Class	2,323,909,202	3,974,173,345	1,242,183,579	1,928,110,623
Service Class	1,048,104,653	2,639,297,327	731,904,633	2,761,898,754
Distributions reinvested
Administrative Class	19	20	1,453	5,209
Institutional Class	1,378	1,679	526	1,161
Select Class	48,905	51,805	826	1,117
Service Class	19,686	40,704	4,944	7,232
Shares redeemed
Administrative Class	(872,848,687)	(968,605,086)	(2,213,457,622)	(3,994,684,719)
Institutional Class	(310,176,352)	(869,855,406)	(127,393,154)	(94,675,053)
Select Class	(2,362,808,949)	(3,847,371,614)	(1,227,067,176)	(1,811,768,074)
Service Class	(1,008,849,433)	(2,693,246,232)	(1,273,577,459)	(2,781,129,145)

Net change in shares outstanding	(68,553,415)	290,680,215	(387,389,129)	(77,573,874)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

22	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington U.S. Treasury Money Market Fund		Wilmington Tax-Exempt Money Market Fund

	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015
OPERATIONS:
Net investment income	$(364)	$473	$25,199	$50,673
Net realized gain (loss) on investments	126	415	—	—

Change in net assets resulting from operations	(238)	888	25,199	50,673

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Administrative Class	(296)	(845)	(2,478)	(4,262)
Select Class	(153)	(381)	(18,727)	(39,332)
Service Class	—	—	(3,892)	(7,329)

Change in net assets resulting from distributions to shareholders	(449)	(1,226)	(25,097)	(50,923)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	461,080,172	1,224,054,650	24,860,631	45,149,714
Select Class	363,101,474	839,334,028	255,820,737	474,676,458
Service Class	—	12,201	57,346,914	135,589,560
Distributions reinvested
Administrative Class	1	4	—	—
Select Class	22	139	246	666
Service Class	—	—	3,223	7,453
Cost of shares redeemed
Administrative Class	(554,025,568)	(1,374,942,422)	(16,135,906)	(42,427,934)
Select Class	(388,172,163)	(888,754,034)	(302,816,022)	(482,564,643)
Service Class	—	—	(77,165,042)	(130,989,192)

Change in net assets resulting from share transactions	(118,016,062)	(200,295,434)	(58,085,219)	(557,918)

Change in net assets	(118,016,749)	(200,295,772)	(58,085,117)	(558,168)
NET ASSETS:
Beginning of period	896,444,672	1,096,740,444	535,691,392	536,249,560

End of period	$778,427,923	$896,444,672	$477,606,275	$535,691,392

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(364)	$449	$(157)	$(259)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	461,080,172	1,224,054,650	24,860,631	45,149,714
Select Class	363,101,474	839,334,028	255,820,737	474,676,458
Service Class	—	12,201	57,346,914	135,589,560
Distributions reinvested
Administrative Class	1	4	—	—
Select Class	22	139	246	666
Service Class	—	—	3,223	7,453
Shares redeemed
Administrative Class	(554,025,568)	(1,374,942,422)	(16,135,906)	(42,427,934)
Select Class	(388,172,163)	(888,754,034)	(302,816,022)	(482,564,643)
Service Class	—	—	(77,165,042)	(130,989,192)

Net change in shares outstanding	(118,016,062)	(200,295,434)	(58,085,219)	(557,918)

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

[This Page Intentionally Left Blank]

24	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON PRIME MONEY MARKET FUND

ADMINISTRATIVE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.03%		0.03%		0.04%
Net Assets, End of Period (000’s)	$271,578		$352,595		$325,696		$382,757		$464,721		$416,387
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.98%		0.98%		0.97%		0.80%		0.75%
Net Expenses(e)	0.18	%(d)	0.14%		0.13%		0.17%		0.16%		0.25%
Net Investment Income	0.02	%(d)	0.01%		0.01%		0.03%		0.02%		0.04%

INSTITUTIONAL CLASS	2015(a)		2015		2014		2013		2012(f)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.03%		0.01%
Net Assets, End of Period (000’s)	$249,741		$237,698		$46,861		$31,056		$42,072
Ratios to Average Net Assets
Gross Expense	0.48	%(d)	0.48%		0.48%		0.47%		0.46	%(d)
Net Expenses(e)	0.18	%(d)	0.14%		0.13%		0.17%		0.16	%(d)
Net Investment Income	0.02	%(d)	0.01%		0.01%		0.03%		0.04	%(d)

SELECT CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.03%		0.02%		0.01%
Net Assets, End of Period (000’s)	$2,400,825		$2,439,662		$2,312,800		$2,528,068		$2,424,783		$345,931
Ratios to Average Net Assets
Gross Expense	0.73	%(d)	0.73%		0.73%		0.72%		0.73%		0.75%
Net Expenses(e)	0.18	%(d)	0.14%		0.13%		0.17%		0.16%		0.28%
Net Investment Income	0.02	%(d)	0.01%		0.01%		0.03%		0.03%		0.01%

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	25

WILMINGTON PRIME MONEY MARKET FUND (continued)

SERVICE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$728,982		$689,698		$743,602		$829,547		$779,543		$217,836
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.98%		0.98%		0.96%		0.98%		1.00%
Net Expenses(e)	0.18	%(d)	0.14%		0.14%		0.19%		0.18%		0.28%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.01%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.
(f)	Reflects investment operations for the period from March 12, 2012 to April 30, 2012.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

26	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—		—		(0.000	)(b)
Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$1,703,126		$1,556,286		$1,673,462		$1,885,193		$1,801,115		$1,493,139
Ratios to Average Net Assets
Gross Expense	0.97	%(d)	0.97%		0.97%		0.96%		0.79%		0.73%
Net Expenses(e)	0.10	%(d)	0.07%		0.08%		0.15%		0.12%		0.25%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.01%

INSTITUTIONAL CLASS	2015(a)		2015		2014		2013		2012(f)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.00%
Net Assets, End of Period (000’s)	$18,406		$26,079		$83,595		$25,683		$85,322
Ratios to Average Net Assets
Gross Expense	0.46	%(d)	0.47%		0.47%		0.46%		0.46	%(d)
Net Expenses(e)	0.10	%(d)	0.07%		0.08%		0.15%		0.13	%(d)
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01	%(d)

SELECT CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—		—		(0.000	)(b)
Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$1,020,623		$1,005,503		$889,158		$1,164,388		$1,213,146		$355,506
Ratios to Average Net Assets
Gross Expense	0.72	%(d)	0.72%		0.72%		0.71%		0.72%		0.74%
Net Expenses(e)	0.10	%(d)	0.07%		0.08%		0.15%		0.12%		0.26%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.01%

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	27

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND (continued)

SERVICE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—		—		(0.000	)(b)
Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$810,609		$1,352,274		$1,371,495		$1,131,306		$873,278		$35,561
Ratios to Average Net Assets
Gross Expense	0.97	%(d)	0.97%		0.97%		0.96%		0.97%		0.98%
Net Expenses(e)	0.10	%(d)	0.07%		0.08%		0.14%		0.13%		0.25%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.01%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.
(f)	Reflects investment operations for the period from March 12, 2012 to April 30, 2012.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

28	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.00	%(d)	0.00	%(d)	0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$538,526		$631,472		$782,360		$827,103		$909,306		$676,070
Ratios to Average Net Assets
Gross Expense	0.99	%(e)	0.98%		0.97%		0.97%		0.80%		0.74%
Net Expenses(f)	0.08	%(e)	0.06%		0.06%		0.14%		0.06%		0.16%
Net Investment Income	0.00	%(d)(e)	0.00	%(d)	0.01%		0.01%		0.01%		0.01%

SELECT CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.00	%(d)	0.00	%(d)	0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$239,884		$264,955		$314,375		$386,574		$210,231		$71,929
Ratios to Average Net Assets
Gross Expense	0.74	%(e)	0.74%		0.72%		0.73%		0.73%		0.74%
Net Expenses(f)	0.08	%(e)	0.06%		0.06%		0.14%		0.06%		0.17%
Net Investment Income	0.00	%(d)(e)	0.00	%(d)	0.01%		0.01%		0.01%		0.01%

SERVICE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	—		—		(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.00	%(d)	0.00	%(d)	0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$18		$18		$6		$10,034		$8,909		$10,627
Ratios to Average Net Assets
Gross Expense	0.99	%(e)	0.99%		0.97%		0.97%		0.99%		0.99%
Net Expenses(f)	0.08	%(e)	0.06%		0.06%		0.14%		0.06%		0.16%
Net Investment Income	0.00	%(d)(e)	0.00	%(d)	0.01%		0.01%		0.01%		0.01%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Represents less than 0.01%.
(e)	Annualized for periods less than one year.
(f)	The investment manager and other service providers voluntarily waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	29

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON TAX-EXEMPT MONEY MARKET FUND

ADMINISTRATIVE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	—		—		—		—		0.000	(b)	—
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000)		(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.03%
Net Assets, End of Period (000’s)	$51,408		$42,684		$39,962		$38,684		$41,513		$33,322
Ratios to Average Net Assets
Gross Expense	1.01	%(d)	1.01%		1.00%		0.99%		0.87%		0.83%
Net Expenses(e)	0.05	%(d)	0.05%		0.09%		0.16%		0.23%		0.39%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.03%

SELECT CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	—		—		—		—		0.000	(b)	—
Total Income (Loss) From Operations	0.000	(b)	0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	0.000	(b)	0.000	(b)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.03%
Net Assets, End of Period (000’s)	$366,697		$413,692		$421,579		$406,386		$362,551		$108,802
Ratios to Average Net Assets
Gross Expense	0.76	%(d)	0.76%		0.75%		0.74%		0.77%		0.83%
Net Expenses(e)	0.05	%(d)	0.05%		0.09%		0.15%		0.23%		0.39%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.03%

SERVICE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	—		—		—		—		0.000	(b)	—
Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$59,501		$79,316		$74,708		$57,425		$57,379		$11,779
Ratios to Average Net Assets
Gross Expense	1.01	%(d)	1.01%		1.00%		0.99%		1.02%		1.08%
Net Expenses(e)	0.05	%(d)	0.05%		0.09%		0.16%		0.23%		0.41%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.01%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

30	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2015 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios, 4 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 12 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Prime Money Market Fund (“Prime Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Wilmington Tax-Exempt Money Market Fund (“Tax-Exempt Money Market Fund”)(d)	The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I, and Institutional Class. Class A and Class I are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASU”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2015, there were no transfers between Levels 1, 2 and 3 assets and liabilities based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	31

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

At October 31, 2015, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of
		Non-cash	Cash
	Repurchase	Collateral	Collateral
Fund/Counterparty	Agreements	Received	Received(1)	Net Amount(2)
Prime Money Market Fund
Credit Suisse First Boston LLC,	$100,000,000	$100,000,000	$—	$—
Credit Suisse First Boston LLC,	133,000,000	133,000,000	—	—
TD Securities, Inc.,	50,000,000	50,000,000	—	—

	$283,000,000	$283,000,000	$—	$—
U.S. Government Money Market Fund
Credit Suisse First Boston LLC	$150,000,000	$150,000,000	$—	$—
Credit Suisse First Boston LLC	65,000,000	$65,000,000	—	—
TD Securities, Inc.	137,000,000	137,000,000	—	—
TD Securities, Inc.	60,000,000	60,000,000	—	—

	$412,000,000	$412,000,000	$—	$—
U.S. Treasury Money Market Fund
Credit Suisse First Boston LLC	$ 50,000,000	$ 50,000,000	$—	$—

	$ 50,000,000	$ 50,000,000	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year or period, the Funds did not incur any interest or penalties.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

32	NOTES TO FINANCIAL STATEMENTS (continued)

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales.

3.	FEDERAL TAX INFORMATION

As of April 30, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the years ended 2014, 2013, and 2012, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal years as reported on the Statements of Changes in Net Assets were as follows:

		2015			2014
	Ordinary		Long-Term	Ordinary		Long-Term
Fund	Income*	Tax-Exempt Income	Capital Gains	Income*	Tax-Exempt Income	Capital Gains
Prime Money Market Fund	$443,230	$ —	$—	$450,723	$ —	$—
U.S. Government Money Market Fund	414,875	—	—	409,081	—	—
U.S. Treasury Money Market Fund	1,226	—	—	75,464	—	—
Tax-Exempt Money Market Fund	576	50,347	—	624	55,562	—

    *     For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

		Undistributed	Other	Unrealized	Capital Loss
	Undistributed	Long-Term	Timing	Appreciation	Carryforwards
Fund	Ordinary Income	Capital Gains	Differences	(Depreciation)	and Deferrals
Prime Money Market Fund	$48,650	$—	$(49,672)	$—	$(1,836)
U.S. Government Money Market Fund	34,451	—	(32,815)	—	(24,562)
U.S. Treasury Money Market Fund	449	—	—	—	(35,252)
Tax-Exempt Money Market Fund	4,100	—	(4,359)	—	(72,058)

At April 30, 2015, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

				Short-Term	Total Capital
	Capital Loss Available Through			Post-Effective	Loss
Fund	2016	2017	2018	No Expiration	Carryforwards
Prime Money Market Fund	$—	$—	$—	$ 1,836	$ 1,836
U.S. Government Money Market Fund	—	—	—	24,562	24,562
U.S. Treasury Money Market Fund	—	—	—	35,252	35,252
Tax-Exempt Money Market Fund	6,657	63,251	2,115	35	72,058

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. At April 30, 2015, the Funds had no Post-October or Late Year losses to defer.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	33

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Prime Money Market Fund	0.40%
U.S. Government Money Market Fund	0.40%
U.S. Treasury Money Market Fund	0.40%
Tax-Exempt Money Market Fund	0.40%

WFMC has voluntarily agreed to reduce its advisory fee and/or reimburse each of the Fund’s operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield for each share class of the Funds at or above 0.00%. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice. WFMC will not recoup previously waived fees/expenses in subsequent years.

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administration	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	On the first $5 billion
	0.030%	On the next $2 billion
	0.025%	On the next $3 billion
	0.018%	On assets in excess of $10 billion

BNYM	0.0285%	On the first $500 million
	0.0280%	On the next $500 million
	0.0275%	On assets in excess of $1 billion

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2015, WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2015, no affiliates of the Advisor received these fees.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. and Traders Trust Company (together, “M&T”) affiliates of the Advisor, has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2015, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Prime Money Market Fund	$10,637

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

34	NOTES TO FINANCIAL STATEMENTS (continued)

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.10% per annum on the daily unused portion. The LOC was in effect for the entire fiscal year and the termination date of this LOC is March 9, 2016. The Funds did not utilize the LOC during the six months ended October 31, 2015.

6.	MONEY MARKET REFORM

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally changes the way that certain money market funds will be required to operate. These amendments are generally not effective until 2016, but when implemented will affect the Funds’ operations and may affect the Funds’ return potential. The intent of the increased regulations is to improve transparency and to prevent a run on money market fund assets during times of financial crisis in the markets. Some of the highlights of the changes include mandating that certain money market funds move to a floating NAV, the ability of the funds to impose gates and redemption fees, and the requirement for additional disclosure on money market fund websites.

7.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

35

BOARD RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Trust’s investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”) with its investment advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement or Agreements, including the services and support provided to the Fund and its shareholders.

On July 22, 2015, the Board, including a majority of the Independent Trustees, held a special meeting (the “July Special Meeting”) with Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Advisor”) concerning the sub-advisory agreements due for renewal between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisors (the “Sub-Advisors”). The purpose of the July Special Meeting was to allow the Advisor to provide the Board with an initial basis for recommendation of approval of the sub-advisory agreements. In preparation for the July Special Meeting, the Trustees requested and received a variety of information about the Sub-Advised Funds and their Sub-Advisors, including comparative information regarding each Sub-Advised Fund’s investment performance, descriptions of each Sub-Advisor’s operations and investment advisory services, and information concerning compensation and other benefits, compliance and regulatory matters, portfolio transactions and brokerage, and legal proceedings. A portfolio manager from the Advisor presented information regarding each Sub-Advised Fund, the Advisor, and each Sub-Advisor.

On August 31. 2015, in a telephonic session, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management (the “August Executive Session”). The primary purpose of the August Executive Session was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 16-17, 2015 (the “September Regular Meeting”).

In preparation for the August Executive Session, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

•

Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups created by Morningstar, Inc. (“Morningstar”) of similar or peer group funds;

•

Information from the Advisor describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2015) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar peer groups, and with a custom peer groups approved by the Board, as applicable;

•	Information about each separately managed account of the Advisor (and each Sub-Advisor, where relevant) that has substantially similar investment objectives to a corresponding Fund; and

•

Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2015 compared with the Fund’s Lipper peer group, and with a custom peer groups for a Fund, and current management fees and total expenses compared with the Fund’s Morningstar expense group, designed to identify Funds whose expenses and/or performance may require particularly close review.

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided by the Advisor concerning the following:

•	The nature and quality of the services provided, including the activities of the Advisor with respect to the Sub-Advisors;

•	The Advisor’s (and Sub-advisors’, where relevant) cost of providing the services;

•	The extent to which the Advisor (and Sub-advisors, where relevant) realizes economies of scale as a Fund grows larger;

•	The fall-out benefits to the Advisor and its advisory affiliates that can be attributed to the Advisor’s positions (and Sub-Advisors’, where relevant) with the Fund; and

•	The financial stability of the Advisor and each Sub-advisor and their parent companies, where relevant.

As part of the July Special Meeting and August Executive Session, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the September Regular Meeting.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

36	BOARD RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At the September Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the July Special Meeting and August Executive Session. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor at its discretion. The Board considered the Advisor’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

The information considered by the Board with respect to specific Funds is summarized below.

Wilmington Prime Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance above the peer group averages for the one-, three- and five-year periods ended June 30, 2015. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance slightly above the peer group average for the one-year period, slightly below the peer group average for the three-year period, and below the peer group average for the five-year period ended June 30, 2015. The Board also considered management’s view that there is a demand-supply imbalance in the U.S. Government market due in part to bank compliance with new capital and liquidity rules, and that real yields continue to range from slightly negative to plus 0.5 basis points. The Board also considered that the Fund is managed conservatively, and typically invests a greater percentage of its portfolio in higher-grade credit securities, which suppresses the portfolio’s yield. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s net management fee rate was slightly above the Fund’s expense group median and that its net total expense ratio was above the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance below the peer group average for the one-year period, slightly above the peer group average for the three-year period, and above the peer group average for the five-year period ended June 30, 2015. The Board also considered management’s view that there is a demand-supply imbalance in the U.S. Government market due in part to bank compliance with new capital and liquidity rules, and that real yields continue to range from slightly negative to plus 0.5 basis points. The Board also considered that the Fund is managed conservatively, and typically invests a greater percentage of its portfolio in higher-grade credit securities, which suppresses the portfolio’s yield. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Tax-Exempt Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance above the peer group average for the one-year period, at the peer group average for the three-year period, and below the peer group average for the five-year period ended June 30, 2015. The Board also considered that the Fund is managed conservatively, and typically invests a greater percentage of its portfolio in higher-grade credit securities, which suppresses the portfolio’s yield. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

*****

At the September Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following:

•	The nature and extent of the investment advisory services to be provided to the Funds by the Advisor and each Sub-Advisor (as applicable) were consistent with the terms of the Advisory Agreements; and

•	The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

37

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

38

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

39

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
Wilmington, DE 19890	Denver, CO 80203

Sub-Advisor	Fund Accountant, Co-Administrator, Transfer
Wilmington Trust Investment Advisors	Agent and Dividend Disbursing Agent
111 South Calvert Street 26th Floor	BNY Mellon Investment Servicing (U.S.) Inc.
Baltimore, MD 21202	301 Bellevue Parkway
Co-Administrator	Wilmington, DE 19809
Wilmington Funds Management Corp. 1100 North Market Street	Independent Registered Public Accounting Firm Ernst & Young LLP
Wilmington, DE 19890	One Commerce Square
Custodian The Bank of New York Mellon	2005 Market Street, Suite 700 Philadelphia, PA 19103
One Wall Street
New York, NY 10286

WT-SAR-MM-1015

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

WILMINGTON TRUST

October 31, 2015 (unaudited)

PRESIDENT'S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Fixed Income Funds

Wilmington Broad Market Bond Fund

Wilmington Intermediate-Term Bond Fund

Wilmington Short-Term Bond Fund

Wilmington Municipal Bond Fund

Wilmington New York Municipal Bond Fund

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)

Wilmington Short-Term Bond Fund (“Short-Term Bond Fund”)

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s fiscal period of May 1, 2015, through October 31, 2015. Inside you will find a comprehensive review of the Funds’ holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond markets, and stock markets over the six-month reporting period.

The Economy

The economic recovery from the Great Recession entered its sixth year, even as the data continued to send confusing signals about the state of the economy’s health.

The gross domestic product (GDP) grew at a very healthy annualized rate of 3.9% in the second quarter of 2015, but slowed considerably the following quarter, posting just a 1.5% annualized growth rate.i

ihttpihttps://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm

The acceleration in the second quarter’s GDP growth was rooted in higher exports, personal consumption expenditures, government spending, and nonresidential fixed investment.ii However, those supports weakened in the third quarter of 2015 as GDP growth was impacted by a downturn in private inventory investment and a deceleration in personal consumption expenditures, exports, investments, and government spending.iii

iihttp://www.bea.gov/newsreleases/national/gdp/2015/gdp2q15_2nd.htm

iiihttps://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm

The job market grew increasingly stronger as unemployment fell steadily from 5.5% to 5.0% over the May–October 2015 period.iv Wage growth had begun showing signs of life, but the most recent labor participation rate of 62.4% stood at historically low levels and had actually declined over the course of the six-year economic recovery.v

ivhttp://data.bls.gov/timeseries/LNS14000000

vhttp://data.bls.gov/timeseries/LNS11300000

U.S. companies continued to be affected by the combination of weak global economic demand and a strong U.S. dollar, which reduces the competitiveness of American products in overseas markets. Reflecting these challenges, industrial production was flat for the period, but down in four of the last six months (as of September 2015).vi

vihttp://www.federalreserve.gov/releases/g17/Current/

Commodity prices fell on fears of slowing demand from China and in the face of a sputtering global economy. The declines suffered were broad-based, as evidenced by the 15.7% decline in the Bloomberg Commodity Index.1 Especially noteworthy was oil, which continued its slide as West Texas Intermediate fell 21.8%, from $59.62 per barrel to $46.60 per barrel by October-end.vii

viihttp://www.eia.gov/dnav/pet/hist/LeafHandler.ashx?n=PET&s=RWTC&f=D

The Bond Markets

Treasury yields took a roller coaster ride, with 10-year note yields rising from 2.05% at the beginning of May to a peak of 2.50% in June as investors worried about a hike in the federal funds rate, then declining to a trough of 1.99% as investors fled to safety in reaction to the sharp declines in the world’s stock markets during August and September. As stocks rebounded in October and the prospect that the Federal Reserve (the “Fed”) would raise rates in December grew more likely, yields crept higher to settle at 2.16% at October-end.viii

viiihttp://www.treasury.gov/resource-center/data-chart-center/interest-rates/Pages/TextView.aspx?data=yieldYear&year=2015

While taxable bonds experienced only minor losses—the Barclays U.S. Aggregate Bond Index2 was down 0.10% for the six-month period—they did suffer from a drop in investor demand that led some companies to delay or reduce the size of planned issuances.

The high-yield sector was hard hit, primarily by investor worries over falling commodity prices and the ability of such energy and other commodity-related borrowers to make debt payments. Barclays U.S. Corporate High Yield Bond Index3 declined 3.40%.

PRESIDENT’S MESSAGE / October 31, 2015(unaudited)

ii

Municipal bonds performed better as lower issuance and high levels of maturing bonds supported prices. The nonpayment by Puerto Rico on its outstanding bonds had little impact on the municipal market as the default was widely expected. For the six months ending October 2015, the Barclays Municipal Bond Index4 rose 1.68%.

For the six-month reporting period May 1, 2015 through October 31, 2015, certain Barclays indices performed as follows5:

Barclays U.S. Aggregate Bond Index	Barclays U.S. U.S. Treasury Bond Index[6]	Barclays U.S. Mortgage-Backed Securities Index[7]	Barclays U.S. Credit Bond Index[8]	Barclays Municipal Bond Index
-0.10%	0.31%	0.57%	-1.33%	1.68%

The Stock Markets

The stock market was roiled by global economic developments and the overhang of a possible hike in the federal funds rate.

An exceptionally volatile summer began in June as an impasse between Greece and its lenders led to worries about the economic impact of a Greek bankruptcy and the prospect of Greece’s exit from the European Community. U.S. markets were not immune to these developments as stock prices retreated amid the unfolding crisis.

While the Greek debt crisis would be resolved (at least temporarily), it proved to be only the prologue to even larger concerns that would drive the markets to sustain major losses.

An unexpected currency devaluation by China in August was the catalyst that sparked significant losses in Chinese stocks and led to a global rout in stock prices. The devaluation raised fears of a weakening Chinese economy and heightened concerns about the impact a slowdown in China would have on an already-shaky global economy.

These worries culminated in a historically volatile day that began with an 8.5% drop in China’s Shanghai Composite Index. These fears reverberated westward as European markets fell sharply, with Germany’s DAX Index and U.K.’s FTSE 100 both sliding 4.7%.ix

ixhttp://www.wsj.com/articles/investors-grasp-for-answers-amid-wild-stock-rout-1440460736

The U.S. markets did not escape the carnage as the Dow Jones Industrial Average (Dow)9 closed down 3.6% after touching an intraday low of -6.6%. The Standard & Poor’s 500 index (S&P 500)10 (-3.9%) and the NASDAQ Composite Index (NASDAQ)11 (-3.8%) suffered similar declines.x

xhttp://www.wsj.com/articles/investors-grasp-for-answers-amid-wild-stock-rout-1440460736

Despite stabilizing a bit by August-end, the Dow recorded a loss of 6.36%, while the S&P 500 shed 6.03% and the NASDAQ declined 6.70% for the month.

September added to investor losses as the markets fixated on how the Fed would proceed with its goal of monetary normalization in light of wobbly global markets. When the Fed announced that it was not going to raise rates, the markets, somewhat paradoxically, fell.

The Fed had consistently preached that its move away from its zero interest rate policy would be predictable and incremental with the expressed objective of ensuring market stability. The pervasive uncertainty over when the central bank might hike rates seemed to be doing the opposite.

Intimations of further monetary stimulus in Europe, an actual rate cut in China, and a further postponement of a Fed rate hike powered markets to strong returns in October. Gains in the Dow (+8.69%), the S&P 500 (+8.44%), and the NASDAQ (+9.44%) in the month were enough to make up for the losses sustained in the previous two months.

For the six-month reporting period May 1, 2015 through October 31, 2015, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average	NASDAQ Composite Index	MSCI All Country World ex-US (Net) Index[12]
0.77%	0.27%	2.86%	-9.70%

The Trust, with assets of $11.4 billion as of October 31, 2015, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income13, stay ahead of inflation, or keep your cash working, or some combination of those goals, one or more of the Trust’s funds may provide you with the diversification, flexibility, and professional management you are seeking.14

October 31, 2015(unaudited) / PRESIDENT’S MESSAGE

iii

We appreciate the confidence you have shown by choosing us to manage your investments. We remain committed to working hard each day to earn your continued trust.

Sincerely,

Christopher D. Randall

President

December 2, 2015

For more complete information, please download the Funds’ prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	Bloomberg Commodity Index represents a broad diversified group of commodities and relies primarily on liquidity data, along with dollar adjusted production data, in determining the relative weightings.
2.	Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
3.	Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. This index is unmanaged and investments cannot be made directly in an index.
4.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
5.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
6.	Barclays U.S.Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
7.	Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
8.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed- rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
9.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
10.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.
11.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
12.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.
13.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.
14.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE / October 31, 2015(unaudited)

4

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1)fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON BROAD MARKET BOND FUND
Actual
Class A	$1,000.00	$ 994.50	$4.41	0.88%
Class I	$1,000.00	$ 994.90	$2.76	0.55%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.71	$4.47	0.88%
Class I	$1,000.00	$1,022.37	$2.80	0.55%
WILMINGTON INTERMEDIATE-TERM BOND FUND
Actual
Class A	$1,000.00	$ 998.70	$4.27	0.85%
Class I	$1,000.00	$ 999.30	$2.66	0.53%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.86	$4.32	0.85%
Class I	$1,000.00	$1,022.47	$2.69	0.53%
WILMINGTON SHORT-TERM BOND FUND
Actual
Class A	$1,000.00	$ 998.60	$3.67	0.73%
Class I	$1,000.00	$ 999.90	$2.41	0.48%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.47	$3.71	0.73%
Class I	$1,000.00	$1,022.72	$2.44	0.48%
WILMINGTON MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,015.50	$3.75	0.74%
Class I	$1,000.00	$1,016.00	$2.48	0.49%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.42	$3.76	0.74%
Class I	$1,000.00	$1,022.67	$2.49	0.49%

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

5

	Beginning Account Value 5/01/15	Ending Account Value 10/31/15	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON NEW YORK MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,014.90	$4.25	0.84%
Class I	$1,000.00	$1,016.20	$2.99	0.59%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.91	$4.27	0.84%
Class I	$1,000.00	$1,022.17	$3.00	0.59%

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

6

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Broad Market Bond Fund

At October 31, 2015, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Corporate Bonds	42.5%
U.S. Treasury	30.6%
Mortgage-Backed Securities	24.1%
Collateralized Mortgage Obligations	1.5%
Government Agencies	1.4%
Enhanced Equipment Trust Certificates	0.3%
Asset-Backed Securities	0.3%
Cash Equivalents[1]	2.0%
Other Assets and Liabilities – Net[2]	(2.7)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Diversification[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	25.5%
U.S. Treasury	30.6%
AAA / Aaa	0.2%
AA / Aa	0.5%
A / A	8.6%
BBB / Baa	30.1%
BB / Ba	1.3%
Not Rated	5.9%
Other Assets and Liabilities – Net[2]	(2.7)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITIES – 0.3%

FINANCIAL SERVICES – 0.2%

LA Arena Funding LLC,
Series 1999-1, Class A, 7.66%, 12/15/26Ω	$847,841	$937,352

WHOLE LOAN – 0.1%

SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.20%, 10/15/24Δ,Ω	112,891	113,144

TOTAL ASSET-BACKED SECURITIES
(COST $960,732)		$1,050,496

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.5%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.1%

JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CIBC18, Class A4,
5.44%, 6/12/47	552,111	570,176

Description	Par Value	Value

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.4%

3.50%, 5/01/45	$1,476,289	$1,534,387

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%

Series 1988-23, Class C, 9.75%, 9/25/18	1,636	1,785

Series 2005-29, Class WC, 4.75%, 4/25/35	43,780	47,889

Series 2012-114, Class VM, 3.50%, 10/25/25	2,162,823	2,288,832

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,338,506

WHOLE LOAN – 0.4%

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 1.20%, 2/25/34Δ	203,790	202,160

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-8, Class 2A1, 4.50%, 6/25/19	$353,939	$356,513

IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	575,274	523,633

WaMu Mortgage Pass-Through Certificates,
Series 2004-CB1, Class 1A, 5.25%, 6/25/19	616,040	631,667

TOTAL WHOLE LOAN		$1,713,973

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $6,343,501)		$6,157,042

CORPORATE BONDS – 42.5%

AEROSPACE & DEFENSE – 0.8%

L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	1,735,000	1,770,989

L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,037,307

Textron, Inc.,
Sr. Unsecured, 3.88%, 3/01/25	750,000	744,420

TOTAL AEROSPACE & DEFENSE		$3,552,716

AUTOMOTIVE – 1.7%

Daimler Finance North America LLC,
Company Guaranteed, 3.88%, 9/15/21Ω	250,000	256,676

Ford Motor Credit Co., LLC,
Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,219,669

Ford Motor Credit Co., LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	269,649

Ford Motor Credit Co., LLC,
Sr. Unsecured, 2.15%, 1/09/18	650,000	650,382

Ford Motor Credit Co., LLC,
Sr. Unsecured, 5.75%, 2/01/21	500,000	566,226

Ford Motor Credit Co., LLC,
Sr. Unsecured, 4.25%, 9/20/22	450,000	469,598

General Motors Co., Inc.,
Sr. Unsecured, 6.25%, 10/02/43	2,000,000	2,225,000

General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16	600,000	604,875

General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	300,000	312,938

Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16Ω	575,000	576,815

TOTAL AUTOMOTIVE		$7,151,828

BEVERAGES – 0.2%

Dr. Pepper Snapple Group,
Company Guaranteed, 2.60%, 1/15/19Δ	1,000,000	1,011,883

BIOTECHNOLOGY – 0.8%

Amgen, Inc.,
Sr. Unsecured, 4.40%, 5/01/45	1,180,000	1,097,752

Description	Par Value	Value
Celgene Corp.,
Sr. Unsecured, 2.25%, 5/15/19	$1,500,000	$1,503,929

Gilead Sciences, Inc.,
Sr. Unsecured, 4.60%, 9/01/35	650,000	662,164

TOTAL BIOTECHNOLOGY		$3,263,845

CAPITAL MARKETS – 1.0%

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	279,249

Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	1,370,000	1,386,443

Charles Schwab Corp.,
Sr. Unsecured, 4.45%, 7/22/20	250,000	274,718

Morgan Stanley,
Sr. Unsecured, 1.58%, 2/25/16Δ	1,050,000	1,053,020

Raymond James Financial,
Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,013,863

TOTAL CAPITAL MARKETS		$4,007,293

COMMERCIAL BANKS – 6.1%

BB&T Corp.,
Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	705,312

BB&T Corp.,
Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,652,100

Branch Banking & Trust Co.,
Subordinated, 3.80%, 10/30/26	1,000,000	1,020,242

Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	750,000	750,759

Capital One NA/Mclean VA,
Sr. Unsecured, BKNT, 1.65%, 2/05/18	680,000	676,312

Citigroup, Inc.,
Sr. Unsecured, 1.70%, 4/27/18	1,685,000	1,677,612

Comerica, Inc.,
Subordinated, 3.80%, 7/22/26	230,000	228,876

Commonwealth Bank of Australia,
Sr. Unsecured, 0.74%, 3/12/18Δ,Ω	1,000,000	994,925

Fifth Third Bancorp,
Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,271,718

Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	530,000	547,905

Fifth Third Bank/Cincinnati OH,
Sr. Unsecured, 1.35%, 6/01/17	1,000,000	1,000,817

Goldman Sachs Group, Inc.,
Sr. Unsecured, 1.48%, 4/23/20Δ	425,000	426,000

Goldman Sachs Group, Inc.,
Sr. Unsecured, 1.54%, 9/15/20Δ	1,425,000	1,426,668

JPMorgan Chase & Co.,
Sr. Unsecured, 1.70%, 3/01/18	1,600,000	1,600,290

KeyBank NA/Cleveland OH,
Sr. Unsecured, BKNT, 1.10%, 11/25/16	1,000,000	1,001,498

Keycorp,
Sr. Unsecured, 2.90%, 9/15/20	750,000	757,488

PNC Bank NA,
Sr. Unsecured, 2.40%, 10/18/19	1,500,000	1,513,043

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

8

PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

PNC Bank NA,
Subordinated Note, 2.95%, 1/30/23	$350,000	$343,584

PNC Financial Services Group, Inc.,
Subordinated, 3.90%, 4/29/24	1,500,000	1,538,658

SunTrust Banks, Inc.,
Sr. Unsecured, 2.50%, 5/01/19	2,000,000	2,011,382

US Bancorp/MN,
Subordinated, MTN, 2.95%, 7/15/22	2,000,000	1,993,245

US Bank NA/Cincinnati OH,
Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	2,014,935

Wells Fargo & Co.,
Sr. Unsecured, 3.68%, 6/15/16Δ	500,000	510,089

TOTAL COMMERCIAL BANKS		$25,663,458

COMMERCIAL FINANCE – 0.1%

General Electric Capital Corp.,
Subordinated Note, 5.30%, 2/11/21	250,000	285,511

COMPUTERS – 0.4%

Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17#	1,580,000	1,586,780

CONSUMER FINANCE – 0.2%

American Express Co.,
Sr. Unsecured, 0.92%, 5/22/18Δ	655,000	652,742

DIVERSIFIED FINANCIAL SERVICES – 2.3%

Bank of America Corp.,
Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,301,297

Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,280,110

Bank of America Corp.,
Sr. Unsecured, MTN, 1.39%, 3/22/18Δ	1,500,000	1,511,366

Bank of America Corp.,
Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,004,284

Citigroup, Inc.,
Sr. Unsecured, 1.25%, 1/15/16	63,000	63,058

Citigroup, Inc.,
Sr. Unsecured, 4.45%, 1/10/17	250,000	259,387

Citigroup, Inc.,
Sr. Unsecured, 6.13%, 5/15/18	275,000	303,165

FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,251,766

JPMorgan Chase & Co.,
Sr. Unsecured, 2.60%, 1/15/16	500,000	502,143

JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	150,000	163,775

JPMorgan Chase & Co.,
Sr. Unsecured, 4.63%, 5/10/21	100,000	108,978

JPMorgan Chase Capital XXIII,
Limited Guarantee, 1.32%, 5/15/47Δ	1,000,000	752,500

Morgan Stanley,
Subordinated, GMTN, 4.35%, 9/08/26	505,000	514,805

TD Ameritrade Holding Corp.,
Sr. Unsecured, 2.95%, 4/01/22	847,000	843,898

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,860,532

Description	Par Value	Value

ELECTRIC – 2.4%

CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	$300,000	$325,902

Dominion Resources, Inc./VA,
Sr. Unsecured, 1.25%, 3/15/17	960,000	956,545

Dominion Resources, Inc./VA,
Sr. Unsecured, 2.50%, 12/01/19	1,500,000	1,503,895

DTE Energy Co.,
Sr. Unsecured, 3.85%, 12/01/23	305,000	316,566

Entergy Arkansas, Inc.,
1st Mortgage, 4.95%, 12/15/44	1,000,000	996,180

Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,392,925

Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	650,000	699,362

FirstEnergy Corp.,
Series A, Sr. Unsecured, 2.75%, 3/15/18	1,285,000	1,289,586

FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25Ω	2,250,000	2,306,382

System Energy Resources, Inc.,
1st Mortgage, 4.10%, 4/01/23	500,000	507,309

TOTAL ELECTRIC		$10,294,652

ELECTRONICS – 0.3%

Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 3.30%, 2/15/22	1,100,000	1,103,645

ENVIRONMENTAL CONTROL – 1.0%

Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,465,000	1,483,991

Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,274,391

Waste Management, Inc.,
Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,422,253

TOTAL ENVIRONMENTAL CONTROL		$4,180,635

FOOD – 0.8%

Kraft Foods Group, Inc.,
Company Guaranteed, 2.25%, 6/05/17	2,000,000	2,024,444

Kraft Heinz Foods Co.,
Company Guaranteed, 1.60%, 6/30/17Ω	850,000	851,279

Kraft Heinz Foods Co.,
Company Guaranteed, 5.20%, 7/15/45Ω	500,000	529,254

TOTAL FOOD		$3,404,977

FOOD PRODUCTS – 0.8%

General Mills, Inc.,
Sr. Unsecured, 1.40%, 10/20/17	2,000,000	1,998,177

McCormick & Co., Inc.,
Sr. Unsecured, 5.75%, 12/15/17	500,000	549,469

McCormick & Co., Inc.,
Sr. Unsecured, 3.90%, 7/15/21	500,000	533,040

WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16Ω	125,000	125,386

TOTAL FOOD PRODUCTS		$3,206,072

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

9

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

FOOD RETAILING – 0.6%

Kroger Co.,
Sr. Unsecured, 2.95%, 11/01/21	$1,750,000	$1,749,712

Kroger Co.,
Sr. Unsecured, 8.00%, 9/15/29	500,000	681,471

TOTAL FOOD RETAILING		$2,431,183

HEALTH CARE PROVIDERS & SERVICES – 0.2%

UnitedHealth Group, Inc.,
Sr. Unsecured, 6.00%, 6/15/17	250,000	268,964

UnitedHealth Group, Inc.,
Sr. Unsecured, 1.40%, 12/15/17	450,000	450,679

UnitedHealth Group, Inc.,
Sr. Unsecured, 3.95%, 10/15/42	290,000	274,485

TOTAL HEALTH CARE PROVIDERS & SERVICES		$994,128

HOME FURNISHINGS – 0.5%

Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	350,000	361,598

Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,604,804

Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	210,089

TOTAL HOME FURNISHINGS		$2,176,491

HOUSEHOLD PRODUCTS – 0.2%

Becton Dickinson and Co.,
Sr. Unsecured, 1.80%, 12/15/17	670,000	673,922

INSURANCE – 2.1%

Aon PLC,
Sr. Unsecured, 4.00%, 11/27/23	1,450,000	1,488,658

Berkshire Hathaway Finance Corp.,
Company Guaranteed, 4.30%, 5/15/43	425,000	419,495

CNA Financial Corp.,
Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,134,825

CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	950,000	958,522

Lincoln National Corp.,
Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,042,744

Principal Financial Group, Inc.,
Company Guaranteed, 3.30%, 9/15/22	250,000	249,603

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,011,245

WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,065,076

WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,686,718

TOTAL INSURANCE		$9,056,886

MEDIA – 2.1%

CBS Corp.,
Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,011,156

CBS Corp.,
Company Guaranteed, 4.60%, 1/15/45	1,100,000	991,214

CCO Safari II LLC,
Sr. Secured, 3.57%, 7/23/20Ω	1,500,000	1,510,750

Description	Par Value	Value

NBCUniversal Enterprise, Inc.,
Company Guaranteed, 0.86%, 4/15/16Δ,Ω	$420,000	$420,580

Time Warner, Inc.,
Company Guaranteed, 4.85%, 7/15/45	1,190,000	1,190,493

Viacom, Inc.,
Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,098,413

Viacom, Inc.,
Sr. Unsecured, 3.88%, 12/15/21	850,000	836,902

Viacom, Inc.,
Sr. Unsecured, 5.25%, 4/01/44	1,000,000	872,966

TOTAL MEDIA		$8,932,474

METALS & MINING – 0.4%

Alcoa, Inc.,
Sr. Unsecured, 5.13%, 10/01/24	1,000,000	994,375

Barrick Gold Corp.,
Sr. Unsecured, 5.25%, 4/01/42	1,000,000	819,860

TOTAL METALS & MINING		$1,814,235

MISCELLANEOUS MANUFACTURING – 0.7%

GE Capital Trust I,
Limited Guaranteed, 6.38%, 11/15/67Δ	1,000,000	1,075,000

Ingersoll-Rand Luxembourg Finance SA,
Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,128,055

John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	251,563

Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	480,000	488,762

TOTAL MISCELLANEOUS MANUFACTURING		$2,943,380

OIL & GAS – 2.7%

Anadarko Finance Co.,
Series B, Company Guaranteed, 7.50%, 5/01/31	1,000,000	1,230,904

Anadarko Petroleum Corp.,
Sr. Unsecured, 5.95%, 9/15/16	225,000	233,384

Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	1,190,000	1,281,173

Canadian Natural Resources Ltd.,
Sr. Unsecured, 7.03%, 3/30/16	1,000,000	997,389

Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	925,000	933,273

Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	745,000	730,255

Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	1,000,000	716,919

Nabors Industries, Inc.,
Company Guaranteed, 2.35%, 9/15/16	800,000	796,278

Nabors Industries, Inc.,
Company Guaranteed, 4.63%, 9/15/21	500,000	455,708

ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	1,000,000	858,453

Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	2,250,000	2,301,396

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

10

PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Sempra Energy,
Sr. Unsecured, 6.50%, 6/01/16	$500,000	$515,171

Valero Energy Corp.,
Sr. Unsecured, 4.90%, 3/15/45	563,000	522,004

TOTAL OIL & GAS		$11,572,307

PHARMACEUTICALS – 2.1%

AbbVie, Inc.,
Sr. Unsecured, 1.20%, 11/06/15	1,500,000	1,500,118

AbbVie, Inc.,
Sr. Unsecured, 1.75%, 11/06/17	1,000,000	1,010,126

AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	460,000	422,754

Actavis Funding SCS,
Company Guaranteed, 1.30%, 6/15/17	1,500,000	1,487,496

Actavis Funding SCS,
Company Guaranteed, 4.75%, 3/15/45	570,000	550,253

Celgene Corp.,
Sr. Unsecured, 4.63%, 5/15/44	1,390,000	1,330,217

McKesson Corp.,
Sr. Unsecured, 1.29%, 3/10/17	460,000	459,659

Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	940,000	999,216

Medtronic, Inc.,
Sr. Unsecured, 1.50%, 3/15/18	700,000	702,893

Merck & Co., Inc.,
Sr. Unsecured, 3.70%, 2/10/45	550,000	505,493

TOTAL PHARMACEUTICALS		$8,968,225

PIPELINES – 2.2%

Energy Transfer Partners LP,
Sr. Secured, 2.50%, 6/15/18	1,000,000	988,951

Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	870,000	770,826

Energy Transfer Partners LP,
Sr. Unsecured, 4.05%, 3/15/25	1,000,000	879,451

Enterprise Products Operating LLC,
Company Guaranteed, 4.95%, 10/15/54	500,000	443,220

Enterprise Products Operating LLC,
Series B, Company Guaranteed,
7.03%, 1/15/68Δ	2,000,000	2,122,500

Kinder Morgan Energy Partners LP,
Sr. Unsecured, 5.40%, 9/01/44	1,000,000	825,426

Kinder Morgan, Inc./DE,
Company Guaranteed, 5.05%, 2/15/46	1,000,000	792,857

Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 3.65%, 6/01/22	1,000,000	983,283

Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	400,000	384,834

Spectra Energy Partners LP,
Sr. Unsecured, 4.50%, 3/15/45	1,125,000	953,800

TOTAL PIPELINES		$9,145,148

Description	Par Value	Value

REAL ESTATE INVESTMENT TRUSTS – 4.4%

American Tower Corp.,
Sr. Unsecured, 3.40%, 2/15/19	$2,000,000	$2,047,892

American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	415,000	441,555

AvalonBay Communities, Inc.,
Sr. Unsecured, 3.63%, 10/01/20#	1,145,000	1,201,300

BioMed Realty LP,
Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,008,423

CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	500,000	534,622

Digital Delta Holdings,
Sr. Unsecured, 3.40%, 10/01/20Ω	615,000	618,796

Digital Realty Trust LP,
Sr. Unsecured, 3.63%, 10/01/22	1,100,000	1,064,902

HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	450,000	453,103

HCP, Inc.,
Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	520,524

Health Care REIT, Inc.,
Sr. Unsecured, 2.25%, 3/15/18	2,000,000	2,009,085

Health Care REIT, Inc.,
Sr. Unsecured, 5.25%, 1/15/22	250,000	273,870

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	695,000	681,230

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	915,000	891,867

Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,232,412

Mack-Cali Realty LP,
Sr. Unsecured, 7.75%, 8/15/19	250,000	288,138

ProLogis LP,
Sr. Unsecured, 2.75%, 2/15/19	450,000	458,465

ProLogis LP,
Sr. Unsecured, 3.35%, 2/01/21	1,245,000	1,259,766

Ventas Realty LP,
Company Guaranteed, 1.55%, 9/26/16	2,000,000	2,010,348

Ventas Realty LP,
Sr. Unsecured, 5.70%, 9/30/43	380,000	417,542

TOTAL REAL ESTATE INVESTMENT TRUSTS		$18,413,840

RETAIL – 0.0%**

CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	151,000	161,496

SOFTWARE – 1.5%

HP Enterprise Co.,
Sr. Unsecured, 2.45%, 10/05/17Ω	2,000,000	2,007,188

Microsoft Corp.,
Sr. Unsecured, 4.75%, 11/03/55	1,000,000	1,013,215

Oracle Corp.,
Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,727,344

Xerox Corp.,
Sr. Unsecured, 2.80%, 5/15/20	1,820,000	1,729,399

TOTAL SOFTWARE		$6,477,146

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

11

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

TELECOMMUNICATIONS – 1.7%

AT&T, Inc.,
Sr. Unsecured, 1.40%, 12/01/17#	$1,731,000	$1,730,032

AT&T, Inc.,
Sr. Unsecured, 4.50%, 5/15/35	845,000	794,039

Crown Castle Towers LLC,
Sr. Secured, 4.17%, 8/15/17Ω	2,000,000	2,048,462

Verizon Communications, Inc.,
Sr. Unsecured, 1.10%, 6/17/19Δ	1,000,000	997,655

Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	1,260,000	1,462,345

TOTAL TELECOMMUNICATIONS		$7,032,533

TRANSPORTATION – 1.3%

FedEx Corp.,
Company Guaranteed, 4.90%, 1/15/34	500,000	521,051

FedEx Corp.,
Company Guaranteed, 4.10%, 2/01/45	685,000	619,328

Norfolk Southern Corp.,
Sr. Unsecured, 5.90%, 6/15/19	250,000	281,565

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	505,692

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,166,156

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.45%, 9/03/19	2,450,000	2,447,959

TOTAL TRANSPORTATION		$5,541,751

TRUCKING & LEASING – 0.5%

GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	1,500,000	1,521,471

GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	640,000	639,337

TOTAL TRUCKING & LEASING		$2,160,808

UTILITIES – 0.4%

Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	1,500,000	1,578,336

TOTAL CORPORATE BONDS
(COST $179,051,761)		$179,300,858

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.3%

AIRLINES – 0.3%

American Airlines 2011-1,
Series A, Pass-Through Certificates,
5.25%, 1/31/21	339,923	363,611

Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	186,963	212,319

Delta Air Lines 2007-1,
Series A, Pass-Through Certificates,
6.82%, 8/10/22	290,560	338,684

Description	Par Value	Value

Delta Air Lines 2009-1,
Series A, Pass-Through Certificates,
7.75%, 12/17/19	$258,806	$292,289

United Air Lines 2009-2A,
Pass-Through Certificates, 9.75%, 1/15/17	197,185	210,125

TOTAL AIRLINES		$1,417,028

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $1,273,437)		$1,417,028

GOVERNMENT AGENCIES – 1.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 0.8%

1.25%, 10/02/19	1,300,000	1,291,892

1.75%, 5/30/19#	2,000,000	2,033,174

2.38%, 1/13/22	125,000	127,960

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,453,026

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%

4.88%, 12/15/16	700,000	734,386

6.25%, 5/15/29	750,000	1,037,206

7.25%, 5/15/30	400,000	601,929

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,373,521

TOTAL GOVERNMENT AGENCIES
(COST $5,500,706)		$5,826,547

MORTGAGE-BACKED SECURITIES – 24.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 10.8%

Pool A13990, 4.50%, 10/01/33	49,770	54,278

Pool A93415, 4.00%, 8/01/40	2,605,300	2,787,077

Pool A93505, 4.50%, 8/01/40	2,182,980	2,369,462

Pool A93996, 4.50%, 9/01/40	1,677,841	1,821,183

Pool A97047, 4.50%, 2/01/41	1,641,123	1,781,713

Pool B17616, 5.50%, 1/01/20	74,020	75,200

Pool C00478, 8.50%, 9/01/26	21,153	24,816

Pool C01272, 6.00%, 12/01/31	40,303	45,821

Pool C03750, 3.50%, 2/01/42	513,269	534,915

Pool C03849, 3.50%, 4/01/42	247,817	258,268

Pool C04305, 3.00%, 11/01/42	3,608,010	3,644,875

Pool C04444, 3.00%, 1/01/43	133,043	134,401

Pool C09020, 3.50%, 11/01/42	3,811,292	3,963,860

Pool C09044, 3.50%, 7/01/43	1,906,700	1,981,855

Pool E09010, 2.50%, 9/01/27	1,458,134	1,492,966

Pool G01625, 5.00%, 11/01/33	58,531	64,312

Pool G02296, 5.00%, 6/01/36	325,005	355,845

Pool G02390, 6.00%, 9/01/36	11,231	12,748

Pool G03703, 5.50%, 12/01/37	34,886	38,800

Pool G04776, 5.50%, 7/01/38	117,979	131,078

Pool G05317, 5.00%, 4/01/37	1,280,233	1,401,642

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

12

PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool G05500, 5.00%, 5/01/39	$1,089,929	$1,193,608

Pool G06222, 4.00%, 1/01/41	2,873,612	3,068,096

Pool G06956, 4.50%, 8/01/41	1,579,943	1,714,968

Pool G07266, 4.00%, 12/01/42	3,759,714	4,005,741

Pool G07624, 4.00%, 12/01/43	1,622,720	1,734,783

Pool G07680, 4.00%, 4/01/44	2,615,490	2,796,174

Pool G07889, 3.50%, 8/01/43	1,612,111	1,676,572

Pool G08097, 6.50%, 11/01/35	22,841	26,414

Pool G08534, 3.00%, 6/01/43	771,338	779,220

Pool G08595, 4.00%, 7/01/44	1,773,059	1,887,121

Pool G12709, 5.00%, 7/01/22	77,132	80,555

Pool G18497, 3.00%, 1/01/29	187,157	194,904

Pool Q08305, 3.50%, 5/01/42	1,411,182	1,472,804

Pool Q19476, 3.50%, 6/01/43	1,531,707	1,592,041

Pool Q23891, 4.00%, 12/01/43	370,890	395,392

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$45,593,508

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 13.2%

Pool 254007, 6.50%, 10/01/31	22,092	25,702

Pool 254759, 4.50%, 6/01/18	55,074	56,744

Pool 254833, 4.50%, 8/01/18	10,069	10,396

Pool 256515, 6.50%, 12/01/36	29,351	33,986

Pool 256639, 5.00%, 2/01/27	22,274	24,643

Pool 256752, 6.00%, 6/01/27	36,357	41,308

Pool 29174, 5.00%, 12/25/16	6,700,000	7,385,703

Pool 329794, 7.00%, 2/01/26	37,722	44,130

Pool 402255, 6.50%, 12/01/27	1,686	1,752

Pool 535939, 6.00%, 5/01/16	2,984	3,010

Pool 629603, 5.50%, 2/01/17	2,558	2,611

Pool 638023, 6.50%, 4/01/32	59,425	66,779

Pool 642345, 6.50%, 5/01/32	65,807	76,918

Pool 651292, 6.50%, 7/01/32	74,049	79,040

Pool 686398, 6.00%, 3/01/33	167,540	187,287

Pool 695818, 5.00%, 4/01/18	55,899	57,666

Pool 745412, 5.50%, 12/01/35	41,033	46,044

Pool 888789, 5.00%, 7/01/36	467,047	517,537

Pool 890551, 4.50%, 8/01/41	151,454	164,496

Pool 975207, 5.00%, 3/01/23	98,238	103,225

Pool AB1796, 3.50%, 11/01/40	1,342,435	1,403,986

Pool AB7936, 3.00%, 2/01/43	2,268,643	2,296,776

Pool AB8997, 2.50%, 4/01/28	311,236	317,334

Pool AE0217, 4.50%, 8/01/40	266,814	289,778

Pool AE2520, 3.00%, 1/01/26	842,963	881,907

Pool AH5583, 4.50%, 2/01/41	776,059	842,853

Pool AK4523, 4.00%, 3/01/42	2,502,430	2,670,187

Pool AL0658, 4.50%, 8/01/41	880,119	955,908

Pool AL1319, 4.50%, 10/01/41	1,742,907	1,898,433

Description	Par Value	Value

Pool AL2034, 4.50%, 4/01/42	$371,413	$403,387

Pool AL5537, 4.50%, 4/01/44	727,954	790,642

Pool AS0302, 3.00%, 8/01/43	6,146,842	6,228,691

Pool AS3155, 4.00%, 8/01/44	210,409	224,402

Pool AS4480, 2.50%, 2/01/30	1,873,485	1,909,200

Pool AS5136, 4.00%, 6/01/45	1,454,111	1,552,135

Pool AT7899, 3.50%, 7/01/43	4,663,269	4,863,087

Pool AU4279, 3.00%, 9/01/43	1,223,389	1,239,668

Pool AX0833, 3.50%, 9/01/44	2,129,144	2,223,732

Pool AX5302, 4.00%, 1/01/42	2,472,965	2,643,829

Pool G60038, 3.50%, 1/01/44	8,029,514	8,350,756

Pool G60038, 3.50%, 1/01/44	4,129,534	4,184,515

Pool MA1458, 3.00%, 6/01/43	762,871	773,015

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$55,873,198

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) – 0.1%

Pool 2077, 7.00%, 9/20/25	11,498	13,335

Pool 354677, 7.50%, 10/15/23	26,246	30,839

Pool 354713, 7.50%, 12/15/23	17,526	20,570

Pool 354765, 7.00%, 2/15/24	36,358	42,670

Pool 354827, 7.00%, 5/15/24	36,775	43,155

Pool 360869, 7.50%, 5/15/24	24,719	25,530

Pool 361843, 7.50%, 10/15/24	9,686	9,965

Pool 373335, 7.50%, 5/15/22	9,476	9,780

Pool 385623, 7.00%, 5/15/24	42,473	49,268

Pool 503405, 6.50%, 4/15/29	45,018	52,049

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$297,161

TOTAL MORTGAGE-BACKED SECURITIES
(COST $101,226,958)		$101,763,867

U.S. TREASURY – 30.6%

U.S. TREASURY BONDS – 5.4%

2.50%, 2/15/45	2,135,000	1,948,346

3.00%, 5/15/42	500,000	510,898

3.00%, 11/15/44	2,000,000	2,026,428

3.00%, 5/15/45	2,000,000	2,027,371

3.13%, 8/15/44	7,887,000	8,195,812

3.63%, 2/15/44	2,106,000	2,408,304

3.63%, 8/15/43	881,000	1,008,561

3.75%, 11/15/43	365,000	427,261

5.25%, 2/15/29	500,000	663,684

5.38%, 2/15/31	600,000	824,741

6.25%, 5/15/30	500,000	734,725

6.38%, 8/15/27	450,000	641,886

8.88%, 2/15/19	1,130,000	1,413,892

TOTAL U.S. TREASURY BONDS		$22,831,909

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

13

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

U.S. TREASURY NOTES – 25.2%

0.63%, 8/31/17	$1,810,000	$1,807,336

0.63%, 9/30/17#	750,000	748,547

0.75%, 12/31/17	500,000	499,259

0.88%, 8/15/17	4,100,000	4,112,536

1.00%, 5/31/18	3,100,000	3,103,202

1.13%, 6/15/18	3,000,000	3,012,478

1.25%, 10/31/18	2,085,000	2,097,285

1.25%, 1/31/19	250,000	250,889

1.38%, 3/31/20	3,300,000	3,289,007

1.38%, 6/30/18	6,000,000	6,064,343

1.38%, 9/30/18	1,240,000	1,252,534

1.38%, 2/28/19	2,500,000	2,517,103

1.50%, 12/31/18	2,486,000	2,515,812

1.50%, 1/31/19	9,400,000	9,508,346

1.50%, 5/31/19	535,000	539,752

1.50%, 11/30/19	1,145,000	1,150,481

1.63%, 3/31/19	820,000	831,763

1.63%, 8/15/22	6,000,000	5,905,318

1.63%, 11/15/22	1,928,000	1,893,669

1.75%, 9/30/19	5,700,000	5,790,772

1.75%, 5/15/22	380,000	377,564

1.75%, 5/15/23	2,000,000	1,969,096

1.88%, 6/30/20	5,845,000	5,946,123

2.00%, 11/15/21	1,000,000	1,013,269

2.00%, 2/15/25	4,655,000	4,603,601

2.00%, 8/15/25	1,235,000	1,219,446

2.13%, 6/30/22	13,115,000	13,336,331

2.13%, 5/15/25	5,500,000	5,490,866

2.13%, 8/15/21	3,750,000	3,832,552

2.25%, 7/31/18	500,000	517,239

2.25%, 7/31/21#	6,600,000	6,799,946

2.38%, 8/15/24	1,400,000	1,431,783

2.50%, 8/15/23	200,000	207,599

2.63%, 11/15/20	500,000	525,062

3.13%, 5/15/19	750,000	798,851

3.63%, 2/15/20	750,000	818,285

4.00%, 8/15/18	500,000	541,851

TOTAL U.S. TREASURY NOTES		$106,319,896

TOTAL U.S. TREASURY
(COST $126,262,578)		$129,151,805

Description	Number of Shares	Value

MONEY MARKET FUND – 0.7%

Dreyfus Cash Management Fund,
Institutional Shares, 0.04%^	2,728,264	$2,728,264

TOTAL MONEY MARKET FUND
(COST $2,728,264)		$2,728,264

TOTAL INVESTMENTS IN SECURITIES – 101.4%
(COST $423,347,937)		$427,395,907

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.3%

REPURCHASE AGREEMENTS – 1.3%

BNP Paribas Securities Corp., 0.09%, dated 10/30/15, due 11/02/15, repurchase price $1,053,806, collateralized by U.S. Government & Treasury Securities 0.00% to 7.50%, maturing 8/01/16 to 11/01/45; total market value of $1,074,874.	$1,053,798	$1,053,798

Citigroup Global Markets, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $1,053,807, collateralized by U.S. Government & Treasury Securities 2.00% to 6.50%, maturing 12/31/16 to 11/01/45; total market value of $1,074,874.	1,053,798	1,053,798

HSBC Securities USA, Inc., 0.06%, dated 10/30/15, due 11/02/15, repurchase price $1,053,803, collateralized by U.S. Government Securities 0.00% to 8.95%, maturing 11/15/15 to 7/15/37; total market value of $1,074,874.	1,053,798	1,053,798

Mizuho Securities USA, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $1,053,807, collateralized by U.S. Government Securities 0.00% to 9.50%, maturing 3/01/18 to 12/15/43; total market value of $1,074,874.	1,053,798	1,053,798

RBC Capital Markets LLC, 0.10%, dated 10/30/15, due 11/02/15, repurchase price $1,053,807, collateralized by U.S. Government & Treasury Securities 0.24% to 7.00%, maturing 2/02/18 to 5/20/65; total market value of $1,074,874.	1,053,798	1,053,798

Royal Bank of Scotland PLC, 0.07%, dated 10/30/15, due 11/02/15, repurchase price $277,311, collateralized by U.S. Treasury Securities 0.07% to 3.38%, maturing 8/15/16 to 8/15/21; total market value of $282,855.	277,309	277,309

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $5,546,299)		$5,546,299

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

14

PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Description	Value
TOTAL INVESTMENTS – 102.7%
(COST $428,894,236)	$432,942,206

COLLATERAL FOR SECURITIES ON LOAN – (1.3%)	(5,546,299)

OTHER LIABILITIES LESS ASSETS – (1.4%)	(5,733,064)

TOTAL NET ASSETS – 100.0%	$421,662,843

Cost of investments for Federal income tax purposes is $428,894,236. The net unrealized appreciation/(depreciation) of investments was $4,047,970. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $7,739,264 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,691,294.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$1,050,496	$—	$1,050,496
Collateralized Mortgage Obligations	—	6,157,042	—	6,157,042
Corporate Bonds	—	179,300,858	—	179,300,858
Enhanced Equipment Trust Certificates	—	1,417,028	—	1,417,028
Government Agencies	—	5,826,547	—	5,826,547
Mortgage-Backed Securities	—	101,763,867	—	101,763,867
U.S. Treasury	—	129,151,805	—	129,151,805
Money Market Fund	2,728,264	—	—	2,728,264
Repurchase Agreements	—	5,546,299	—	5,546,299

Total	$2,728,264	$430,213,942	$—	$432,942,206

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

Δ	Floating rate note with current rate and stated maturity date shown.

¿	The rate shown reflects the effective yield at purchase date.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2015, these liquid restricted securities amounted to $14,548,755 representing 3.5% of total net assets.

** Represents less than 0.05%

The following acronyms are used throughout this Fund:
BKNT - Bank Note	GNMA - Government National Mortgage Association
CMBS - Commercial Mortgage-Backed Securities	LLC - Limited Liability Corporation
FHLMC - Federal Home Loan Mortgage Corporation	LP - Limited Partnership
FNMA - Federal National Mortgage Association	MTN - Medium Term Note
GMTN - Global Medium Term Note	PLC - Public Limited Company
REIT - Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

15

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Intermediate-Term Bond Fund

At October 31, 2015, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Corporate Bonds	48.6%
U.S. Treasury	37.5%
Government Agencies	10.1%
Mortgage-Backed Securities	2.0%
Asset-Backed Security	0.1%
Cash Equivalents[1]	3.6%
Other Assets and Liabilities – Net[2]	(1.9)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Diversification[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	2.0%
U.S. Treasury	37.5%
AA / Aa	3.4%
A / A	13.1%
BBB / Baa	28.1%
BB / Ba	1.5%
Not Rated	16.3%
Other Assets and Liabilities – Net[2]	(1.9)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.1%

WHOLE LOAN – 0.1%

SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.17%, 10/15/24Δ,Ω	$112,891	$113,144

TOTAL ASSET-BACKED SECURITY
(COST $112,891)		$113,144

CORPORATE BONDS – 48.6%

AEROSPACE & DEFENSE – 0.9%

L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	250,000	255,186

L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	750,000	777,980

TOTAL AEROSPACE & DEFENSE		$1,033,166

AUTO MANUFACTURERS – 1.8%

Daimler Finance North America LLC,
Company Guaranteed, 1.38%, 8/01/17Ω	500,000	496,696

Description	Par Value	Value

Ford Motor Credit Co. LLC,
Sr. Unsecured, 2.15%, 1/09/18	$750,000	$750,441

General Motors Co.,
Sr. Unsecured, 3.50%, 10/02/18	220,000	224,125

Hyundai Capital America,
Sr. Unsecured, 2.00%, 3/19/18Ω	250,000	248,422

Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 0.64%, 3/12/20#	450,000	442,990

TOTAL AUTO MANUFACTURERS		$2,162,674

AUTO PARTS & EQUIPMENT – 0.2%

Johnson Controls, Inc.,
Sr. Unsecured, 3.63%, 7/02/24	300,000	291,165

BANKS – 9.6%

Bank of America Corp,
Sr. Unsecured, MTN, 2.63%, 10/19/20	160,000	159,487

Bank of America Corp.,
Sr. Unsecured, MTN, 4.13%, 1/22/24	250,000	259,963

Branch Banking & Trust Co.,
Subordinated, 3.63%, 9/16/25	500,000	504,300

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

16

PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	$100,000	$100,101

Capital One Financial Corp.,
Sr. Unsecured, 4.20%, 10/29/25	345,000	345,817

Capital One NA,
Sr. Unsecured, BKNT, 1.65%, 2/05/18	250,000	248,644

Citigroup, Inc.,
Sr. Unsecured, 1.70%, 4/27/18	600,000	597,369

Citigroup, Inc.,
Sr. Unsecured, 2.15%, 7/30/18	150,000	150,588

Fifth Third Bancorp,
Subordinated, 5.45%, 1/15/17	600,000	626,009

Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	370,000	382,500

Goldman Sachs Group, Inc.,
Sr. Unsecured, 1.44%, 4/23/20	500,000	501,177

HSBC Usa, Inc.,
Sr. Unsecured, 2.80%, 8/07/18	220,000	220,340

Huntington National Bank/The,
Sr. Unsecured, 2.40%, 4/01/20	350,000	348,047

JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	250,000	272,958

JPMorgan Chase & Co.,
Sr. Unsecured, 1.70%, 3/01/18	500,000	500,091

JPMorgan Chase & Co.,
Sr. Unsecured, MTN, 1.35%, 2/15/17	750,000	751,781

Key Bank NA,
Sr. Unsecured, 1.70%, 6/01/18	500,000	499,664

Keycorp,
Sr. Unsecured, MTN, 2.90%, 9/15/20	500,000	504,992

Morgan Stanley,
Sr. Unsecured, 2.50%, 1/24/19	325,000	329,438

National Australia Bank Ltd./NY,
Sr. Unsecured, MTN, 2.75%, 3/09/17	300,000	306,684

PNC Financial Services Group, Inc.,
Subordinated, 3.90%, 4/29/24	750,000	769,329

Royal Bank of Canada,
Sr. Unsecured, GMTN, 1.40%, 10/13/17	275,000	274,778

State Street Corp.,
Sr. Unsecured, 2.55%, 8/18/20#	225,000	227,693

State Street Corp.,
Sr. Unsecured, 3.70%, 11/20/23	500,000	523,912

SunTrust Banks, Inc.,
Sr. Unsecured, 2.50%, 5/01/19	600,000	603,415

US Bancorp/MN,
Sr. Unsecured, MTN, 1.65%, 5/15/17	500,000	504,678

US Bank NA/Cincinnati OH,
Sr. Unsecured, BKNT, 1.10%, 1/30/17	750,000	752,468

Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.40%, 9/08/17	550,000	551,224

TOTAL BANKS		$11,817,447

BIOTECHNOLOGY – 0.4%

Amgen, Inc.,
Sr. Unsecured, 0.83%, 5/22/19Δ	500,000	500,081

Description	Par Value	Value

CAPITAL MARKETS – 1.2%

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	$650,000	$726,046

Goldman Sachs Group, Inc.,
Sr. Unsecured, 6.25%, 9/01/17	655,000	709,892

TOTAL CAPITAL MARKETS		$1,435,938

CHEMICALS – 0.8%

Ecolab, Inc.,
Sr. Unsecured, 3.00%, 12/08/16	450,000	459,436

Monsanto Co.,
Sr. Unsecured, 2.75%, 7/15/21	500,000	496,792

TOTAL CHEMICALS		$956,228

COMMERCIAL BANKS – 1.3%

BB&T Corp.,
Sr. Unsecured, MTN, FRN, 1.09%, 6/15/18Δ	500,000	503,129

Westpac Banking Corp.,
Sr. Unsecured, 2.00%, 8/14/17	575,000	581,295

Westpac Banking Corp.,
Sr. Unsecured, 4.88%, 11/19/19	500,000	552,081

TOTAL COMMERCIAL BANKS		$1,636,505

COMMERCIAL FINANCE – 0.6%

General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	763,878

COMPUTERS – 0.6%

Hewlett Packard Enterprise Co.,
Company Guaranteed, 2.45%, 10/05/17Ω	750,000	752,696

CONSUMER FINANCE – 1.5%

American Express Co.,
Sr. Unsecured, 6.15%, 8/28/17	750,000	811,091

American Express Co.,
Sr. Unsecured, FRN, 0.82%, 5/22/18Δ	1,080,000	1,076,277

TOTAL CONSUMER FINANCE		$1,887,368

DIVERSIFIED FINANCIAL SERVICES – 2.8%

Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	250,000	251,002

BlackRock, Inc.,
Sr. Unsecured, 3.50%, 3/18/24	500,000	512,937

Charles Schwab Corp.,
Sr. Unsecured, 1.50%, 3/10/18	650,000	650,720

Ford Motor Credit Co. LLC,
Sr. Unsecured, FRN, 1.06%, 3/12/19Δ	1,000,000	985,294

General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16	300,000	302,438

General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	250,000	260,781

TD Ameritrade Holding Corp.,
Sr. Unsecured, 2.95%, 4/01/22	450,000	448,352

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,411,524

ELECTRIC – 2.7%

CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	625,000	678,963

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

17

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Duke Energy Indiana, Inc.,
1st Mortgage, 3.75%, 7/15/20	$670,000	$712,007

Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	200,000	215,188

FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25Ω	750,000	768,794

NextEra Energy Capital Holdings, Inc.,
Company Guaranteed, 3.63%, 6/15/23	100,000	100,423

Southern California Edison Co.,
Series B, 1st Mortgage, 2.40%, 2/01/22	900,000	882,891

TOTAL ELECTRIC		$3,358,266

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.2%

Emerson Electric Co.,
Sr. Unsecured, 2.63%, 12/01/21	275,000	275,805

FOOD – 0.3%

Kraft Foods Group, Inc.,
Company Guaranteed, 2.25%, 6/05/17	150,000	151,833

Kroger Co.,
Sr. Unsecured, 2.95%, 11/01/21	250,000	249,959

TOTAL FOOD		$401,792

FOOD PRODUCTS – 0.2%

WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16Ω	250,000	250,771

HEALTH CARE EQUIPMENT & SUPPLIES – 0.3%

Zimmer Holdings, Inc.,
Sr. Unsecured, 1.45%, 4/01/17	325,000	324,020

HEALTH CARE PROVIDERS & SERVICES – 0.4%

WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	500,000	506,306

HOME FURNISHINGS – 0.4%

Whirlpool Corp.,
Sr. Unsecured, 1.65%, 11/01/17	250,000	249,867

Whirlpool Corp.,
Sr. Unsecured, 2.40%, 3/01/19	220,000	221,101

TOTAL HOME FURNISHINGS		$470,968

INSURANCE – 2.0%

American International Group, Inc.,
Sr. Unsecured, 3.75%, 7/10/25	240,000	245,067

Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	250,000	256,665

Hartford Financial Services Group, Inc.,
Sr. Unsecured, 5.13%, 4/15/22	360,000	399,288

MetLife, Inc.,
Sr. Unsecured, 3.60%, 4/10/24	750,000	775,060

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 6.00%, 12/01/17	650,000	708,031

TOTAL INSURANCE		$2,384,111

MACHINERY – 0.2%

John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.35%, 1/16/18	275,000	274,988

Description	Par Value	Value

MEDIA – 2.8%

CBS Corp.,
Company Guaranteed, 3.38%, 3/01/22	$350,000	$350,074

CCO Safari II LLC,
Sr. Secured, 3.58%, 7/23/20Ω	500,000	503,583

Time Warner Cable, Inc.,
Company Guaranteed, 5.85%, 5/01/17	750,000	791,575

Time Warner, Inc.,
Company Guaranteed, 3.60%, 7/15/25#	430,000	426,124

Viacom, Inc.,
Sr. Unsecured, 3.50%, 4/01/17	750,000	767,673

Viacom, Inc.,
Sr. Unsecured, 3.25%, 3/15/23	650,000	600,270

TOTAL MEDIA		$3,439,299

METALS & MINING – 0.4%

Alcoa, Inc.,
Sr. Unsecured, 5.13%, 10/01/24	500,000	497,187

MISCELLANEOUS MANUFACTURING – 1.8%

General Electric Co.,
Sr. Unsecured, 5.25%, 12/06/17	660,000	712,374

Ingersoll-Rand Global Holding Co. Ltd.,
Company Guaranteed, 4.25%, 6/15/23	330,000	342,810

Ingersoll-Rand Luxembourg Finance SA,
Company Guaranteed, 2.63%, 5/01/20	250,000	248,470

Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	425,000	432,758

Textron, Inc.,
Sr. Unsecured, 4.30%, 3/01/24	500,000	515,489

TOTAL MISCELLANEOUS MANUFACTURING		$2,251,901

OFFICE/BUSINESS EQUIPMENT – 0.5%

Xerox Corp.,
Sr. Unsecured, 2.80%, 5/15/20	600,000	570,132

OIL & GAS – 4.0%

Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	695,000	748,248

ConocoPhillips Co.,
Sr. Secured, 1.22%, 5/15/22	80,000	79,871

Devon Energy Corp.,
Sr. Unsecured, 2.25%, 12/15/18	370,000	370,421

Marathon Oil Corp.,
Sr. Unsecured, 6.00%, 10/01/17	1,000,000	1,067,560

Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	125,000	122,526

Murphy Oil Corp.,
Sr. Unsecured, 2.50%, 12/01/17	750,000	735,733

Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	500,000	511,421

Sempra Energy,
Sr. Unsecured, 2.30%, 4/01/17	800,000	807,793

Total Capital International SA,
Company Guaranteed, 0.58%, 6/19/19Δ	450,000	445,536

TOTAL OIL & GAS		$4,889,109

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

18

PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

PHARMACEUTICALS – 2.1%

AbbVie, Inc.,
Company Guaranteed, 1.75%, 11/06/17	$750,000	$757,594

Actavis Funding SCS,
Company Guaranteed, 1.52%, 3/12/20	500,000	494,531

Actavis Funding SCS,
Company Guaranteed, 3.80%, 3/15/25	400,000	397,316

Cardinal Health, Inc.,
Sr. Unsecured, 1.90%, 6/15/17	250,000	251,878

Express Scripts Holding Co.,
Company Guaranteed, 1.25%, 6/02/17	415,000	413,469

Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	250,000	265,749

TOTAL PHARMACEUTICALS		$2,580,537

PIPELINES – 1.1%

Energy Transfer Partners LP,
Sr. Unsecured, 4.15%, 10/01/20	500,000	502,136

Enterprise Products Operating LLC,
Company Guaranteed, 2.55%, 10/15/19	325,000	323,275

Kinder Morgan, Inc.,
Company Guaranteed, 2.00%, 12/01/17	525,000	514,434

TOTAL PIPELINES		$1,339,845

REAL ESTATE INVESTMENT TRUSTS – 3.6%

American Tower Corp.,
Sr. Unsecured, 3.45%, 9/15/21	250,000	251,938

American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	505,000	537,314

Digital Delta Holdings LLC,
Company Guaranteed, 3.40%, 10/01/20Ω	100,000	100,617

HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	540,000	543,724

Health Care REIT, Inc.,
Sr. Unsecured, 2.25%, 3/15/18	450,000	452,044

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	200,000	196,038

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	550,000	536,095

Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	250,000	251,965

ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	500,000	505,930

Simon Property Group LP,
Sr. Unsecured, 2.15%, 9/15/17	500,000	507,545

Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 2.70%, 4/01/20	550,000	545,416

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,428,626

RETAIL – 0.2%

Walgreens Boots Alliance, Inc.,
Sr. Unsecured, 3.30%, 11/18/21	225,000	225,826

TELECOMMUNICATIONS – 1.8%

AT&T, Inc.,
Sr. Unsecured, 1.40%, 12/01/17#	250,000	249,860

Description	Par Value	Value

AT&T, Inc.,
Sr. Unsecured, 1.16%, 6/30/20	$500,000	$498,957

AT&T, Inc.,
Sr. Unsecured, 3.40%, 5/15/25	275,000	266,899

Verizon Communications, Inc.,
Sr. Unsecured, 1.35%, 6/09/17	300,000	300,201

Verizon Communications, Inc.,
Sr. Unsecured, 4.50%, 9/15/20	300,000	325,842

Verizon Communications, Inc.,
FRN, Sr. Unsecured, 1.00%, 6/17/19Δ	525,000	523,769

TOTAL TELECOMMUNICATIONS		$2,165,528

TRANSPORTATION – 0.9%

CSX Corp.,
Sr. Unsecured, 4.25%, 6/01/21	500,000	535,773

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	500,000	504,830

TOTAL TRANSPORTATION		$1,040,603

TRUCKING & LEASING – 1.0%

GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	615,000	623,803

GATX Corp.,
Sr. Unsecured, 2.38%, 7/30/18	625,000	623,891

TOTAL TRUCKING & LEASING		$1,247,694

TOTAL CORPORATE BONDS
(COST $59,268,216)		$59,571,984

GOVERNMENT AGENCIES – 10.1%

FEDERAL HOME LOAN BANK (FHLB) – 2.4%

Series 1, 4.88%, 5/17/17	1,865,000	1,984,486

Series 917, 1.00%, 6/21/17#	1,000,000	1,004,712

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,989,198

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 5.2%

1.38%, 5/01/20	1,250,000	1,243,095

1.25%, 5/12/17#	1,800,000	1,815,299

1.75%, 5/30/19	805,000	818,353

2.38%, 1/13/22	1,850,000	1,893,814

3.75%, 3/27/19	500,000	541,831

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$6,312,392

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.5%

5.00%, 5/11/17	1,500,000	1,597,909

1.75%, 9/12/19	1,475,000	1,495,210

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$3,093,119

TOTAL GOVERNMENT AGENCIES
(COST $12,123,010)		$12,394,709

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

19

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

MORTGAGE-BACKED SECURITIES – 2.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.4%

Pool A18401, 6.00%, 2/01/34	$70,015	$79,888

Pool B19228, 4.50%, 4/01/20	22,304	23,146

Pool C90293, 7.50%, 9/01/19	78,050	87,126

Pool C90504, 6.50%, 12/01/21	30,531	34,719

Pool E83022, 6.00%, 4/01/16	1,531	1,540

Pool E92817, 5.00%, 12/01/17	48,559	49,806

Pool G01625, 5.00%, 11/01/33	58,531	64,312

Pool G02390, 6.00%, 9/01/36	19,655	22,309

Pool G08097, 6.50%, 11/01/35	36,962	42,745

Pool G08193, 6.00%, 4/01/37	60,342	68,553

Pool G11311, 5.00%, 10/01/17	26,986	27,594

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$501,738

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.3%

Pool 254240, 7.00%, 3/01/32	67,347	78,199

Pool 254833, 4.50%, 8/01/18	13,426	13,862

Pool 256639, 5.00%, 2/01/27	44,549	49,286

Pool 256752, 6.00%, 6/01/27	45,447	51,635

Pool 257007, 6.00%, 12/01/27	81,211	92,233

Pool 612514, 2.22%, 5/01/33Δ	46,230	49,385

Pool 619054, 5.50%, 2/01/17	14,944	15,273

Pool 629603, 5.50%, 2/01/17	4,264	4,352

Pool 688996, 8.00%, 11/01/24	10,143	10,570

Pool 745412, 5.50%, 12/01/35	41,361	46,413

Pool 839291, 5.00%, 9/01/20	4,006	4,189

Pool AE2520, 3.00%, 1/01/26	1,069,297	1,118,698

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,534,095

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%

Pool 2616, 7.00%, 7/20/28	56,724	65,558

Pool 2701, 6.50%, 1/20/29	106,155	121,934

Pool 426727, 7.00%, 2/15/29	10,615	11,438

Pool 780825, 6.50%, 7/15/28	90,009	104,117

Pool 781231, 7.00%, 12/15/30	48,695	56,893

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$359,940

TOTAL MORTGAGE-BACKED SECURITIES
(COST $2,217,249)		$2,395,773

U.S. TREASURY – 37.5%

U.S. TREASURY NOTES – 37.5%

0.88%, 11/15/17	640,000	641,048

0.88%, 1/31/18	750,000	750,531

0.88%, 7/15/18	440,000	438,738

Description	Par Value	Value
0.88%, 1/31/17	$250,000	$251,109

1.00%, 5/31/18	500,000	500,516

1.00%, 6/30/19	250,000	247,690

1.00%, 9/30/19	1,000,000	987,016

1.25%, 11/30/18	640,000	643,273

1.25%, 1/31/19	1,450,000	1,455,157

1.25%, 2/29/20	1,500,000	1,487,969

1.38%, 6/30/18	1,230,000	1,243,190

1.38%, 5/31/20	3,250,000	3,234,107

1.50%, 8/31/18	1,000,000	1,013,855

1.50%, 11/30/19	700,000	703,351

1.63%, 8/15/22	2,920,000	2,873,922

1.75%, 5/15/23	1,000,000	984,548

2.00%, 7/31/20	1,500,000	1,533,455

2.00%, 11/15/21	455,000	461,037

2.00%, 2/15/22	500,000	506,012

2.00%, 2/15/23	2,000,000	2,011,590

2.00%, 2/15/25	1,003,000	991,925

2.00%, 8/15/25	950,000	938,035

2.13%, 1/31/21	1,500,000	1,538,863

2.13%, 6/30/21	775,000	793,270

2.13%, 9/30/21	1,000,000	1,021,079

2.13%, 6/30/22	1,900,000	1,932,065

2.13%, 5/15/25	1,425,000	1,422,634

2.13%, 8/15/21	1,000,000	1,022,014

2.38%, 8/15/24	750,000	767,027

2.50%, 8/15/23	750,000	778,497

2.50%, 5/15/24	1,000,000	1,033,948

2.63%, 8/15/20	1,500,000	1,575,646

2.63%, 11/15/20	1,000,000	1,050,124

2.75%, 2/15/19	1,500,000	1,577,296

2.75%, 11/15/23	2,000,000	2,112,256

3.13%, 5/15/21	550,000	591,927

3.63%, 2/15/20	500,000	545,523

4.00%, 8/15/18	1,000,000	1,083,702

4.25%, 11/15/17	500,000	534,883

4.75%, 8/15/17	1,250,000	1,339,569

13.75%, 8/31/20	1,400,000	1,392,724

TOTAL U.S. TREASURY NOTES		$46,011,121

TOTAL U.S. TREASURY
(COST $45,506,473)		$46,011,121

Number of Shares

MONEY MARKET FUND – 1.1%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	1,382,864	$1,382,864

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

20

PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Number of Shares	Value

TOTAL MONEY MARKET FUND
(COST $1,382,864)		$1,382,864

TOTAL INVESTMENTS IN SECURITIES – 99.4%
(COST $120,610,703)		$121,869,595

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.5%

REPURCHASE AGREEMENTS – 2.5%

BNP Paribas Securities Corp., 0.09%, dated 10/30/15, due 11/02/15, repurchase price $592,390, collateralized by U.S. Government & Treasury Securities 0.00% to 7.50%, maturing 8/01/16 to 11/01/45; total market value of $604,234.	$592,386	$592,386

Citigroup Global Markets, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $592,391, collateralized by U.S. Government & Treasury Securities 2.00% to 6.50%, maturing 12/31/26 to 11/01/45; total market value of $604,234.	592,386	592,386

HSBC Securities USA, Inc., 0.06%, dated 10/30/15, due 11/02/15, repurchase price $592,389, collateralized by U.S. Government Securities 0.00% to 8.95%, maturing 11/15/15 to 7/15/37; total market value of $604,234.	592,386	592,386

Mizuho Securities USA, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $592,391, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 3/01/18 to 12/15/43; total market value of $604,234.	592,386	592,386

RBC Capital Markets LLC, 0.10%, dated 10/30/15, due 11/02/15, repurchase price $592,391, collateralized by U.S. Government Securities 0.24% to 7.00%, maturing 2/02/18 to 5/20/65; total market value of $604,234.	592,386	592,386

Royal Bank of Scotland PLC 0.07% dated 10/30/15 due 11/02/15 repurchase price $113,924, collateralized by U.S. Government Securities 0.07% to 3.38%, maturing 8/15/16 to 8/15/21; total market value of $116,201.	113,923	113,923

TD Securities (USA) LLC, 0.09%, dated 10/30/15, due 11/02/15, repurchase price $41,965, collateralized by U.S. Treasury Securities 1.38% to 4.00%, maturing 9/30/18 to 6/01/45; total market value of $42,804.	41,965	41,965

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,117,818)		$3,117,818

Description	Value

TOTAL INVESTMENTS – 101.9%
(COST $123,728,521)	$124,987,413

COLLATERAL FOR SECURITIES ON LOAN – (2.5%)	(3,117,818)

OTHER ASSETS LESS LIABILITIES – 0.6%	743,336

TOTAL NET ASSETS – 100.0%	$122,612,931

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

21

Wilmington Intermediate-Term Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $123,728,521. The net unrealized appreciation/(depreciation) of investments was $1,258,892. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,590,838 and net unrealized depreciation from investments for those securities having an excess of cost over value of $331,946.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$113,144	$—	$113,144
Corporate Bonds	—	59,571,984	—	59,571,984
Government Agencies	—	12,394,709	—	12,394,709
Mortgage-Backed Securities	—	2,395,773	—	2,395,773
U.S. Treasury	—	46,011,121	—	46,011,121
Money Market Fund	1,382,864	—	—	1,382,864
Repurchase Agreements	—	3,117,818	—	3,117,818

Total	$1,382,864	$123,604,549	$—	$124,987,413

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

Δ	Floating rate note with current rate and stated maturity date shown.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2015, these liquid restricted securities amounted to $3,234,723 representing 2.6% of total net assets.

The following acronyms are used throughout this Fund:

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

22

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Short-Term Bond Fund

At October 31, 2015, the Fund’s portfolio classifications were as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury	35.7%
Federal National Mortgage Association (FNMA)	8.2%
Federal Home Loan Mortgage Corporation (FHLMC)	6.8%
Commercial Banks	6.2%
Diversified Financial Services	6.0%
Capital Markets	5.8%
Electric	3.0%
Automotive	2.6%
Retail	2.6%
Food Products	2.4%
Insurance	1.9%
Oil & Gas	1.8%
Biotechnology	1.3%
Electronics	1.3%
Government National Mortgage Association (GNMA)	1.3%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Real Estate Investment Trusts	1.2%
Aerospace & Defense	1.1%
Telecommunications	1.1%
Whole Loan	0.9%
Forest Products & Paper	0.8%
Environmental Control	0.7%
Chemicals	0.6%
Computers	0.6%
Pharmaceuticals	0.6%
Home Furnishings	0.5%
Beverages	0.3%
Commercial Mortgage-Backed Securities (CMBS)	0.3%
Transportation	0.3%
Small Business Administration	0.1%

Percentage of Total Net Assets
Cash Equivalents[1]	5.5%
Other Assets and Liabilities – Net[2]	(4.1)%

TOTAL	100.0%

Credit Quality Diversification[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	16.3%
U.S. Treasury	35.7%
AA / Aa	1.7%
A / A	13.7%
BBB / Baa	29.0%
BB / Ba	0.1%
Not Rated	7.6%
Other Assets and Liabilities – Net[2]	(4.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 399251, 2.32%, 9/01/27Δ	$52	$54

TOTAL ADJUSTABLE RATE MORTGAGE (COST $52)		$54

ASSET-BACKED SECURITY – 0.1%

WHOLE LOAN – 0.1%
SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.20%, 10/15/24Δ,Ω	150,521	150,859

Description	Par Value	Value

TOTAL ASSET-BACKED SECURITY (COST $150,521)		$150,859

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.0%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.3%

JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	$551,172	$569,206

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENT

23

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.5%

Series 1988-6, Class C, 9.05%, 6/15/19	$2,904	$3,018

Series 1989-112, Class I, 6.50%, 1/15/21	1,091	1,162

Series 1990-136, Class E, 6.00%, 4/15/21	2,828	3,025

Series 1990-141, Class D, 5.00%, 5/15/21	1,179	1,238

Series 1993-1577, Class PK, 6.50%, 9/15/23	39,916	44,008

Series 1993-1644, Class K, 6.75%, 12/15/23	33,182	36,672

Series 1994-1686, Class PJ, 5.00%, 2/15/24	4,121	4,388

Series 2003-2649, Class KA, 4.50%, 7/15/18	56,710	58,635

Series 2011-3799, Class GK, 2.75%, 1/15/21	166,114	170,564

Series 2012-K710, Class A1, 1.44%, 1/25/19	2,118,667	2,137,089

Series 3893, Class DJ, 2.00%, 10/15/20	1,464,761	1,473,508

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,933,307

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.3%

Series 1993-113, Class PK, 6.50%, 7/25/23	36,271	39,955

Series 1993-127, Class H, 6.50%, 7/25/23	33,544	37,226

Series 1993-202, Class J, 6.50%, 11/25/23	18,842	20,992

Series 1994-3, Class PL, 5.50%, 1/25/24	37,884	40,953

Series 1994-55, Class H, 7.00%, 3/25/24	39,162	43,976

Series 2002-52, Class QA, 6.00%, 7/18/32	12,861	13,388

Series 2002-94, Class HQ, 4.50%, 1/25/18	435,596	447,316

Series 2003-3, Class BC, 5.00%, 2/25/18	331,388	345,269

Series 2009-70, Class NM, 3.25%, 8/25/19	818,478	841,730

Series 2011-66, Class QE, 2.00%, 7/25/21	598,813	605,204

Series 2011-71, Class DJ, 3.00%, 3/25/25	648,922	660,863

Series 2011-81, Class PA, 3.50%, 8/25/26	2,158,096	2,256,928

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$5,353,800

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 1.1%

Series 2005-44, Class PC, 5.00%, 12/20/33	428,109	438,621

Series 2010-17, Class K, 4.00%, 3/16/22	1,255,582	1,279,946

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$1,718,567

WHOLE LOAN – 0.8%

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.65%, 2/25/34Δ	218,451	216,704

Description	Par Value	Value

Banc of America Mortgage Securities, Inc.,
Series 2004-B, Class 2A1, 2.67%, 3/25/34Δ	$150,576	$150,694

IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1, 2.86%, 11/25/35Δ	958,790	872,721

TOTAL WHOLE LOAN		$1,240,119

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $13,094,549)		$12,814,999

CORPORATE BONDS – 45.3%

AEROSPACE & DEFENSE – 1.1%

L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	1,746,000	1,782,217

AUTOMOTIVE – 2.6%

Daimler Finance North America LLC,
Company Guaranteed, 1.38%, 8/01/17Ω	2,000,000	1,986,784

Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16Ω	400,000	401,263

Johnson Controls, Inc.,
Sr. Unsecured, 1.40%, 11/02/17	1,000,000	993,611

Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 0.71%, 3/12/20Δ	693,000	682,205

TOTAL AUTOMOTIVE		$4,063,863

BEVERAGES – 0.3%

Diageo Capital PLC,
Company Guaranteed, 0.63%, 4/29/16	475,000	475,186

BIOTECHNOLOGY – 1.3%

Celgene Corp.,
Sr. Unsecured, 2.13%, 8/15/18	1,225,000	1,235,015

Gilead Sciences, Inc.,
Sr. Unsecured, 1.85%, 9/04/18	785,000	792,990

TOTAL BIOTECHNOLOGY		$2,028,005

CAPITAL MARKETS – 5.8%

Branch Banking & Trust Co.,
Sr. Unsecured, BKNT, 1.00%, 4/03/17	1,500,000	1,497,852

Caterpillar Financial Services Corp.,
Sr. Unsecured, 1.75%, 3/24/17	1,000,000	1,007,864

Fifth Third Bancorp,
Subordinated, 5.45%, 1/15/17	5,000,000	5,216,743

Raymond James Financial, Inc.,
Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,520,795

TOTAL CAPITAL MARKETS		$9,243,254

CHEMICALS – 0.6%

Monsanto Co.,
Sr. Unsecured, 1.15%, 6/30/17	1,000,000	994,501

COMMERCIAL BANKS – 6.2%

Citigroup, Inc.,
Sr. Unsecured, 2.15%, 7/30/18	915,000	918,588

Huntington National Bank (The),
Sr. Unsecured, 1.38%, 4/24/17	2,000,000	1,993,410

JPMorgan Chase & Co.,
Sr. Unsecured, FRN, 0.95%, 1/28/19Δ	1,000,000	991,286

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

24

PORTFOLIOS OF INVESTMENT

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
KeyBank N.A.,
Subordinated, BKNT, 5.70%, 11/01/17	$900,000	$969,153

KeyBank N.A.,
Subordinated, MTN, 5.45%, 3/03/16	1,000,000	1,015,205

SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	2,000,000	2,021,044

Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.15%, 6/02/17	2,000,000	2,002,736

TOTAL COMMERCIAL BANKS		$9,911,422

COMPUTERS – 0.6%

HP Enterprise Co.,
Company Guaranteed, 2.45%, 10/05/17Ω	1,000,000	1,003,594

DIVERSIFIED FINANCIAL SERVICES – 6.0%

American Express Credit Corp.,
Sr. Unsecured, 0.89%, 3/18/19Δ	800,000	792,636

Capital One NA,
Sr. Unsecured, BKNT, 1.50%, 9/05/17	1,200,000	1,195,193

Charles Schwab Corp.,
Sr. Unsecured, 1.50%, 3/10/18	1,975,000	1,977,186

Ford Motor Credit Co. LLC,
Sr. Unsecured, FRN, 1.17%, 3/12/19Δ	1,000,000	985,294

General Electric Capital Corp.,
Company Guaranteed, 1.34%, 3/15/23Δ	2,000,000	1,992,612

General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	200,000	208,625

John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.05%, 12/15/16	2,500,000	2,508,099

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,659,645

ELECTRIC – 3.0%

Appalachian Power Co.,
Sr. Unsecured, K, 5.00%, 6/01/17	1,000,000	1,052,224

Consolidated Edison Co. of New York, Inc.,
Series 05-C, Sr. Unsecured,
5.38%, 12/15/15	110,000	110,584

Entergy Corp.,
Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,060,449

Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	1,505,000	1,619,293

TOTAL ELECTRIC		$4,842,550

ELECTRONICS – 1.3%

Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 1.30%, 2/01/17	2,000,000	1,999,076

ENVIRONMENTAL CONTROL – 0.7%

Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,100,000	1,114,259

FOOD PRODUCTS – 2.4%

Kroger Co.,
Sr. Unsecured, 1.20%, 10/17/16	2,600,000	2,605,723

Description	Par Value	Value
McCormick & Co., Inc.,
Sr. Unsecured, 5.20%, 12/15/15	$1,000,000	$1,005,035

WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16Ω	160,000	160,494

TOTAL FOOD PRODUCTS		$3,771,252

FOREST PRODUCTS & PAPER – 0.8%

International Paper Co.,
Sr. Unsecured, 5.25%, 4/01/16	1,250,000	1,271,441

HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%

Becton Dickinson And Co.,
Sr. Unsecured, 1.45%, 5/15/17	1,000,000	1,000,343

Zimmer Holdings, Inc.,
Sr. Unsecured, 1.45%, 4/01/17	1,135,000	1,131,577

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,131,920

HEALTH CARE PROVIDERS & SERVICES – 1.3%

UnitedHealth Group, Inc.,
Sr. Unsecured, 1.90%, 7/16/18	1,110,000	1,122,827

WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	1,000,000	1,012,611

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,135,438

HOME FURNISHINGS – 0.5%

Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	750,000	774,854

INSURANCE – 1.9%

Berkshire Hathaway Finance Corp.,
Company Guaranteed, 1.60%, 5/15/17	2,000,000	2,021,774

Principal Financial Group, Inc.,
Company Guaranteed, 1.85%, 11/15/17	1,074,000	1,080,259

TOTAL INSURANCE		$3,102,033

OIL & GAS – 1.8%

Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	1,500,000	1,614,924

Husky Oil Ltd.,
Sr. Unsecured, 7.55%, 11/15/16	221,000	232,689

Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	1,000,000	1,022,843

TOTAL OIL & GAS		$2,870,456

PHARMACEUTICALS – 0.6%

AbbVie, Inc.,
Sr. Unsecured, 1.75%, 11/06/17	1,000,000	1,010,126

REAL ESTATE INVESTMENT TRUSTS – 1.2%

BioMed Realty LP,
Company Guaranteed, 2.63%, 5/01/19	1,000,000	960,887

Ventas Realty LP,
Company Guaranteed, 1.55%, 9/26/16	1,000,000	1,005,174

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,966,061

RETAIL – 2.6%

CVS Caremark Corp.,
Sr. Unsecured, 1.20%, 12/05/16	2,200,000	2,206,942

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENT

25

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Walgreens Boots Alliance,
Sr. Unsecured, 1.75%, 11/17/17	$2,000,000	$1,999,706

TOTAL RETAIL		$4,206,648

TELECOMMUNICATIONS – 1.1%

AT&T, Inc., Sr. Unsecured, 1.26%, 6/30/20Δ	900,000	898,122

Cisco Systems, Inc., Sr. Unsecured, 1.10%, 3/03/17	800,000	803,780

TOTAL TELECOMMUNICATIONS		$1,701,902

TRANSPORTATION – 0.3%

Ryder System, Inc., Sr. Unsecured, MTN, 3.60%, 3/01/16	400,000	403,130

TOTAL CORPORATE BONDS (COST $72,488,258)		$72,462,833

GOVERNMENT AGENCIES – 2.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.5%

0.88%, 10/14/16	3,000,000	3,013,044

5.13%, 10/18/16	1,000,000	1,045,121

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$4,058,165

SMALL BUSINESS ADMINISTRATION – 0.1%

Small Business Administration Participation Certificates, U.S. Government Guaranteed,
Series 1996-C, 6.70%, 3/01/16	2,190	2,227

Small Business Administration Participation Certificates, U.S. Government Guaranteed,
Series 1996-K, 6.95%, 11/01/16	44,765	46,391

Small Business Administration Participation Certificates, U.S. Government Guaranteed,
Series 1996-L, 6.70%, 12/01/16	24,816	25,323

Small Business Administration Participation Certificates, U.S. Government Guaranteed,
Series 1997-E, 7.30%, 5/01/17	963	1,009

Small Business Administration Participation Certificates, U.S. Government Guaranteed,
Series 1999-I, 7.30%, 9/01/19	3,355	3,626

TOTAL SMALL BUSINESS ADMINISTRATION		$78,576

TOTAL GOVERNMENT AGENCIES (COST $4,073,015)		$4,136,741

MORTGAGE-BACKED SECURITIES – 6.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) –1.7%

Pool 287773, 7.50%, 3/01/17	267	275

Pool 538733, 9.00%, 9/01/19	211	218

Pool A18401, 6.00%, 2/01/34	577,006	658,375

Pool C78010, 5.50%, 4/01/33	820,441	925,196

Pool C80328, 7.50%, 7/01/25	28,737	33,466

Pool G01425, 7.50%, 5/01/32	66,035	77,119

Pool G01831, 6.00%, 5/01/35	146,031	166,013

Description	Par Value	Value
Pool G12709, 5.00%, 7/01/22	$117,688	$122,911

Pool G14695, 4.50%, 6/01/26	656,278	685,423

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,668,996

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 4.9%

Pool 202957, 8.00%, 8/01/21	2,195	2,322

Pool 252439, 6.50%, 5/01/29	27,562	31,978

Pool 255933, 5.50%, 11/01/35	139,550	156,343

Pool 323419, 6.00%, 12/01/28	51,834	58,914

Pool 334593, 7.00%, 5/01/24	55,304	64,123

Pool 39862, 9.75%, 9/01/17	2,980	3,126

Pool 436746, 6.50%, 8/01/28	42,397	45,755

Pool 440401, 6.50%, 8/01/28	145,444	168,723

Pool 485678, 6.50%, 3/01/29	30,040	32,528

Pool 494375, 6.50%, 4/01/29	2,332	2,408

Pool 545051, 6.00%, 9/01/29	72,803	82,779

Pool 725418, 6.50%, 5/01/34	135,738	157,203

Pool 833143, 5.50%, 9/01/35	737,897	827,276

Pool 843323, 5.50%, 10/01/35	71,594	80,126

Pool AE2520, 3.00%, 1/01/26	356,432	372,899

Pool MA0909, 3.00%, 11/01/21	654,284	685,153

Pool MA0921, 3.00%, 12/01/21	4,782,067	5,007,836

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$7,779,492

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%

Pool 1061, 9.00%, 4/20/23	13,348	13,901

Pool 1886, 9.00%, 10/20/24	418	434

Pool 188603, 9.00%, 11/15/16	2,081	2,127

Pool 208196, 9.00%, 2/15/17	3,499	3,578

Pool 306066, 8.50%, 7/15/21	3,074	3,525

Pool 307983, 8.50%, 7/15/21	13,331	13,744

Pool 341948, 8.50%, 1/15/23	4,287	4,407

Pool 346572, 7.00%, 5/15/23	6,417	6,805

Pool 484269, 7.00%, 9/15/28	28,897	31,074

Pool 581522, 6.00%, 5/15/33	154,841	168,656

Pool 592505, 6.00%, 4/15/33	144,727	155,631

Pool 780440, 8.50%, 11/15/17	413	431

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$404,313

TOTAL MORTGAGE-BACKED SECURITIES
(COST $10,464,251)		$10,852,801

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

26

PORTFOLIOS OF INVESTMENT

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

MUNICIPAL BOND – 0.1%

DEVELOPMENT – 0.1%

City of Miami, FL, Rent Revenue, Series 1998, 8.65%, 7/01/19	$100,000	$114,881

TOTAL MUNICIPAL BOND (COST $106,000)		$114,881

U.S. TREASURY – 35.7%

U.S. TREASURY NOTES – 35.7%

0.50%, 4/30/17	5,750,000	5,740,544

0.63%, 5/31/17	8,500,000	8,498,009

0.63%, 6/30/17	185,000	184,929

0.88%, 10/15/18#	7,000,000	6,967,946

1.00%, 5/15/18	9,750,000	9,764,626

1.13%, 6/15/18	13,750,000	13,807,192

1.38%, 6/30/18	1,300,000	1,313,941

1.38%, 8/31/20	7,000,000	6,963,622

1.63%, 7/31/20	1,000,000	1,005,739

1.75%, 9/30/22	3,000,000	2,973,763

TOTAL U.S. TREASURY NOTES		$57,220,311

TOTAL U.S. TREASURY (COST $57,202,396)		$57,220,311
Description	Number of Shares	Value

MONEY MARKET FUND – 1.1%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	1,763,619	$1,763,619

TOTAL MONEY MARKET FUND
(COST $1,763,619)		$1,763,619

TOTAL INVESTMENTS IN SECURITIES – 99.7%
(COST $159,342,661)		$159,517,098

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.4%

REPURCHASE AGREEMENTS – 4.4%

Citigroup Global Markets, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $1,343,161, collateralized by U.S. Government & Treasury Securities 2.00% to 6.50%, maturing 12/31/16 to 11/01/45; total market value of $1,370,013.	$1,343,150	$1,343,150

HSBC Securities USA, Inc., 0.06%, dated 10/30/15, due 11/02/15, repurchase price $1,343,157, collateralized by U.S. Government & Treasury Securities 0.00% to 8.95%, maturing 11/15/15 to 7/15/37; total market value of $1,370,013.	1,343,150	1,343,150

Mizuho Securities USA, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $1,343,161, collateralized by U.S. Government Securities 0.00% to 9.50%, maturing 3/01/18 to 12/15/43; total market value of $1,370,013.	1,343,150	1,343,150

RBC Capital Markets LLC, 0.10%, dated 10/30/15, due 11/02/15, repurchase price $1,343,161, collateralized by U.S. Government Securities 0.24% to 7.00%, maturing 2/02/18 to 5/20/65; total market value of $1,370,013.	1,343,150	1,343,150

Royal Bank of Scotland PLC, 0.07%, dated 10/30/15, due 11/02/15, repurchase price $353,461, collateralized by U.S. Government & Treasury Securities 0.07% to 3.38%, maturing 8/15/16 to 8/15/21; total market value of $360,528.	353,459	353,459

TD Securities (USA) LLC, 0.09%, dated 10/30/15, due 11/02/15, repurchase price $1,343,160, collateralized by U.S. Treasury Securities 1.38% to 4.00%, maturing 9/30/18 to 6/01/45; total market value of $1,370,013.	1,343,150	1,343,150

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $7,069,209)		$7,069,209

TOTAL INVESTMENTS – 104.1%
(COST $166,411,870)		$166,586,307

COLLATERAL FOR SECURITIES ON LOAN – (4.4%)		(7,069,209)

OTHER ASSETS LESS LIABILITIES – 0.3%		537,027

TOTAL NET ASSETS – 100.0%		$160,054,125

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENT

27

Wilmington Short-Term Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $166,411,972. The net unrealized appreciation/(depreciation) of investments was $174,335. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $778,933 and net unrealized depreciation from investments for those securities having an excess of cost over value of $604,598.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$54	$—	$54
Asset-Backed Security	—	150,859	—	150,859
Collateralized Mortgage Obligations	—	12,814,999	—	12,814,999
Corporate Bonds	—	72,462,833	—	72,462,833
Government Agencies	—	4,136,741	—	4,136,741
Mortgage-Backed Securities	—	10,852,801	—	10,852,801
Municipal Bond	—	114,881	—	114,881
U.S. Treasury	—	57,220,311	—	57,220,311
Money Market Fund	1,763,619	—	—	1,763,619
Repurchase Agreements	—	7,069,209	—	7,069,209

Total	$1,763,619	$164,822,688	$—	$166,586,307

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

Δ	Floating rate note with current rate and stated maturity date shown.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2015, these liquid restricted securities amounted to $3,702,994 representing 2.3% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CMBS - Commercial Mortgage-Backed Securities

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

MTN - Medium Term Note

NA - North America

PLC - Public Limited Company

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

28

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Municipal Bond Fund

At October 31, 2015, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
General Obligations	21.6%
Transportation	13.4%
Dedicated Tax	12.6%
Medical	12.2%
School District	10.2%
Lease	6.0%
Higher Education	5.6%
Water & Sewer	5.4%
Pre-Refunded/Escrow	3.1%
Utilities	2.5%
Electric	2.4%
Airport	1.8%
General	0.7%
Facilities	0.6%
Continuing Care	0.4%
Power	0.4%
Cash Equivalents[1]	3.4%
Other Assets and Liabilities – Net[2]	(2.3)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA / Aaa	17.8%
AA / Aa	37.6%
A / A	15.0%
Not Rated	31.9%
Other Assets and Liabilities – Net[2]	(2.3)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.9%

ALABAMA – 0.9%

HIGHER EDUCATION – 0.5%

Auburn University, AL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 6/01/21	$1,200,000	$1,425,144

MEDICAL – 0.4%

The University of Alabama, Refunding Revenue Bonds, (Series A), 5.75%, 9/01/22Δ	1,000,000	1,124,680

TOTAL ALABAMA		$2,549,824

Description	Par Value	Value

ARIZONA – 1.7%

SCHOOL DISTRICT – 0.8%

Maricopa County Unified School District No 80 Chandler, AZ, GO Limited, Economic Defeasance, 5.00%, 7/01/21	$2,000,000	$2,377,320

WATER & SEWER – 0.9%

City of Tucson, AZ, Refunding Revenue Bonds, (Water Revenue), 5.00%, 7/01/30	2,255,000	2,668,432

TOTAL ARIZONA		$5,045,752

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

29

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

CALIFORNIA – 8.6%

GENERAL OBLIGATIONS – 0.9%

Grossmont Healthcare District, CA, GO Unlimited, (Series C), (Health, Hospital & Nursing Home Improvements), 5.00%, 7/15/23	$2,000,000	$2,445,600

LEASE – 1.7%

Los Angeles Unified School District, CA, Certificate Participation Refunding Bonds, (Series B), (Headquarters Building), 5.00%, 10/01/27	4,300,000	4,959,147

MEDICAL – 2.0%

California Statewide Communities Development Authority, Revenue Bonds, (Health, Hospital, Nursing Home Revenue), 5.00%, 4/01/19	5,140,000	5,855,591

TRANSPORTATION – 2.0%

Bay Area Toll Authority, CA, Refunding Revenue Bonds, (San Francisco Bay Area), 5.00%, 4/01/26	5,000,000	5,955,850

WATER & SEWER – 2.0%

City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	5,839,550

TOTAL CALIFORNIA		$25,055,738

COLORADO – 0.8%

AIRPORT – 0.8%

City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	2,000,000	2,385,740

TOTAL COLORADO		$2,385,740

FLORIDA – 3.4%

GENERAL OBLIGATIONS – 0.8%

State of Florida, General Obligation, (Fuel Sales Tax Revenue), 5.00%, 7/01/19	2,000,000	2,290,620

LEASE – 2.0%

Broward County School Board, FL, Certificate Participation Refunding Bonds, (Series A), 5.00%, 7/01/21	3,000,000	3,534,720

St. Johns County School Board, FL, Certificate Participation Refunding Bonds, 5.00%, 7/01/20	2,000,000	2,322,380

TOTAL LEASE		$5,857,100

TRANSPORTATION – 0.6%

FL Turnpike Authority-A-Ref 5, Revenue Bonds, Highway Revenue Tolls, 5.00%, 7/01/20	1,500,000	1,749,165

TOTAL FLORIDA		$9,896,885

Description	Par Value	Value

GEORGIA – 3.8%

GENERAL OBLIGATIONS – 2.5%

State of Georgia, GO Unlimited, (Series A-1), (Public Improvements), 5.00%, 2/01/22	$6,000,000	$7,259,280

SCHOOL DISTRICT – 1.3%

Valdosta Board of Education, (Ad Valorem Property Tax)

5.00%, 2/01/20	1,250,000	1,449,900

5.00%, 2/01/21	1,000,000	1,183,470

5.00%, 2/01/19	1,025,000	1,159,388

TOTAL SCHOOL DISTRICT		$3,792,758

TOTAL GEORGIA		$11,052,038

ILLINOIS – 11.5%

DEDICATED TAX – 2.0%

State of Illinois, Revenue Bond, (Sales Tax Revenue), 6.00%, 6/15/27	2,000,000	2,599,500

State of Illinois, Revenue Bonds, Public Improvements, (National Reinsurance FGIC), 6.00%, 6/15/26	2,500,000	3,230,275

TOTAL DEDICATED TAX		$5,829,775

GENERAL OBLIGATIONS – 6.0%

Chicago Park District, (Ad Valorem Property Tax)

5.00%, 1/01/26	1,250,000	1,381,238

5.00%, 1/01/27	3,455,000	3,781,739

Cook Kane Lake & McHenry Counties Community College District No 512, (Ad Valorem Property Tax), 5.00%, 12/01/18	2,350,000	2,639,379

Du Page Cook & Will Counties Community College District No 502, Refunding Bonds, (Series A), 5.00%, 6/01/19	2,435,000	2,767,986

Metropolitan Water Reclamation District of Greater Chicago, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	5,990,000	7,074,789

TOTAL GENERAL OBLIGATIONS		$17,645,131

MEDICAL – 0.4%

Illinois State Finance Authority, Refunding Revenue Bonds, (Series A), (Rush University Medical Center), 5.00%, 11/15/29	1,000,000	1,141,250

SCHOOL DISTRICT – 1.1%

Du Page & Will Counties, IL, Community School District No 204 Indian Prairie, GO Unlimited, Advance Refunding, (Series A), 5.00%, 12/30/19	2,785,000	3,202,861

TRANSPORTATION – 2.0%

Illinois State Toll Highway Authority, Refunding Revenue Bonds, (Series D), 5.00%, 1/01/24	5,000,000	5,991,850

TOTAL ILLINOIS		$33,810,867

INDIANA – 1.2%

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

30

PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

GENERAL OBLIGATIONS – 0.5%

Indianapolis-Marion County Public Library, GO Unlimited, Refunding Revenue Bonds, (State Intercept Program), 5.00%, 1/01/19	$1,270,000	$1,431,049

MEDICAL – 0.7%

Indiana Finance Authority, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,208,380

TOTAL INDIANA		$3,639,429

KANSAS – 1.2%

GENERAL OBLIGATIONS – 1.2%

City of Wichita, KS, GO Unlimited, Current Refunding, (Series A), 5.00%, 12/01/18	3,085,000	3,476,949

TOTAL KANSAS		$3,476,949

MARYLAND – 8.5%

CONTINUING CARE – 0.4%

Baltimore County, MD, Revenue Refunding Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	1,200,000	1,253,352

DEDICATED TAX – 0.5%

Maryland State Department of Transportation, Revenue Bonds, Transit Improvements, 5.00%, 2/15/28	1,375,000	1,576,286

GENERAL OBLIGATIONS – 3.2%

Baltimore County, MD, GO Unlimited, Refunding Notes, (Public Improvements), 5.00%, 2/01/28	1,000,000	1,173,860

Cecil County, MD, GO Unlimited, Refunding Bonds, (County Commissioners- Consolidated Public Improvements), 5.00%, 11/01/23	2,590,000	3,132,009

Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,398,380

Prince George’s County, MD, GO Limited, Public Improvements, (Series A), 5.00%, 9/15/27	1,020,000	1,207,088

Washington Suburban Sanitary Commission, MD, GO Unlimited, Water & Utility Improvements, 5.00%, 6/01/18	1,315,000	1,460,610

TOTAL GENERAL OBLIGATIONS		$9,371,947

LEASE – 0.4%

Maryland Economic Development Corp., Revenue Bonds, General Improvements, (Public Health Laboratory), 5.00%, 6/01/19	1,000,000	1,140,920

MEDICAL – 1.6%

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Anne Arundel Health Systems)

5.00%, 7/01/22	1,000,000	1,168,070

5.00%, 7/01/25	1,000,000	1,149,370

5.00%, 7/01/26	1,100,000	1,255,969

Description	Par Value	Value
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Health System), 5.00%, 7/01/19	$1,000,000	$1,146,870

TOTAL MEDICAL		$4,720,279

TRANSPORTATION – 1.4%

Maryland State Transportation Authority, Refunding Revenue Bonds

5.00%, 7/01/18	2,500,000	2,782,375

5.00%, 7/01/25	1,000,000	1,177,200

TOTAL TRANSPORTATION		$3,959,575

WATER & SEWER – 1.0%

Maryland Water Quality Financing Administration Revolving Loan Fund, Revenue Bonds, Sewer Improvements, 5.00%, 3/01/20	2,525,000	2,947,483

TOTAL MARYLAND		$24,969,842

MICHIGAN – 9.4%

DEDICATED TAX – 4.2%

Michigan Finance Authority, Refunding Revenue Bonds, (Series A), (Unemployment Obligation Assessment), 5.00%, 7/01/18	3,500,000	3,901,240

Michigan Finance Authority, Refunding Revenue Bonds, (Series B), (Unemployment Obligation Assessment), 5.00%, 7/01/21	2,000,000	2,215,060

Michigan Finance Authority, Revenue Bonds, Repayment of Bank Loan, (Series H-1), 5.00%, 10/01/25	5,215,000	6,156,620

TOTAL DEDICATED TAX		$12,272,920

GENERAL – 0.7%

Michigan Finance Authority, Revenue Bond, (Income Tax Revenue), 4.00%, 10/01/24	2,000,000	2,057,440

MEDICAL – 0.5%

Royal Oak Hospital Finance Authority, MI, Refunding Revenue Bonds, (Series D), (William Beaumont Hospital), 5.00%, 9/01/20	1,200,000	1,384,560

SCHOOL DISTRICT – 2.8%

Grand Ledge Public Schools, MI, GO Unlimited, Current Refunding, (Q-SBLF)

5.00%, 5/01/22	1,195,000	1,415,298

5.00%, 5/01/24	2,810,000	3,376,131

Huron Valley School District, MI, GO Unlimited, Current Refunding, (Q-SBLF), 5.00%, 5/01/20	1,000,000	1,154,540

Troy School District, MI, GO Unlimited, Advance Refunding, (Q-SBLF), 5.00%, 5/01/20	2,085,000	2,429,651

TOTAL SCHOOL DISTRICT		$8,375,620

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

31

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

UTILITIES – 1.2%

Lansing Board of Water & Light, Revenue Bonds, (Series A), 5.00%, 7/01/29	$3,000,000	$3,471,360

TOTAL MICHIGAN		$27,561,900

MISSOURI – 1.0%

MEDICAL – 1.0%

Missouri State Health & Educational Facilities Authority, MO, Refunding Revenue Bonds, (Series A), (SSM Health Care)

5.00%, 6/01/20	1,000,000	1,157,430

5.00%, 6/01/28	1,500,000	1,739,205

TOTAL MEDICAL		$2,896,635

TOTAL MISSOURI		$2,896,635

NEBRASKA – 2.4%

ELECTRIC – 2.4%

Lincoln Nebraska Electric System, Revenue Bond, 5.00%, 9/01/20	6,000,000	7,054,560

TOTAL NEBRASKA		$7,054,560

NEVADA – 2.6%

DEDICATED TAX – 2.6%

County of Clark, NV, Refunding Revenue Bonds, (Fuel Tax and Subordinated Motor), 5.00%, 7/01/30	4,505,000	5,266,705

County of Clark, NV, Refunding Revenue Bonds, (Motor Vehicle Fuel Tax), 5.00%, 7/01/18	2,000,000	2,221,400

TOTAL DEDICATED TAX		$7,488,105

TOTAL NEVADA		$7,488,105

NEW JERSEY – 3.0%

GENERAL OBLIGATIONS – 0.7%

County of Essex, NJ, GO Unlimited, (Series A), ( Public Improvements), 5.00%, 8/01/19	1,870,000	2,143,675

HIGHER EDUCATION – 1.6%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,185,417

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	3,000,000	3,467,580

TOTAL HIGHER EDUCATION		$4,652,997

TRANSPORTATION – 0.7%

New Jersey State Turnpike Authority, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	1,645,000	1,927,331

TOTAL NEW JERSEY		$8,724,003

NEW YORK – 7.0%

Description	Par Value	Value

DEDICATED TAX – 2.4%

Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), (Sales Tax), 5.00%, 11/15/21	$1,960,000	$2,373,580

New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Sub-series E), 5.00%, 11/01/22	4,125,000	4,865,314

TOTAL DEDICATED TAX		$7,238,894

LEASE – 0.4%

Erie County Industrial Development Agency School, NY, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	1,000,000	1,103,440

TRANSPORTATION – 4.2%

Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), (Transit Improvements), 5.00%, 11/15/29	3,000,000	3,461,340

New York State Thruway Authority, Refunding Revenue Bonds, 5.00%, 1/01/30	5,500,000	6,373,510

Port Authority of New York & New Jersey, Refunding Revenue Bonds, (Port, Airport & Marina Improvements), 5.00%, 12/01/23	2,000,000	2,408,560

TOTAL TRANSPORTATION		$12,243,410

TOTAL NEW YORK		$20,585,744

OHIO – 0.8%

GENERAL OBLIGATIONS – 0.8%

Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,307,116

TOTAL OHIO		$2,307,116

PENNSYLVANIA – 8.8%

FACILITIES – 0.6%

Pittsburgh Public Parking Authority, Revenue Bond, (Auto Parking Revenue), 5.00%, 12/01/26	1,535,000	1,803,978

HIGHER EDUCATION – 1.7%

Pennsylvania Higher Educational Facilities Authority, Current Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,682,948

Pennsylvania State University, Refunding Revenue Bonds, (Series B), 5.25%, 8/15/22	1,865,000	2,279,944

TOTAL HIGHER EDUCATION		$4,962,892

MEDICAL – 1.8%

Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,605,000	1,933,864

Lancaster County Hospital Authority, PA, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG)

5.00%, 3/15/19	1,485,000	1,572,318

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

32

PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
5.00%, 3/15/23	$1,770,000	$1,870,164

TOTAL MEDICAL		$5,376,346

PRE-REFUNDED/ESCROW – 3.1%

Bucks County Industrial Development Authority, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	6,271,294

Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,734,772

TOTAL PRE-REFUNDED/ESCROW		$9,006,066

SCHOOL DISTRICT – 0.7%

Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,034,523

TRANSPORTATION – 0.9%

Pennsylvania State Turnpike Commission, PA, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	1,400,000	1,591,702

Pennsylvania Turnpike Commission, Revenue Bond, (Highway Revenue Toll), 5.00%, 12/01/30	1,000,000	1,141,770

TOTAL TRANSPORTATION		$2,733,472

TOTAL PENNSYLVANIA		$25,917,277

TEXAS – 14.2%

AIRPORT – 1.0%

Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	2,986,550

GENERAL OBLIGATIONS – 3.2%

County of Harris TX, Refunding Notes, (Ad Valorem Property Tax), 5.00%, 10/01/20	3,315,000	3,902,816

County of Travis, TX, GO Limited, Refunding Revenue Bonds, 5.00%, 3/01/19	1,270,000	1,435,684

State of Texas, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/21	3,440,000	4,093,634

TOTAL GENERAL OBLIGATIONS		$9,432,134

HIGHER EDUCATION – 1.9%

Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG)

5.00%, 11/15/18	1,690,000	1,886,632

5.00%, 11/15/19	3,105,000	3,546,034

TOTAL HIGHER EDUCATION		$5,432,666

MEDICAL – 2.9%

North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Children’s Medical Center of Dallas Project, OBG), 5.00%, 8/15/18	1,000,000	1,114,100

Description	Par Value	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	$6,110,000	$7,232,529

TOTAL MEDICAL		$8,346,629

SCHOOL DISTRICT – 1.4%

Mesquite Independent School District, TX, GO Unlimited, Refunding Revenue Bonds, (Series B), (PSF-GTD), 5.00%, 8/15/19	2,165,000	2,485,312

Point Isabel Independent School District, Current Refunding, (Ad Valorem Property Tax), 5.00%, 2/01/22	1,375,000	1,583,079

TOTAL SCHOOL DISTRICT		$4,068,391

TRANSPORTATION – 1.0%
County of Harris, TX, Refunding Revenue Bonds, (Series C), (Senior Lien-Toll Road), 5.00%, 8/15/26	2,420,000	2,857,802

UTILITIES – 1.3%

City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien)

5.00%, 5/15/21	1,250,000	1,484,200

5.00%, 5/15/23	2,000,000	2,430,580

TOTAL UTILITIES		$3,914,780

WATER & SEWER – 1.5%

City of Austin Water & Wastewater System, TX, Refunding Revenue Bonds, 5.00%, 5/15/20	3,810,000	4,441,812

TOTAL TEXAS		$41,480,764

UTAH – 0.9%

MEDICAL – 0.9%

County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)

5.00%, 5/15/25	1,165,000	1,347,672

5.00%, 5/15/26	1,200,000	1,379,832

TOTAL MEDICAL		$2,727,504

TOTAL UTAH		$2,727,504

VIRGINIA – 1.6%

LEASE – 1.6%

Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,594,560

TOTAL VIRGINIA		$4,594,560

WASHINGTON – 5.0%

DEDICATED TAX – 0.9%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (National Reinsurance FGIC), 5.25%, 2/01/21	2,300,000	2,651,509

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

33

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

GENERAL OBLIGATIONS – 1.8%

State of Washington, GO Unlimited, Refunding Revenue Bonds, (Series R-C), 5.00%, 7/01/24	$4,500,000	$5,441,130

POWER – 0.4%

County of Lewis Public Utility District No. 1, WA, Current Refunding Revenue Bonds, 5.25%, 10/01/28	1,000,000	1,200,030

SCHOOL DISTRICT – 1.9%

Clark County School District No 114 Evergreen, Current Refunding, (Ad Valorem Property Tax), 5.00%, 12/01/18	4,855,000	5,475,032

TOTAL WASHINGTON		$14,767,701

Description	Par Value	Value

WISCONSIN – 0.6%

TRANSPORTATION – 0.6%

Wisconsin Department of Transportation, Refunding Revenue Bonds, (Series 2), 5.00%, 7/01/19	1,500,000	1,715,625

TOTAL WISCONSIN		$1,715,625

TOTAL MUNICIPAL BONDS
(COST $280,846,878)		$289,704,558
	Number of Shares

MONEY MARKET FUND – 3.4%

Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	10,018,547	$10,018,547

TOTAL MONEY MARKET FUND
(COST $10,018,547)		$10,018,547

TOTAL INVESTMENTS – 102.3%
(COST $290,865,425)		$299,723,105

OTHER LIABILITIES LESS ASSETS – (2.3%)		(6,667,307)

TOTAL NET ASSETS – 100.0%		$293,055,798

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

34

PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $290,865,425. The net unrealized appreciation/(depreciation) of investments was $8,857,680. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,200,511 and net unrealized depreciation from investments for those securities having an excess of cost over value of $342,831.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$289,704,558	$—	$289,704,558
Money Market Fund	10,018,547	—	—	10,018,547

Total	$10,018,547	$289,704,558	$—	$299,723,105

^	7-Day net yield.

Δ	Floating rate note with current rate and stated maturity date shown.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

ETM - Escrowed to Maturity

FGIC - Financial Guarantee Insurance Company

GO - General Obligation

GTD - Guaranteed

IDA - Industrial Development Authority/Agency

OBG - Obligation

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

UPMC - University of Pittsburgh Medical Center

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

35

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington New York Municipal Bond Fund

At October 31, 2015, the Fund’s portfolio classifications were as follows (unaudited):

Percentage of Total Net Assets
General Obligations	19.7%
Dedicated Tax	17.5%
Transportation	14.8%
Lease	12.0%
Medical	7.9%
Water & Sewer	6.8%
Pre-Refunded/Escrow	4.9%
Power	3.7%
Higher Education	3.5%
School District	2.7%
Cash Equivalents[1]	5.3%
Other Assets and Liabilities – Net[2]	1.2%
TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AA / Aa	54.2%
A / A	14.8%
Not Rated	29.8%
Other Assets and Liabilities – Net[2]	1.2%
TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 93.5%

NEW YORK – 93.5%

DEDICATED TAX – 17.5%

Nassau County Interim Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	$1,000,000	$1,211,010

New York Local Government Assistance Corp., Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,508,290

New York State Dormitory Authority, Refunding Revenue Bonds, (Series A), 5.00%, 3/15/29	2,200,000	2,613,556

Description	Par Value	Value

New York State Dormitory Authority, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 3/15/25	$5,100,000	$6,181,914

New York State Thruway Authority, Revenue Bonds, Transit Improvements, (Series A), 5.00%, 3/15/27	1,000,000	1,122,660

TOTAL DEDICATED TAX		$14,637,430

GENERAL OBLIGATIONS – 19.7%

County of Albany NY, AD Velorem Property Tax, GO, Refunding Bonds, 5.00%, 9/15/20	2,595,000	3,063,268

Nassau County Sewer & Storm Water Finance Authority, Refunding Revenue Bonds, 5.00%, 10/01/26	1,500,000	1,819,155

New York State, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	2,090,000	2,536,069

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

36

PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

Rochester New York, AD Velorem Property Tax, GO, Refunding Notes, 5.00%, 8/01/19	$3,000,000	$3,437,850

Town of Brookhaven NY, Refunding Bonds, Economic Defeasance, AD Velorem Property Tax, 5.00%, 5/01/19	1,000,000	1,141,260

Town of Islip NY, GO, Refunding Bonds, AD Valorem Property Tax, 5.00%, 2/01/19	1,795,000	2,032,407

West Seneca, New York, AD Valorem Property Tax, GO, Public Improvements, 5.00%, 7/15/21	1,040,000	1,245,525

West Seneca, New York, AD Valorem Property Tax, GO, Refunding Notes, 5.00%, 7/15/20	990,000	1,162,715

TOTAL GENERAL OBLIGATIONS		$16,438,249

HIGHER EDUCATION – 3.5%

New York State Dormitory Authority, Revenue Bonds, University College Improvements, (Series A), 5.00%, 7/01/21	1,000,000	1,189,550

New York State Dormitory Authority, University & College Improvements, (Series A), (NATL-RE), 6.00%, 7/01/19	1,500,000	1,757,385

TOTAL HIGHER EDUCATION		$2,946,935

LEASE – 12.0%

Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,544,530

New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,770,000	3,111,873

New York State Urban Development Corp., Refunding Revenue Notes, (Series B), 5.25%, 1/01/23	3,000,000	3,342,690

TOTAL LEASE		$9,999,093

MEDICAL – 7.9%

New York State Dormitory Authority, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	4,650,000	5,426,643

New York State Dormitory Authority, Revenue Refunding Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,176,448

TOTAL MEDICAL		$6,603,091

POWER – 3.7%

New York Power Authority/The, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	2,575,000	3,124,093

PRE-REFUNDED/ESCROW – 4.9%

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,128,075

Description	Par Value	Value

SCHOOL DISTRICT – 2.7%

Commack Union Free School District/NY, Refunding Bonds, (GO, State Aid Withholding), 4.00%, 11/15/21	$1,000,000	$1,143,200

Union Free School District of The Tarrytowns, Refunding Bonds, Economic Defeasance, (Series A), (State Aid Withholding), 5.00%, 1/15/19	1,000,000	1,131,930

TOTAL SCHOOL DISTRICT		$2,275,130

TRANSPORTATION – 14.8%

Metropolitan Transportation Authority, NY, Revenue Bonds, Transit Improvements, (Series B), 5.00%, 11/15/22	1,000,000	1,086,300

Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series B), 5.00%, 11/15/29	2,000,000	2,307,560

Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series E), 5.00%, 11/15/28	2,000,000	2,350,240

Port Authority of New York & New Jersey, Refunding Revenue Bonds, Airport & Marina Improvements, (Series B), 5.00%, 12/01/23	3,000,000	3,612,840

Port Authority of New York & New Jersey, Revenue Bonds, Airport & Marina Improvements, (194th Series), 5.00%, 10/15/30	1,000,000	1,189,070

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/28	1,500,000	1,784,715

TOTAL TRANSPORTATION		$12,330,725

WATER & SEWER – 6.8%

Buffalo New York, Municipal Water Finance Authority, Current Refunding, Municipal Water Finance, 5.00%, 7/01/29	1,170,000	1,356,568

New York City Water & Sewer System, (Series BB), Refunding Revenue Bonds, 5.00%, 6/15/28	3,595,000	4,301,058

TOTAL WATER & SEWER		$5,657,626

TOTAL NEW YORK		$78,140,447

TOTAL MUNICIPAL BONDS (COST $74,665,844)		$78,140,447
Description	Number of Shares	Value

MONEY MARKET FUND – 5.3%

Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	4,484,771	$4,484,771

TOTAL MONEY MARKET FUND (COST $4,484,771)		$4,484,771

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

37

Wilmington New York Municipal Bond Fund (concluded)

Description	Value

TOTAL INVESTMENTS – 98.8%
(COST $79,150,615)	$82,625,218

OTHER ASSETS LESS LIABILITIES – 1.2%	974,623

TOTAL NET ASSETS – 100.0%	$83,599,841

Cost of investments for Federal income tax purposes is $79,150,615. The net unrealized appreciation/(depreciation) of investments was $3,474,603. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,527,171 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,568.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$78,140,447	$—	$78,140,447
Money Market Fund	4,484,771	—	—	4,484,771

Total	$4,484,771	$78,140,447	$—	$82,625,218

^	7-Day net yield.

The following acronyms are used throughout this Fund:

CAPMAC - Capital Markets Assurance Corporation

GO - General Obligation

IDA - Industrial Development Authority/Agency

NATL-RE - National Public Finance Guarantee Corporation

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

38

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2015 (unaudited)	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund		Wilmington Short-Term Bond Fund
ASSETS:
Investments, at identified cost	$428,894,236		$123,728,521		$166,411,870

Investments in securities, at value (Including $5,407,090, $3,033,550, and $6,956,043 of securities on loan, respectively) (Note 2)	$432,942,206		$124,987,413		$166,586,307
Interest receivable	2,698,174		841,376		724,004
Receivable for shares sold	1,080,113		99,753		146,952
Receivable for investments sold	—		—		397
Other assets	30,391		23,301		29,149

TOTAL ASSETS	436,750,884		125,951,843		167,486,809

LIABILITIES:
Payable for investments purchased	8,380,926		—		—
Collateral for securities on loan	5,546,299		3,117,818		7,069,209
Income distribution payable	816,034		168,638		154,695
Payable for shares redeemed	204,077		676		104,571
Payable for Trustees’ fees	416		416		416
Payable for distribution services fee	1,123		867		2,038
Payable for shareholder services fee	449		346		—
Other accrued expenses	138,717		50,151		101,755

TOTAL LIABILITIES	15,088,041		3,338,912		7,432,684

NET ASSETS	$421,662,843		$122,612,931		$160,054,125

NET ASSETS CONSIST OF:

Paid-in capital	$417,400,799		$120,912,916		$160,762,667
Undistributed (distributions in excess of) net investment income	(558,091)		(1,720)		(342,152)
Accumulated net realized gain (loss) on investments	772,165		442,843		(540,827)
Net unrealized appreciation (depreciation) of investments	4,047,970		1,258,892		174,437

TOTAL NET ASSETS	$421,662,843		$122,612,931		$160,054,125

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$5,276,156		$4,052,599		$9,572,391

Shares outstanding (unlimited shares authorized)	538,483		407,801		953,405

Net Asset Value per share	$9.80		$9.94		$10.04

Offering price per share*	$10.26	***	$10.41	***	$10.22 **

Class I
Net Assets	$416,386,687		$118,560,332		$150,481,734

Shares outstanding (unlimited shares authorized)	43,220,640		11,924,288		14,983,915

Net Asset Value per share	$9.63		$9.94		$10.04

*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share 100/98.25 of net asset value.
***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

39

October 31, 2015 (unaudited)	Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$290,865,425		$79,150,615

Investments in securities, at value	$299,723,105		$82,625,218
Cash	123,901		27,336
Interest receivable	3,877,756		1,042,558
Receivable for shares sold	232,110		81,785
Receivable for investments sold	5,957,800		—
Other assets	27,144		10,493

TOTAL ASSETS	309,941,816		83,787,390

LIABILITIES:
Payable for investments purchased	14,940,156		—
Income distribution payable	458,094		135,400
Payable for shares redeemed	1,381,898		42
Payable for Trustees’ fees	416		416
Payable for distribution services fee	8,273		4,484
Other accrued expenses	97,181		47,207

TOTAL LIABILITIES	16,886,018		187,549

NET ASSETS	$293,055,798		$83,599,841

NET ASSETS CONSIST OF:
Paid-in capital	$278,975,824		$79,991,659
Undistributed (distributions in excess of) net investment income	(13)		3
Accumulated net realized gain (loss) on investments	5,222,307		133,576
Net unrealized appreciation (depreciation) of investments	8,857,680		3,474,603

TOTAL NET ASSETS	$293,055,798		$83,599,841

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$38,912,047		$20,963,114

Shares outstanding (unlimited shares authorized)	2,883,357		1,955,461

Net Asset Value per share	$13.50		$10.72

Offering price per share*	$14.14	***	$11.23	***

Class I
Net Assets	$254,143,751		$62,636,727

Shares outstanding (unlimited shares authorized)	18,824,887		5,839,912

Net Asset Value per share	$13.50		$10.73

*      See “How are Shares Priced?” in the Prospectus.

***   Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

40

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2015 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Intermediate-Term Bond Fund	Wilmington Short-Term Bond Fund
INVESTMENT INCOME:
Dividends	$2,085	$253	$524
Interest	5,575,784	1,337,560	1,157,899
Securities lending income	4,476	2,660	5,022

TOTAL INVESTMENT INCOME	5,582,345	1,340,473	1,163,445

EXPENSES:
Investment advisory fee	956,497	277,404	336,868
Administrative personnel and services fee	66,290	19,221	26,257
Portfolio accounting and administration fees	65,954	25,095	32,814
Transfer and dividend disbursing agent fees and expenses	64,595	7,191	26,844
Trustees’ fees	19,345	19,345	19,345
Professional fees	28,847	27,355	36,007
Distribution services fee—Class A	6,897	5,267	12,468
Shareholder services fee—Class A	6,897	5,267	12,468
Shareholder services fee— Class I	524,490	148,847	198,075
Share registration costs	12,965	11,927	14,348
Printing and postage	17,623	4,031	8,210
Custodian fees	14,062	5,453	5,904
Miscellaneous	24,074	15,116	16,955

TOTAL EXPENSES	1,808,536	571,519	746,563

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(101,201)	(85,418)	(119,310)
Waiver of shareholder services fee—Class A	(4,538)	(3,796)	(12,468)
Waiver of shareholder services fee—Class I	(524,490)	(148,847)	(198,075)

TOTAL WAIVERS AND REIMBURSEMENTS	(630,229)	(238,061)	(329,853)

Net expenses	1,178,307	333,458	416,710

Net investment income (loss)	4,404,038	1,007,015	746,735

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	281,247	284,031	23,852
Net change in unrealized appreciation (depreciation) of investments	(6,385,872)	(1,391,875)	(839,089)

Net realized and unrealized gain (loss) on investments	(6,104,625)	(1,107,844)	(815,237)

Change in net assets resulting from operations	$(1,700,587)	$(100,829)	$(68,502)

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)

41

Six Months Ended October 31, 2015 (unaudited)	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$1	$—
Interest	3,684,708	1,133,735

TOTAL INVESTMENT INCOME	3,684,709	1,133,735

EXPENSES:
Investment advisory fee	669,385	190,232
Administrative personnel and services fee	46,387	13,183
Portfolio accounting and administration fees	53,397	17,258
Transfer and dividend disbursing agent fees and expenses	15,228	9,749
Trustees’ fees	19,345	19,345
Professional fees	35,523	26,524
Distribution services fee—Class A	50,289	27,194
Shareholder services fee—Class A	50,289	27,194
Shareholder services fee— Class I	321,591	78,491
Share registration costs	15,446	4,742
Printing and postage	4,770	4,663
Custodian fees	5,550	2,231
Miscellaneous	20,902	13,549

TOTAL EXPENSES	1,308,102	434,355

Waiver/reimbursement by investment advisor	(157,048)	(52,061)
Waiver of distribution services fee—Class A	(27)	—
Waiver of shareholder services fee—Class A	(50,289)	(27,194)
Waiver of shareholder services fee—Class I	(321,591)	(78,491)

TOTAL WAIVERS AND REIMBURSEMENTS	(528,955)	(157,746)

Net expenses	779,147	276,609

Net investment income (loss)	2,905,562	857,126

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,869,645	1,050,437
Net change in unrealized appreciation (depreciation) of investments	(52,782)	(598,064)

Net realized and unrealized gain (loss) on investments	1,816,863	452,373

Change in net assets resulting from operations	$4,722,425	$1,309,499

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

42

STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund
	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015
OPERATIONS:
Net investment income (loss)	$4,404,038	$7,005,793	$1,007,015	$2,085,486
Net realized gain (loss) on investments	281,247	1,180,857	284,031	1,055,386
Net change in unrealized appreciation (depreciation) of investments	(6,385,872)	4,734,634	(1,391,875)	147,780

Change in net assets resulting from operations	(1,700,587)	12,921,284	(100,829)	3,288,652

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(53,403)	(111,927)	(28,145)	(61,884)
Class I	(4,770,622)	(7,422,566)	(984,503)	(2,043,707)
Distributions from net realized gain on investments
Class A	—	(12,666)	—	(77,971)
Class I	—	(826,640)	—	(2,037,153)

Change in net assets resulting from distributions to shareholders	(4,824,025)	(8,373,799)	(1,012,648)	(4,220,715)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	113,258	281,884	62,342	283,137
Class I	45,733,657	225,471,169	16,562,429	28,291,499
Distributions reinvested
Class A	39,968	96,494	24,333	123,207
Class I	2,866,252	5,137,468	499,664	2,935,015
Cost of shares redeemed
Class A	(513,991)	(729,595)	(386,301)	(1,261,266)
Class I	(39,087,601)	(68,277,128)	(23,998,689)	(40,271,354)

Change in net assets resulting from share transactions	9,151,543	161,980,292	(7,236,222)	(9,899,762)

Change in net assets	2,626,931	166,527,777	(8,349,699)	(10,831,825)
NET ASSETS:
Beginning of year	419,035,912	252,508,135	130,962,630	141,794,455

End of year	$421,662,843	$419,035,912	$122,612,931	$130,962,630

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(558,091)	$(138,104)	$(1,720)	$3,913

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	11,573	28,602	6,286	28,185
Class I	4,741,825	23,117,542	1,664,851	2,818,657
Distributions reinvested
Class A	4,073	9,727	2,446	12,296
Class I	297,039	526,065	50,210	292,860
Shares redeemed
Class A	(52,481)	(73,684)	(38,847)	(125,261)
Class I	(4,053,502)	(6,998,032)	(2,413,028)	(3,999,979)

Net change in shares outstanding	948,527	16,610,220	(728,082)	(973,242)

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)

43

	Wilmington Short-Term Bond Fund		Wilmington Municipal Bond Fund
	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015
OPERATIONS:
Net investment income (loss)	$746,735	$1,168,640	$2,905,562	$4,896,829
Net realized gain (loss) on investments	23,852	1,039,742	1,869,645	4,741,241
Net change in unrealized appreciation (depreciation) of investments	(839,089)	(1,132,613)	(52,782)	(4,378,999)

Change in net assets resulting from operations	(68,502)	1,075,769	4,722,425	5,259,071

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(45,865)	(39,082)	(349,398)	(427,862)
Class I	(926,909)	(1,231,142)	(2,556,186)	(4,468,958)
Distributions from net realized gain on investments
Class A	—	(43,075)	—	(139,702)
Class I	—	(1,101,622)	—	(1,659,743)

Change in net assets resulting from distributions to shareholders	(972,774)	(2,414,921)	(2,905,584)	(6,696,265)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	481,152	1,774,216	194,924	491,276
Class I	8,167,938	28,313,830	13,263,853	40,701,052
Proceeds from merger (Note 8)
Class A	—	7,021,999	—	27,966,651
Class I	—	80,458,298	—	60,097,517
Distributions reinvested
Class A	28,733	48,598	261,376	412,194
Class I	413,645	1,328,578	542,859	2,439,629
Cost of shares redeemed
Class A	(1,371,226)	(1,077,901)	(3,377,587)	(3,919,924)
Class I	(24,058,788)	(106,936,255)	(21,156,935)	(41,871,708)

Change in net assets resulting from share transactions	(16,338,546)	10,931,363	(10,271,510)	86,316,687

Change in net assets	(17,379,822)	9,592,211	(8,454,669)	84,879,493
NET ASSETS:
Beginning of year	177,433,947	167,841,736	301,510,467	216,630,974

End of year	$160,054,125	$177,433,947	$293,055,798	$301,510,467

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(342,152)	$(116,113)	$(13)	$9

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	47,771	174,101	14,022	36,432
Class I	811,086	2,785,307	988,230	3,006,490
Shares issued in fund merger (Note 8)
Class A	—	694,098	—	2,047,329
Class I	—	7,950,847	—	4,397,825
Distributions reinvested
Class A	2,856	4,808	19,511	30,537
Class I	41,094	131,229	40,517	180,783
Shares redeemed
Class A	(136,174)	(106,396)	(252,776)	(290,087)
Class I	(2,390,194)	(10,482,747)	(1,577,653)	(3,095,411)

Net change in shares outstanding	(1,623,561)	1,151,247	(768,149)	6,313,898

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

44

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington New York Municipal Bond Fund
	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015
OPERATIONS:
Net investment income (loss)	$857,126	$1,898,930
Net realized gain (loss) on investments	1,050,437	1,153,442
Net change in unrealized appreciation (depreciation) of investments	(598,064)	(261,875)

Change in net assets resulting from operations	1,309,499	2,790,497

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(200,459)	(453,609)
Class I	(656,676)	(1,445,312)

Change in net assets resulting from distributions to shareholders	(857,135)	(1,898,921)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	27,352	102,135
Class I	4,377,125	12,661,038
Distributions reinvested
Class A	128,293	291,257
Class I	358,693	763,540
Cost of shares redeemed
Class A	(1,992,502)	(2,230,641)
Class I	(6,144,688)	(19,712,017)

Change in net assets resulting from share transactions	(3,245,727)	(8,124,688)

Change in net assets	(2,793,363)	(7,233,112)
NET ASSETS:
Beginning of year	86,393,204	93,626,316

End of year	$83,599,841	$86,393,204

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$3	$12

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	2,576	9,595
Class I	412,530	1,185,490
Distributions reinvested
Class A	12,066	27,290
Class I	33,709	71,480
Shares redeemed
Class A	(187,768)	(209,544)
Class I	(578,952)	(1,846,064)

Net change in shares outstanding	(305,839)	(761,753)

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

45

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	2015(a)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$9.95		$9.80	$10.19	$10.23	$10.16	$10.05
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.09		0.17	0.20	0.23	0.32	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		0.19	(0.21)	0.17	0.33	0.26

Total Income (Loss) From Operations	(0.05)		0.36	(0.01)	0.40	0.65	0.64

Less Distributions From:
Net Investment Income	(0.10)		(0.19)	(0.23)	(0.25)	(0.33)	(0.38)
Net Realized Gains	—		(0.02)	(0.15)	(0.19)	(0.25)	(0.15)

Total Distributions	(0.10)		(0.21)	(0.38)	(0.44)	(0.58)	(0.53)

Net Asset Value, End of Year	$9.80		$9.95	$9.80	$10.19	$10.23	$10.16

Total Return(c)	(0.55)%		3.69%	(0.03)%	3.93%	6.54%	6.50%
Net Assets, End of Year (000’s)	$5,276		$5,726	$5,983	$6,951	$8,431	$6,602
Ratios to Average Net Assets
Gross Expense	1.10	%(d)	1.12%	1.15%	1.17%	1.25%	1.28%
Net Expenses(e)	0.88	%(d)	0.94%	0.98%	0.99%	1.00%	1.00%
Net Investment Income (Loss)	1.74	%(d)	1.74%	2.09%	2.23%	3.12%	3.76%
Portfolio Turnover Rate	21%		45%	113%	106%	93%	128%
CLASS I	2015(a)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$9.79		$9.63	$10.03	$10.07	$10.01	$9.90
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.10		0.20	0.23	0.26	0.35	0.41
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)		0.20	(0.22)	0.17	0.32	0.26

Total Income (Loss) From Operations	(0.05)		0.40	0.01	0.43	0.67	0.67

Less Distributions From:
Net Investment Income	(0.11)		(0.22)	(0.26)	(0.28)	(0.36)	(0.41)
Net Realized Gains	—		(0.02)	(0.15)	(0.19)	(0.25)	(0.15)

Total Distributions	(0.11)		(0.24)	(0.41)	(0.47)	(0.61)	(0.56)

Net Asset Value, End of Year	$9.63		$9.79	$9.63	$10.03	$10.07	$10.01

Total Return(c)	(0.51)%		4.12%	0.16%	4.32%	6.90%	6.93%
Net Assets, End of Year (000’s)	$416,387		$413,310	$246,525	$275,173	$291,976	$209,386
Ratios to Average Net Assets
Gross Expense	0.85	%(d)	0.88%	0.92%	0.92%	1.00%	1.03%
Net Expenses(e)	0.55	%(d)	0.60%	0.65%	0.64%	0.66%	0.66%
Net Investment Income (Loss)	2.08	%(d)	2.07%	2.41%	2.57%	3.47%	4.12%
Portfolio Turnover Rate	21%		45%	113%	106%	93%	128%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

46

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON INTERMEDIATE-TERM BOND FUND

CLASS A	2015(a)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$10.02		$10.10	$10.60	$10.64	$10.76	$10.63
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.07		0.13	0.14	0.18	0.24	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		0.09	(0.19)	0.13	0.28	0.24

Total Income (Loss) From Operations	(0.01)		0.22	(0.05)	0.31	0.52	0.58

Less Distributions From:
Net Investment Income	(0.07)		(0.13)	(0.15)	(0.19)	(0.25)	(0.35)
Net Realized Gains	—		(0.17)	(0.30)	(0.16)	(0.39)	(0.10)

Total Distributions	(0.07)		(0.30)	(0.45)	(0.35)	(0.64)	(0.45)

Net Asset Value, End of Year	$9.94		$10.02	$10.10	$10.60	$10.64	$10.76

Total Return(c)	(0.13)%		2.14%	(0.40)%	2.90%	4.96%	5.51%
Net Assets, End of Year (000’s)	$4,053		$4,389	$5,279	$9,730	$12,961	$6,744
Ratios to Average Net Assets
Gross Expense	1.14	%(d)	1.15%	1.12%	1.14%	1.35%	1.43%
Net Expenses(e)	0.85	%(d)	0.89%	0.91%	0.94%	1.00%	1.01%
Net Investment Income (Loss)	1.33	%(d)	1.25%	1.38%	1.69%	2.22%	3.18%
Portfolio Turnover Rate	18%		45%	43%	52%	253%	485%
CLASS I	2015(a)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$10.03		$10.10	$10.60	$10.65	$10.77	$10.64
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.08		0.16	0.17	0.22	0.28	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		(0.10)	(0.18)	0.11	0.27	0.24

Total Income (Loss) From Operations	(0.01)		0.26	(0.01)	0.33	0.55	0.62

Less Distributions From:
Net Investment Income	(0.08)		(0.16)	(0.19)	(0.22)	(0.28)	(0.39)
Net Realized Gains	—		(0.17)	(0.30)	(0.16)	(0.39)	(0.10)

Total Distributions	(0.08)		(0.33)	(0.49)	(0.38)	(0.67)	(0.49)

Net Asset Value, End of Year	$9.94		$10.03	$10.10	$10.60	$10.65	$10.77

Total Return(c)	(0.07)%		2.57%	(0.09)%	3.15%	5.33%	5.96%
Net Assets, End of Year (000’s)	$118,560		$126,574	$136,516	$201,572	$253,419	$107,625
Ratios to Average Net Assets
Gross Expense	0.92	%(d)	0.93%	0.91%	0.89%	1.09%	1.17%
Net Expenses(e)	0.53	%(d)	0.57%	0.60%	0.60%	0.64%	0.66%
Net Investment Income (Loss)	1.64	%(d)	1.57%	1.69%	2.03%	2.58%	3.54%
Portfolio Turnover Rate	18%		45%	43%	52%	253%	485%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

47

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SHORT-TERM BOND FUND

CLASS A	2015(a)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$10.10		$10.23	$10.33	$10.28	$10.29	$10.21
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.03		0.07	0.07	0.09	0.12	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		(0.02)	0.00 (c)	0.08	0.03	0.10

Total Income (Loss) From Operations	(0.01)		0.05	0.07	0.17	0.15	0.26

Less Distributions From:
Net Investment Income	(0.05)		(0.06)	(0.08)	(0.09)	(0.12)	(0.17)
Net Realized Gains	—		(0.12)	(0.09)	(0.03)	(0.04)	(0.01)

Total Distributions	(0.05)		(0.18)	(0.17)	(0.12)	(0.16)	(0.18)

Net Asset Value, End of Year	$10.04		$10.10	$10.23	$10.33	$10.28	$10.29

Total Return(d)	(0.14)%		0.51%	0.68%	1.66%	1.48%	2.57%
Net Assets, End of Year (000’s)	$9,572		$10,495	$2,785	$3,129	$8,912	$11,905
Ratios to Average Net Assets
Gross Expense	1.12	%(e)	1.17%	1.19%	1.20%	1.37%	1.45%
Net Expenses(f)	0.73	%(e)	0.78%	0.83%	0.86%	0.86%	0.86%
Net Investment Income (Loss)	0.65	%(e)	0.71%	0.64%	0.89%	1.16%	1.57%
Portfolio Turnover Rate	51%		138%	196%	110%	73%	142%
CLASS I	2015(a)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$10.10		$10.23	$10.33	$10.28	$10.29	$10.21
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.05		0.08	0.09	0.12	0.15	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)		0.00 (c)	0.00 (c)	0.08	0.03	0.10

Total Income (Loss) From Operations	0.00		0.08	0.09	0.20	0.18	0.28

Less Distributions From:
Net Investment Income	(0.06)		(0.09)	(0.10)	(0.12)	(0.15)	(0.19)
Net Realized Gains	—		(0.09)	(0.09)	(0.03)	(0.04)	(0.01)

Total Distributions	(0.06)		(0.21)	(0.19)	(0.15)	(0.19)	(0.20)

Net Asset Value, End of Year	$10.04		$10.10	$10.23	$10.33	$10.28	$10.29

Total Return(d)	(0.01)%		0.76%	0.90%	1.91%	1.74%	2.83%
Net Assets, End of Year (000’s)	$150,482		$166,939	$165,057	$182,588	$189,176	$176,531
Ratios to Average Net Assets
Gross Expense	0.87	%(e)	0.96%	0.97%	0.96%	1.11%	1.20%
Net Expenses(f)	0.48	%(e)	0.56%	0.61%	0.61%	0.61%	0.61%
Net Investment Income (Loss)	0.90	%(e)	0.81%	0.86%	1.12%	1.42%	1.81%
Portfolio Turnover Rate	51%		138%	196%	110%	73%	142%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Represents less than $0.005.
(d)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

48

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND†

CLASS A	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010
Net Asset Value, Beginning of Period	$13.41		$13.40	$13.75	$13.79	$13.18		$13.22	$12.64
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.12		0.25	0.27	0.24	0.29		0.42	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.09		0.13	(0.23)	0.27	0.78		0.04	0.61

Total Income (Loss) From Operations	0.21		0.38	0.04	0.51	1.07		0.46	1.07

Less Distributions From:
Net Investment Income	(0.12)		(0.25)	(0.27)	(0.24)	(0.29)		(0.42)	(0.46)
Net Realized Gains	—		(0.12)	(0.12)	(0.31)	(0.17)		(0.08)	(0.03)

Total Distributions	(0.12)		(0.37)	(0.39)	(0.55)	(0.46)		(0.50)	(0.49)

Net Asset Value, End of Period	$13.50		$13.41	$13.40	$13.75	$13.79		$13.18	$13.22

Total Return(b)	1.55%		2.83%	0.37%	3.74%	8.18%		3.56%	8.57%
Net Assets, End of Period (000’s)	$38,912		$41,607	$17,128	$21,435	$708		$758	$579
Ratios to Average Net Assets
Gross Expense	1.10	%(c)	1.12%	1.14%	1.13%	0.92	%(c)	0.86%	0.85%
Net Expenses(d)	0.74	%(c)	0.79%	0.86%	0.86%	0.87	%(c)	0.86%	0.85%
Net Investment Income (Loss)	1.74	%(c)	1.84%	2.00%	1.74%	2.56	%(c)	3.20%	3.55%
Portfolio Turnover Rate	21%		50%	38%	38%	52%		30%	44%
CLASS I	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010
Net Asset Value, Beginning of Period	$13.42		$13.40	$13.76	$13.79	$13.19		$13.22	$12.64
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.13		0.28	0.30	0.28	0.32		0.45	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.15	(0.24)	0.28	0.77		0.05	0.61

Total Income (Loss) From Operations	0.21		0.43	0.06	0.56	1.09		0.50	1.10

Less Distributions From:
Net Investment Income	(0.13)		(0.29)	(0.30)	(0.28)	(0.32)		(0.45)	(0.49)
Net Realized Gains	—		(0.12)	(0.12)	(0.31)	(0.17)		(0.08)	(0.03)

Total Distributions	(0.13)		(0.41)	(0.42)	(0.59)	(0.49)		(0.53)	(0.52)

Net Asset Value, End of Period	$13.50		$13.42	$13.40	$13.76	$13.79		$13.19	$13.22

Total Return(b)	1.60%		3.17%	0.55%	4.06%	8.33%		3.90%	8.84%
Net Assets, End of Period (000’s)	$254,144		$259,904	$199,503	$247,914	$146,009		$141,519	$166,253
Ratios to Average Net Assets
Gross Expense	0.85	%(c)	0.88%	0.89%	0.90%	0.68	%(c)	0.61%	0.60%
Net Expenses(d)	0.49	%(c)	0.55%	0.61%	0.61%	0.62	%(c)	0.61%	0.60%
Net Investment Income (Loss)	1.99	%(c)	2.11%	2.25%	2.01%	2.80	%(c)	3.44%	3.79%
Portfolio Turnover Rate	21%		50%	38%	38%	52%		30%	44%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
*	Year end changed from June 30 to April 30.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Municipal Bond Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

See Notes which are an integral part of the Financial Statements.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)

49

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	2015(a)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$10.66		$10.56	$10.75	$10.59	$10.08	$10.25
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.10		0.21	0.19	0.21	0.28	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.06		0.10	(0.19)	0.16	0.51	(0.16)

Total Income (Loss) From Operations	0.16		0.31	0.00	0.37	0.79	0.19

Less Distributions From:
Net Investment Income	(0.10)		(0.21)	(0.19)	(0.21)	(0.28)	(0.36)

Net Asset Value, End of Year	$10.72		$10.66	$10.56	$10.75	$10.59	$10.08

Total Return(c)	1.49%		2.91%	0.04%	3.48%	7.99%	1.83%
Net Assets, End of Year (000’s)	$20,962		$22,691	$24,301	$31,239	$35,099	$34,107
Ratios to Average Net Assets
Gross Expense	1.21	%(d)	1.22%	1.21%	1.20%	1.36%	1.40%
Net Expenses(e)	0.84	%(d)	0.84%	0.84%	0.84%	0.84%	0.84%
Net Investment Income (Loss)	1.84	%(d)	1.93%	1.79%	1.94%	2.73%	3.47%
Portfolio Turnover Rate	15%		31%	34%	41%	87%	67%
CLASS I	2015(a)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$10.67		$10.57	$10.76	$10.60	$10.08	$10.26
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.11		0.23	0.21	0.23	0.31	0.38
Net Realized and Unrealized Gain (Loss) on Investments	0.06		0.10	(0.18)	0.16	0.52	(0.18)

Total Income (Loss) From Operations	0.17		0.33	0.03	0.39	0.83	0.20

Less Distributions From:
Net Investment Income	(0.11)		(0.23)	(0.22)	(0.23)	(0.31)	(0.38)

Net Asset Value, End of Year	$10.73		$10.67	$10.57	$10.76	$10.60	$10.08

Total Return(c)	1.62%		3.17%	0.30%	3.74%	8.33%	1.97%
Net Assets, End of Year (000’s)	$62,637		$63,702	$69,325	$78,471	$74,913	$68,919
Ratios to Average Net Assets
Gross Expense	0.96	%(d)	0.97%	0.96%	0.95%	1.11%	1.15%
Net Expenses(e)	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Net Investment Income (Loss)	2.09	%(d)	2.18%	2.05%	2.18%	2.99%	3.71%
Portfolio Turnover Rate	15%		31%	34%	41%	87%	67%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

50

NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2015 (unaudited)

1.    ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios, 5 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 11 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Short-Term Bond Fund Formerly known as Wilmington Short-Term Corporate Bond Fund (“Short-Term Bond Fund”)(d)	The Fund seeks to provide current income.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified

(n) Non-diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASU”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

• investments in open-end regulated investment companies are valued at net asset value (“NAV”);

• for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

• for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2015, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

51

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures approved by the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

At October 31, 2015, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received(1)	Net Amount(2)
Broad Market Bond Fund
BNP Paribas Securities Corp.	$1,053,798	$1,053,798	$—	$—
Citigroup Global Markets, Inc.	1,053,798	1,053,798	—	—
HSBC Securities USA, Inc.	1,053,798	1,053,798	—	—
Mizuho Securities USA, Inc.	1,053,798	1,053,798	—	—
RBC Capital Markets LLC	1,053,798	1,053,798	—	—
Royal Bank of Scotland PLC	277,309	277,309

	$5,546,299	$5,546,299	$—	$—

Intermediate-Term Bond Fund
BNP Paribas Securities Corp.	$592,386	$592,386	$—	$—
Citigroup Global Markets, Inc.	592,386	592,386	—	—
HSBC Securities USA, Inc.	592,386	592,386	—	—
Mizuho Securities USA, Inc.	592,386	592,386	—	—
RBC Capital Markets LLC	592,386	592,386	—	—
Royal Bank of Scotland PLC	113,923	113,923
TD Securities (USA) LLC	41,965	41,965	—	—

	$3,117,818	$3,117,818	$—	$—

Short-Term Bond Fund
Citigroup Global Markets, Inc.	$1,343,150	$1,343,150	$—	$—
HSBC Securities USA, Inc.	1,343,150	1,343,150	—	—
Mizuho Securities USA, Inc.	1,343,150	1,343,150	—	—
RBC Capital Markets LLC	1,343,150	1,343,150	—	—
Royal Bank of Scotland PLC	353,459	353,459	—	—
TD Securities (USA) LLC	1,343,150	1,343,150	—	—

	$7,069,209	$7,069,209	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

52

NOTES TO FINANCIAL STATEMENTS (continued)

Inflation/deflation adjustments on Treasury Inflation–Protected Securities are included in interest income. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year or period, the Funds did not incur any interest or penalties.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in “To Be Announced Securities” (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified criteria. For example, in a TBA mortgage transaction, the Fund and seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transactions as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest of the settlement date. Losses may occur due to the fact the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Dollar Roll Transactions – The Intermediate-Term Bond Fund and Broad Market Bond Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon, maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. There were no dollar roll transactions outstanding during the six months ended October 31, 2015.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

53

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2015, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Broad Market Bond Fund	$5,407,090	$5,407,090	$—
Intermediate-Term Bond Fund	3,033,550	3,033,550	—
Short-Term Bond Fund	6,956,043	6,956,043	—
(1) Collateral with a value of $5,546,299, $3,117,818 and $7,069,209 respectively, has been received in connection with securities lending transactions.
(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

3.    FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to the tax treatment of expiring capital loss carryforwards, net investment losses, market discount reclass, discount accretion/premium amortization on debt securities, capital gain or loss as a result of paydown activity, and distributions recognition on income distribution payable. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets and have no effect on the net assets nor the NAV of the Funds.

As of April 30, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the periods ended 2014, 2013, and 2012, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

For the year ended April 30, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-in Capital	Increase (Decrease) Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Broad Market Bond Fund	$—	$338,183	$ (338,183)
Intermediate-Term Bond Fund	—	10,402	(10,402)
Short-Term Bond Fund	1,081,413	(14,529)	(1,066,884)
Municipal Bond Fund	277	—	(277)

The tax character of distributions for the corresponding fiscal years as reported on the Statements of Changes in Net Assets were as follows:

Fund	Ordinary Income*	2015 Tax Exempt Income	Long-Term Capital Gains	Ordinary Income*	2014 Tax Exempt Income	Long-Term Capital Gains
Broad Market Bond Fund	$7,699,108	$ —	$ 674,691	$6,683,784	$ —	$2,729,590
Intermediate-Term Bond Fund	2,248,626	—	1,972,089	3,282,561	—	4,523,368
Short-Term Bond Fund	1,606,528	—	808,393	2,059,726	—	889,895
Municipal Bond Fund	46,207	4,887,359	1,762,699	544,777	5,095,492	1,599,639
New York Municipal Bond Fund	—	1,898,921	—	—	1,968,280	—

*    For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals
Broad Market Bond Fund	$629,110	$ 490,918	$(767,214)	$10,433,842	$—
Intermediate-Term Bond Fund	227,232	110,908	(174,791)	2,650,143	—
Short-Term Bond Fund	83,566	287,062	(199,679)	1,013,424	(851,639)
Municipal Bond Fund	709,288	3,063,129	(419,746)	8,910,462	—
New York Municipal Bond Fund	153,741	—	(153,732)	4,072,667	(916,858)

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

54

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2015, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Available Through		Short-Term Post-Effective	Long-Term Post-Effective	Total Capital Loss
Fund	2018	2019	No Expiration	No Expiration	Carryforwards
Short-Term Bond Fund	$108,426	$—	$481,660	$261,553	$851,639
New York Municipal Bond Fund	916,858	—	—	—	916,858

Utilization of acquired capital loss carryforwards from Short-Term Corporate Bond Fund’s acquisition of Short Duration Government Bond Fund and Municipal Bond Fund’s acquisition of Maryland Municipal Bond Fund may be subject to annual limitations.

4.    ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation.

The Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for it services.

Fund	Advisory Fee Annual Rate
Broad Market Bond Fund	0.45%
Intermediate-Term Bond Fund	0.45%
Short-Term Bond Fund	0.40%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2016, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor will recoup previously waived fees / expenses in subsequent years.

	Contractual Expense Limitations
Fund	Class A	Class I
Broad Market Bond Fund	0.90%	0.55%
Intermediate-Term Bond Fund	0.88%	0.53%
Short-Term Bond Fund	0.73%	0.48%
Municipal Bond Fund	0.74%	0.49%
New York Municipal Bond Fund	0.84%	0.59%

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

55

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2015, WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares for the sale, distribution, administration, customer servicing and recordkeeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2015, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received all or a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
Broad Market Bond Fund	$ 1,863
Intermediate-Term Bond Fund	1,036
Short-Term Bond Fund	2,956
Municipal Bond Fund	15,281
New York Municipal Bond Fund	8,653

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2015, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
Broad Market Bond Fund	$ 313
Intermediate-Term Bond Fund	—
Short-Term Bond Fund	373
Municipal Bond Fund	4,990
New York Municipal Bond Fund	1,289

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2015, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Broad Market Bond Fund	$648
Intermediate-Term Bond Fund	356

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

56

NOTES TO FINANCIAL STATEMENTS (continued)

5.    INVESTMENT TRANSACTIONS

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities, and short-term securities) during the period ended October 31, 2015 were as follows:

	Investments
Fund	Purchases	Sales
Broad Market Bond Fund	$78,903,591	$75,085,029
Intermediate-Term Bond Fund	8,845,295	19,192,623
Short-Term Bond Fund	16,167,990	79,275,174
Municipal Bond Fund	61,880,517	69,240,802
New York Municipal Bond Fund	12,147,400	18,498,420

Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended October 31, 2015 were as follows:

	U.S. Government Securities
Fund	Purchases	Sales
Broad Market Bond Fund	$31,288,513	$11,253,205
Intermediate-Term Bond Fund	13,341,108	10,091,073
Short-Term Bond Fund	68,492,748	20,518,798

6.    CONCENTRATION OF RISK

Since New York Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2015, 9.3% of New York Municipal Bond Fund’s total market value of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

7.    LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.10% per annum on the daily unused portion. The LOC was in effect for the entire fiscal year and the termination date of this LOC is March 9, 2016. The Funds did not utilize the LOC during the six months ended October 31, 2015.

8.    REORGANIZATION

REORGANIZATION - FISCAL YEAR 2015

On September 18, 2014, the Board approved an Agreement and Plans of Reorganization (the “Reorganizations”) which provided for the transfer of all the assets of the Short Duration Government Bond Fund and the Maryland Municipal Bond Fund, each a series of the Trust (the “Acquired Funds”), for shares of the Short-Term Corporate Bond Fund and the Municipal Bond Fund (the “Acquiring Funds”), respectively. Shareholders approved the Reorganizations at a meeting held on January 15, 2015 and the Reorganizations closed on January 30, 2015 based on net asset values determined as of close of business on January 30, 2015. The acquisitions were accomplished through tax-free exchanges of assets and shares.

The purpose of this transaction was to combine the Funds with the same Investment Manager and with substantially similar investment objectives, policies, and restrictions. Due to the small size of the Acquired Funds and the comparatively better prospects for asset growth of the Acquiring Funds, it was believed that the shareholders’ best interest would be served by reorganizing the Acquired Funds into the Acquiring Funds.

In addition, the Short-Term Corporate Bond Fund (as one of the Acquiring Funds) experienced the following changes. First, the name of the Acquiring Fund was changed to the “Wilmington Short-Term Bond Fund”. Second, the Principal Investment Strategies of the Acquiring Fund was revised to remove the 80% limitation related to investment in corporate debt securities to allow the Fund to invest primarily in U.S. investment grade corporate and government fixed income securities.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

57

For financial reporting purposes, each of the Acquiring Funds was deemed to be the accounting survivor.

	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets
Acquiring Fund
Wilmington Short-Term Bond Fund				$ 93,759,730
Acquired Fund
Wilmington Short Duration Government Bond Fund				87,480,297
Class A shares in exchange for Class A	$ 7,021,999	745,255	694,098
Class I shares in exchange for Class I	80,458,298	8,522,359	7,950,847
				$181,240,027

	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets
Acquiring Fund
Wilmington Municipal Bond Fund				$219,313,878
Acquired Fund
Wilmington Maryland Municipal Bond Fund				88,064,168
Class A shares in exchange for Class A	$27,966,651	2,729,770	2,047,329
Class I shares in exchange for Class I	60,097,517	5,856,789	4,397,825
				$307,378,046

The net assets of the Acquired Funds included net unrealized appreciation on investments of $1,165,527 and $4,651,902 and accumulated net realized gains (losses) of $(313,681) and $435,174 for the Short Duration Government Bond Fund and Maryland Municipal Bond Fund, respectively.

The financial statements of the Funds reflect the operations of the Acquiring Funds for the period prior to the Reorganizations and the combined fund for the period subsequent to the Reorganizations. Because each of the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of each Acquired Fund that have been included in each combined Fund’s Statement of Operations since the Reorganizations were completed. For every Class A Share and Class I Share exchanged, a shareholder of Short Duration Government Bond Fund received approximately 0.93 Class A Shares and Class I Shares, respectively of Short-Term Bond Fund. For every Class A Share and Class I Share exchanged, a shareholder of Maryland Municipal Bond Fund received approximately 0.75 Class A Shares and Class I Shares, respectively of Municipal Bond Fund. Assuming the Reorganizations had been completed on May 1, 2014, the pro forma net investment income, net realized and unrealized gain/(loss) on investments and net increase in net assets from operations for the fiscal year ended April 30, 2015 would have been $2,202,814, $(545,502) and $1,657,312, for the Short Duration Government Bond Fund and $5,940,465, $3,103,054 and $9,043,519, for the Maryland Municipal Bond Fund, respectively.

9.    SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

58

BOARD RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Trust’s investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”) with its investment advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement or Agreements, including the services and support provided to the Fund and its shareholders.

On July 22, 2015, the Board, including a majority of the Independent Trustees, held a special meeting (the “July Special Meeting”) with Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Advisor”) concerning the sub-advisory agreements due for renewal between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisors (the “Sub-Advisors”). The purpose of the July Special Meeting was to allow the Advisor to provide the Board with an initial basis for recommendation of approval of the sub-advisory agreements. In preparation for the July Special Meeting, the Trustees requested and received a variety of information about the Sub-Advised Funds and their Sub-Advisors, including comparative information regarding each Sub-Advised Fund’s investment performance, descriptions of each Sub-Advisor’s operations and investment advisory services, and information concerning compensation and other benefits, compliance and regulatory matters, portfolio transactions and brokerage, and legal proceedings. A portfolio manager from the Advisor presented information regarding each Sub-Advised Fund, the Advisor, and each Sub-Advisor.

On August 31, 2015, in a telephonic session, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management (the “August Executive Session”). The primary purpose of the August Executive Session was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 16-17, 2015 (the “September Regular Meeting”).

In preparation for the August Executive Session, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

• Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups created by Morningstar, Inc. (“Morningstar”) of similar or peer group funds;

• Information from the Advisor describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2015) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar peer groups, and with a custom peer groups approved by the Board, as applicable;

• Information about each separately managed account of the Advisor (and each Sub-Advisor, where relevant) that has substantially similar investment objectives to a corresponding Fund; and

• Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2015 compared with the Fund’s Lipper peer group, and with a custom peer groups for a Fund, and current management fees and total expenses compared with the Fund’s Morningstar expense group, designed to identify Funds whose expenses and/or performance may require particularly close review.

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided by the Advisor concerning the following:

• The nature and quality of the services provided, including the activities of the Advisor with respect to the Sub-Advisors;

• The Advisor’s (and Sub-Advisors’, where relevant) cost of providing the services;

• The extent to which the Advisor (and Sub-Advisors, where relevant) realizes economies of scale as a Fund grows larger;

• The fall-out benefits to the Advisor and its advisory affiliates that can be attributed to the Advisor’s positions (and Sub-Advisors’, where relevant) with the Fund; and

• The financial stability of the Advisor and each Sub-Advisor and their parent companies, where relevant.

As part of the July Special Meeting and August Executive Session, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the September Regular Meeting.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

Board Renewal of Advisory and Sub-Advisory Agreements

59

At the September Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the July Special Meeting and August Executive Session. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor at its discretion. The Board considered the Advisor’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

The information considered by the Board with respect to specific Funds is summarized below.

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s net management fee and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-year period and below the peer group average for the three- and five-year periods ended June 30, 2015. The Board considered management’s view that during the second quarter of 2015, global and U.S. Treasury interest rates had decreased. The Board also considered that the Fund is managed conservatively, and therefore its duration is typically shorter than both the Fund’s benchmark and some of the funds in its peer group. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Intermediate-Term Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one- and five-year periods and slightly above the peer group average for the three-year period ended June 30, 2015. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Short-Term Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance slightly below the peer group average for the one- and three-year periods and below the peer group average for five-year period ended June 30, 2015. The Board considered that the Fund’s fees are within a reasonable range compared to its peers and that its performance is competitive with that of its peers. The Board also considered management’s view that during the second quarter of 2015, global and U.S. Treasury interest rates had decreased. The Board also considered that the Fund is managed conservatively, and therefore its duration is typically shorter than both the Fund’s benchmark and some of the funds in its peer group. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s net management fee rate was slightly above the Fund’s expense group median and that its net total expense ratio was slightly below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance slightly above the peer group average for the one-year period and above the peer group average for the three- and five-year periods ended June 30, 2015. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2015. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

*****

At the September Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following:

• The nature and extent of the investment advisory services to be provided to the Funds by the Advisor and each Sub-advisor (as applicable) were consistent with the terms of the Advisory Agreements; and

• The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

60

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

61

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

62

•Information or data entered into a website will be retained.

•Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

[This Page Intentionally Left Blank]

WILMINGTON FUNDS

Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square,
2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-FI-1015

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

WILMINGTON TRUST

October 31, 2015. (unaudited)

PRESIDENT'S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Equity Fund

Wilmington Large-Cap Strategy Fund

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s fiscal period May 1, 2015 through October 31, 2015. It comprises a comprehensive review of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond markets, and stock markets over the six-month reporting period.

The Economy

The economic recovery from the Great Recession entered its sixth year, even as the data continued to send confusing signals about the state of the economy’s health.

The gross domestic product (GDP) grew at a very healthy annualized rate of 3.9% in the second quarter of 2015, but slowed considerably the following quarter, posting just a 1.5% annualized growth rate.i

i https://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm

The acceleration in the second quarter’s GDP growth was rooted in higher exports, personal consumption expenditures, government spending, and nonresidential fixed investment.ii However, those supports weakened in the third quarter of 2015 as GDP growth was impacted by a downturn in private inventory investment and a deceleration in personal consumption expenditures, exports, investments, and government spending.iii

iihttp://www.bea.gov/newsreleases/national/gdp/2015/gdp2q15_2nd.htm

iiihttps://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm

The job market grew increasingly stronger as unemployment fell steadily from 5.5% to 5.0% over the May–October 2015 period.iv Wage growth had begun showing signs of life, but the most recent labor participation rate of 62.4% stood at historically low levels and had actually declined over the course of the six-year economic recovery.v

ivhttp://data.bls.gov/timeseries/LNS14000000

vhttp://data.bls.gov/timeseries/LNS11300000

U.S. companies continued to be affected by the combination of weak global economic demand and a strong U.S. dollar, which reduces the competitiveness of American products in overseas markets. Reflecting these challenges, industrial production was flat for the period, but down in four of the last six months (as of September 2015).vi

vihttp://www.federalreserve.gov/releases/g17/Current/

Commodity prices fell on fears of slowing demand from China and in the face of a sputtering global economy. The declines suffered were broad-based, as evidenced by the 15.7% decline in the Bloomberg Commodity Index.1 Especially noteworthy was oil, which continued its slide as West Texas Intermediate fell 21.8%, from $59.62 per barrel to $46.60 per barrel by October-end.vii

viihttp://www.eia.gov/dnav/pet/hist/LeafHandler.ashx?n=PET&s=RWTC&f=D

The Bond Markets

Treasury yields took a roller coaster ride, with 10-year note yields rising from 2.05% at the beginning of May to a peak of 2.50% in June as investors worried about a hike in the federal funds rate, then declining to a trough of 1.99% as investors fled to safety in reaction to the sharp declines in the world’s stock markets during August and September. As stocks rebounded in October and the prospect that the Federal Reserve (the “Fed”) would raise rates in December grew more likely, yields crept higher to settle at 2.16% at October-end.viii

viiihttp://www.treasury.gov/resource-center/data-chart-center/interest-rates/Pages/TextView.aspx?data=yieldYear&year=2015

While taxable bonds experienced only minor losses—the Barclays U.S. Aggregate Bond Index2 was down 0.10% for the six-month period—they did suffer from a drop in investor demand that led some companies to delay or reduce the size of planned issuances.

The high-yield sector was hard hit, primarily by investor worries over falling commodity prices and the ability of such energy and other commodity-related borrowers to make debt payments. Barclays U.S. Corporate High Yield Bond Index3 declined 3.40%.

PRESIDENT’S MESSAGE / October 31, 2015. (unaudited)

ii

Municipal bonds performed better as lower issuance and high levels of maturing bonds supported prices. The nonpayment by Puerto Rico on its outstanding bonds had little impact on the municipal market as the default was widely expected. For the six months ending October 2015, the Barclays Municipal Bond Index4 rose 1.68%.

For the six-month reporting period May 1, 2015 through October 31, 2015, certain Barclays indices performed as follows5:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index[6]	Barclays U.S. Mortgage-Backed Securities Index[7]	Barclays U.S. Credit Bond Index[8]	Barclays Municipal Bond Index

-0.10%	0.31%	0.57%	-1.33%	1.68%

The Stock Markets

The stock market was roiled by global economic developments and the overhang of a possible hike in the federal funds rate.

An exceptionally volatile summer began in June as an impasse between Greece and its lenders led to worries about the economic impact of a Greek bankruptcy and the prospect of Greece’s exit from the European Community. U.S. markets were not immune to these developments as stock prices retreated amid the unfolding crisis.

While the Greek debt crisis would be resolved (at least temporarily), it proved to be only the prologue to even larger concerns that would drive the markets to sustain major losses.

An unexpected currency devaluation by China in August was the catalyst that sparked significant losses in Chinese stocks and led to a global rout in stock prices. The devaluation raised fears of a weakening Chinese economy and heightened concerns about the impact a slowdown in China would have on an already-shaky global economy.

These worries culminated in a historically volatile day that began with an 8.5% drop in China’s Shanghai Composite Index. These fears reverberated westward as European markets fell sharply, with Germany’s DAX Index and U.K.’s FTSE 100 both sliding 4.7%.ix

ixhttp://www.wsj.com/articles/investors-grasp-for-answers-amid-wild-stock-rout-1440460736

The U.S. markets did not escape the carnage as the Dow Jones Industrial Average (Dow)9 closed down 3.6% after touching an intraday low of -6.6%. The Standard & Poor’s 500 index (S&P 500)10 (-3.9%) and the NASDAQ Composite Index (NASDAQ)11 (-3.8%) suffered similar declines.x

xhttp://www.wsj.com/articles/investors-grasp-for-answers-amid-wild-stock-rout-1440460736

Despite stabilizing a bit by August-end, the Dow recorded a loss of 6.36%, while the S&P 500 shed 6.03% and the NASDAQ declined 6.70% for the month.

September added to investor losses as the markets fixated on how the Fed would proceed with its goal of monetary normalization in light of wobbly global markets. When the Fed announced that it was not going to raise rates, the markets, somewhat paradoxically, fell.

The Fed had consistently preached that its move away from its zero interest rate policy would be predictable and incremental with the expressed objective of ensuring market stability. The pervasive uncertainty over when the central bank might hike rates seemed to be doing the opposite.

Intimations of further monetary stimulus in Europe, an actual rate cut in China, and a further postponement of a Fed rate hike powered markets to strong returns in October. Gains in the Dow (+8.69%), the S&P 500 (+8.44%), and the NASDAQ (+9.44%) in the month were enough to make up for the losses sustained in the previous two months.

For the six-month reporting period May 1, 2015 through October 31, 2015, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average	NASDAQ Composite Index	MSCI All Country World ex-US (Net) Index[12]

0.77%	0.27%	2.86%	-9.70%

The Trust, with assets of $11.4 billion as of October 31, 2015, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income13, stay ahead of inflation, or keep your cash working, or some combination of those goals, one or more of the Trust’s funds may provide you with the diversification, flexibility, and professional management you are seeking.14

October 31, 2015. (unaudited) / PRESIDENT’S MESSAGE

iii

We appreciate the confidence you have shown by choosing us to manage your investments. We remain committed to working hard each day to earn your continued trust.

Sincerely,

Christopher D. Randall

President

December 2, 2015

For more complete information, please download the Trust’s prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds

1.

Bloomberg Commodity Index represents a broad diversified group of commodities and relies primarily on liquidity data, along with dollar adjusted production data, in determining the relative weightings.

2.

Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

3.

Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. This index is unmanaged and investments cannot be made directly in an index.

4.

Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

5.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
6.

Barclays U.S.Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

7.

Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

8.

Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

9.

Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

10.

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

11.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
12.

MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.

13.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.
14.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE / October 31, 2015. (unaudited)

4

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON LARGE-CAP STRATEGY FUND
Actual
Class I	$1,000.00	$1,004.40	$1.26	0.25%
Hypothetical (assuming a 5% return before expense)
Class I	$1,000.00	$1,023.88	$1.27	0.25%

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

5

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Strategy Fund

At October 31, 2015., the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets

Common Stocks
Information Technology	26.0%
Health Care	23.1%
Financials	20.7%
Consumer Discretionary	12.6%
Industrials	9.0%
Energy	6.0%
Telecommunication Services	1.5%
Investment Companies	0.8%
Rights	0.0%[3]
Warrants	0.0%[3]
Cash Equivalents[1]	1.3%
Other Assets and Liabilities – Net[2]	(1.0)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2015. (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 98.9%

CONSUMER DISCRETIONARY – 12.6%

AUTO COMPONENTS – 0.4%

BorgWarner, Inc.	4,480	$191,834

Delphi Automotive PLC	8,900	740,391

Gentex Corp.	4,680	76,705

Goodyear Tire & Rubber Co. (The)	7,300	239,732

Johnson Controls, Inc.	18,730	846,221

Lear Corp.	2,500	312,650

Visteon Corp.*	1,500	163,605

		$2,571,138

AUTOMOBILES – 0.6%

Ford Motor Co.	128,700	1,906,047

General Motors Co.	46,300	1,616,333

Harley-Davidson, Inc.	6,370	314,996

Tesla Motors, Inc.#,*	2,500	517,325

Thor Industries, Inc.	1,380	74,630

		$4,429,331

Description	Number of Shares	Value

DISTRIBUTORS – 0.1%

Genuine Parts Co.	4,620	$419,311

LKQ Corp.*	7,580	224,444

		$643,755

DIVERSIFIED CONSUMER SERVICES – 0.1%

Graham Holdings Co., Class B	140	77,346

H&R Block, Inc.	6,660	248,152

Service Corp. International	4,170	117,844

ServiceMaster Global Holdings, Inc.*	2,280	81,282

		$524,624

HOTELS, RESTAURANTS & LEISURE – 2.0%

Aramark	3,700	112,295

Brinker International, Inc.	520	23,665

Carnival Corp.	12,520	677,082

Chipotle Mexican Grill, Inc.*	850	544,195

Choice Hotels International, Inc.	3,060	160,069

Darden Restaurants, Inc.	4,340	268,603

Domino’s Pizza, Inc.	2,200	234,674

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

6	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Dunkin’ Brands Group, Inc.	3,900	$161,499

Extended Stay America, Inc.	40,200	771,840

Hilton Worldwide Holdings, Inc.	15,860	396,341

Hyatt Hotels Corp., Class A#,*	2,800	141,120

International Game Technology#	1,273	20,648

Las Vegas Sands Corp.	9,620	476,286

Marriott International, Inc., Class A	7,772	596,734

McDonald’s Corp.	28,099	3,154,113

MGM Resorts International*	12,410	287,788

Norwegian Cruise Line Holdings*	3,460	220,125

Panera Bread Co., Class A*	845	149,878

Restaurant Brands International LP	47	1,864

Royal Caribbean Cruises Ltd.	5,180	509,453

Six Flags Entertainment Corp.	3,100	161,324

Starbucks Corp.	42,440	2,655,471

Starwood Hotels & Resorts Worldwide, Inc.	4,930	393,759

Wendy’s Co. (The)	18,700	171,292

Wyndham Worldwide Corp.	3,360	273,336

Wynn Resorts Ltd.	2,200	153,890

Yum! Brands, Inc.	11,150	790,647

		$13,507,991

HOUSEHOLD DURABLES – 0.5%

DR Horton, Inc.	11,370	334,733

Garmin Ltd.	1,690	59,944

Harman International Industries, Inc.	1,920	211,123

Jarden Corp.*	6,910	309,568

Leggett & Platt, Inc.	3,670	165,260

Lennar Corp., Class A	6,110	305,928

Mohawk Industries, Inc.*	1,900	371,450

Newell Rubbermaid, Inc.	7,820	331,803

NVR, Inc.*	130	212,909

PulteGroup, Inc.	13,840	253,687

Tempur Sealy International, Inc.*	2,500	194,600

Toll Brothers, Inc.*	6,050	217,618

Tupperware Brands Corp.	4,000	235,480

Whirlpool Corp.	2,350	376,329

		$3,580,432

INTERNET & CATALOG RETAIL – 1.8%

Amazon.com, Inc.*	11,610	7,266,699

Expedia, Inc.	3,120	425,256

HomeAway, Inc.*	5,000	157,800

Liberty Interactive Corp., Class A*	11,650	318,860

Liberty Ventures*	7,902	344,290

Netflix, Inc.*	12,000	1,300,560

Priceline.com, Inc. (The)*	1,530	2,224,987

TripAdvisor, Inc.*	2,000	167,560

		$12,206,012

Description	Number of Shares	Value

LEISURE EQUIPMENT & PRODUCTS – 0.2%

Brunswick Corp.	4,240	$228,154

Hasbro, Inc.	3,490	268,137

Mattel, Inc.	8,350	205,243

Polaris Industries, Inc.	2,000	224,680

Vista Outdoor, Inc.*	3,840	171,725

		$1,097,939

MEDIA – 3.1%

AMC Networks, Inc., Class A*	1,685	124,505

Cable One, Inc.*	140	60,682

Cablevision Systems Corp., Class A	6,540	213,139

CBS Corp., Non-Voting	9,930	461,944

Charter Communications, Inc., Class A#,*	2,100	400,974

Cinemark Holdings, Inc.	4,500	159,480

Comcast Corp., Class A	59,100	3,700,842

Comcast Corp., Special Class A	12,500	783,875

Discovery Communications, Inc., Class A#,*	10,780	317,363

Discovery Communications, Inc., Class C*	4,700	129,344

DISH Network Corp., Class A*	5,980	376,561

Gannett Co., Inc.	1,645	26,024

Interpublic Group of Cos., Inc. (The)	12,820	293,963

John Wiley & Sons, Inc., Class A	2,100	109,893

King Digital Entertainment PLC#	6,000	89,760

Liberty Broadband Corp., Class A*	235	12,822

Liberty Broadband Corp., Class C*	471	25,326

Liberty Media Corp., Class A*	843	34,361

Liberty Media Corp., Class C*	9,586	375,292

Lions Gate Entertainment Corp.#	2,060	80,278

Live Nation Entertainment, Inc.*	1,620	44,194

Madison Square Garden Co., Class A (The)*	729	130,126

Morningstar, Inc.	1,100	90,321

MSG Networks, Inc., Class A*	2,187	44,877

News Corp., Class A	11,157	171,818

News Corp., Class B	8,600	133,128

Omnicom Group, Inc.	7,090	531,183

Regal Entertainment Group, Class A	770	14,923

Scripps Networks Interactive, Inc., Class A	80	4,806

Sirius XM Holdings, Inc.*	63,640	259,651

Starz, Class A*	3,243	108,673

Tegna, Inc.	3,190	86,258

Thomson Reuters Corp.	10,300	422,506

Time Warner Cable, Inc.	8,624	1,633,386

Time Warner, Inc.	22,816	1,718,957

Twenty-First Century Fox, Inc.	41,330	1,268,418

Twenty-First Century Fox, Inc., Class B	14,380	444,054

Viacom, Inc., Class A	2,200	112,926

Viacom, Inc., Class B	6,300	310,653

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Walt Disney Co. (The)	49,846	$5,669,484

		$20,976,770

MULTILINE RETAIL – 0.6%

Dillard’s, Inc., Class A	1,400	125,272

Dollar General Corp.	9,100	616,707

Dollar Tree, Inc.*	6,962	455,941

JC Penney Co., Inc.#,*	11,030	101,145

Kohl’s Corp.	2,410	111,149

Macy’s, Inc.	11,880	605,642

Nordstrom, Inc.	3,780	246,494

Sears Holdings Corp.#,*	70	1,636

Target Corp.	19,960	1,540,513

		$3,804,499

SPECIALTY RETAIL – 2.3%

Aaron’s, Inc.	1,300	32,071

Advance Auto Parts, Inc.	2,150	426,624

AutoNation, Inc.*	3,080	194,625

AutoZone, Inc.*	960	753,034

Bed, Bath & Beyond, Inc.*	3,110	185,449

Best Buy Co., Inc.	8,980	314,569

Cabela’s, Inc.*	900	35,253

CarMax, Inc.*	6,500	383,565

CST Brands, Inc.	1,718	61,728

Dick’s Sporting Goods, Inc.	780	34,749

DSW, Inc., Class A	1,900	47,386

Foot Locker, Inc.	3,110	210,702

GameStop Corp., Class A#	2,820	129,917

GNC Holdings, Inc., Class A	3,800	113,050

Home Depot, Inc. (The)	36,800	4,549,952

L Brands, Inc.	7,510	720,810

Lowe’s Cos., Inc.	27,400	2,022,942

Michaels Cos, Inc. (The)*	1,700	39,746

Murphy USA, Inc.*	1,387	85,120

Office Depot, Inc.*	12,960	98,755

O’Reilly Automotive, Inc.*	3,100	856,406

Penske Automotive Group, Inc.#	600	29,304

Ross Stores, Inc.	10,940	553,345

Signet Jewelers Ltd.	2,520	380,369

Staples, Inc.	29,210	379,438

Tiffany & Co.	3,550	292,662

TJX Cos., Inc. (The)	18,740	1,371,581

Tractor Supply Co.	3,700	341,843

Ulta Salon Cosmetics & Fragrance, Inc.*	2,000	347,920

Urban Outfitters, Inc.*	6,360	181,896

Williams-Sonoma, Inc.	3,240	238,950

		$15,413,761

Description	Number of Shares	Value

TEXTILES, APPAREL & LUXURY GOODS – 0.9%

Carter’s, Inc.	1,400	$127,232

Coach, Inc.	8,010	249,912

Fossil Group, Inc.#,*	2,200	119,702

Hanesbrands, Inc.	15,100	482,294

Lululemon Athletica, Inc.*	2,700	132,759

Michael Kors Holdings Ltd.*	11,800	455,952

NIKE, Inc. Class B	19,820	2,597,015

PVH Corp.	2,480	225,556

Ralph Lauren Corp.	2,600	288,002

Skechers U.S.A., Inc., Class A*	3,300	102,960

Under Armour, Inc., Class A#,*	5,900	560,972

VF Corp.	8,900	600,928

		$5,943,284

TOTAL CONSUMER DISCRETIONARY		$84,699,536

ENERGY – 6.0%

ENERGY EQUIPMENT & SERVICES – 1.0%

Baker Hughes, Inc.	10,600	558,408

Cameron International Corp.*	3,960	269,320

Dril-Quip, Inc.*	660	40,630

Ensco PLC, Class A	13,900	231,157

FMC Technologies, Inc.*	2,660	89,988

Halliburton Co.	22,390	859,328

Helmerich & Payne, Inc.#	460	25,884

Nabors Industries Ltd.	18,030	181,021

National Oilwell Varco, Inc.	16,055	604,310

Noble Corp. PLC#	8,300	111,801

Oceaneering International, Inc.	5,780	242,876

Patterson-UTI Energy, Inc.	6,900	102,741

Rowan Cos. PLC, Class A	340	6,691

RPC, Inc.#	15,250	168,207

Schlumberger Ltd.	34,444	2,692,143

Seadrill Ltd.#	25,500	164,985

Superior Energy Services, Inc.	11,100	157,176

Weatherford International PLC*	38,700	396,288

		$6,902,954

OIL & GAS FIELD SERVICES – 0.1%

Columbia Pipeline Group, Inc.	25,800	535,866

OIL, GAS & CONSUMABLE FUELS – 4.9%

Anadarko Petroleum Corp.	10,650	712,272

Antero Resources Corp.#,*	4,400	103,708

Apache Corp.	9,940	468,472

Cabot Oil & Gas Corp.	7,800	169,338

California Resources Corp.	11,180	45,167

Cheniere Energy, Inc.*	7,480	370,410

Chesapeake Energy Corp.#	9,400	67,022

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

8	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Chevron Corp.	56,020	$5,091,098

Cimarex Energy Co.	2,250	265,635

Cobalt International Energy, Inc.*	17,900	137,293

Concho Resources, Inc.*	2,360	273,548

ConocoPhillips	31,260	1,667,721

Continental Resources, Inc.*	3,820	129,536

CVR Energy, Inc.#	100	4,446

Denbury Resources, Inc.#	25,900	91,686

Devon Energy Corp.	7,080	296,864

Diamondback Energy, Inc.*	2,200	162,448

Energen Corp.	1,530	88,969

EOG Resources, Inc.	13,480	1,157,258

EP Energy Corp., Class A#,*	500	2,755

EQT Corp.	2,230	147,336

Exxon Mobil Corp.	122,543	10,139,208

Golar LNG Ltd.	14,400	417,744

Gulfport Energy Corp.*	5,000	152,350

Hess Corp.	6,690	376,045

HollyFrontier Corp.	4,340	212,530

Kinder Morgan, Inc.	50,005	1,367,637

Kosmos Energy Ltd.*	39,800	271,436

Marathon Oil Corp.	23,230	426,967

Marathon Petroleum Corp.	16,030	830,354

Newfield Exploration Co.*	2,310	92,839

Noble Energy, Inc.	9,320	334,029

Occidental Petroleum Corp.	19,600	1,460,984

ONEOK, Inc.	2,860	97,011

PBF Energy, Inc., Class A	3,000	102,000

Phillips 66	12,090	1,076,614

Pioneer Natural Resources Co.	3,500	479,990

Range Resources Corp.#	6,830	207,905

Rice Energy, Inc.*	800	12,208

SM Energy Co.#	5,450	181,757

Southwestern Energy Co.*	13,800	152,352

Spectra Energy Corp.	12,800	365,696

Teekay Corp.	5,820	186,997

Tesoro Corp.	3,540	378,532

Valero Energy Corp.	12,770	841,798

Whiting Petroleum Corp.*	9,200	158,516

Williams Cos., Inc. (The)	20,770	819,169

World Fuel Services Corp.	2,100	93,366

WPX Energy, Inc.*	3,817	26,185

		$32,715,201

TOTAL ENERGY		$40,154,021

FINANCIALS – 20.7%

CAPITAL MARKETS – 2.6%

Affiliated Managers Group, Inc.*	2,270	409,190

Description	Number of Shares	Value

Ameriprise Financial, Inc.	7,440	$858,278

Artisan Partners Asset Management, Inc., Class A	4,100	156,825

Bank of New York Mellon Corp. (The)	45,270	1,885,495

BlackRock, Inc.	5,360	1,886,559

Charles Schwab Corp. (The)	37,650	1,149,078

E*TRADE Financial Corp.*	12,100	344,971

Eaton Vance Corp.	4,970	179,467

Federated Investors, Inc., Class B	4,970	152,728

Franklin Resources, Inc.	21,820	889,383

Goldman Sachs Group, Inc. (The)	16,690	3,129,375

Interactive Brokers Group, Inc., Class A	5,400	222,156

Invesco Ltd.	18,570	615,967

Lazard Ltd., Class A	3,850	178,332

Legg Mason, Inc.	3,710	166,022

LPL Financial Holdings, Inc.#	3,600	153,360

Morgan Stanley	53,296	1,757,169

Northern Trust Corp.	8,980	632,102

Raymond James Financial, Inc.	4,510	248,546

SEI Investments Co.	4,440	230,081

State Street Corp.	15,820	1,091,580

T. Rowe Price Group, Inc.	11,080	837,870

TD Ameritrade Holding Corp.	10,550	363,658

Waddell & Reed Financial, Inc., Class A	2,740	101,216

		$17,639,408

COMMERCIAL BANKS – 6.6%

Associated Banc-Corp.	11,985	231,790

Bank of America Corp.	401,950	6,744,721

Bank of Hawaii Corp.	2,470	161,736

BankUnited, Inc.	2,700	100,386

BB&T Corp.	31,490	1,169,853

BOK Financial Corp.	2,020	135,704

CIT Group, Inc.	5,800	249,400

Citigroup, Inc.	117,082	6,225,250

Citizens Financial Group, Inc.	6,600	160,380

City National Corp.	2,540	227,584

Comerica, Inc.	8,630	374,542

Commerce Bancshares, Inc.	5,088	231,758

Cullen/Frost Bankers, Inc.	1,440	98,554

East West Bancorp, Inc.	6,200	250,418

Fifth Third Bancorp	32,900	626,745

First Horizon National Corp.	6,384	90,525

First Niagara Financial Group, Inc.	14,150	146,452

First Republic Bank	5,000	326,550

Huntington Bancshares, Inc.	29,141	319,677

JPMorgan Chase & Co.	142,320	9,144,060

KeyCorp	34,370	426,875

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

M&T Bank Corp.§	1,610	$192,958

PacWest Bancorp.	3,339	150,389

PNC Financial Services Group, Inc. (The)	20,660	1,864,772

Popular, Inc.	3,900	115,323

Regions Financial Corp.	56,556	528,799

Signature Bank*	2,100	312,732

SunTrust Banks, Inc.	19,580	812,962

SVB Financial Group*	500	61,035

Synovus Financial Corp.	3,394	107,352

TCF Financial Corp.	8,210	126,352

U.S. Bancorp	63,420	2,675,056

Wells Fargo & Co.	178,625	9,670,758

Zions Bancorporation	7,890	226,995

		$44,288,443

CONSUMER FINANCE – 0.9%

Ally Financial, Inc.*	22,400	446,208

American Express Co.	32,940	2,413,184

Capital One Financial Corp.	22,100	1,743,690

Credit Acceptance Corp.#,*	700	132,363

Discover Financial Services	17,180	965,860

Lendingclub Corp.*	3,020	42,824

Navient Corp.	5,360	70,698

Santander Consumer USA Holdings, Inc.*	3,700	66,637

SLM Corp.*	5,360	37,842

Springleaf Holdings, Inc.*	1,900	89,129

Synchrony Financial#,*	5,000	153,800

		$6,162,235

DIVERSIFIED FINANCIAL SERVICES – 2.3%

Berkshire Hathaway, Inc., Class B*	73,846	10,044,533

CBOE Holdings, Inc.	3,000	201,120

CME Group, Inc.	12,300	1,161,981

Intercontinental Exchange, Inc.	3,918	988,903

Leucadia National Corp.	15,010	300,350

McGraw Hill Financial, Inc.	11,640	1,078,330

Moody’s Corp.	8,140	782,742

MSCI, Inc.	5,120	343,040

Nasdaq, Inc.	4,530	262,242

Voya Financial, Inc.	9,100	369,187

		$15,532,428

INSURANCE – 3.7%

ACE Ltd.	11,600	1,317,064

Aflac, Inc.	17,350	1,106,062

Alleghany Corp.*	556	275,926

Allied World Assurance Co. Holdings AG	5,490	199,616

Allstate Corp. (The)	18,380	1,137,354

American Financial Group, Inc.	1,600	115,504

American International Group, Inc.	51,330	3,236,870

Description	Number of Shares	Value

American National Insurance Co.	600	$61,968

Amtrust Financial Services, Inc.	1,600	109,152

Aon PLC	10,100	942,431

Arch Capital Group Ltd.#,*	4,440	332,512

Arthur J Gallagher & Co.	6,580	287,743

Aspen Insurance Holdings Ltd.	190	9,236

Assurant, Inc.	3,230	263,342

Assured Guaranty Ltd.	6,200	170,128

Axis Capital Holdings Ltd.	3,280	177,120

Brown & Brown, Inc.	5,570	179,744

Chubb Corp. (The)	9,050	1,170,617

Cincinnati Financial Corp.	7,406	446,063

CNA Financial Corp.	1,050	38,388

Endurance Specialty Holdings Ltd.	2,000	126,260

Erie Indemnity Co., Class A	670	58,598

Everest Re Group Ltd.	1,170	208,225

FNF Group	8,941	315,438

Hanover Insurance Group, Inc. (The)	1,100	92,675

Hartford Financial Services Group, Inc. (The)	16,490	762,827

Lincoln National Corp.	10,770	576,303

Loews Corp.	15,450	563,307

Markel Corp.*	580	503,440

Marsh & McLennan Cos., Inc.	19,340	1,078,012

Mercury General Corp.	2,370	128,004

MetLife, Inc.	36,901	1,859,072

Old Republic International Corp.	13,500	243,540

PartnerRe Ltd.	1,770	246,030

Principal Financial Group, Inc.	13,590	681,674

ProAssurance Corp.	3,000	158,880

Progressive Corp. (The)	21,780	721,571

Prudential Financial, Inc.	18,430	1,520,475

Reinsurance Group of America, Inc.	1,690	152,506

RenaissanceRe Holdings Ltd.	1,120	122,786

StanCorp Financial Group, Inc.	1,340	153,725

Torchmark Corp.	4,195	243,352

Travelers Cos., Inc. (The)	11,380	1,284,688

Unum Group	13,310	461,191

Validus Holdings Ltd.	170	7,531

White Mountains Insurance Group Ltd.	160	126,400

WR Berkley Corp.	3,580	199,871

XL Group PLC	9,820	373,946

		$24,547,167

REAL ESTATE INVESTMENT TRUSTS – 4.3%

Alexandria Real Estate Equities, Inc.	1,640	147,174

American Campus Communities, Inc.	4,700	190,679

American Capital Agency Corp.	15,980	284,923

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

American Homes 4 Rent, Class A	5,700	$94,050

American Tower Corp.	14,860	1,519,138

Annaly Capital Management, Inc.	28,180	280,391

Apartment Investment & Management Co.,

Class A	3,970	155,584

Apple Hospitality REIT, Inc.	9,800	193,256

AvalonBay Communities, Inc.	5,122	895,479

BioMed Realty Trust, Inc.	11,460	268,279

Boston Properties, Inc.	7,150	899,827

Brandywine Realty Trust	11,730	158,355

Brixmor Property Group, Inc.	3,700	94,794

Camden Property Trust	2,670	197,019

Care Capital Properties, Inc.	2,846	93,776

CBL & Associates Properties, Inc.	5,600	81,648

Chimera Investment Corp.	11,740	165,299

Columbia Property Trust, Inc.	3,700	91,908

Corporate Office Properties Trust	7,400	170,200

Corrections Corp. of America	5,967	170,059

Crown Castle International Corp.	16,140	1,379,324

DDR Corp.	9,900	166,320

Digital Realty Trust, Inc.	3,760	278,090

Douglas Emmett, Inc.	4,410	134,725

Duke Realty Corp.	12,010	248,607

Empire State Realty Trust, Inc.	1,600	28,512

Equinix, Inc.	2,534	751,787

Equity Commonwealth*	7,242	207,918

Equity Lifestyle Properties, Inc.	3,400	205,632

Equity Residential	14,350	1,109,542

Essex Property Trust, Inc.	2,073	456,972

Extra Space Storage, Inc.	3,300	261,492

Federal Realty Investment Trust	1,970	282,675

Gaming and Leisure Properties, Inc.	2,904	84,710

General Growth Properties, Inc.	20,343	588,930

HCP, Inc.	17,930	666,996

Healthcare Trust of America, Inc.	1,600	42,096

Hospitality Properties Trust	4,050	108,702

Host Hotels & Resorts, Inc.	31,340	543,122

Iron Mountain, Inc.	9,553	292,704

Kilroy Realty Corp.	2,000	131,680

Kimco Realty Corp.	15,180	406,369

Lamar Advertising Co., Class A	2,400	135,432

Liberty Property Trust	4,040	137,441

Macerich Co. (The)	6,410	543,183

MFA Financial, Inc.	21,800	150,856

Mid-America Apartment Communities, Inc.	3,200	272,608

National Retail Properties, Inc.	2,500	95,000

NorthStar Realty Finance Corp.	8,600	103,286

Description	Number of Shares	Value

Omega Healthcare Investors, Inc.	8,200	$283,064

Outfront Media, Inc.	3,800	89,718

Paramount Group, Inc.	2,100	37,317

Piedmont Office Realty Trust, Inc., Class A	8,300	160,854

Plum Creek Timber Co., Inc.	6,770	275,810

Post Properties, Inc.	4,200	250,908

Prologis, Inc.	22,990	982,363

Public Storage	5,160	1,184,014

Rayonier, Inc.	8,615	195,130

Realty Income Corp.#	8,110	401,121

Regency Centers Corp.	2,060	139,998

Retail Properties of America, Inc.	14,200	212,574

Senior Housing Properties Trust	21,700	329,623

Simon Property Group, Inc.	11,493	2,315,380

SL Green Realty Corp.	3,290	390,260

Spirit Realty Capital, Inc.	13,000	132,340

Starwood Property Trust, Inc.	10,320	207,329

Tanger Factory Outlet Centers, Inc.	3,100	108,345

Taubman Centers, Inc.	3,330	256,343

Two Harbors Investment Corp.	18,500	156,510

UDR, Inc.	8,580	295,667

Ventas, Inc.	13,586	729,840

VEREIT, Inc.	34,500	284,970

Vornado Realty Trust	7,873	791,630

Weingarten Realty Investors	3,560	127,306

Welltower, Inc.	14,620	948,399

Weyerhaeuser Co.	27,610	809,801

WP Carey, Inc.	3,400	215,458

WP GLIMCHER, Inc.	16,176	187,965

		$28,466,586

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

CBRE Group, Inc., Class A*	11,310	421,637

Forest City Enterprises, Inc., Class A*	11,900	262,990

Howard Hughes Corp. (The)*	1,458	180,180

Jones Lang LaSalle, Inc.	450	75,019

Realogy Holdings Corp.*	5,400	211,140

		$1,150,966

THRIFTS & MORTGAGE FINANCE – 0.1%

New York Community Bancorp, Inc.#	16,240	268,285

People’s United Financial, Inc.	16,800	267,960

TFS Financial Corp.	750	13,170

		$549,415

TOTAL FINANCIALS		$138,336,648

HEALTH CARE – 23.1%

BIOTECHNOLOGY – 5.2%

Agios Pharmaceuticals, Inc.#,*	1,700	123,862

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Alexion Pharmaceuticals, Inc.*	11,490	$2,022,240

Alkermes PLC*	9,000	647,280

Alnylam Pharmaceuticals, Inc.*	2,400	206,280

Amgen, Inc.	39,664	6,274,052

Baxalta, Inc.	27,400	944,204

Biogen, Inc.*	12,300	3,573,273

BioMarin Pharmaceutical, Inc.*	8,900	1,041,656

Bluebird Bio, Inc.*	1,600	123,408

Celgene Corp.*	41,366	5,076,022

Gilead Sciences, Inc.	76,744	8,298,329

Incyte Corp.*	8,060	947,292

Intercept Pharmaceuticals, Inc.#,*	800	125,760

Intrexon Corp.#,*	1,860	62,496

Isis Pharmaceuticals, Inc.*	6,000	288,900

Juno Therapeutics, Inc.#,*	1,900	98,344

Medivation, Inc.*	8,100	340,686

Opko Health, Inc.*	14,300	135,135

Puma Biotechnology, Inc.#,*	420	34,616

Regeneron Pharmaceuticals, Inc.*	4,000	2,229,560

Seattle Genetics, Inc.*	6,700	277,983

United Therapeutics Corp.*	2,440	357,777

Vertex Pharmaceuticals, Inc.*	12,543	1,564,614

		$34,793,769

HEALTH CARE EQUIPMENT & SUPPLIES – 3.4%

Abbott Laboratories	77,609	3,476,883

Alere, Inc.*	5,450	251,354

Align Technology, Inc.*	4,160	272,314

Baxter International, Inc.	27,830	1,040,564

Becton Dickinson & Co.	10,180	1,450,854

Boston Scientific Corp.*	70,800	1,294,224

Cooper Cos., Inc. (The)	1,850	281,866

CR Bard, Inc.	3,580	667,133

DENTSPLY International, Inc.	8,970	545,824

DexCom, Inc.*	3,740	311,617

Edwards Lifesciences Corp.*	5,686	893,555

Hill-Rom Holdings, Inc.	2,260	119,079

Hologic, Inc.*	11,440	444,558

IDEXX Laboratories, Inc.*	5,780	396,624

Intuitive Surgical, Inc.*	1,800	893,880

Medtronic PLC	70,226	5,191,106

ResMed, Inc.	8,120	467,793

Sirona Dental Systems, Inc.*	3,100	338,303

St. Jude Medical, Inc.	14,670	936,093

Stryker Corp.	18,900	1,807,218

Teleflex, Inc.	2,060	273,980

Description	Number of Shares	Value

Varian Medical Systems, Inc.*	6,350	$498,665

Zimmer Biomet Holdings, Inc.	9,310	973,547

		$22,827,034

HEALTH CARE PROVIDERS & SERVICES – 4.2%

Acadia Healthcare Co., Inc.*	1,120	68,779

Aetna, Inc.	18,231	2,092,554

AmerisourceBergen Corp.	12,970	1,251,735

Anthem, Inc.	14,210	1,977,321

Brookdale Senior Living, Inc.*	3,970	83,013

Cardinal Health, Inc.	18,920	1,555,224

Centene Corp.*	5,300	315,244

Cigna Corp.	12,430	1,666,117

Community Health Systems, Inc.*	3,446	96,626

DaVita HealthCare Partners, Inc.*	9,588	743,166

Envision Healthcare Holdings, Inc.*	8,300	234,060

Express Scripts Holding Co.*	35,362	3,054,570

HCA Holdings, Inc.*	14,500	997,455

Health Net, Inc.*	5,420	348,289

Henry Schein, Inc.*	6,360	964,876

Humana, Inc.	7,830	1,398,673

Laboratory Corp. of America Holdings*	5,057	620,696

LifePoint Hospitals, Inc.*	3,330	229,370

McKesson Corp.	12,300	2,199,240

MEDNAX, Inc.*	6,440	453,827

Patterson Cos., Inc.	7,370	349,338

Premier, Inc., Class A*	3,200	108,192

Quest Diagnostics, Inc.	10,150	689,692

Tenet Healthcare Corp.*	2,425	76,072

UnitedHealth Group, Inc.	49,620	5,844,244

Universal Health Services, Inc., Class B	4,880	595,799

VCA, Inc.*	4,270	233,868

		$28,248,040

HEALTH CARE TECHNOLOGY – 0.3%

Allscripts Healthcare Solutions, Inc.*	8,100	113,886

athenahealth, Inc.*	2,300	350,635

Cerner Corp.*	16,540	1,096,437

IMS Health Holdings, Inc.*	10,200	277,644

Inovalon Holdings, Inc., Class A#,*	1,300	29,965

Veeva Systems, Inc., Class A*	4,720	119,746

		$1,988,313

LIFE SCIENCES TOOLS & SERVICES – 1.1%

Agilent Technologies, Inc.	14,690	554,694

Bio-Rad Laboratories, Inc., Class A*	890	124,137

Bio-Techne Corp.	1,400	123,480

Bruker Corp.*	7,400	135,938

Charles River Laboratories International,

Inc.*	2,920	190,501

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

12	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Illumina, Inc.*	7,440	$1,066,003

Mettler-Toledo International, Inc.*	1,820	566,002

PerkinElmer, Inc.	7,070	365,095

QIAGEN N.V.*	14,720	355,782

Quintiles Transnational Holdings, Inc.*	5,780	367,897

Thermo Fisher Scientific, Inc.	22,420	2,932,088

VWR Corp.*	1,100	30,261

Waters Corp.*	5,010	640,278

		$7,452,156

PHARMACEUTICALS – 8.9%

AbbVie, Inc.	86,478	5,149,765

Akorn, Inc.*	2,060	55,084

Allergan PLC*	19,185	5,917,997

Bristol-Myers Squibb Co.	86,660	5,715,227

Eli Lilly & Co.	50,430	4,113,575

Endo International PLC*	9,270	556,107

Jazz Pharmaceuticals PLC*	2,700	370,656

Johnson & Johnson	146,100	14,760,483

Mallinckrodt PLC*	3,910	256,770

Merck & Co., Inc.	150,866	8,246,336

Mylan NV*	22,130	975,712

Perrigo Co. PLC	6,540	1,031,620

Pfizer, Inc.	321,403	10,869,849

Zoetis, Inc.	29,581	1,272,279

		$59,291,460

TOTAL HEALTH CARE		$154,600,772

INDUSTRIALS – 9.0%

AEROSPACE & DEFENSE – 2.2%

B/E Aerospace, Inc.	3,800	178,410

Boeing Co. (The)	18,390	2,723,007

BWX Technologies, Inc.	2,940	83,202

General Dynamics Corp.	6,930	1,029,659

Hexcel Corp.	3,600	166,752

Honeywell International, Inc.	20,570	2,124,470

Huntington Ingalls Industries, Inc.	1,645	197,301

L-3 Communications Holdings, Inc.	2,010	254,064

Lockheed Martin Corp.	6,850	1,505,835

Northrop Grumman Corp.	5,770	1,083,317

Orbital ATK, Inc.	2,120	181,514

Precision Castparts Corp.	3,390	782,446

Raytheon Co.	8,620	1,011,988

Rockwell Collins, Inc.	2,870	248,886

Spirit Aerosystems Holdings, Inc., Class A*	4,540	239,440

Textron, Inc.	7,270	306,576

TransDigm Group, Inc.*	1,490	327,576

Description	Number of Shares	Value

United Technologies Corp.	23,500	$2,312,635

		$14,757,078

AIR FREIGHT & LOGISTICS – 0.5%

C.H. Robinson Worldwide, Inc.	2,984	207,030

Expeditors International of Washington, Inc.	7,280	362,471

FedEx Corp.	7,760	1,210,948

United Parcel Service, Inc. Class B	17,530	1,805,941

		$3,586,390

AIRLINES – 0.6%

Alaska Air Group, Inc.	4,400	335,500

American Airlines Group, Inc.	18,400	850,448

Delta Air Lines, Inc.	21,440	1,090,010

JetBlue Airways Corp.*	8,700	216,108

Southwest Airlines Co.	18,630	862,383

United Continental Holdings, Inc.*	9,233	556,842

		$3,911,291

BUILDING PRODUCTS – 0.2%

Allegion PLC	2,233	145,525

Armstrong World Industries, Inc.*	620	30,764

Fortune Brands Home & Security, Inc.	4,760	249,091

Lennox International, Inc.	1,490	197,887

Masco Corp.	10,930	316,970

Owens Corning	3,690	168,006

Smith (A.O.) Corp.	2,500	192,050

USG Corp.*	2,660	62,696

		$1,362,989

COMMERCIAL SERVICES & SUPPLIES – 0.4%

ADT Corp. (The)#	4,800	158,592

Cintas Corp.	3,520	327,677

Clean Harbors, Inc.*	1,300	60,437

Covanta Holding Corp.	4,900	82,124

KAR Auction Services, Inc.	4,100	157,440

Pitney Bowes, Inc.	5,600	115,640

Republic Services, Inc.	5,840	255,442

Rollins, Inc.	4,000	107,280

RR Donnelley & Sons Co.	3,270	55,165

Stericycle, Inc.*	1,652	200,503

Tyco International PLC	4,320	157,421

Waste Connections, Inc.	5,695	310,264

Waste Management, Inc.	12,240	658,022

		$2,646,007

CONSTRUCTION & ENGINEERING – 0.2%

AECOM*	5,991	176,555

Chicago Bridge & Iron Co. NV#	2,982	133,802

Fluor Corp.	5,250	251,002

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Jacobs Engineering Group, Inc.*	5,350	$214,749

Quanta Services, Inc.*	11,210	225,433

Topbuild Corp.*	1,736	48,834

		$1,050,375

ELECTRICAL EQUIPMENT – 0.4%

Acuity Brands, Inc.	1,300	284,180

AMETEK, Inc.	5,660	310,281

Babcock & Wilcox Enterprises, Inc.*	1,470	24,961

Eaton Corp. PLC	9,528	532,710

Emerson Electric Co.	14,690	693,809

Hubbell, Inc., Class B	3,490	338,006

Regal-Beloit Corp.	600	38,274

Rockwell Automation, Inc.	3,620	395,159

SolarCity Corp.#,*	820	24,313

		$2,641,693

INDUSTRIAL CONGLOMERATES – 1.9%

3M Co.	18,210	2,862,794

Carlisle Cos., Inc.	1,290	112,230

Danaher Corp.	13,280	1,239,157

General Electric Co.	282,320	8,164,694

Roper Technologies, Inc.	3,000	559,050

		$12,937,925

MACHINERY – 1.4%

AGCO Corp.#	4,060	196,463

Allison Transmission Holdings, Inc.	4,800	137,760

Caterpillar, Inc.	19,400	1,416,006

Crane Co.	4,000	210,560

Cummins, Inc.	4,380	453,374

Deere & Co.	9,990	779,220

Donaldson Co., Inc.	6,260	189,052

Dover Corp.	4,160	268,029

Flowserve Corp.	3,000	139,080

Graco, Inc.	2,140	157,076

IDEX Corp.	2,120	162,731

Illinois Tool Works, Inc.	10,100	928,594

Ingersoll-Rand PLC	7,000	414,820

ITT Corp.	2,535	100,335

Kennametal, Inc.	3,950	111,074

Lincoln Electric Holdings, Inc.	2,600	155,506

Manitowoc Co., Inc. (The)#	3,910	59,823

Middleby Corp. (The)*	1,600	187,104

Nordson Corp.	2,000	142,480

Oshkosh Corp.	1,790	73,551

PACCAR, Inc.	8,390	441,733

Parker Hannifin Corp.#	2,960	309,912

Pentair PLC	5,166	288,883

Description	Number of Shares	Value

Snap-On, Inc.	1,280	$212,339

SPX Corp.	330	4,042

Spx Flow, Inc.*	1,230	41,697

Stanley Black & Decker, Inc.	3,720	394,246

Terex Corp.	3,730	74,824

Timken Co. (The)	5,700	180,120

Toro Co. (The)	2,340	176,132

Trinity Industries, Inc.	2,300	62,261

Valmont Industries, Inc.	1,060	114,946

WABCO Holdings, Inc.*	2,050	230,072

Wabtec Corp.	3,320	275,128

Xylem, Inc.	5,110	186,055

		$9,275,028

MARINE – 0.0%**

Kirby Corp.*	2,000	130,580

PROFESSIONAL SERVICES – 0.3%

Dun & Bradstreet Corp. (The)	930	105,899

Equifax, Inc.	4,060	432,674

IHS, Inc., Class A*	940	112,368

ManpowerGroup, Inc.	1,860	170,711

Nielsen Holdings PLC	7,200	342,072

Robert Half International, Inc.	5,010	263,827

Towers Watson & Co., Class A	1,400	172,984

Verisk Analytics, Inc.*	4,800	343,728

		$1,944,263

ROAD & RAIL – 0.7%

AMERCO	300	121,893

Avis Budget Group, Inc.*	3,080	153,815

CSX Corp.	26,900	726,031

Genesee & Wyoming, Inc., Class A*	2,100	140,910

Hertz Global Holdings, Inc.*	5,900	115,050

JB Hunt Transport Services, Inc.	2,980	227,583

Kansas City Southern	2,980	246,625

Landstar System, Inc.	1,590	100,234

Norfolk Southern Corp.	8,360	669,051

Old Dominion Freight Line, Inc.*	2,800	173,432

Ryder System, Inc.	1,840	132,075

Union Pacific Corp.	23,720	2,119,382

		$4,926,081

TRADING COMPANIES & DISTRIBUTORS – 0.2%

Air Lease Corp.	1,200	40,452

Fastenal Co.#	3,420	133,927

GATX Corp.	690	32,223

HD Supply Holdings, Inc.*	4,900	145,971

MSC Industrial Direct Co., Inc., Class A	1,390	87,250

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

14	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

NOW, Inc.#,*	6,463	$106,704

United Rentals, Inc.*	1,520	113,787

Watsco, Inc.	100	12,303

WW Grainger, Inc.#	1,790	375,900

		$1,048,517

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Macquarie Infrastructure Corp.	1,500	119,325

TOTAL INDUSTRIALS		$60,337,542

INFORMATION TECHNOLOGY – 26.0%

COMMERCIAL SERVICES & SUPPLIES – 0.0%**

Sabre Corp.	3,620	106,138

COMMUNICATIONS EQUIPMENT – 1.9%

ARRIS Group, Inc.*	5,280	149,213

Brocade Communications Systems, Inc.	15,290	159,322

Cisco Systems, Inc.	209,800	6,052,730

EchoStar Corp., Class A*	2,370	106,247

F5 Networks, Inc.*	2,290	252,358

Harris Corp.	4,259	337,015

Juniper Networks, Inc.	19,140	600,805

Lumentum Holdings, Inc.*	60	860

Motorola Solutions, Inc.	7,930	554,862

Palo Alto Networks, Inc.*	2,440	392,840

QUALCOMM, Inc.	67,480	4,009,662

Viavi Solutions, Inc.*	10,390	61,821

		$12,677,735

COMPUTERS & PERIPHERALS – 5.2%

3D Systems Corp.#,*	7,000	70,420

Apple, Inc.	236,860	28,304,770

EMC Corp.	80,070	2,099,435

Hewlett-Packard Co.	73,890	1,992,074

Lexmark International, Inc., Class A	3,030	98,445

NCR Corp.*	6,920	184,072

NetApp, Inc.	14,903	506,702

SanDisk Corp.	10,550	812,350

Western Digital Corp.	10,180	680,228

		$34,748,496

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	10,300	558,466

Arrow Electronics, Inc.*	5,640	310,144

Avnet, Inc.	7,960	361,623

CDW Corp.	4,940	220,769

Cognex Corp.	4,100	154,160

Corning, Inc.	49,420	919,212

Dolby Laboratories, Inc., Class A	150	5,200

Description	Number of Shares	Value

Fitbit, Inc., Class A#,*	900	$36,486

FLIR Systems, Inc.	3,390	90,411

Ingram Micro, Inc., Class A*	4,800	142,944

IPG Photonics Corp.*	2,000	165,240

Jabil Circuit, Inc.	6,140	141,097

Keysight Technologies, Inc.*	6,345	209,893

National Instruments Corp.	2,880	87,754

Trimble Navigation Ltd.*	12,480	283,920

Zebra Technologies Corp., Class A*	2,450	188,405

		$3,875,724

INTERNET SOFTWARE & SERVICES – 4.9%

Akamai Technologies, Inc.*	8,250	501,765

Alphabet, Inc., Class A*	11,745	8,660,646

Alphabet, Inc., Class C*	12,129	8,621,414

CoStar Group, Inc.*	1,300	263,991

eBay, Inc.*	52,340	1,460,286

Facebook, Inc., Class A*	89,080	9,083,488

GoDaddy, Inc., Class A#,*	3,900	107,172

IAC/InterActiveCorp	3,590	240,566

LinkedIn Corp.*	4,420	1,064,645

Pandora Media, Inc.*	4,900	56,399

Rackspace Hosting, Inc.*	5,080	131,318

Twitter, Inc.*	23,560	670,518

VeriSign, Inc.#,*	3,950	318,370

Yahoo!, Inc.*	36,730	1,308,323

Yelp, Inc.*	3,600	80,100

Zillow Group, Inc. Class A#,*	1,200	36,972

Zillow Group, Inc., Class C#,*	2,400	66,456

		$32,672,429

IT SERVICES – 4.8%

Accenture PLC, Class A	23,000	2,465,600

Alliance Data Systems Corp.*	2,690	799,764

Amdocs Ltd.	2,620	156,073

Automatic Data Processing, Inc.	19,230	1,672,818

Black Knight Financial Services, Inc., Class

A*	3,400	122,502

Booz Allen Hamilton Holding Corp.	3,460	101,932

Broadridge Financial Solutions, Inc.	3,630	216,275

Cognizant Technology Solutions Corp.*	25,860	1,761,325

Computer Sciences Corp.	5,600	372,904

CoreLogic, Inc.*	2,980	116,160

DST Systems, Inc.	1,670	203,990

Fidelity National Information Services, Inc.	11,143	812,548

Fiserv, Inc.*	9,660	932,287

FleetCor Technologies, Inc.*	4,200	608,412

Gartner, Inc.*	3,500	317,345

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Genpact Ltd.*	11,200	$277,536

Global Payments, Inc.	3,650	497,896

International Business Machines Corp.	37,360	5,233,389

Jack Henry & Associates, Inc.	1,900	146,946

Leidos Holdings, Inc.	2,200	115,654

MasterCard, Inc., Class A	40,720	4,030,873

Paychex, Inc.	14,770	761,837

Paypal Holdings, Inc.*	49,940	1,798,339

Teradata Corp.*	6,070	170,628

Total System Services, Inc.	8,720	457,364

Vantiv, Inc., Class A*	8,100	406,215

VeriFone Systems, Inc.*	4,000	120,560

Visa, Inc., Class A	81,020	6,285,532

Western Union Co. (The)	23,890	459,883

WEX, Inc.*	1,200	107,892

Xerox Corp.	51,460	483,209

		$32,013,688

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.1%

Altera Corp.	13,790	724,664

Analog Devices, Inc.	14,620	878,954

Applied Materials, Inc.	59,680	1,000,834

Atmel Corp.	16,520	125,552

Avago Technologies Ltd.	10,800	1,329,804

Broadcom Corp., Class A	23,330	1,199,162

Cree, Inc.#,*	5,210	131,240

Cypress Semiconductor Corp.	12,000	126,480

First Solar, Inc.*	3,500	199,745

Freescale Semiconductor Ltd.*	5,500	184,195

Intel Corp.	198,870	6,733,738

KLA-Tencor Corp.	4,100	275,192

Lam Research Corp.	6,980	534,598

Linear Technology Corp.	8,810	391,340

Marvell Technology Group Ltd.	12,790	105,006

Maxim Integrated Products, Inc.	11,320	463,894

Microchip Technology, Inc.#	10,340	499,319

Micron Technology, Inc.*	45,600	755,136

NVIDIA Corp.	26,180	742,727

ON Semiconductor Corp.*	14,070	154,770

Qorvo, Inc.*	4,300	188,899

Skyworks Solutions, Inc.	8,500	656,540

SunPower Corp.*	3,400	91,256

Teradyne, Inc.	7,450	145,424

Texas Instruments, Inc.	45,450	2,577,924

Xilinx, Inc.	12,400	590,488

		$20,806,881

SOFTWARE – 5.5%

Activision Blizzard, Inc.	23,970	833,197

Description	Number of Shares	Value

Adobe Systems, Inc.*	21,460	$1,902,644

ANSYS, Inc.*	3,580	341,210

Autodesk, Inc.*	10,430	575,632

CA, Inc.	10,780	298,714

Cadence Design Systems, Inc.*	11,710	260,196

CDK Global, Inc.	4,676	232,818

Citrix Systems, Inc.*	7,590	623,139

Electronic Arts, Inc.*	13,560	977,269

FactSet Research Systems, Inc.	1,540	269,685

Fortinet, Inc.*	6,200	213,032

Intuit, Inc.	10,900	1,061,987

Microsoft Corp.	335,249	17,647,507

NetSuite, Inc.#,*	900	76,563

Nuance Communications, Inc.*	9,100	154,427

Oracle Corp.	130,060	5,051,530

PTC, Inc.*	2,920	103,485

Red Hat, Inc.*	6,530	516,588

Salesforce.com, Inc.*	26,880	2,088,845

ServiceNow, Inc.*	7,300	596,045

SolarWinds, Inc.*	3,240	188,017

Solera Holdings, Inc.	2,700	147,582

Splunk, Inc.*	4,500	252,720

SS&C Technologies Holdings, Inc.	3,420	253,593

Symantec Corp.	27,020	556,612

Synopsys, Inc.*	5,500	274,890

Tableau Software, Inc., Class A*	2,100	176,316

Ultimate Software Group, Inc.*	1,140	232,959

VMware, Inc., Class A#,*	4,310	259,247

Workday, Inc., Class A*	3,800	300,086

Zynga, Inc., Class A*	18,300	43,371

		$36,509,906

TELECOMMUNICATIONS – 0.0%**

Arista Networks, Inc.#,*	2,200	141,922

CommScope Holding Co, Inc.*	5,200	168,636

		$310,558

TOTAL INFORMATION TECHNOLOGY		$173,721,555

TELECOMMUNICATION SERVICES – 1.5%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.4%

AT&T, Inc.	131,200	4,396,512

CenturyLink, Inc.	12,400	349,804

Level 3 Communications, Inc.*	6,400	326,080

Verizon Communications, Inc.	88,000	4,125,440

		$9,197,836

WIRELESS TELECOMMUNICATION SERVICES – 0.1%

SBA Communications Corp., Class A*	2,800	333,256

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Sprint Corp.*	16,200	$76,626

T-Mobile US, Inc.*	6,100	231,129

		$641,011

TOTAL TELECOMMUNICATION SERVICES		$9,838,847

TOTAL COMMON STOCKS
(COST $515,699,781)		$661,688,921

INVESTMENT COMPANIES – 0.8%

EQUITY FUNDS – 0.8%

iShares Russell 1000 ETF#	27,060	3,131,654

iShares Russell 1000 Growth ETF	17,080	1,726,617

iShares Russell 1000 Value ETF#	5,000	501,450

TOTAL EQUITY FUNDS		$5,359,721

TOTAL INVESTMENT COMPANIES
(COST $5,339,785)		$5,359,721

RIGHTS – 0.0%**

Celgene Corp.*,††	89	147

Community Health Systems, Inc.*	3,700	35

TOTAL RIGHTS
(COST $142)		$182

WARRANTS – 0.0%**

American International Group, Inc. CW21,

Expire 1/19/21*	2,055	53,779

Kinder Morgan, Inc., Expire 5/25/17*	16,345	9,970

TOTAL WARRANTS
(COST $48,690)		$63,749

TOTAL INVESTMENTS IN SECURITIES – 99.7%
(COST $521,088,398)		$667,112,573

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.3%

REPURCHASE AGREEMENTS – 1.3%

Citigroup Global Markets, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $1,642,676, collateralized by U.S. Government & Treasury Securities 2.00% to 6.50%, maturing 12/31/16 to 11/01/45; total market value of $1,675,515.	$1,642,662	1,642,662

HSBC Securities USA, Inc., 0.06%, dated 10/30/15, due 11/02/15, repurchase price $1,642,670, collateralized by U.S. Government & Treasury Securities 0.00% to 8.95%, maturing 11/15/15 to 7/15/37; total market value of $1,675,519.	1,642,662	1,642,662

Mizuho Securities USA, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $1,642,676, collateralized by U.S. Government Securities 0.00% to 9.50%, maturing 3/01/18 to 12/15/43; total market value of $1,675,515.	1,642,662	1,642,662

Description	Par Value	Value

RBC Capital Markets LLC, 0.10%, dated 10/30/15, due 11/02/15, repurchase price $1,642,676, collateralized by U.S. Government Securities 0.24% to 7.00%, maturing 2/02/18 to 5/20/65; total market value of $1,675,515.	$1,642,662	$1,642,662

Royal Bank of Scotland PLC, 0.07%, dated 10/30/15, due 11/02/15, repurchase price $432,267, collateralized by U.S. Government & Treasury Securities 0.07% to 3.38%, maturing 8/15/16 to 8/15/21; total market value of $440,909.	432,264	432,264

TD Securities (USA) LLC, 0.09%, dated 10/30/15, due 11/02/15, repurchase price $1,642,674, collateralized by U.S. Treasury Securities 1.38% to 4.00%, maturing 9/30/18 to 6/01/45; total market value of $1,675,515.	1,642,662	1,642,662

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $8,645,574)		$8,645,574

TOTAL INVESTMENTS – 101.0%
(COST $529,733,972)		$675,758,147

COLLATERAL FOR SECURITIES ON LOAN – (1.3%)		(8,645,574)

OTHER ASSETS LESS LIABILITIES – 0.3%		1,969,082

TOTAL NET ASSETS – 100.0%		$669,081,655

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

Wilmington Large-Cap Strategy Fund (concluded)

Cost of investments for Federal income tax purposes is $537,659,841. The net unrealized appreciation/(depreciation) of investments was $138,098,306. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $149,616,931 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,518,625.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015. in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$661,688,921	$—	$—	$661,688,921
Investment Companies	5,359,721	—	—	5,359,721
Rights	35	147	—	182
Warrants	63,749	—	—	63,749
Repurchase Agreements	—	8,645,574	—	8,645,574

Total	$667,112,426	$8,645,721	$—	$675,758,147

The Fund had a security, Celegene Corporation, transferred from Level 1 to Level 2. The value of the security that was tranferred from Level 1 to Level 2 as of October 31, 2015 is $256.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
††

Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2015., the value of these securities amounted to $147 representing 0.0% of total net assets.

*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 4 in Notes to Financial Statements.

The following acronyms are used throughout this Fund:

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

18	STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (unaudited)	Wilmington Large-Cap Strategy Fund

ASSETS:
Investments, at identified cost	$529,733,972

Investments in repurchase agreements, at value	$8,645,574
Investments in securities, at value (Including $8,409,683 of securities on loan) (Note 2)	667,112,573	(a)

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	675,758,147

Income receivable	477,101
Receivable for shares sold	1,006,560
Receivable for investments sold	26,280,782
Other assets	19,359

TOTAL ASSETS	703,541,949

LIABILITIES:
Payable to custodian	586,624
Payable for investments purchased	24,317,546
Collateral for securities on loan	8,645,574
Payable for shares redeemed	807,397
Other accrued expenses	103,153

TOTAL LIABILITIES	34,460,294

NET ASSETS	$669,081,655

NET ASSETS CONSIST OF:

Paid-in capital	$487,114,803
Undistributed (accumulated) net investment income (loss)	848,980
Accumulated net realized gain (loss) on investments	35,093,697
Net unrealized appreciation (depreciation) of investments	146,024,175

TOTAL NET ASSETS	$669,081,655

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net Assets	$669,081,655

Shares outstanding (unlimited shares authorized)	36,342,633

Net Asset Value per share	$18.41

(a) Includes $192,958 of investments in affiliated issuers.

See Notes which are an integral part of the Financial Statements

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS	19

Six Months Ended October 31, 2015 (unaudited)	Wilmington Large-Cap Strategy Fund

INVESTMENT INCOME:
Dividends	$4,849,756	(a)(b)
Securities lending income	37,603

TOTAL INVESTMENT INCOME	4,887,359

EXPENSES:
Investment advisory fee	1,355,659
Administrative personnel and services fee	84,619
Portfolio accounting and administration fees	77,240
Custodian fees	23,343
Transfer and dividend disbursing agent fees and expenses	3,708
Trustees’ fees	19,345
Professional fees	30,415
Shareholder services fee— Class I	677,829
Share registration costs	9,542
Printing and postage	2,409
Miscellaneous	50,342

TOTAL EXPENSES	2,334,451

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(978,793)
Waiver of shareholder services fee—Class I	(677,829)

TOTAL WAIVERS AND REIMBURSEMENTS	(1,656,622)

Net expenses	677,829

Net investment income (loss)	4,209,530

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	30,202,128
Net change in unrealized appreciation (depreciation) of investments	(31,365,812)

Net realized and unrealized gain (loss) on investments	(1,163,684)

Change in net assets resulting from operations	$3,045,846

(a)	Net of foreign withholding taxes withheld of $1,261.
(b)	Includes $3,381 received from affiliated issuers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

20	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Large-Cap Strategy Fund

	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015

OPERATIONS:
Net investment income (loss)	$4,209,530	$6,790,674
Net realized gain (loss) on investments	30,202,128	21,054,159
Net change in unrealized appreciation (depreciation) of investments	(31,365,812)	33,516,495

Change in net assets resulting from operations	3,045,846	61,361,328

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class I	(3,868,574)	(6,747,267)
Distributions from net realized gain on investments
Class I	—	(24,762,981)

Change in net assets resulting from distributions to shareholders	(3,868,574)	(31,510,248)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class I	280,197,906	60,761,127
Distributions reinvested
Class I	1,485,084	25,089,595
Cost of shares redeemed
Class I	(80,756,240)	(44,130,686)

Change in net assets resulting from share transactions	200,926,750	41,720,036

Change in net assets	200,104,022	71,571,116
NET ASSETS:
Beginning of period	468,977,633	397,406,517

End of period	$669,081,655	$468,977,633

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$848,980	$508,024

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class I	15,297,593	3,448,351
Distributions reinvested
Class I	82,478	1,383,832
Shares redeemed
Class I	(4,440,437)	(2,435,973)

Net change resulting from share transactions	10,939,634	2,396,210

See Notes which are an integral part of the Financial Statements

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	21

WILMINGTON LARGE-CAP STRATEGY FUND†

CLASS I	Six Months Ended October 31, 2015(a)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010
Net Asset Value, Beginning of Period	$18.46		$17.27	$14.63	$12.84	$12.13		$9.39	$8.61
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.14		0.28	0.27	0.26	0.16		0.20	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)		2.19	2.65	1.79	0.71		2.72	0.79

Total Income (Loss) From Operations	0.08		2.47	2.92	2.05	0.87		2.92	0.89

Less Distributions From:
Net Investment Income	(0.13)		(0.27)	(0.28)	(0.26)	(0.16)		(0.18)	(0.11)
Net Realized Gains	—		(1.01)	—	—	—		—	—

Total Distributions	(0.13)		(1.28)	(0.28)	(0.26)	(0.16)		(0.18)	(0.11)

Net Asset Value, End of Period	$18.41		$18.46	$17.27	$14.63	$12.84		$12.13	$9.39

Total Return(c)	0.44%		14.52%	20.12%	16.25%	7.32%		31.24%	10.28%
Net Assets, End of Period (000’s)	$669,082		$468,978	$397,407	$399,710	$374,903		$429,467	$118,102
Ratios to Average Net Assets
Gross Expense	0.86	%(d)	0.86%	0.87%	0.88%	0.74	%(d)	0.69%	1.01%
Net Expenses(e)	0.25	%(d)	0.25%	0.25%	0.25%	0.25	%(d)	0.25%	0.93%
Net Investment Income (Loss)	1.55	%(d)	1.52%	1.71%	1.99%	1.70	%(d)	1.72%	0.99%
Portfolio Turnover Rate	42%		15%	29%	24%	19%		39%	160%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Large-Cap Strategy Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

22	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2015 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios, 1 of which is presented herein (individually referred to as the “Fund”). The remaining 15 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Large-Cap Strategy Fund*(“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d)	Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Class A, Service Class, Select Class, Administrative Class and Institutional Class are not available for the Fund. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of the portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

On June 18, 2015, WFMC and WTIA, recommended, and the Trustees approved the liquidation of the Mid-Cap Growth Fund, Small-Cap Growth Fund and the Small-Cap Strategy Fund (the “Liquidating Funds”). Effective upon the close of business of the New York Stock Exchange on June 22, 2015, the Liquidating Funds no longer accepted purchase orders of any kind. The liquidation date was July 20, 2015 for the Small-Cap Growth Fund and August 3, 2015 for the Mid-Cap Growth Fund and Small-Cap Strategy Fund. On the liquidation date, each Liquidating Fund made a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate share of the net assets of the respective Fund in a complete redemption and cancellation of each Fund’s shares held by each remaining shareholder, and the Fund dissolved.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASU”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Fund’s portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”); and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Fund’s value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value in accordance with procedures approved by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	23

The policy of the Fund is to disclose transfers between levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2015, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period except as identified on page 17. For Celgene Corp., $256 was transferred from Level 1 to Level 2. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2015, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received(1)	Net Amount(2)
Large-Cap Strategy Fund
Citigroup Global Markets, Inc.	$1,642,662	$1,642,662	$—	$—
HSBC Securities USA, Inc.	1,642,662	1,642,662	—	—
Mizuho Securities USA, Inc.	1,642,662	1,642,662	—	—
RBC Capital Markets LLC	1,642,662	1,642,662	—	—
Royal Bank of Scotland PLC	432,264	432,264	—	—
TD Securities (USA) LLC	1,642,662	1,642,662	—	—

	$8,645,574	$8,645,574	$—	$—

(1)The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to the Fund, are applied to the Fund. Expenses which are not identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly.

Real Estate Investment Trusts – The Fund may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Fund to the actual amounts when the amounts are determined.

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

24	NOTES TO FINANCIAL STATEMENTS (continued)

Federal Taxes – It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal income or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year or period, the Fund did not incur any interest or penalties.

Warrants and Rights – The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Fund is not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolio of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts received and create one single net payment due to or from the Fund.

At October 31, 2015., the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)

Large-Cap Strategy Fund	$8,409,683	$8,409,683	$—

(1) Collateral with a value of $8,645,574 has been received in connection with securities lending transactions.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

As of April 30, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns filed for the periods ended 2014, 2013, and 2012, as well as the current year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal years as reported on the Statements of Changes in Net Assets were as follows:

	2015		2014

Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains

Large-Cap Strategy Fund	$6,747,267	$24,762,981	$6,931,023	$—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation	Late Year Ordinary Deferrals	Other Timing Differences	Capital Loss Carryforwards and Deferrals

Large-Cap Strategy Fund	$922,238	$8,224,888	$173,642,454	$—	$—	$—

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	25

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to the Fund. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Fund. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Fund pays WFMC an annual investment advisory fee of 0.50%, accrued and paid daily, based on the Fund’s average daily net assets. WFMC, not the Fund, pays WTIA for its services.

WFMC and the Fund’s distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2016, so that total annual fund operating expenses paid by the Fund (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed 0.25% for the Fund’s Class I Shares. Neither WFMC nor the Fund’s distributor will recoup previously waived fees/expenses in subsequent years.

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Fund with certain administrative personnel and services necessary to operate the Fund. These services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2015., WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Fund to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Fund and administered by ALPS, the Fund may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, have entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Fund’s shares for whom M&T provides shareholder services. The Fund may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. During the period, M&T did not receive any fees from the Fund.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or the Fund.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Fund, and during their terms of office, receive no compensation from the Fund. The Trust’s Statement of Additional Information includes additional information about the Trustees.

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

26	NOTES TO FINANCIAL STATEMENTS (continued)

Other Affiliated Parties and Transactions – Affiliated holdings are securities which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the six months ended October 31, 2015. are as follows:

Fund/Affiliated Security Name	Balance of Shares Held 4/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2015	Value at 10/31/2015	Dividend Income	Realized Gain/(Loss)
Large-Cap Strategy Fund:
M&T Bank Corp.	1,610	—	—	1,610	$192,958	$3,381	$—

The Fund executes trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2015. were $127,665.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities, and short-term securities) during the period ended October 31, 2015. were $426,595,206 and $226,167,033, respectively.

6.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.10% per annum on the daily unused portion. The LOC was in effect for the entire fiscal year and the termination date of this LOC is March 9, 2016. The Fund did not utilize the LOC for the six months ended October 31, 2015.

7.	LEGAL PROCEEDINGS

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business. For example, certain creditors of Tribune Co., which has recently emerged from bankruptcy, have filed actions against former Tribune shareholders, (collectively, the “Lawsuits”) who tendered their shares when Tribune went private in 2007 as part of a leveraged buyout (“LBO”). These creditor plaintiffs seek the return of all proceeds received by the former Tribune shareholders. These cases are consolidated in a Multi-District Litigation (“MDL”) in the U.S. District Court for the Southern District of New York. One of the cases remains pending before the trial court, while the others were dismissed by the trial court on a motion to dismiss. The dismissal order is currently on appeal to the U.S. Court of Appeals for the Second Circuit. There are thousands of defendants in the MDL, including the Large-Cap Strategy Fund (the “Fund”). The suits all seek the same thing: disgorgement of the amounts received by the former Tribune shareholders as part of the LBO, but by different legal theories. Although management currently believes that the resolution of the claims against the Fund, individually or in the aggregate, will not have a materially adverse impact on the Fund’s financial positions, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters could change in the future.

Litigation counsel to the Fund in the Lawsuits does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the Fund arising from the Lawsuits. Until the Fund can do so, no reduction of its net asset values will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 0.05% of the Fund’s net asset value at this time. The Fund can’t predict what its size might be at the time that the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of the Fund will pay or receive, as the case may be, a price based on net asset value of the Fund, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be taken as expenses by the Fund as incurred and in a manner similar to any other expense incurred by the Fund.

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, there are no material events that would require recognition or disclosure in the Fund’s financial statements through this date.

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

BOARD RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Trust’s investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”) with its investment advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement or Agreements, including the services and support provided to the Fund and its shareholders.

On July 22, 2015, the Board, including a majority of the Independent Trustees, held a special meeting (the “July Special Meeting”) with Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Advisor”) concerning the sub-advisory agreements due for renewal between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisors (the “Sub-Advisors”). The purpose of the July Special Meeting was to allow the Advisor to provide the Board with an initial basis for recommendation of approval of the sub-advisory agreements. In preparation for the July Special Meeting, the Trustees requested and received a variety of information about the Sub-Advised Funds and their Sub-Advisors, including comparative information regarding each Sub-Advised Fund’s investment performance, descriptions of each Sub-Advisor’s operations and investment advisory services, and information concerning compensation and other benefits, compliance and regulatory matters, portfolio transactions and brokerage, and legal proceedings. A portfolio manager from the Advisor presented information regarding each Sub-Advised Fund, the Advisor, and each Sub-Advisor.

On August 31. 2015, in a telephonic session, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management (the “August Executive Session”). The primary purpose of the August Executive Session was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 16-17, 2015 (the “September Regular Meeting”).

In preparation for the August Executive Session, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

•

Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups created by Morningstar, Inc. (“Morningstar”) of similar or peer group fund;

•

Information from the Advisor describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2015) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar peer groups, and with a custom peer groups approved by the Board, as applicable;

•	Information about each separately managed account of the Advisor (and each Sub-Advisor, where relevant) that has substantially similar investment objectives to a corresponding Fund; and

•

Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2015 compared with the Fund’s Lipper peer group, and with a custom peer groups for a Fund, and current management fees and total expenses compared with the Fund’s Morningstar expense group, designed to identify Funds whose expenses and/or performance may require particularly close review.

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided by the Advisor concerning the following:

•	The nature and quality of the services provided, including the activities of the Advisor with respect to the Sub-Advisors;

•	The Advisor’s (and Sub-Advisors’, where relevant) cost of providing the services;

•	The extent to which the Advisor (and Sub-Advisors, where relevant) realizes economies of scale as a Fund grows larger;

•	The fall-out benefits to the Advisor and its advisory affiliates that can be attributed to the Advisor’s positions (and Sub-Advisors’, where relevant) with the Fund; and

•	The financial stability of the Advisor and each Sub-Advisor and their parent companies, where relevant.

As part of the July Special Meeting and August Executive Session, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the September Regular Meeting.

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

28	Board Renewal of Advisory and Sub-Advisory Agreements

At the September Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the July Special Meeting and August Executive Session. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor at its discretion. The Board considered the Advisor’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

The information considered by the Board with respect to specific Funds is summarized below.

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate was at the Fund’s expense group median and that its net total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2015. The Board considered that the Fund had transitioned its tactical allocation from a growth/value focus to an industry sector focus during the period, and that the Fund had experienced an increase in inflows due to the liquidation of the Wilmington Mid-Cap Growth Fund. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

*****

At the September Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following:

•	The nature and extent of the investment advisory services to be provided to the Funds by the Advisor and each Sub-Advisor (as applicable) were consistent with the terms of the Advisory Agreements; and

•	The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

October 31, 2015. (unaudited) / SEMI-ANNUAL REPORT

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT / October 31, 2015. (unaudited)

WILMINGTON FUNDS

Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-EQ-1015

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

WILMINGTON TRUST

October 31, 2015 (unaudited)

PRESIDENT'S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Multi-Manager Equity Fund

Wilmington Multi-Manager International Fund

Alternatives Fund

Wilmington Multi-Manager Alternatives Fund

Asset Allocation Funds

Wilmington Multi-Manager Real Asset Fund

Wilmington Strategic Allocation Conservative Fund

Wilmington Strategic Allocation Moderate Fund

Wilmington Strategic Allocation Aggressive Fund

Wilmington Multi-Manager International Fund (“International Fund”)

Wilmington Multi-Manager Alternatives Fund (“Alternatives Fund”)

Wilmington Multi-Manager Real Asset Fund (“Real Asset Fund”)

Wilmington Strategic Allocation Conservative Fund (“Strategic Allocation Conservative Fund”)

Wilmington Strategic Allocation Moderate Fund (“Strategic Allocation Moderate Fund”)

Wilmington Strategic Allocation Aggressive Fund (“Strategic Allocation Aggressive Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s fiscal period of May 1, 2015, through October 31, 2015. It comprises a comprehensive review of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond markets, and stock markets over the six-month reporting period.

The Economy

The economic recovery from the Great Recession entered its sixth year, even as the data continued to send confusing signals about the state of the economy’s health.

The gross domestic product (GDP) grew at a very healthy annualized rate of 3.9% in the second quarter of 2015, but slowed considerably the following quarter, posting just a 1.5% annualized growth rate.i

ihttp://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm

The acceleration in the second quarter’s GDP growth was rooted in higher exports, personal consumption expenditures, government spending, and nonresidential fixed investment.ii However, those supports weakened in the third quarter of 2015 as GDP growth was impacted by a downturn in private inventory investment and a deceleration in personal consumption expenditures, exports, investments, and government spending.iii

iihttp://www.bea.gov/newsreleases/national/gdp/2015/gdp2q15_2nd.htm

iiihttp://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm

The job market grew increasingly stronger as unemployment fell steadily from 5.5% to 5.0% over the May–October 2015 period.iv Wage growth had begun showing signs of life, but the most recent labor participation rate of 62.4% stood at historically low levels and had actually declined over the course of the six-year economic recovery.v

ivhttp://data.bls.gov/timeseries/LNS14000000

vhttp://data.bls.gov/timeseries/LNS11300000

U.S. companies continued to be affected by the combination of weak global economic demand and a strong U.S. dollar, which reduces the competitiveness of American products in overseas markets. Reflecting these challenges, industrial production was flat for the period, but down in four of the last six months (as of September 2015).vi

vihttp://www.federalreserve.gov/releases/g17/Current/

Commodity prices fell on fears of slowing demand from China and in the face of a sputtering global economy. The declines suffered were broad-based, as evidenced by the 15.7% decline in the Bloomberg Commodity Index.1 Especially noteworthy was oil, which continued its slide as West Texas Intermediate fell 21.8%, from $59.62 per barrel to $46.60 per barrel by October-end.vii

viihttp://www.eia.gov/dnav/pet/hist/LeafHandler.ashx?n=PET&s=RWTC&f=D

The Bond Markets

Treasury yields took a roller coaster ride, with 10-year note yields rising from 2.05% at the beginning of May to a peak of 2.50% in June as investors worried about a hike in the federal funds rate, then declining to a trough of 1.99% as investors fled to safety in reaction to the sharp declines in the world’s stock markets during August and September. As stocks rebounded in October and the prospect that the Federal Reserve (the “Fed”) would raise rates in December grew more likely, yields crept higher to settle at 2.16% at October-end.viii

viiihttp://www.treasury.gov/resource-center/data-chart-center/interest-rates/Pages/TextView.aspx?data=yieldYear&year=2015

While taxable bonds experienced only minor losses—the Barclays U.S. Aggregate Bond Index2 was down 0.10% for the six-month period—they did suffer from a drop in investor demand that led some companies to delay or reduce the size of planned issuances.

The high-yield sector was hard hit, primarily by investor worries over falling commodity prices and the ability of such energy and other commodity-related borrowers to make debt payments. Barclays U.S. Corporate High Yield Bond Index3 declined 3.40%.

PRESIDENT’S MESSAGE / October 31, 2015 (unaudited)

ii

Municipal bonds performed better as lower issuance and high levels of maturing bonds supported prices. The nonpayment by Puerto Rico on its outstanding bonds had little impact on the municipal market as the default was widely expected. For the six months ending October 2015, the Barclays Municipal Bond Index4 rose 1.68%.

For the six-month reporting period May 1, 2015 through October 31, 2015, certain Barclays’ Indices performed as follows5:

Barclays U.S. Aggregate Bond Index	Barclays U.S. U.S. Treasury Bond Index[6]	Barclays U.S. Mortgage-Backed Securities Index[7]	Barclays U.S. Credit Bond Index[8]	Barclays Municipal Bond Index
-0.10%	0.31%	0.57%	-1.33%	1.68%

The Stock Markets

The stock market was roiled by global economic developments and the overhang of a possible hike in the federal funds rate.

An exceptionally volatile summer began in June as an impasse between Greece and its lenders led to worries about the economic impact of a Greek bankruptcy and the prospect of Greece’s exit from the European Community. U.S. markets were not immune to these developments as stock prices retreated amid the unfolding crisis.

While the Greek debt crisis would be resolved (at least temporarily), it proved to be only the prologue to even larger concerns that would drive the markets to sustain major losses.

An unexpected currency devaluation by China in August was the catalyst that sparked significant losses in Chinese stocks and led to a global rout in stock prices. The devaluation raised fears of a weakening Chinese economy and heightened concerns about the impact a slowdown in China would have on an already-shaky global economy.

These worries culminated in a historically volatile day that began with an 8.5% drop in China’s Shanghai Composite Index. These fears reverberated westward as European markets fell sharply, with Germany’s DAX Index and U.K.’s FTSE 100 both sliding 4.7%.ix

ixhttp://www.wsj.com/articles/investors-grasp-for-answers-amid-wild-stock-rout-1440460736

The U.S. markets did not escape the carnage as the Dow Jones Industrial Average (Dow)9 closed down 3.6% after touching an intraday low of -6.6%. The Standard & Poor’s 500 index (S&P 500)10 (-3.9%) and the NASDAQ Composite Index (NASDAQ)11 (-3.8%) suffered similar declines.x

xhttp://www.wsj.com/articles/investors-grasp-for-answers-amid-wild-stock-rout-1440460736

Despite stabilizing a bit by August-end, the Dow recorded a loss of 6.36%, while the S&P 500 shed 6.03% and the NASDAQ declined 6.70% for the month.

September added to investor losses as the markets fixated on how the Fed would proceed with its goal of monetary normalization in light of wobbly global markets. When the Fed announced that it was not going to raise rates, the markets, somewhat paradoxically, fell.

The Fed had consistently preached that its move away from its zero interest rate policy would be predictable and incremental with the expressed objective of ensuring market stability. The pervasive uncertainty over when the central bank might hike rates seemed to be doing the opposite.

Intimations of further monetary stimulus in Europe, an actual rate cut in China, and a further postponement of a Fed rate hike powered markets to strong returns in October. Gains in the Dow (+8.69%), the S&P 500 (+8.44%), and the NASDAQ (+9.44%) in the month were enough to make up for the losses sustained in the previous two months.

For the six-month reporting period May 1, 2015 through October 31, 2015, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average	NASDAQ Composite Index	MSCI All Country World ex-US (Net) Index[12]
0.77%	0.27%	2.86%	-9.70%

The Trust, with assets of $11.4 billion as of October 31, 2015, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income13, stay ahead of inflation, or keep your cash working, or some combination of those goals, one or more of the Trust’s funds may provide you with the diversification, flexibility, and professional management you are seeking.14

October 31, 2015 (unaudited) / PRESIDENT’S MESSAGE

iii

We appreciate the confidence you have shown by choosing us to manage your investments. We remain committed to working hard each day to earn your continued trust.

Sincerely,

Christopher D. Randall

President

December 2, 2015

For more complete information, please download the Trust’s prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small - and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	Bloomberg Commodity Index represents a broad diversified group of commodities and relies primarily on liquidity data, along with dollar adjusted production data, in determining the relative weightings.
2.	Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
3.	Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. This index is unmanaged and investments cannot be made directly in an index.
4.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
5.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
6.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
7.	Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
8.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
9.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
10.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.
11.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
12.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.
13.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.
14.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE / October 31, 2015 (unaudited)

4

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
Actual
Class A	$1,000.00	$ 900.60	$ 6.26	1.31%
Class I	$1,000.00	$ 901.80	$ 5.64	1.18%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,018.55	$ 6.65	1.31%
Class I	$1,000.00	$1,019.20	$ 5.99	1.18%

WILMINGTON MULTI-MANAGER ALTERNATIVES FUND
Actual
Class A	$1,000.00	$ 978.80	$12.14	2.44%[3]
Class I	$1,000.00	$ 980.70	$10.85	2.18%[3]
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,012.87	$12.35	2.44%[3]
Class I	$1,000.00	$1,014.18	$11.04	2.18%[3]

WILMINGTON MULTI-MANAGER REAL ASSET FUND
Actual
Class A	$1,000.00	$ 952.80	$ 5.99	1.22%
Class I	$1,000.00	$ 953.60	$ 4.76	0.97%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,019.00	$ 6.19	1.22%
Class I	$1,000.00	$1,020.26	$ 4.93	0.97%

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND
Actual
Class A	$1,000.00	$ 980.30	$ 3.88	0.78%
Class I	$1,000.00	$ 981.60	$ 2.64	0.53%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.22	$ 3.96	0.78%
Class I	$1,000.00	$1,022.47	$ 2.69	0.53%

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

5

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON STRATEGIC ALLOCATION MODERATE FUND
Actual
Class A	$1,000.00	$ 970.00	$3.66	0.74%
Class I	$1,000.00	$ 972.10	$2.43	0.49%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.42	$3.76	0.74%
Class I	$1,000.00	$1,022.67	$2.49	0.49%

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND
Actual
Class A	$1,000.00	$ 961.90	$4.29	0.87%
Class I	$1,000.00	$ 963.40	$3.06	0.62%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.76	$4.42	0.87%
Class I	$1,000.00	$1,022.02	$3.15	0.62%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds it invests in.

(3)	For Multi-Manager Alternatives Fund, the expense ratio includes the impact of the dividend expense on securities sold short.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

6

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager International Fund

At October 31, 2015, the Fund’s sector classifications and country allocations were as follows (unaudited):

Common Stocks	Percentage of Total Net Assets
Financials	17.9%
Consumer Discretionary	12.7%
Health Care	10.5%
Industrials	10.5%
Consumer Staples	9.8%
Materials	8.8%
Information Technology	8.4%
Energy	3.9%
Telecommunication Services	3.3%
Utilities	1.2%
Diversified Financial Services	0.1%
Real Estate Investment Trusts	0.1%
Real Estate Management & Development	0.0%[3]
Retail	0.0%[3]
Investment Companies	7.6%
Real Estate Investment Trusts	0.8%
Preferred Stocks	0.4%
Certificates	0.1%
Call Warrants	0.0%[3]
Rights	0.0%[3]
Cash Equivalents[1]	6.3%
Other Assets and Liabilities – Net[2]	(2.4)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

Country Allocation	Percentage of Total Net Assets
Common Stocks
Japan	15.2%
United Kingdom	12.3%
Switzerland	10.1%
Germany	9.2%
France	8.7%
Spain	3.8%
Canada	3.4%
China	2.9%
Australia	2.4%
Sweden	2.2%
United States	2.2%
Denmark	1.5%
Netherlands	1.3%
Italy	1.3%
South Korea	1.3%
Singapore	1.1%
All other countries less than 1.0%	8.3%
Preferred Stocks	0.4%
Call Warrants	0.0%[3]
Real Estate Investment Trusts	0.8%
Investment Companies	7.6%
Certificates	0.1%
Rights	0.0%[3]
Cash Equivalents[1]	6.3%
Other Assets and Liabilities – Net[2]	(2.4)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2015  (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 87.2%

AUSTRALIA – 2.4%

Alumina Ltd.*	31,910	$24,689

Alumina Ltd. ADR*	4,000	12,160

Arrium Ltd.#	532,800	37,994

Asciano Ltd.††	22,614	132,233

Australia & New Zealand Banking Group Ltd.††	18,964	367,967

Bendigo & Adelaide Bank Ltd.	33,603	256,396

BHP Billiton Ltd.	42,757	701,879

Description	Number of Shares	Value
Boart Longyear Ltd.*	48,400	$3,451

Boral Ltd.	9,548	36,699

Challenger Ltd.	44,000	258,227

Domino’s Pizza Enterprises L	11,300	376,712

Downer EDI Ltd.#	40,700	103,032

Echo Entertainment Group Ltd.	15,966	58,179

Fortescue Metals Group Ltd.	5,405	8,055

Harvey Norman Holdings Ltd.#	9,633	27,340

Incitec Pivot Ltd.	31,391	88,420

James Hardie Industries	29,000	378,442

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

7

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Lend Lease Group	27,700	$256,787

Macquarie Group Ltd.	11,873	725,589

Mcmillan Shakespeare Ltd.	23,900	214,231

Metcash Ltd.#	42,500	36,065

Mineral Resources Ltd.#	24,300	74,165

National Australia Bank Ltd.	12,646	271,888

Newcrest Mining Ltd.	403,092	3,538,442

Orica Ltd.#	13,403	157,510

Origin Energy Ltd.††	20,242	79,390

Orora Ltd.	205,900	343,575

Primary Health Care Ltd.	44,600	117,994

Programmed Maintenance Services Ltd.	36,190	75,099

Qantas Airways Ltd.	184,037	518,385

QBE Insurance Group Ltd.	11,717	110,709

Rio Tinto Ltd.	10,441	377,113

Santos Ltd.	31,164	129,782

South32 Ltd.*	18,091	18,899

Suncorp Group Ltd.#	16,400	153,319

Tabcorp Holdings Ltd.	24,444	82,274

Tatts Group Ltd.	24,507	69,205

Treasury Wine Estates Ltd.	6,164	31,120

Wesfarmers Ltd.#	8,659	243,346

Woodside Petroleum Ltd.	13,733	289,970

TOTAL AUSTRALIA		$10,786,732

AUSTRIA – 0.5%

Erste Group Bank AG	51,067	1,497,676

OMV AG#	8,417	223,989

Raiffeisen International Bank Holding AG	6,757	106,848

Voestalpine AG	9,400	340,440

TOTAL AUSTRIA		$2,168,953

BELGIUM – 0.9%

Ageas	4,379	193,506

Anheuser-Busch InBev NV	17,863	2,135,200

bpost SA	11,500	287,949

Delhaize Group SA	8,599	798,172

Delhaize Group SA ADR#	7,850	182,277

KBC Groep NV	1,946	118,552

Proximus	1,059	36,700

Solvay SA	1,700	192,175

UCB SA	458	39,647

Umicore SA	1,295	55,039

TOTAL BELGIUM		$4,039,217

BERMUDA – 0.0%**

Seadrill Ltd.#	5,806	37,565

BOTSWANA – 0.0%**

Standard Chartered Bank Botswana Ltd.	41,700	45,168

Description	Number of Shares	Value

BRAZIL – 0.3%

Ambev SA	18,075	$89,472

Banco do Brasil SA	4,367	18,084

Banco Santander Brasil SA ADR#	7,300	26,061

BB Seguridade Participacoes SA	2,800	19,313

BM&FBovespa SA	6,807	20,122

BRF SA	2,656	41,391

CCR SA	13,000	40,855

Centrais Eletricas Brasileiras SA	19,300	25,122

Cia de Saneamento Basico do Estado de Sao Paulo	5,300	23,006

Cia Energetica de Minas Gerais	2,768	4,845

Cielo SA	17,999	170,863

CPFL Energia SA	9,289	37,310

Cyrela Brazil Realty SA Empreendimentos e Participacoes	21,300	49,487

EDP - Energias do Brasil SA	6,600	19,304

Embraer SA	9,800	71,863

Equatorial Energia SA	3,200	28,535

Estacio Participacoes SA	7,700	30,867

Fibria Celulose SA*	1,500	20,474

Gafisa SA	28,700	18,605

Klabin SA - Unit	4,100	23,314

Kroton Educacional SA	22,600	57,781

Localiza Rent a Car SA	4,440	29,933

Lojas Renner SA	7,000	33,579

Marfrig Alimentos SA*	14,350	23,702

Natura Cosmeticos SA	3,600	21,377

Odontoprev SA	13,200	33,817

Qualicorp SA	8,500	35,705

Tim Participacoes SA	32,506	71,223

Totvs SA	2,900	25,695

Tractebel Energia SA	3,500	30,739

Ultrapar Participacoes SA	3,800	66,018

Weg SA	15,240	56,905

TOTAL BRAZIL		$1,265,367

BULGARIA – 0.0%**

Olovno Tzinkov Komplex AD*	900	—

Petrol AD*	23,300	8,906

TOTAL BULGARIA		$8,906

CANADA – 3.4%

Agnico Eagle Mines Ltd.	4,550	128,719

Air Canada	35,800	294,592

Bank of Montreal	7,755	450,488

Barrick Gold Corp.	50,376	387,391

Blackberry Ltd.*	3,039	22,154

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

8

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Bombardier, Inc.	131,900	$143,238

Cameco Corp.	4,106	58,182

Canadian Energy Services & Technology Corp.#	42,400	183,206

Canadian Imperial Bank of Commerce	7,600	582,845

Canadian Natural Resources Ltd.	22,009	511,049

Canadian Oil Sands Ltd.	700	5,284

Canadian Tire Corp. Ltd.	2,973	261,513

CCL Industries, Inc. Class B	3,765	533,394

Cenovus Energy, Inc.	8,055	120,100

Colliers International Group, Inc.	5,800	287,560

Cott Corp.	35,000	365,750

Crescent Point Energy Corp.	5,512	75,129

Dollarama, Inc.	10,500	709,288

Dominion Diamond Corp.	13,200	139,612

Dorel Industries, Inc.	8,700	221,226

Eldorado Gold Corp.	6,710	23,456

Empire Co. Ltd.	19,602	410,599

Encana Corp.	22,681	173,056

Fairfax Financial Holdings Ltd.	456	224,555

First Quantum Minerals Ltd.#	7,072	37,750

FirstService Corp.	6,500	228,663

Franco-Nevada Corp.	69,798	3,540,076

Genworth MI Canada, Inc.#	1,061	26,233

Goldcorp, Inc.	8,940	114,611

Husky Energy, Inc.	7,075	95,607

Industrial Alliance Insurance & Financial Services, Inc.	1,794	58,858

Keyera Corp.	8,000	246,864

Kinross Gold Corp.*	20,413	41,057

Laurentian Bank of Canada	5,700	230,903

Lundin Mining Corp.*	15,100	50,926

Magna International, Inc.	12,200	643,402

Manulife Financial Corp.	24,595	407,785

Martinrea International, Inc.	4,600	39,013

Metro, Inc.	10,500	300,241

National Bank of Canada	13,100	433,895

Parex Resources, Inc.*	47,100	353,718

Precision Drilling Corp.#	3,100	12,245

RONA, Inc.	27,200	283,940

Shaw Communications, Inc.#	12,500	259,540

Silver Wheaton Corp.#	1,599	21,730

Sun Life Financial, Inc.	2,658	89,643

Suncor Energy, Inc.	28,760	855,621

Superior Plus Corp.#	29,000	236,861

Teck Resources Ltd.#	8,809	51,709

Tourmaline Oil Corp.*	1,700	35,375

TransAlta Corp.#	7,100	33,052

Description	Number of Shares	Value
Transcontinental, Inc.	12,000	$184,919

Turquoise Hill Resources Ltd.	5,300	14,348

WestJet Airlines Ltd.	12,000	222,270

Whitecap Resources, Inc.#	5,000	44,394

Yamana Gold, Inc.	8,144	17,813

TOTAL CANADA		$15,525,448

CHILE – 0.2%

Aguas Andinas SA	57,100	30,028

Antarchile SA	2,964	30,002

Banco de Chile	295,260	31,244

Banco de Credito e Inversiones	401	16,352

Banco Santander Chile ADR	1,292	24,535

Banmedica SA	35,543	58,078

Cencosud SA	19,691	43,232

Cia Cervecerias Unidas SA ADR	1,200	28,764

Colbun SA	58,384	15,486

Corpbanca SA	1,842,402	16,779

Empresa Nacional de Electricidad SA ADR	710	26,824

Empresas CMPC SA	25,036	61,798

Empresas COPEC SA	11,235	105,252

Enersis SA	136,816	36,092

ENTEL Chile SA	6,474	59,888

Latam Airlines Group SA	11,017	58,842

Parque Arauco SA	10,596	17,705

Quinenco SA	10,102	20,013

SACI Falabella	17,061	114,390

Sociedad Matriz SAAM SA	373,941	24,782

Sonda SA	31,307	50,309

Vina Concha y Toro SA ADR	600	20,431

TOTAL CHILE		$890,826

CHINA – 2.9%

Agricultural Bank of China Ltd.	51,000	20,925

Alibaba Group Holding Ltd. ADR*	33,112	2,775,779

Anhui Conch Cement Co. Ltd.	24,000	73,543

Baidu, Inc. ADR*	370	69,364

Bank of China Ltd.	68,000	32,199

Bank of Communications Co. Ltd.	27,800	20,588

Beijing Enterprises Clean Enenergy Group Ltd.	280,000	25,288

Belle International Holdings Ltd.	55,000	53,506

Brilliance China Automotive Holdings Ltd.	28,000	38,944

Byd Co. Ltd.*	6,000	37,468

Cgn Power Co. Ltd.-H	60,000	24,927

China Agri-Industries Holdings Ltd.	74,000	27,306

China CITIC Bank Corp. Ltd.	42,000	27,257

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

9

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
China Coal Energy Co. Ltd.	75,000	$32,223

China Communications Construction Co. Ltd.	25,000	34,578

China Construction Bank Corp.	69,810	50,710

China COSCO Holdings Co. Ltd.#,*,††	135,500	69,091

China Eastern Airlines Corp. Ltd.*,††	36,000	23,270

China Life Insurance Co. Ltd.	8,000	28,953

China Longyuan Power Group Corp.	37,000	33,990

China Mengniu Dairy Co. Ltd.	30,000	58,292

China Merchants Bank Co. Ltd.	8,052	21,141

China Merchants Holdings International Co. Ltd.	8,000	26,682

China Minsheng Banking Corp. Ltd.	21,000	21,161

China Mobile Ltd.	316,662	3,791,478

China National Building Material Co. Ltd.	34,000	21,276

China Overseas Land & Investment Ltd.	8,320	27,051

China Petroleum & Chemical Corp.††	105,800	75,761

China Railway Construction Corp. Ltd.#	14,400	21,663

China Resources Enterprise Ltd.	8,000	15,152

China Resources Power Holdings Co. Ltd.	39,600	90,026

China Shenhua Energy Co. Ltd.	14,500	24,545

China Southern Airlines Co. Ltd.	31,000	26,358

China Telecom Corp. Ltd.	74,000	38,859

China Unicom Hong Kong Ltd.	26,652	32,908

China Yurun Food Group Ltd.#,*	106,000	22,840

CNOOC Ltd.	69,000	77,363

COSCO Pacific Ltd.††	38,000	39,331

CSPC Pharmaceutical Group Ltd.	18,000	16,814

Ctrip.com International Ltd. ADR*	500	46,485

Datang International Power Generation Co. Ltd.	132,000	48,879

Dongfeng Motor Group Co. Ltd.	30,000	43,506

Great Wall Motor Co. Ltd.††	30,000	36,694

Guangzhou Automobile Group Co. Ltd.	64,974	57,173

Hengan International Group Co. Ltd.	6,500	70,404

Industrial & Commercial Bank of China	71,000	45,345

Intime Retail Group Co. Ltd.	35,000	38,745

Jiangxi Copper Co. Ltd.	20,000	26,475

Kingboard Chemical Holdings Ltd.	120,600	170,850

Kunlun Energy Co. Ltd.	28,000	22,904

Lenovo Group Ltd.	24,000	22,419

NetEase, Inc. ADR	130	18,789

New Oriental Education & Technology Group ADR	1,100	30,261

PetroChina Co. Ltd.	88,000	68,805

PICC Property & Casualty Co. Ltd.	12,000	27,404

Ping An Insurance Group Co. of China Ltd.	4,000	22,527

Qihoo 360 Technology Co. Ltd. ADR#,*	700	39,963

Description	Number of Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd.	64,000	$44,425

Shanghai Electric Group Co. Ltd.	38,000	23,583

Shanghai Industrial Holdings Ltd.	13,000	34,384

Sihuan Pharmaceutical Holdings Group Ltd.††	69,000	—

SINA Corp.*	900	42,876

Sinopec Shanghai Petrochemical Co. Ltd.	81,000	33,861

Sinopharm Group Co.-H	28,400	117,622

Sohu.com, Inc.#,*	700	35,364

Tencent Holdings Ltd.	200,102	3,784,862

Tingyi Cayman Islands Holding Corp.	14,000	24,060

Want Want China Holdings Ltd.	65,000	54,176

Yantai Changyu Pioneer Wine Co. Ltd.	9,100	28,965

Yanzhou Coal Mining Co. Ltd.#	40,000	19,302

Zijin Mining Group Co. Ltd.#	90,000	24,269

ZTE Corp.††	13,728	33,193

TOTAL CHINA		$13,087,180

COLOMBIA – 0.6%

Almacenes Exito SA	9,918	44,711

Banco de Bogota SA	1,888	38,451

Bancolombia SA ADR#	35,577	1,231,676

Cementos Argos SA	168,770	559,265

Corp. Financiera Colombiana SA	1,746	22,806

Ecopetrol SA ADR	6,800	63,376

Empresa de Energia de Bogota SA	39,263	25,344

Grupo Argos SA	24,158	148,433

Grupo Aval Acciones y Valore SA ADR	25,494	204,207

Grupo Aval Acciones y Valores	57,900	22,984

Grupo de Inversiones Suramericana SA	29,150	370,085

Grupo Nutresa SA	5,878	44,273

Grupo Odinsa SA	3,016	9,370

Interconexion Electrica SA ESP	8,448	20,238

Isagen SA ESP	27,702	29,356

TOTAL COLOMBIA		$2,834,575

CROATIA – 0.0%**

VIRO Tvornica Secera*	370	15,607

CZECH REPUBLIC – 0.1%

CEZ AS	7,343	146,911

Komercni Banka AS	695	143,843

Pegas Nonwovens SA	1,790	55,941

Philip Morris CR AS	82	39,071

TOTAL CZECH REPUBLIC		$385,766

DENMARK – 1.5%

AP Moeller - Maersk A/S Class A	275	405,464

AP Moeller - Maersk A/S Class B	70	100,268

Carlsberg A/S	1,923	157,643

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

10

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
CHR Hansen Holding A/S	8,400	$504,816

Danske Bank A/S	3,776	103,832

DSV A/S	741	30,045

Genmab A/S*	5,012	494,376

Iss A/S	1,246	43,852

Jyske Bank-Reg	897	43,790

Novo Nordisk A/S Class B	66,273	3,520,633

Pandora A/S	5,200	599,940

Royal Unibrew A/S	6,755	267,218

Sydbank A/S	4,200	138,156

TDC A/S	67,369	353,118

Vestas Wind Systems A/S*	3,862	225,091

TOTAL DENMARK		$6,988,242

EGYPT – 0.2%

Alexandria Mineral Oils Co.	6,200	23,202

Commercial International Bank Egypt SAE	39,655	260,744

Eastern Tobacco	3,670	93,692

Egyptian Financial Group-Hermes Holding*	34,798	39,001

ElSwedy Electric Co.	17,100	91,057

EZZ Steel*	27,000	33,355

Juhayna Food Industries	61,900	60,204

Orascom Telecom Holding SAE*	272,255	63,401

Orascom Telecom Media & Technology Holding SAE*	224,975	23,254

Oriental Weavers	40,500	55,378

Sidi Kerir Petrochemicals Co.	30,650	50,689

Six of October Development*	8,300	9,365

Talaat Moustafa Group	63,935	54,062

TOTAL EGYPT		$857,404

FINLAND – 0.3%

Fortum OYJ	6,298	94,534

Huhtamaki OYJ	11,900	420,051

Neste Oil OYJ#	11,354	277,052

Outotec OYJ#,*	11,900	40,959

Stora Enso OYJ	11,181	103,833

UPM-Kymmene OYJ	21,685	406,573

TOTAL FINLAND		$1,343,002

FRANCE – 8.7%

Air Liquide SA	10,268	1,331,234

Alstom SA	9,000	293,541

Arkema SA	1,700	124,521

AXA SA	118,894	3,180,295

BNP Paribas SA	14,243	865,500

Bouygues SA	5,123	194,159

Casino Guichard Perrachon SA#	1,491	85,816

Cie de St-Gobain#	34,428	1,445,448

Cie Generale des Etablissements Michelin	22,078	2,199,594

Description	Number of Shares	Value
CNP Assurances	32,306	$461,474

Credit Agricole SA	31,042	393,239

Danone SA	54,957	3,832,087

Electricite de France SA#	27,803	517,764

Essilor International SA	20,898	2,748,467

GDF Suez	20,470	359,145

Hermes International	400	154,105

Ipsen SA	3,800	239,939

JCDecaux SA	20,952	853,627

Lagardere SCA	731	21,310

Legrand SA	24,618	1,351,935

L’Oreal SA	31,469	5,746,143

LVMH Moet Hennessy Louis Vuitton SA	9,505	1,772,689

Natixis	11,825	72,559

Nexity SA	7,200	318,995

Orange SA	29,429	518,918

Pernod-Ricard SA	20,339	2,397,612

Peugeot SA*	10,719	188,889

Renault SA	5,479	516,522

Rexel SA	3,368	46,036

Saft Groupe SA	5,700	147,298

Sanofi	10,200	1,030,229

Schneider Electric SA	35,830	2,170,178

SCOR SE	7,560	281,573

SEB SA	4,200	427,122

Societe Generale SA	17,362	807,788

STMicroelectronics NV	15,609	108,084

Teleperformance	5,100	400,875

Thales SA	4,800	348,000

Total SA	26,756	1,298,845

Valeo SA	2,300	355,858

TOTAL FRANCE		$39,607,413

GERMANY – 9.2%

Adidas AG	41,682	3,737,895

Allianz SE	26,783	4,693,166

Aurelius AG	2,600	116,022

BASF SE	8,200	672,047

Bayerische Motoren Werke AG	11,530	1,183,708

Commerzbank AG*	9,457	104,098

Daimler AG	35,720	3,101,903

Deutsche Bank AG	26,085	730,238

Deutsche Lufthansa AG	5,417	80,000

Deutsche Wohnen AG	16,400	462,669

E.ON AG	19,250	203,152

Fraport AG Frankfurt Airport Services Worldwide	1,145	72,650

Freenet AG	6,400	215,919

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

11

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Fresenius Medical Care AG & Co. KGaA	11,730	$1,056,291

Fresenius SE & Co. KGaA	22,524	1,653,299

GEA Group AG	90,170	3,615,704

Hannover Rueck SE	812	93,935

HeidelbergCement AG	2,278	169,789

Henkel AG & Co. KGaA	39,414	3,641,129

K+S AG	3,051	77,015

Kion Group AG*	7,800	351,754

Linde AG	12,898	2,237,414

Merck KGaA	1,800	175,828

Metro AG	2,762	85,134

Muenchener Rueckversicherungs AG	3,144	627,500

Rheinmetall AG	2,600	163,712

RWE AG	4,651	64,724

SAP AG	85,047	6,722,358

Sixt SE	2,800	156,322

SMA Solar Technology AG#	11,800	569,641

Stada Arzneimittel AG	5,400	205,577

Stroeer Media SE	6,000	378,654

Symrise AG	56,474	3,719,889

Talanx AG	928	29,767

Telefonica Deutschland Holdi	7,716	49,688

Volkswagen AG#	2,822	391,315

Wincor Nixdorf AG	7,300	374,761

TOTAL GERMANY		$41,984,667

GHANA – 0.0%**

Produce Buying Co. Ltd.*	288,000	7,629

GREECE – 0.1%

Alpha Bank AE*	128,958	16,308

Athens Water Supply & Sewage Co.	3,776	23,917

Costamare, Inc.	1,300	18,291

Diana Shipping, Inc.*	3,211	20,261

Ellaktor SA	8,300	16,246

Eurobank Ergasias SA*	598,893	20,416

FF Group	800	16,108

GasLog Ltd.#	1,300	15,041

GEK Terna Holding Real Estate Construction SA	7,360	15,135

Hellenic Petroleum SA	2,702	15,748

Hellenic Telecommunications Organization SA	7,426	69,166

Jumbo SA*	1,915	18,531

Motor Oil Hellas Corinth Refineries SA	1,733	21,325

Mytilineos Holdings SA*	3,742	19,957

National Bank of Greece SA*	76,543	57,068

OPAP SA	3,655	32,355

Piraeus Bank SA*	145,058	14,835

Description	Number of Shares	Value
Public Power Corp. SA	7,317	$42,162

Titan Cement Co. SA*	2,009	44,073

Tsakos Energy Naviagation Ltd.	2,100	18,837

TOTAL GREECE		$515,780

HONG KONG – 0.6%

Cathay Pacific Airways Ltd.	10,000	19,921

Cheung Kong Property Holdings Ltd.*	10,000	70,317

China Overseas Property Holdings Ltd.	2,773	476

CK Hutchison Holdings Ltd.	22,373	307,425

Dah Sing Financial Holdings Ltd.	49,044	275,574

Hang Lung Group Ltd.	15,000	54,480

Hang Lung Properties Ltd.	38,000	93,252

Henderson Land Development Co. Ltd.	5,603	35,893

Hongkong & Shanghai Hotels	6,000	6,828

Hopewell Holdings Ltd.	5,500	19,905

Huabao International Holdings Ltd.	409,000	171,503

Hutchison Port Holdings Trust	96,300	53,446

Kerry Logistics Network Ltd.	2,500	3,729

Kerry Properties Ltd.	9,500	28,191

Lee & Man Paper Manufacturing Ltd.	349,500	218,252

MTR Corp. Ltd.	4,000	18,166

New World Development Co. Ltd.#	156,235	167,511

NWS Holdings Ltd.	5,000	7,548

Orient Overseas International Ltd.	2,500	11,951

Shangri-La Asia Ltd.	28,857	26,509

Sino Biopharmaceutical	24,000	30,005

Sino Land Co. Ltd.	34,000	52,729

Skyworth Digital Holdings Ltd.	486,000	361,180

Smartone Telecommunications Holdings Ltd.	73,000	129,977

Sun Hung Kai Properties Ltd.	15,165	203,293

Swire Pacific Ltd.	11,500	133,538

Swire Pacific Ltd.	10,000	21,676

Television Broadcasts Ltd.	48,200	175,994

Wharf Holdings Ltd.	15,000	89,703

Wheelock & Co. Ltd.	14,703	68,767

TOTAL HONG KONG		$2,857,739

HUNGARY – 0.1%

Magyar Telekom Telecommunications PLC	48,860	67,790

MOL Hungarian Oil & Gas PLC	3,093	139,852

OTP Bank PLC	7,640	148,049

Richter Gedeon Nyrt	9,810	163,746

TOTAL HUNGARY		$519,437

INDIA – 0.4%

Apollo Hospitals Enterprise Ltd. GDR	2,413	48,453

Axis Bank Ltd.- GDR Reg S	602	21,762

CESC Ltd. GDR	5,317	47,146

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

12

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Cipla Ltd. GDR	5,636	$59,432

Cox & Kings Ltd. GDR	14,973	61,674

Dr Reddy’s Laboratories Ltd. ADR	1,000	64,790

GAIL India Ltd. GDR	1,329	38,408

Grasim Industries Ltd. GDR	598	33,751

Great Eastern Shipping Co Ltd./The	2,055	59,122

Hindalco Industries Ltd. GDRΩ	44,300	56,979

ICICI Bank Ltd. ADR	2,400	20,688

Indiabulls Housing Finance Ltd. GDR	2,633	29,081

Infosys Ltd. ADR	7,100	128,936

Jain Irrigation Systems Ltd.	111,766	52,642

Larsen & Toubro Ltd. GDR - Reg S	3,719	79,029

Mahindra & Mahindra Ltd. GDR	3,030	54,843

NCC Ltd. GDR	27,494	33,845

Reliance Communication Ltd. GDRΩ	67,500	77,780

Reliance Industries Ltd. GDRΩ	6,460	185,402

Reliance Infrastructure GDR	2,000	36,402

State Bank of India GDR	1,700	61,625

Suzlon Energy Ltd. GDR	31,532	40,992

Tata Motors Ltd. ADR	2,690	79,543

Tata Steel Ltd. GDR	8,974	34,101

United Spirits Ltd. GDR	2,759	66,478

Videocon d2h Ltd. ADR*	4,800	46,896

Wipro Ltd. ADR#	2,200	27,236

WNS Holdings Ltd. ADR	1,800	61,326

TOTAL INDIA		$1,608,362

INDONESIA – 0.2%

Adaro Energy Tbk PT	1,122,800	48,808

AKR Corporindo Tbk PT	81,500	35,131

Astra International Tbk PT	253,700	109,357

Bank Central Asia Tbk PT	42,400	39,961

Bank Mandiri Persero Tbk PT	29,100	18,496

Bank Negara Indonesia Persero Tbk PT	54,200	18,829

Bank Rakyat Indonesia Persero Tbk PT	33,000	25,375

Charoen Pokphand Indonesia Tbk PT	200,000	36,530

Gudang Garam Tbk PT	6,700	21,024

Hanson International Tbk PT	614,900	30,324

Indo Tambangraya Megah Tbk PT	50,100	31,021

Indocement Tunggal Prakarsa Tbk PT	48,000	63,123

Indofood Sukses Makmur Tbk PT	54,400	21,959

Indosat Tbk PT	70,500	21,581

Kalbe Farma Tbk PT	995,800	104,036

Lippo Karawaci Tbk PT	200,700	17,449

Perusahaan Gas Negara Persero Tbk PT	453,300	99,353

Semen Indonesia Persero Tbk PT	60,700	43,460

Surya Semesta Internusa Tbk PT	410,000	19,321

Description	Number of Shares	Value
Tambang Batubara Bukit Asam Persero Tbk PT	66,300	$35,360

Telekomunikasi Indonesia Persero Tbk PT	480,300	94,042

Unilever Indonesia Tbk PT	14,800	40,007

United Tractors Tbk PT	42,600	56,333

TOTAL INDONESIA		$1,030,880

IRELAND – 0.1%

Bank of Ireland*	369,635	137,793

Icon PLC	2,100	134,127

TOTAL IRELAND		$271,920

ISRAEL – 0.3%

Bank Hapoalim BM	21,400	111,448

Bank Leumi Le-Israel BM*	13,094	49,680

Israel Discount Bank Ltd.*	13,897	25,351

Mizrahi Tefahot Bank Ltd.	2,704	32,805

Teva Pharmaceutical Industries Ltd.	14,200	870,170

Teva Pharmaceutical Industries Ltd. ADR	1,406	83,221

TOTAL ISRAEL		$1,172,675

ITALY – 1.3%

Astaldi SpA#	58,400	470,087

Banca Monte Dei Paschi Siena SpA*	9,471	17,414

Banco Popolare Sc*	888	13,290

Brembo-SpA	8,200	361,497

Enel SpA	104,200	480,793

Eni SpA	19,749	322,715

Exor SpA	71,584	3,554,089

Mediobanca SpA	28,700	288,774

Telecom Italia SpA ADR	3,377	46,940

UniCredit SpA	73,060	472,402

Unione di Banche Italiane SCPA#	16,686	124,955

TOTAL ITALY		$6,152,956

JAPAN – 15.2%

Adastria Holdings Co. Ltd.#	7,300	413,185

Aeon Co. Ltd.#	14,700	219,154

Ain Pharmaciez, Inc.	3,100	147,974

Aisin Seiki Co. Ltd.#	3,900	156,265

Alps Electric Co.	11,500	361,192

Amada Co. Ltd.	3,600	32,310

Aoyama Trading Co. Ltd.	400	14,685

Asahi Glass Co. Ltd.	11,000	63,537

Asahi Intecc Co. Ltd.	5,000	194,746

Asahi Kasei Corp.	23,000	142,285

Bank of Kyoto Ltd.	4,000	40,805

Bank of Yokohama Ltd.	13,000	81,801

Brother Industries Ltd.	18,900	244,022

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

13

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Canon Marketing Japan, Inc.	1,600	$24,477

Central Glass Co. Ltd.	82,000	407,724

Chiba Bank Ltd.	8,000	58,871

Chugoku Bank Ltd.	1,500	21,443

Citizen Holdings Co. Ltd.	2,900	22,158

Coca-Cola East Japan Co. Ltd.	2,500	35,303

Coca-Cola West Co. Ltd.	1,400	28,483

Cocokara fine, Inc.	4,700	187,735

CyberAgent Inc.#	87,734	3,635,286

Dai Nippon Printing Co. Ltd.#	7,000	72,976

Daido Steel Co. Ltd.#	5,000	19,267

Daifuku Co. Ltd.#	25,300	378,022

Daihatsu Motor Co. Ltd.	5,300	65,443

Dai-ichi Life Insurance Co. Ltd.	6,000	105,163

Daiichi Sankyo Co. Ltd.	1,700	33,593

Dainippon Ink & Chemicals, Inc.	7,000	19,143

Daiwa Securities Group, Inc.	520,493	3,589,146

DCM Holdings Co. Ltd.	28,600	190,793

Denki Kagaku Kogyo KK	8,000	37,458

Dentsu, Inc.	27,865	1,581,795

Dynam Japan Holdings Co. Ltd.	122,200	150,413

Ebara Corp.	14,000	61,142

Eizo Nanao Corp.	9,500	223,821

en-japan, Inc.	400	10,723

FANUC Corp.	34,276	6,122,642

FUJIFILM Holdings Corp.	4,557	183,232

Fujikura Ltd.	48,000	248,612

Fukuoka Financial Group, Inc.	8,690	46,161

Geo Holdings Corp.	12,300	185,005

Glory Ltd.	1,200	30,579

GMO Internet, Inc.	34,000	485,473

Gunma Bank Ltd.	3,000	19,019

H2O Retailing Corp.	1,000	19,615

Hachijuni Bank Ltd.	2,000	13,757

Heiwa Corp.	19,100	354,237

Hino Motors Ltd.	15,100	174,187

Hitachi Capital Corp.	1,800	52,134

Hitachi Chemical Co. Ltd.#	2,200	35,223

Hitachi Construction Machinery Co. Ltd.#	2,200	34,312

Hitachi High-Technologies Corp.	1,100	29,854

Hitachi Ltd.	36,000	209,699

Hitachi Transport System Ltd.	1,300	23,055

Hokuhoku Financial Group, Inc.	9,000	20,138

Honda Motor Co. Ltd.	22,600	757,391

Ibiden Co. Ltd.#	4,700	65,357

Idemitsu Kosan Co. Ltd.#	1,200	19,780

Iida Group Holdings Co. Ltd.	19,000	359,311

Inpex Corp.#	3,016	28,880

Description	Number of Shares	Value
Isuzu Motors Ltd.	19,700	$232,067

ITOCHU Corp.	53,700	678,203

Iyo Bank Ltd.	3,000	32,543

J Front Retailing Co. Ltd.	3,500	58,067

Japan Exchange Group, Inc.	224,949	3,661,224

Japan Tobacco, Inc.	42,310	1,476,485

JFE Holdings, Inc.	7,398	117,466

Joyo Bank Ltd.	9,000	47,137

JSR Corp.	900	14,327

Juroku Bank Ltd.	3,000	13,475

JX Holdings, Inc.	59,482	234,635

Kajima Corp.	72,000	415,878

Kamigumi Co. Ltd.	4,000	34,673

Kaneka Corp.	9,000	80,401

Kawasaki Kisen Kaisha Ltd.	21,000	47,510

Kayaba Industry Co. Ltd.	76,000	218,546

KDDI Corp.	12,000	292,964

Kobe Steel Ltd.#	64,000	81,677

Komatsu Ltd.	1,900	31,522

Konica Minolta, Inc.#	8,500	88,120

K’s Holdings Corp.#	800	28,408

Kuraray Co. Ltd.#	4,500	55,938

Kusuri No Aoki Co. Ltd.	5,500	263,902

Kyocera Corp.	1,274	58,099

Kyocera Corp. ADR	200	9,046

Kyowa Exeo Corp.	16,100	169,045

Kyowa Hakko Kirin Co. Ltd.	34,000	564,084

LIXIL Group Corp.	19,403	418,225

Marubeni Corp.	87,100	506,995

Medipal Holdings Corp.	2,200	38,724

Megmilk Snow Brand Co. Ltd.	33,300	696,245

Miraca Holdings, Inc.	2,800	125,532

Misumi Group, Inc.	11,700	154,067

Mitsubishi Chemical Holdings Corp.	32,500	204,798

Mitsubishi Corp.	15,310	280,711

Mitsubishi Gas Chemical Co., Inc.	40,100	225,307

Mitsubishi Heavy Industries Ltd.	30,000	152,673

Mitsubishi Materials Corp.	20,000	70,274

Mitsubishi UFJ Financial Group, Inc.	230,594	1,510,795

Mitsui & Co. Ltd.	8,537	108,985

Mitsui Chemicals, Inc.	96,000	366,752

Mitsui OSK Lines Ltd.#	16,000	43,093

Mizuho Financial Group, Inc.	556,200	1,153,699

Mochida Pharmaceutical Co. Ltd.	1,400	83,186

MS&AD Insurance Group Holdings	2,882	85,789

NEC Corp.	60,000	186,459

Nexon Co. Ltd.	34,300	479,808

Nhk Spring Co. Ltd.	4,600	47,308

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

14

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Nichirei Corp.	42,000	$275,313

Nihon Chouzai Co. Ltd.	6,900	303,630

Nikkiso Co. Ltd.#	27,700	224,961

Nikon Corp.	4,500	58,623

Nintendo Co. Ltd.	18,887	3,048,966

Nippo Corp.	2,000	35,121

Nippon Electric Glass Co. Ltd.	3,000	14,842

Nippon Express Co. Ltd.#	20,000	103,920

Nippon Paper Industries Co. Ltd.	2,200	41,003

Nippon Shokubai Co. Ltd.#	200	15,779

Nippon Steel & Sumitomo Metal Corp.	11,344	232,295

Nippon Telegraph & Telephone Corp.	30,600	1,137,579

Nippon Yusen KK	41,000	108,047

Nissan Motor Co. Ltd.#	90,800	952,997

Nisshinbo Holdings, Inc.#	3,000	40,996

NKSJ Holdings, Inc.	2,000	63,446

NOK Corp.	200	4,760

Nomura Holdings, Inc.	28,800	182,724

Nomura Real Estate Holdings, Inc.	1,100	23,692

NS Solutions Corp.	8,000	393,138

NTN Corp.*	5,000	25,151

NTT DoCoMo, Inc.	150,336	2,937,078

Obayashi Corp.	37,000	326,245

Oji Paper Co. Ltd.	17,000	88,614

Okamoto Industries, Inc.	11,000	100,182

Omron Corp.	14,500	484,855

Open House Co. Ltd.	20,500	377,654

Otsuka Corp.	3,400	165,393

Otsuka Holdings Co. Ltd.#	2,200	73,728

Paltac Corp.	14,200	280,893

Paramount Bed Holdings Co. Ltd.#	7,200	232,104

Resona Holdings, Inc.	120,350	641,893

Ricoh Co. Ltd.	46,600	505,506

Rohm Co. Ltd.	500	24,985

Sankyo Co. Ltd.	700	27,148

Sankyu, Inc.	34,000	193,006

Santen Pharmaceutical Co. Ltd.	16,700	228,488

Sawai Pharmaceutical Co. Ltd.	3,500	225,367

SBI Holdings, Inc.	3,500	40,056

SCSK Corp.	12,400	478,346

Sega Sammy Holdings, Inc.	2,000	21,198

Sekisui House Ltd.	10,900	182,871

Shimadzu Corp.	29,700	466,408

Shimamura Co. Ltd.	3,000	339,852

Shimizu Corp.	43,000	378,793

Shinko Electric Industries Co. Ltd.	32,700	200,530

Shinsei Bank Ltd.#	18,000	38,038

Shizuoka Bank Y50	2,000	20,254

Description	Number of Shares	Value
Showa Denko KK	19,000	$24,090

Showa Shell Sekiyu KK	5,000	44,336

Sky Perfect JSAT Holdings, Inc.	3,700	19,624

SMC Corp.#	5,787	1,502,980

Sony Corp.	133,436	3,848,158

Sumitomo Chemical Co. Ltd.	37,000	214,328

Sumitomo Corp.	28,507	314,316

Sumitomo Electric Industries Ltd.	17,700	244,151

Sumitomo Forestry Co. Ltd.	1,000	12,058

Sumitomo Heavy Industries Ltd.	8,000	36,463

Sumitomo Metal Mining Co. Ltd.	38,798	485,658

Sumitomo Mitsui Financial Group, Inc.#	30,900	1,244,502

Sumitomo Mitsui Trust Holdings, Inc.	40,000	155,034

Sumitomo Rubber Industries Ltd.	2,800	42,045

Suzuki Motor Corp.	1,123	37,132

T&D Holdings, Inc.#	11,300	150,017

Takashimaya Co. Ltd.	5,000	45,040

Takeuchi Manufacturing Co. Ltd.	20,200	385,687

TDK Corp.	2,700	173,854

Teijin Ltd.	12,000	42,761

Temp Holdings Co. Ltd.	29,800	448,222

Toda Corp.	62,000	339,620

Tokai Rika Co. Ltd.	900	19,765

Tokio Marine Holdings, Inc.	55,505	2,158,196

Toppan Printing Co. Ltd.	6,000	54,197

Toshiba Corp.*	45,000	127,948

Tosoh Corp.	6,000	30,778

Toyo Ink SC Holdings Co. Ltd.	1,000	4,152

Toyo Seikan Kaisha Ltd.	1,900	37,033

Toyo Tire & Rubber Co. Ltd.#	11,100	236,129

Toyoda Gosei Co. Ltd.	19,900	461,425

Toyota Tsusho Corp.	4,600	106,127

Trend Micro, Inc./Japan	13,700	537,578

Tsuruha Holdings, Inc.	3,000	239,165

Ube Industries Ltd.	15,000	31,698

UNY Group Holdings Co. Ltd.	6,000	33,413

Wacoal Holdings Corp.	13,500	170,498

Yamada Denki Co. Ltd.	6,000	27,198

Yamato Kogyo Co. Ltd.	500	13,425

Yokohama Rubber Co. Ltd.	21,050	408,196

Zojirushi Corp.	6,000	86,020

TOTAL JAPAN		$69,494,344

JORDAN – 0.0%**

Arab Potash Co.	1,467	44,426

Hikma Pharmaceuticals PLC	5,300	176,808

TOTAL JORDAN		$221,234

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

15

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

KAZAKHSTAN – 0.0%**

Kazkommertsbank JSC GDR*	28,000	$80,920

Nostrum Oil & Gas PLC#,*	4,923	32,634

TOTAL KAZAKHSTAN		$113,554

LEBANON – 0.0%**

Solidere GDR*	1,997	18,173

LITHUANIA – 0.0%**

Invalda Privatus Kapitalas AB*,††	7,855	14,987

LUXEMBOURG – 0.1%

Regus PLC	64,000	330,123

MALAYSIA – 0.3%

Astro Malaysia Holdings Bhd	21,000	13,980

Axiata Group Bhd	21,500	30,879

Batu Kawan Bhd	7,300	29,805

British American Tobacco Malaysia Bhd	1,800	25,902

Bumi Armada Bhd	102,000	23,031

CIMB Group Holdings Bhd	15,000	16,096

Dialog Group Bhd	33,220	12,372

DiGi.Com Bhd	15,200	18,611

Gamuda Bhd	22,400	23,464

Genting Bhd	235,108	406,076

Genting Malaysia Bhd	28,700	28,727

Hong Leong Bank Bhd	6,400	20,827

IHH Healthcare Bhd	60,800	89,304

IJM Corp. Bhd	33,720	26,059

IOI Corp. Bhd	19,080	18,920

Kuala Lumpur Kepong Bhd	5,700	30,225

Lafarge Malayan Cement Bhd	9,400	19,912

Malayan Banking Bhd	10,190	19,592

Maxis Bhd	10,900	16,720

Petronas Chemicals Group Bhd	38,400	56,760

Petronas Dagangan Bhd	5,500	28,806

Petronas Gas Bhd	3,200	17,117

PPB Group Bhd	8,100	29,149

Public Bank Bhd	4,800	20,201

RHB Capital Bhd	18,000	25,559

Sapurakencana Petroleum Bhd*	123,217	60,519

Sime Darby Bhd	14,246	27,723

Telekom Malaysia Bhd	22,900	35,501

Tenaga Nasional Bhd	23,225	68,442

Top Glove Corp. Bhd	11,300	24,962

UMW Holdings Bhd	7,100	13,585

WCT Holdings Bhd	42,020	13,400

YTL Corp. Bhd	57,476	20,202

TOTAL MALAYSIA		$1,312,428

Description	Number of Shares	Value

MEXICO – 0.4%

Alfa SAB de CV	45,700	$94,732

America Movil SAB de CV	369,224	328,591

Arca Continental SAB de CV	2,900	18,524

Cemex SAB de CV*	147,273	93,262

Coca-Cola Femsa SAB de CV	3,700	28,385

Compartamos SAB de CV	38,500	70,717

Fomento Economico Mexicano SAB de CV	12,800	126,320

Grupo Aeroportuario del Centro Norte SAB de CV	5,400	27,736

Grupo Aeroportuario del Pacifico SAB de CV	4,200	37,881

Grupo Aeroportuario del Sureste SAB de CV	2,300	35,644

Grupo Bimbo SAB de CV	9,200	26,016

Grupo Carso SAB de CV	11,400	51,017

Grupo Elektra SA de CV	1,460	29,080

Grupo Financiero Banorte SAB de CV	33,600	179,882

Grupo Financiero Inbursa SAB de CV	40,800	81,759

Grupo Mexico SAB de CV	43,921	107,052

Grupo Televisa SAB	32,000	186,252

Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	28,295	51,818

Industrias CH SAB de CV*	7,500	27,221

Industrias Penoles SAB de CV	3,930	52,060

Kimberly-Clark de Mexico SAB de CV	22,000	52,650

Mexichem SAB de CV	11,505	29,930

Organizacion Soriana SAB de CV	10,800	25,944

Promotora y Operadora de Infraestructura SAB de CV*	3,200	40,232

TV Azteca SAB de CV	95,000	15,241

Walmart de Mexico SAB de CV	33,200	87,935

TOTAL MEXICO		$1,905,881

NETHERLANDS – 1.3%

Aegon NV	58,710	361,797

ArcelorMittal	3,958	22,080

ArcelorMittal, NY Reg. Shares#	20,624	115,701

Corbion NV*	9,400	231,077

Heineken NV*	28,833	2,635,421

ING Groep NV*	63,284	921,027

Koninklijke Ahold NV	27,100	551,906

Koninklijke Boskalis Westminster NV	2,360	114,798

Koninklijke DSM NV	4,356	232,606

Koninklijke Philips NV	11,100	300,148

Koninklijke Philips NV	7,868	211,964

PostNL NV	37,000	152,821

TNT Express NV	1,322	11,121

TOTAL NETHERLANDS		$5,862,467

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

16

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

NEW ZEALAND – 0.0%**

Fletcher Building Ltd.	5,133	$25,930

NIGERIA – 0.0%**

Ecobank Transnational, Inc.	327,197	30,575

FBN Holdings PLC	692,496	17,743

Forte Oil PLC	18,204	26,522

TOTAL NIGERIA		$74,840

NORWAY – 0.3%

DNB ASA	1,393	17,739

Norsk Hydro ASA	10,786	38,667

Petroleum Geo-Services ASA#	2,167	9,023

Salmar ASA	18,800	307,553

Statoil ASA	25,782	413,276

Storebrand ASA*	3,766	13,177

Subsea 7 SA#	2,902	22,627

Yara International ASA	8,200	372,229

TOTAL NORWAY		$1,194,291

OMAN – 0.0%**

Oman Oil Marketing Co.	7,300	37,922

PERU – 0.1%

Alicorp SA	31,015	52,699

BBVA Banco Continental SA	19,615	18,576

Cia de Minas Buenaventura SA ADR	3,500	22,435

Credicorp Ltd.	1,110	125,630

Enersur SA	10,600	24,531

Ferreycorp SAA	60,958	25,987

Grana y Montero SA	32,600	26,108

Inretail Peru Corp.*	1,288	15,714

Intercorp Financial Services, Inc.	879	21,975

Luz del Sur SAA	6,400	18,689

Sociedad Minera Cerro Verde SAA*	1,400	24,500

Southern Copper Corp.#	3,259	90,470

TOTAL PERU		$467,314

PHILIPPINES – 0.2%

Aboitiz Equity Ventures, Inc.	19,020	22,749

Aboitiz Power Corp.	45,000	40,367

Alliance Global Group, Inc.	57,000	22,206

Ayala Corp.	1,830	30,487

Ayala Land, Inc.	48,200	36,907

Bank of the Philippine Islands	13,143	23,748

BDO Unibank, Inc.	10,662	23,159

Bloomberry Resorts Corp.*	158,600	20,833

D&L Industries, Inc.	178,200	37,109

Energy Development Corp.	215,400	30,548

First Gen Corp.	40,500	21,885

Description	Number of Shares	Value

Globe Telecom, Inc.	745	$36,279

GT Capital Holdings, Inc.	780	21,891

International Container Terminal Services, Inc.	8,420	14,837

JG Summit Holdings, Inc.	21,150	32,254

Jollibee Foods Corp.	12,000	52,798

LT Group, Inc.	54,700	14,604

Manila Electric Co.	6,870	47,688

Megaworld Corp.	163,000	16,328

Metro Pacific Investments Corp.	190,000	21,183

Metropolitan Bank & Trust	10,934	19,862

Philex Mining Corp.	216,150	24,930

Philippine Long Distance Telephone Co.	1,810	85,049

Puregold Price Club, Inc.	29,500	22,683

Robinsons Retail Holdings, Inc.	20,320	33,375

Semirara Mining And Power Co.	9,100	26,025

SM Investments Corp.	2,372	44,329

SM Prime Holdings, Inc.	81,100	37,415

Universal Robina Corp.	20,090	86,075

TOTAL PHILIPPINES		$947,603

POLAND – 0.2%

AmRest Holdings SE*	437	20,429

Asseco Poland SA	3,456	51,093

Bank Pekao SA	1,247	48,485

BRE Bank SA	390	36,635

Budimex SA	730	39,623

Cyfrowy Polsat SA	6,760	43,576

Enea SA	9,990	33,168

Energa SA	5,269	22,498

Eurocash SA	3,343	45,149

Grupa Kety SA	385	27,697

Grupa Lotos SA*	2,600	19,148

ING Bank Slaski SA	630	19,743

KGHM Polska Miedz SA	2,954	68,691

Kruk SA	437	20,802

LPP SA	15	28,314

Netia SA	12,067	17,237

Orbis SA	1,520	23,207

PGE SA	16,037	59,718

Polski Koncern Naftowy Orlen SA	3,404	55,292

Polskie Gornictwo Naftowe i Gazownictwo SA	19,528	34,666

Powszechna Kasa Oszczednosci Bank Polski SA	8,138	60,313

Powszechny Zaklad Ubezpieczen SA	530	51,535

Synthos SA	18,649	17,808

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

17

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Tauron Polska Energia SA	26,391	$20,693

Telekomunikacja Polska SA#	18,342	33,652

TOTAL POLAND		$899,172

PORTUGAL – 0.0%**

Banco Comercial Portugues SA#	394,943	22,714

Banco Espirito Santo SA*,††	15,937	—

EDP Renovaveis SA	5,470	39,778

TOTAL PORTUGAL		$62,492

QATAR – 0.1%

Al Meera Consumer Goods Co.	304	19,575

Barwa Real Estate Co.	1,849	22,806

Commercial Bank of Qatar QSC	2,530	36,974

Gulf International Services QSC	1,269	22,345

Industries Qatar QSC	1,336	45,142

Masraf Al Rayan	2,896	34,368

Ooredoo QSC	2,600	55,568

Qatar Electricity & Water Co.	709	41,407

Qatar Gas Transport Co. Nakilat††	3,565	24,131

Qatar Islamic Bank	675	21,917

Qatar National Bank SAQ	1,438	72,093

Qatar National Cement Co.	780	22,713

Qatar Navigation	783	21,316

Vodafone Qatar QSC	5,500	21,832

TOTAL QATAR		$462,187

RUSSIA – 0.4%

CTC Media, Inc.	16,400	27,716

Gazprom Neft OAO ADR	1,400	15,848

Gazprom OAO ADR	49,177	205,560

Globaltrans Investment PLC GDR	11,780	49,712

Lenta Ltd.-Reg S	2,046	15,365

LSR Group GDR	17,440	39,240

Lukoil PJSC ADR	4,315	156,419

Magnit OJSC GDR	4,526	206,024

Mail.Ru Group Ltd. GDR*	2,243	43,738

MegaFon OAO GDR	2,246	29,086

MMC Norilsk Nickel PJSC ADR	7,015	104,173

Mobile Telesystems OJSC ADR	9,500	66,785

NovaTek OAO GDR	662	60,540

Novolipetsk Steel OJSC GDR	7,200	88,560

OTCPharm PJSC*	3,313	12,039

QIWI PLC ADR	1,600	27,536

Rosneft OAO GDR	9,620	38,480

Rostelecom OJSC ADR	6,038	53,014

RusHydro PJSC ADR	141,960	141,960

Sberbank of Russia ADR	32,679	199,669

Severstal OAO GDR	4,127	48,534

Description	Number of Shares	Value
Sistema JSFC GDR	3,911	$27,181

Surgutneftegas OAO ADR	8,580	47,167

Tatneft OAO ADR	2,104	65,119

VimpelCom Ltd. ADR	4,700	17,766

VTB Bank OJSC GDR	31,468	69,167

X5 Retail Group NV GDR*	1,945	40,261

Yandex NV*	4,600	74,060

TOTAL RUSSIA		$1,970,719

SINGAPORE – 1.1%

Avago Technologies Ltd.	30,011	3,695,254

CapitaLand Ltd.	13,405	29,663

City Developments Ltd.	7,000	39,674

DBS Group Holdings Ltd.	48,000	591,734

Golden Agri-Resources Ltd.	126,000	35,077

Noble Group Ltd.	92,000	33,164

Oversea-Chinese Banking Corp.	7,600	48,989

Sembcorp. Industries Ltd.	13,800	35,266

Singapore Airlines Ltd.	14,000	107,931

United Overseas Bank Ltd.	5,800	84,170

UOL Group Ltd.	4,000	18,731

Wilmar International Ltd.	162,400	362,847

Wing Tai Holdings Ltd.	107,000	133,282

TOTAL SINGAPORE		$5,215,782

SOUTH AFRICA – 0.4%

African Bank Investments Ltd.#,††	36,266	—

Anglo American Platinum Ltd.*	800	14,030

AngloGold Ashanti Ltd.	7,633	64,935

Aspen Pharmacare Holdings Ltd.	3,808	85,524

AVI Ltd.	5,800	36,923

Barclays Africa Group Ltd.	1,569	20,135

Barloworld Ltd.	7,800	44,064

Bidvest Group Ltd.	4,748	121,453

Discovery Ltd.	1,805	19,303

Eoh Holdings Ltd.	1,443	15,953

Exxaro Resources Ltd.#	4,427	18,384

FirstRand Ltd.	8,478	31,115

Foschini Group Ltd.	1,768	18,061

Gold Fields Ltd.	15,890	42,208

Grindrod Ltd.	17,500	18,930

Impala Platinum Holdings Ltd.#	7,674	20,972

Life Healthcare Group Holdings Ltd.	10,800	30,124

Mediclinic International Ltd.	6,144	53,977

MMI Holdings Ltd.	11,271	20,442

Mondi Ltd.	2,200	51,178

Mr Price Group Ltd.	1,281	19,670

MTN Group Ltd.	13,937	158,917

Murray & Roberts Holdings Ltd.#,*	26,380	19,977

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

18

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Naspers Ltd.	1,073	$157,162

Nedbank Group Ltd.	1,119	18,637

Netcare Ltd.	26,000	74,041

Pick n Pay Stores Ltd.#	8,300	40,124

PPC Ltd.	10,921	13,139

Remgro Ltd.	1,196	23,961

Reunert Ltd.	3,450	16,822

RMB Holdings Ltd.	7,800	38,033

RMI Holdings	6,261	19,404

Sanlam Ltd.	4,426	19,989

Sasol Ltd.	7,091	227,082

Shoprite Holdings Ltd.	4,160	43,286

Sibanye Gold Ltd.	14,690	24,712

SPAR Group Limited	3,100	44,541

Standard Bank Group Ltd.	3,178	33,052

Steinhoff International Holdings Ltd.#	8,131	49,771

Tiger Brands Ltd.	2,590	59,260

Vodacom Group Ltd.	4,706	50,937

Wilson Bayly Holmes-Ovcon Ltd.	2,700	25,267

Woolworths Holdings Ltd.	2,704	20,031

TOTAL SOUTH AFRICA		$1,925,526

SOUTH KOREA – 1.3%

Amorepacific Corp.	147	48,675

BS Financial Group, Inc.	1,534	18,838

Celltrion, Inc.	763	51,534

Daewoo Engineering & Construction Co. Ltd.*	4,364	24,920

E-Mart Co. Ltd.	421	78,472

Green Cross Corp.	337	53,652

Green Cross Holdings Corp.	622	22,396

GS Holdings	600	26,420

Hana Financial Group, Inc.	727	17,728

Hyosung Corp.	194	19,910

Hyundai Department Store Co. Ltd.	230	25,319

Hyundai Glovis Co. Ltd.	170	29,301

Hyundai Heavy Industries Co. Ltd.	297	24,801

Hyundai Mobis	188	39,577

Hyundai Motor Co.	471	64,450

Hyundai Steel Co.	690	31,533

KB Financial Group, Inc.	881	27,936

Kia Motors Corp.	755	36,954

Korea Electric Power Corp.	2,500	112,714

Korea Zinc Co. Ltd.	90	37,419

KT Corp.	1,531	39,683

KT&G Corp.	523	52,298

LG Chem Ltd.	196	52,350

Description	Number of Shares	Value
LG Corp.	430	$24,894

LG Display Co. Ltd.*	906	17,166

LG Electronics, Inc.	770	33,163

LG Household & Health Care Ltd.	50	41,533

LG Uplus Corp.	2,560	24,588

Lotte Chemical Corp.	141	29,745

Lotte Shopping Co. Ltd.	90	18,315

Medy-Tox, Inc.	62	26,479

Naturalendo Tech Co. Ltd.	863	17,448

NHN Corp.	36	18,947

POSCO	320	51,085

Samsung C&T Corp.	297	40,380

Samsung Card Co. Ltd.	1,000	33,858

Samsung Electronics Co. Ltd. GDR	3,563	4,287,914

Samsung Fire & Marine Insurance Co. Ltd.	88	24,662

Samsung Life Insurance Co. Ltd.	231	22,086

Samsung Sdi Co. Ltd. Krw5000 0640	230	21,486

Shinhan Financial Group Co. Ltd.	1,102	42,096

SK Holdings Co. Ltd.††	135	31,617

SK Hynix, Inc.*	669	18,015

SK Innovation Co. Ltd.	600	62,366

SK Telecom Co. Ltd.	520	109,925

S-Oil Corp.	740	44,333

ViroMed Co. Ltd.	202	28,155

Woori Bank	2,508	21,823

Woori Investment & Securities Co. Ltd.	2,868	25,408

Yuhan Corp.	111	27,554

TOTAL SOUTH KOREA		$6,081,921

SPAIN – 3.8%

Amadeus IT Holding SA	82,501	3,516,394

Banco Bilbao Vizcaya Argentaria SA	342,438	2,952,246

Banco de Sabadell SA#	55,066	106,513

Banco Popular Espanol SA††	24,196	92,220

Banco Santander SA	131,361	736,701

Cemex Latam Holdings SA	4,828	16,799

Gamesa Corp. Tecnologica SA*	230,713	3,649,527

Gas Natural SDG SA	10,100	218,909

Grifols SA	85,613	3,971,009

Iberdrola SA	147,560	1,054,232

Mapfre SA	166,905	496,468

Repsol SA	30,592	386,025

TOTAL SPAIN		$17,197,043

SWEDEN – 2.2%

Atlas Copco AB Class A	85,469	2,230,874

Boliden AB	17,911	342,977

Evolution Gaming Group AB#	12,000	336,394

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

19

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Hexpol AB	21,700	$211,322

Holmen AB	346	10,436

Investor AB	46,467	1,726,288

Meda AB	27,582	405,809

Mycronic AB	16,500	117,808

Nordea Bank AB	41,621	460,369

Saab AB	1,300	36,625

Sandvik AB††	96,012	897,912

Securitas AB Class B	17,400	227,287

Skandinaviska Enskilda Banken AB	47,291	497,623

SSAB AB Class A#,*	3,828	13,849

SSAB AB Class B*	1,865	5,905

Svenska Cellulosa AB	11,459	337,994

Svenska Handelsbanken Class A	2,860	38,899

Swedbank AB	6,171	141,643

Swedish Orphan Biovitrum AB#	40,000	608,646

Tele2 AB	6,995	70,003

Telefonaktiebolaget LM Ericsson Class B	33,747	329,232

TeliaSonera AB	112,702	576,863

Volvo AB	35,800	371,889

TOTAL SWEDEN		$9,996,647

SWITZERLAND – 10.1%

ABB Ltd.	28,393	536,004

Actelion Ltd.	27,129	3,771,081

Adecco SA	3,459	257,557

Aryzta AG	2,060	92,950

Baloise Holding AG	3,851	462,455

Bucher Industries AG	1,000	227,831

Cembra Money Bank AG	5,100	304,416

Cie Financiere Richemont SA	33,459	2,870,477

Clariant AG	6,591	121,358

Credit Suisse Group AG	43,778	1,093,066

Dufry AG#	297	34,764

Galenica AG	447	655,724

Givaudan SA	2,059	3,687,015

Helvetia Holding AG	600	314,128

Holcim Ltd.#	34,169	1,927,560

Julius Baer Group Ltd.*	2,140	106,345

Lonza Group AG	811	119,133

Nestle SA*	34,145	2,611,525

Novartis AG*	81,647	7,421,704

OC Oerlikon Corp. AG	19,461	186,843

Pargesa Holding SA	2,700	171,541

Rieter Holding AG	1,380	227,289

Roche Holding AG	27,723	7,524,995

Sulzer AG	391	39,517

Swatch Group AG#	4,275	1,673,325

Description	Number of Shares	Value
Swatch Group Ag/The	617	$44,631

Swiss Life Holding AG	4,545	1,085,613

Swiss Re AG	11,294	1,050,047

Syngenta AG	7,569	2,548,397

Temenos Group AG*	8,200	383,682

U-Blox AG	1,728	334,429

UBS Group AG	151,460	3,030,885

Zurich Financial Services AG	4,950	1,308,549

TOTAL SWITZERLAND		$46,224,836

TAIWAN – 0.4%

Acer, Inc.*	40,222	17,098

Advanced Semiconductor Engineering, Inc.	18,804	21,895

Asia Cement Corp.	19,020	19,774

Asustek Computer, Inc.	2,700	24,203

AU Optronics Corp.	63,126	18,609

Catcher Technology Co. Ltd.	2,438	24,032

Cathay Financial Holding Co. Ltd.	21,479	30,700

Chang Hwa Commercial Bank	36,682	19,096

Cheng Shin Rubber Industry Co. Ltd.	26,358	47,823

China Steel Corp.	59,232	35,853

Chunghwa Telecom Co. Ltd.	26,024	79,923

Compal Electronics, Inc.	30,736	19,220

CTBC Financial Holding Co. Ltd.	43,146	23,724

Delta Electronics, Inc.	4,888	24,994

D-Link Corp.	38,604	12,308

E.Sun Financial Holding Co. Ltd.	33,250	20,024

Eva Airways Corp.*	31,000	18,239

Far Eastern Department Stores Co. Ltd.	70,264	42,639

Far Eastern New Century Corp.	61,475	56,052

Far EasTone Telecommunications Co. Ltd.	11,000	23,854

First Financial Holding Co. Ltd.	41,858	20,308

Formosa Chemicals & Fibre Corp.	16,198	37,173

Formosa Petrochemical Corp.	11,990	29,215

Formosa Plastics Corp.	22,601	52,563

Foxconn Technology Co. Ltd.	6,213	16,344

Fubon Financial Holding Co. Ltd.	18,314	29,730

Giant Manufacturing Co. Ltd.	3,000	22,687

Hiwin Technologies Corp.	7,000	39,136

Hon Hai Precision Industry Co. Ltd.	29,958	79,916

Hotai Motor Co. Ltd.	2,000	23,503

Hua Nan Financial Holdings Co. Ltd.	42,541	20,508

Lite-On Technology Corp.	18,573	19,338

MediaTek, Inc.	3,082	24,162

Mega Financial Holding Co. Ltd.	28,175	20,569

Nan Ya Plastics Corp.	25,597	51,015

Novatek Microelectronics Corp.	5,145	17,592

Pou Chen Corp.	26,157	37,064

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

20

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
President Chain Store Corp.	7,496	$49,876

Quanta Computer, Inc.	16,571	28,330

Realtek Semiconductor Corp.	14,315	30,029

Shin Kong Financial Holding Co. Ltd.	75,111	18,024

Siliconware Precision Industries Co.	15,000	19,892

SinoPac Financial Holdings Co. Ltd.	78,958	26,146

Tainan Spinning Co. Ltd.	70,805	33,697

Taiwan Cement Corp.	32,057	35,747

Taiwan Cooperative Financial Holding Co. Ltd.	48,334	21,663

Taiwan Mobile Co. Ltd.	12,874	40,648

Taiwan Semiconductor Manufacturing Co. Ltd.	41,911	176,224

Tatung Co. Ltd.*	116,916	21,357

Teco Electric & Machinery	50,000	43,741

TTY Biopharm Co. Ltd.	6,000	17,059

Tung Ho Steel Enterprise Corp.	37,476	20,375

Uni-President Enterprises Corp.	38,614	65,420

United Microelectronics Corp.	59,000	21,627

Walsin Lihwa Corp.*	120,000	29,017

Wistron Corp.	35,348	17,857

Yuanta Financial Holding Co. Ltd.	48,576	19,153

Yulon Motor Co. Ltd.	27,640	29,374

TOTAL TAIWAN		$1,886,139

THAILAND – 0.2%

Advanced Info Service PCL	7,100	46,512

Airports of Thailand PCL	4,400	36,865

Bangkok Bank PCL	3,500	16,483

Bangkok Dusit Med Service	89,000	47,543

Bangkok Expressway PCL	24,400	24,697

BEC World PCL	18,000	15,942

Berli Jucker PCL	24,300	25,620

Big C Supercenter PCL	2,700	15,182

BTS Group Holdings PCL	75,000	20,349

Bumrungrad Hospital PCL	7,100	43,118

Charoen Pokphand Foods PCL	34,200	19,904

CP ALL PCL	20,400	28,678

Electricity Generating PCL	8,600	37,599

Glow Energy PCL	9,100	21,939

Hana Microelectronics PCL	113,100	109,705

Indorama Ventures PCL	46,100	29,941

Intouch Holdings PCL Class F	9,300	19,611

IRPC PCL	136,600	15,670

Kasikornbank PCL	6,600	32,010

Krung Thai Bank PCL	29,250	14,063

Minor International PCL	32,200	27,612

PTT Exploration & Production PCL	12,009	24,648

PTT Global Chemical PCL	24,800	38,873

Description	Number of Shares	Value
PTT Global Chemical PCL (Foreign)	1,681	$2,635

PTT PCL	6,700	51,803

Ratchaburi Electricity Generating Holding PCL	19,500	29,057

Siam Cement PCL	2,950	37,489

Siam Commercial Bank PCL	8,600	32,279

Thai Beverage PCL	44,669	21,523

Thai Oil PCL	15,800	24,099

Thai Union Group PCL	40,056	19,934

TMB Bank PCL	272,000	20,342

Total Access Communication PCL	9,500	18,163

True Corp. PCL	75,225	21,361

TOTAL THAILAND		$991,249

TURKEY – 0.2%

Akbank TAS	18,056	46,388

Akenerji Elektrik Uretim AS*	1	—

Anadolu Efes Biracilik Ve Malt Sanayii AS	4,363	34,420

Arcelik AS	9,184	50,088

BIM Birlesik Magazalar AS	3,533	71,862

Coca-Cola Icecek AS	1,342	17,009

Dogus Otomotiv Servis ve Ticaret AS	6,600	23,997

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	18,651	18,105

Enka Insaat ve Sanayi AS	11,299	20,036

Eregli Demir ve Celik Fabrikalari TAS	49,090	69,710

Ford Otomotiv Sanayi A.S.	2,640	31,060

Haci Omer Sabanci Holding AS	16,548	52,560

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*	49,273	22,140

KOC Holding AS	7,937	35,935

Koza Altin Isletmeleri AS	2,800	15,751

Petkim Petrokimya Holding AS*	16,518	24,362

TAV Havalimanlari Holding AS	2,083	16,362

Tekfen Holding AS	18,500	26,461

Tofas Turk Otomobil Fabrikasi AS	4,425	29,218

Tupras Turkiye Petrol Rafinerileri AS	4,136	109,238

Turk Hava Yollari	6,597	19,483

Turk Telekomunikasyon AS	14,990	32,341

Turkcell Iletisim Hizmetleri AS*	24,533	97,614

Turkiye Garanti Bankasi AS	21,273	55,237

Turkiye Halk Bankasi AS	5,652	21,228

Turkiye Is Bankasi	13,285	22,693

Turkiye Vakiflar Bankasi Tao	22,040	31,449

Ulker Biskuvi Sanayi AS	2,822	19,069

Yazicilar Holding AS#	2,968	16,543

TOTAL TURKEY		$1,030,359

UNITED ARAB EMIRATES – 0.1%

Abu Dhabi Commercial Bank PJSC††	17,059	34,833

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

21

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Abu Dhabi National Hotels	32,000	$23,959

Air Arabia PJSC	52,120	19,157

Aldar Properties PJSC	73,140	45,401

Arabtec Holding Co.*	50,342	22,341

Dana Gas PJSC	197,244	25,239

DP World Ltd.	3,596	72,675

Dubai Financial Market	56,800	22,114

Emaar Properties PJSC	35,499	62,338

First Gulf Bank PJSC	12,315	41,408

National Bank of Abu Dhabi PJSC††	13,958	33,061

Ras Al Khaimah Ceramics	21,048	20,057

Union National Bank PJSC	19,982	30,465

TOTAL UNITED ARAB EMIRATES		$453,048

UNITED KINGDOM – 12.3%

3i Group PLC	532,629	4,113,694

Abcam PLC	22,900	212,168

Admiral Group PLC	28,100	698,731

Alent PLC	34	261

Anglo American PLC#	45,407	382,615

AstraZeneca PLC	4,500	287,927

Auto Trader Group PLC*	75,300	451,559

Aviva PLC	36,221	271,373

BAE Systems PLC	110,400	749,354

Barclays PLC	86,500	309,367

Barclays PLC ADR	41,993	597,560

Barratt Developments PLC	42,827	404,383

Beazley PLC	56,100	314,453

Berkeley Group Holdings PLC	18,100	925,815

Betfair Group PLC	9,600	477,573

BP PLC	120,500	717,784

BP PLC ADR	58,795	2,098,981

BT Group PLC	51,900	372,040

Carnival PLC ADR#	1,057	58,928

Centrica PLC	127,600	444,755

Chemring Group PLC	46,900	124,357

Computacenter PLC	14,558	169,778

Crest Nicholson Holdings PLC	50,000	419,313

Dairy Crest Group PLC	13,900	137,997

Debenhams PLC	148,800	205,188

Diageo PLC	103,524	2,997,932

Direct Line Insurance Group PLC	42,350	257,490

Domino’s Pizza Group PLC	18,800	316,193

DS Smith PLC*	22,400	133,638

GlaxoSmithKline PLC	20,500	444,017

Glencore Xstrata PLC	362,058	627,914

Greggs PLC*	13,600	249,072

Howden Joinery Group PLC	29,700	212,261

Description	Number of Shares	Value
HSBC Bank PLC	96,252	$1,515,505

HSBC Holdings PLC	80,746	631,847

Indivior PLC	127,932	405,482

Investec PLC	3,817	31,893

ITC Ltd. GDR	21,798	116,641

ITV PLC	951,097	3,700,698

J Sainsbury PLC#	106,006	435,345

JD Sports Fashion PLC	19,800	294,705

John Wood Group PLC	11,500	105,838

Kingfisher PLC	37,797	205,743

Kuwait Finance House	23,524	43,470

Lloyds Banking Group PLC*	2,688,870	3,056,212

Lloyds Banking Group PLC ADR	25,754	117,953

Mitie Group PLC#	30,500	151,118

Mondi PLC	10,000	231,855

Neteller PLC	50,100	234,791

Old Mutual PLC	105,300	344,626

Premier Foods PLC*	201,280	105,499

Reckitt Benckiser Group PLC	58,379	5,709,385

Redrow PLC	34,600	247,547

Rexam PLC	55,647	463,239

Rightmove PLC*	8,600	508,963

Rolls Royce Holdings PLC††	21,344,545	32,905

Rolls-Royce Holdings*	28,630,332	44,136

Rolls-Royce Holdings PLC	230,254	2,440,335

Royal Bank of Scotland Group PLC*	18,888	92,477

Royal Bank of Scotland Group PLC ADR*	9,368	90,682

Royal Dutch Shell PLC	6,165	160,616

Royal Dutch Shell PLC ADR#	23,229	1,223,936

Royal Dutch Shell PLC ADR	8,421	441,766

Royal Dutch Shell PLC Class B	35,900	940,834

Royal Mail PLC	6,833	46,907

Shire PLC	91,180	6,922,697

Standard Chartered PLC	223,124	2,481,372

Tate & Lyle PLC	19,500	179,615

Vesuvius PLC	33,100	182,318

Vodafone Group PLC	348,699	1,151,704

Vodafone Group PLC ADR	23,770	783,697

WM Morrison Supermarkets PLC#	125,395	325,724

TOTAL UNITED KINGDOM		$56,384,547

UNITED STATES – 2.2%

Freeport-McMoRan Copper & Gold, Inc.	68,877	810,682

Las Vegas Sands Corp.	84,527	4,184,932

Schlumberger Ltd.	31,669	2,475,249

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

22

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Wynn Resorts Ltd.#	33,829	$2,366,339

TOTAL UNITED STATES		$9,837,202

TOTAL COMMON STOCKS (COST $384,314,934)		$398,649,376

INVESTMENT COMPANIES – 7.6%

DFA International Small Cap Value Portfolio	303	5,882

Ishares Currency Hedged MSCI	585,000	15,806,700

Wisdomtree Japan Hedged Equity	353,500	18,838,015

TOTAL INVESTMENT COMPANIES (COST $32,248,921)		$34,650,597

PREFERRED STOCKS – 0.4%

BRAZIL – 0.2%

Alpargatas SA 2.82%	10,197	21,814

Banco Bradesco SA 0.87%	8,554	46,579

Braskem SA 2.31%	3,300	18,637

Cia Energetica de Minas Gerais 7.09%	12,676	23,534

Cia Energetica de Sao Paulo 18.70%	5,900	24,784

Gerdau SA 1.62%	13,300	18,726

Itau Unibanco Holding SA 0.62%	8,186	56,186

Itausa - Investimentos Itau SA 0.77%	12,510	23,356

Lojas Americanas SA 0.27%	7,127	30,880

Petroleo Brasileiro SA	82,559	165,052

Telefonica Brasil SA 0.51%	14,210	147,201

Usinas Siderurgicas de Minas Gerais SA 1.79%*	19,100	13,768

Vale SA 7.74%	26,141	95,100

TOTAL BRAZIL		$685,617

CHILE – 0.0%**

Embotelladora Andina SA 2.46%	5,300	19,436

Sociedad Quimica y Minera de Chile SA 2.85%	2,440	46,962

TOTAL CHILE		$66,398

COLOMBIA – 0.0%**

Avianca Holdings SA 11.92%	23,964	12,243

Grupo Aval Acciones y Valores 5.65%	56,400	22,583

Grupo de Inv Suramericana 1.42%	3,598	45,158

TOTAL COLOMBIA		$79,984

GERMANY – 0.2%

Bayerische Motoren Werke AG 3.90%	335	27,117

Porsche Automobil Holding SE 4.08%	1,094	51,249

Volkswagen AG 3.69%	7,247	871,030

TOTAL GERMANY		$949,396

PHILIPPINES – 0.0%**

Ayala Land Voting 1.23%††	178,200	381

Description	Number of Shares	Value

RUSSIA – 0.0%**

Surgutneftegas OAO ADR 20.17%	9,400	$63,497

TOTAL PREFERRED STOCKS (COST $3,315,659)		$1,845,273

MONEY MARKET FUND – 2.7%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	12,279,236	12,279,236

TOTAL MONEY MARKET FUND (COST $12,279,236)		$12,279,236

RIGHTS – 0.0%**

KUWAIT – 0.0%**

Burgan Bank*	1,853	—

SPAIN – 0.0%**

Banco Santander SA*	131,361	7,222

TUNISIA – 0.0%**

Societe D’Articles Hygieniques*,††	2,800	28

TOTAL RIGHTS (COST $7,448)		$7,250

CALL WARRANTS – 0.0%**

Citigroup Global Markets -

Boubyan Petrochemicals Co., Expire 3/24/16*	15,285	27,236

Citigroup Global, Expire 3/24/2016*	21,839	59,092

Mobile Telecommunications Co., Expire 3/24/16*	71,880	88,946

JPMorgan Chase Bank NA -

WCT Holdings -Cw20, Expire 8/27/2020*	8,320	271

TOTAL CALL WARRANTS (COST $224,216)		$175,545

CERTIFICATES – 0.1%

Citigroup Global Markets -

Boubyan Bank K.S.C., Expire 3/24/16*	16,065	23,060

Citi Agility, Expire 3/24/16	30,345	54,071

Commercial Bank of Kuwait, Expire 3/17/17*	9,876	16,946

Gulf Bank, Expire 3/24/16*	23,890	20,890

Kuwait Food Co., Expire 3/24/16*	3,988	29,741

Qurain Petrochemical, Expire 3/24/16*	48,391	47,747

HSBC Bank PLC -

Aditya Birla Nuvo Ltd., Expire 6/30/16	880	27,798

Ambuja Cements Ltd., Expire 10/30/15	8,400	26,603

Asian Paints Ltd., Expire 3/10/16	1,985	25,233

HDFC Bank Limited, Expire 3/10/16	1,970	33,150

NTPC Ltd., Expire 3/10/16	15,781	32,072

Sultan, Expire 7/20/18	57,830	14,503

TOTAL CERTIFICATES (COST $423,338)		$351,814

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

23

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 0.8%

FRANCE – 0.8%

Unibail-Rodamco SE	12,579	$3,514,839

NIGERIA – 0.0%**

Afriland Properties PLC*,††	24,606	—

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $2,955,757)		$3,514,839

TOTAL INVESTMENTS IN SECURITIES – 98.8% (COST $435,769,509)		$451,473,930

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.6%

REPURCHASE AGREEMENTS – 3.6%

BNP Paribas Securities Corp., 0.09%, dated 10/30/15, due 11/02/15, repurchase price $3,090,927, collateralized by U.S. Government & Treasury Securities 0.00% to 7.50%, maturing 8/01/16 to 11/12/45; total market value of $3,152,722.	$3,090,904	$3,090,904

Citigroup Global Markets, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $3,090,930, collateralized by U.S. Government & Treasury Securities 2.00% to 6.50%, maturing 12/31/16 to 11/01/45; total market value of $3,152,722.	3,090,904	3,090,904

HSBC Securities USA, Inc., 0.06%, dated 10/30/15, due 11/02/15, repurchase price $3,090,919, collateralized by U.S. Government Securities 0.00% to 8.95%, maturing 11/12/15 to 7/15/37; total market value of $3,152,729.	3,090,904	3,090,904

Mizuho Securities USA, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $3,090,930, collateralized by U.S. Government Securities 0.00% to 9.50%, maturing 3/01/18 to 12/15/43; total market value of $3,152,722.	3,090,904	3,090,904

RBC Capital Markets LLC, 0.10%, dated 10/30/15, due 11/02/15, repurchase price $3,090,930, collateralized by U.S. Government & Treasury Securities 0.24% to 7.00%, maturing 2/02/18 to 5/20/65; total market value of $3,152,722.	3,090,904	3,090,904

Royal Bank of Scotland PLC, 0.07%, dated 10/30/15, due 11/02/15, repurchase price $813,363, collateralized by U.S. Treasury Securities 0.07% to 3.34%, maturing 8/15/16 to 8/15/21; total market value of $829,625.	813,358	813,358

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $16,267,878)		$16,267,878

Description	Par Value	Value

TOTAL INVESTMENTS – 102.4% (COST $452,037,387)		$467,741,808

COLLATERAL FOR SECURITIES ON LOAN – (3.6%)		(16,267,878)

OTHER ASSETS LESS LIABILITIES – 1.2%		5,467,630

TOTAL NET ASSETS – 100.0%		$456,941,560

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

24

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Cost of investments for Federal income tax purposes is $456,679,411. The net unrealized appreciation/(depreciation) of investments was $11,062,397. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $53,665,936 and net unrealized depreciation from investments for those securities having an excess of cost over value of $42,603,539.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Australia	$9,935,254	$851,478	$—	$10,786,732

Austria	2,168,953	—	—	2,168,953

Belgium	4,039,217	—	—	4,039,217

Bermuda	37,565	—	—	37,565

Botswana	45,168	—	—	45,168

Brazil	1,265,367	—	—	1,265,367

Bulgaria	8,906	—	—	8,906

Canada	15,487,698	37,750	—	15,525,448

Chile	890,826	—	—	890,826

China	12,701,501	385,679	—	13,087,180

Colombia	2,834,575	—	—	2,834,575

Croatia	15,607	—	—	15,607

Czech Republic	385,766	—	—	385,766

Denmark	6,988,242	—	—	6,988,242

Egypt	857,404	—	—	857,404

Finland	1,343,002	—	—	1,343,002

France	39,607,413	—	—	39,607,413

Germany	41,984,667	—	—	41,984,667

Ghana	—	7,629	—	7,629

Greece	515,780	—	—	515,780

Hong Kong	2,857,739	—	—	2,857,739

Hungary	519,437	—	—	519,437

India	1,608,362	—	—	1,608,362

Indonesia	1,030,880	—	—	1,030,880

Ireland	271,920	—	—	271,920

Israel	1,172,675	—	—	1,172,675

Italy	6,152,956	—	—	6,152,956

Japan	69,494,344	—	—	69,494,344

Jordan	221,234	—	—	221,234

Kazakhstan	113,554	—	—	113,554

Lebanon	18,173	—	—	18,173

Lithuania	—	14,987	—	14,987

Luxembourg	330,123	—	—	330,123

Malaysia	1,312,428	—	—	1,312,428

Mexico	1,905,881	—	—	1,905,881

Netherlands	5,862,467	—	—	5,862,467

New Zealand	25,930	—	—	25,930

Nigeria	74,840	—	—	74,840

Norway	1,194,291	—	—	1,194,291

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

25

Wilmington Multi-Manager International Fund (continued)

	Level 1	Level 2	Level 3	Total

Oman	$37,922	$—	$—	$37,922

Peru	467,314	—	—	467,314

Philippines	947,603	—	—	947,603

Poland	899,172	—	—	899,172

Portugal	62,492	—	—	62,492

Qatar	418,481	43,706	—	462,187

Russia	1,802,261	168,458	—	1,970,719

Singapore	5,215,782	—	—	5,215,782

South Africa	1,925,526	—	—	1,925,526

South Korea	6,001,629	80,292	—	6,081,921

Spain	17,104,823	92,220	—	17,197,043

Sweden	9,098,735	897,912	—	9,996,647

Switzerland	46,224,836	—	—	46,224,836

Taiwan	1,886,139	—	—	1,886,139

Thailand	991,249	—	—	991,249

Turkey	1,030,359	—	—	1,030,359

United Arab Emirates	361,195	91,853	—	453,048

United Kingdom	54,719,496	1,665,051	—	56,384,547

United States	9,837,202	—	—	9,837,202

Investment Companies	34,650,597	—	—	34,650,597

Preferred Stock

Brazil	685,617	—	—	685,617

Chile	66,398	—	—	66,398

Colombia	79,984	—	—	79,984

Germany	949,396	—	—	949,396

Philippines	—	381	—	381

Russia	63,497	—	—	63,497

Money Market Fund	12,279,236	—	—	12,279,236

Rights

Kuwait	—	—	—	—

Spain	7,222	—	—	7,222

Tunisia	—	28	—	28

Call Warrants	175,545	—	—	175,545

Certificates	138,384	213,430	—	351,814

Real Estate Investment Trust

France	—	3,514,839	—	3,514,839

Nigeria	—	—	—	—

Repurchase Agreements	—	16,267,878	—	16,267,878

Total Investments in Securities	443,408,237	24,333,571	—	467,741,808

Other Financial Instruments^

Forward Foreign Currency Contracts	$—	$1,416	$—	$1,416

Total Assets	$443,408,237	$24,334,987	$—	$467,743,224

Liabilities

Other Financial Instruments^

Forward Foreign Currency Contracts	$—	$(809)	$—	$(809)

Total Liabilities	$—	$(809)	$—	$(809)

^ Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

26

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

*	Non-income producing security.

^	7-Day net yield.

††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2015, the value of these securities amounted to $2,019,005 representing 0.44% of total net assets.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2015, these liquid restricted securities amounted to $320,161 representing 0.1% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

LLC - Limited Liability Corporation

MTN - Medium Term Note

PCL - Public Company Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

At October 31, 2015, the International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/2/2015	Bank of New York	35,571,965 Japanese Yen	$294,496	$294,787	$ 291
11/2/2015	Royal Bank of Canada	8,976,406 Japanese Yen	74,642	74,388	(254)
11/2/2015	Royal Bank of Canada	7,479,983 Japanese Yen	62,121	61,987	(134)
11/2/2015	Royal Bank of Canada	5,985,053 Japanese Yen	49,706	49,599	(107)
11/2/2015	Royal Bank of Canada	4,106,190 Japanese Yen	34,102	34,028	(74)
11/2/2015	Bank of New York	74,412 Australian Dollar	52,827	53,063	236
11/4/2015	Bank of New York	19,516,073 Japanese Yen	161,101	161,737	636
11/4/2015	RBC Dexia Investor Services Bank	13,370,536 Japanese Yen	110,803	110,807	4
11/4/2015	RBC Dexia Investor Services Bank	12,187,357 Japanese Yen	100,998	101,001	3
11/4/2015	RBC Dexia Investor Services Bank	2,971,642 Japanese Yen	24,626	24,627	1
11/4/2015	RBC Dexia Investor Services Bank	278,426 Japanese Yen	2,307	2,307	—
11/4/2015	Bank of New York	23,439 Australian Dollar	16,579	16,711	132
11/5/2015	Bank of New York	23,359,282 Japanese Yen	193,516	193,589	73
11/5/2015	RBC Dexia Investor Services Bank	12,023,841 Japanese Yen	99,800	99,647	(153)
11/5/2015	RBC Dexia Investor Services Bank	4,813,389 Japanese Yen	39,919	39,891	(28)
11/5/2015	RBC Dexia Investor Services Bank	3,759,929 Japanese Yen	31,182	31,160	(22)
11/5/2015	RBC Dexia Investor Services Bank	713,977 Japanese Yen	5,921	5,917	(4)
CONTRACTS SOLD
11/2/2015	Royal Bank of Canada	1,743,777 Japanese Yen	14,486	14,451	35
11/2/2015	Royal Bank of Canada	72,998 Australian Dollar	52,033	52,055	(22)
11/2/2015	Royal Bank of Canada	31,649 Australian Dollar	22,559	22,569	(10)
11/2/2015	Royal Bank of Canada	4,593 Australian Dollar	3,278	3,275	3
11/2/2015	Royal Bank of Canada	3,476 Australian Dollar	2,481	2,479	2
11/2/2015	Royal Bank of Canada	1,842 Australian Dollar	1,312	1,313	(1)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$ 607

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

27

Wilmington Multi-Manager International Fund (concluded)

At October 31, 2015, the International Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/2/2015	RBC Dexia Investor Services Bank	313,120 Canadian Dollar	$237,158	$239,461	$ 2,303
11/2/2015	RBC Dexia Investor Services Bank	259,874 Euro	285,835	285,770	(65)
11/2/2015	RBC Dexia Investor Services Bank	196,578 Canadian Dollar	148,889	150,335	1,446
11/2/2015	RBC Dexia Investor Services Bank	182,090 Canadian Dollar	137,916	139,256	1,340
11/2/2015	RBC Dexia Investor Services Bank	111,366 Euro	122,491	122,463	(28)
11/2/2015	Bank of New York	67,777 Canadian Dollar	51,504	51,833	329
11/2/2015	Bank of New York	49,398 Euro	54,168	54,321	153
11/2/2015	Bank of New York	36,724 Pound Sterling	56,232	56,614	382
11/2/2015	Westpack Banking Corp.	23,876 Hong Kong Dollar	3,081	3,081	—
11/2/2015	Bank of New York	8,481 Swedish Krona	994	993	(1)
11/2/2015	Westpack Banking Corp.	2,218 Swiss Franc	2,242	2,244	2
CONTRACTS SOLD
11/2/2015	Bank of New York	287,802 Danish Krone	42,317	42,434	(117)
11/2/2015	Bank of New York	95,094 Pound Sterling	145,571	146,595	(1,024)
11/2/2015	Bank of New York	18,240 Euro	19,993	20,058	(65)
11/2/2015	Westpack Banking Corp.	2,011 Pound Sterling	3,081	3,100	(19)
11/2/2015	Westpack Banking Corp.	1,463 Pound Sterling	2,242	2,256	(14)
11/3/2015	Bank of New York	76,958 Swedish Krona	9,027	9,008	19
11/3/2015	Bank of New York	67,360 Pound Sterling	104,036	103,841	195
11/3/2015	Bank of New York	37,004 Euro	40,734	40,692	42
11/3/2015	Bank of New York	1,813 Canadian Dollar	1,387	1,387	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$4,878

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

28

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager Alternatives Fund

At October 31, 2015, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Common Stocks	24.2%
Corporate Bonds	20.3%
Investment Companies	18.2%
U.S. Government Obligation	0.6%
Purchased Options	0.0%[3]
Cash Equivalent[1]	35.8%
Securities Sold Short	(10.4)%
Written Options	(0.4)%
Other Assets and Liabilities – Net[2]	11.7%

TOTAL	100.0%

(1)	Cash Equivalent includes investment in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2015  (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 24.2%

BIOTECHNOLOGY – 2.6%

Amgen, Inc.Ö	3,020	$477,704

Amicus Therapeutics, Inc.*,Ö	20,263	151,973

Biogen Idec, Inc.*	2,114	614,138

BioMarin Pharmaceutical, Inc.*	2,742	320,924

Celgene Corp.*,Ö	4,899	601,156

Exact Sciences Corp.*,Ö	12,000	99,960

Fate Therapeutics, Inc.*	17,200	75,680

Incyte Corp.*	2,063	242,464

Minerva Neurosciences, Inc.*	10,000	52,400

Neurocrine Biosciences, Inc.*,Ö	4,842	237,694

Ophthotech Corp.*	2,574	128,520

Otonomy, Inc.*,Ö	11,575	250,483

Pfenex, Inc.*	5,591	101,085

Radius Health, Inc.*,Ö	7,376	473,761

Regeneron Pharmaceuticals, Inc.*	1,060	590,833

Sage Therapeutics, Inc.*	3,400	170,782

TOTAL BIOTECHNOLOGY		$4,589,557

Description	Number of Shares	Value

COMMERCIAL BANKS – 1.2%

CIT Group, Inc.Ö	49,549	$ 2,130,607

COMPUTERS & PERIPHERALS – 0.9%

Apple, Inc.Ö	13,312	1,590,784

CONSTRUCTION MATERIALS – 0.9%

Vulcan Materials Co.Ö	16,654	1,608,443

DIVERSIFIED CONSUMER SERVICES – 0.0%**

Service Corp. International	2,500	70,650

HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%

ABIOMED, Inc.*	2,100	154,686

DENTSPLY International, Inc.	4,166	253,498

Edwards Lifesciences Corp.*,Ö	1,314	206,495

LDR Holding Corp.*,Ö	31,910	807,323

Medtronic PLCÖ	6,700	495,264

Neovasc, Inc.	39,487	220,732

NuVasive, Inc.*,Ö	2,600	122,616

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$ 2,260,614

HEALTH CARE PROVIDERS & SERVICES – 1.6%

Acadia Healthcare Co., Inc.*,Ö	3,600	221,076

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

29

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value

Aetna, Inc.Ö	2,872	$329,648

athenahealth, Inc.*	500	76,225

Brookdale Senior Living, Inc.*,Ö	10,785	225,514

Centene Corp.*,Ö	2,854	169,756

Community Health Systems, Inc.*	7,812	219,049

HCA Holdings, Inc.*,Ö	3,600	247,644

RadNet, Inc.*	8,300	54,863

Surgical Care Affiliates, Inc.Ö	4,292	127,086

Team Health Holdings, Inc.*,Ö	8,185	488,399

Tenet Healthcare Corp.*	16,692	523,628

VCA, Inc.*,Ö	3,900	213,603

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,896,491

HOTELS, RESTAURANTS & LEISURE – 0.7%

ClubCorp Holdings, Inc.	63,250	1,292,830

HOUSEHOLD DURABLES – 0.7%

Jarden Corp.*	26,000	1,164,800

INTERNET & CATALOG RETAIL – 0.7%

Amazon.com, Inc.*,Ö	1,900	1,189,210

INTERNET SOFTWARE & SERVICES – 1.8%

Alphabet, Inc., Class C*	2,182	1,550,988

Facebook, Inc., Class A*,Ö	14,470	1,475,506

Imprivata, Inc.*,Ö	22,914	247,242

TOTAL INTERNET SOFTWARE & SERVICES		$3,273,736

IT SERVICES – 2.0%

Cognizant Technology Solutions Corp.*	29,320	1,996,985

Visa, Inc., Class A	21,400	1,660,212

TOTAL IT SERVICES		$3,657,197

LEISURE TIME – 1.2%

Norwegian Cruise Line Holdings*	33,009	2,100,033

LIFE SCIENCES TOOLS & SERVICES – 0.1%

Fluidigm Corp.*,Ö	8,590	92,858

MULTILINE RETAIL – 1.6%

Burlington Stores, Inc.*,Ö	38,462	1,849,253

Dollar General Corp.Ö	14,161	959,691

TOTAL MULTILINE RETAIL		$2,808,944

OIL, GAS & CONSUMABLE FUELS – 1.4%

Concho Resources, Inc.*	8,500	985,235

Encana Corp.	81,500	621,845

RSP Permian, Inc.*	34,421	943,824

TOTAL OIL, GAS & CONSUMABLE FUELS		$2,550,904

PHARMACEUTICALS – 2.7%

Abbott Laboratories	11,032	494,234

AbbVie, Inc.	8,454	503,436

Akorn, Inc.*,Ö	5,749	153,728

Description	Number of Shares	Value

Allergan PLC*	1,363	$420,445

Cempra, Inc.*	3,636	80,719

Diplomat Pharmacy, Inc.*	5,378	151,176

Eagle Pharmaceuticals, Inc.*,Ö	1,852	117,991

Eli Lilly & Co.	8,999	734,049

Endocyte, Inc.*	19,500	100,230

Intra-Cellular Therapies, Inc.*,Ö	4,710	225,374

Mallinckrodt PLC*	7,057	463,433

Perrigo Co. PLC	3,047	480,634

Pfizer, Inc.	22,929	775,459

Valeant Pharmaceuticals International, Inc.*	2,021	189,509

TOTAL PHARMACEUTICALS		$4,890,417

REAL ESTATE INVESTMENT TRUSTS – 0.1%

Sabra Health Care REIT, Inc.Ö	10,543	239,115

SOFTWARE – 1.3%

CDK Global, Inc.Ö	47,485	2,364,278

SPECIALTY RETAIL – 0.6%

AutoZone, Inc.*,Ö	1,475	1,157,005

WIRELESS TELECOMMUNICATION SERVICES – 0.8%

SBA Communications Corp., Class A*	11,610	1,381,822

TOTAL COMMON STOCKS
(COST $43,066,536)		$43,310,295

INVESTMENT COMPANIES – 18.2%

ALTERNATIVE INVESTMENT FUNDS – 7.2%

Arbitrage Fund, Class I	456,941	5,963,087

Gateway Fund, Class Y	234,219	6,972,686

TOTAL ALTERNATIVE INVESTMENT FUNDS		$12,935,773

DEBT FUND – 3.2%

Professionally Managed Portfolios - The Osterweis Strategic Income Fund, Class I	518,540	5,766,170

EQUITY FUND – 7.8%

Boston Partners Long/Short Research Fund	890,737	13,922,214

TOTAL INVESTMENT COMPANIES
(COST $32,636,943)		$32,624,157

	Par Value

CORPORATE BONDS – 20.3%

BIOTECHNOLOGY – 0.2%

Concordia Healthcare Corp.,
Sr. Unsecured, 7.00%, 4/15/23Ω	$500,000	$438,750

CONSUMER DISCRETIONARY – 1.2%

United Rentals North America, Inc.,
Company Guaranteed, 7.38%, 5/15/20	2,000,000	2,130,000

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

30

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Par Value	Value

CONSUMER FINANCE – 0.3%

First Data Corp.,
Sr. Unsecured, 7.00%, 12/01/23Ω	$500,000	$511,250

DISTRIBUTORS – 1.4%

HD Supply, Inc.,
Company Guaranteed, 11.50%, 7/15/20	2,150,000	2,434,875

ENTERTAINMENT – 1.1%

Boyd Gaming Corp.,
Company Guaranteed, 6.88%, 5/15/23*	1,750,000	1,872,500

ENVIRONMENTAL CONTROL – 1.2%

ADS Waste Holdings, Inc.,
Company Guaranteed, 8.25%, 10/01/20	2,000,000	2,115,000

FOOD – 1.4%

Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc.,
Sr. Secured, 7.75%, 10/15/22Ω	2,376,000	2,586,870

HEALTH CARE PROVIDERS & SERVICES – 1.2%

Tenet Healthcare Corp.,
Sr. Unsecured, 8.13%, 4/01/22	2,000,000	2,130,000

MACHINERY – 1.4%

BlueLine Rental Finance Corp.,
Secured, 7.00%, 2/01/19Ω	2,500,000	2,525,000

MEDIA – 2.6%

Univision Communications, Inc.,
Company Guaranteed, 8.50%, 5/15/21Ω	2,550,000	2,677,500

WideOpenWest Finance LLC / WideOpenWest Capital Corp.,
Company Guaranteed, 10.25%, 7/15/19	2,000,000	2,010,000

TOTAL MEDIA		$4,687,500

MEDICAL – 2.2%

DJO Finco Inc / DJO Finance LLC / DJO Finance Corp.,
8.13%, 6/15/21Ω	2,350,000	2,350,000

Kinetics Concept/KCI USA, Inc.,
Multiple Guarantors, 12.50%, 11/01/19	1,450,000	1,547,875

TOTAL MEDICAL		$3,897,875

RETAIL – 2.5%

Neiman Marcus Group Ltd. LLC,
Company Guaranteed, 8.00%, 10/15/21Ω	2,625,000	2,743,125

Rite Aid Corp.,
Company Guaranteed, 6.13%, 4/01/23Ω	1,620,000	1,759,725

TOTAL RETAIL		$4,502,850

SOFTWARE – 1.6%

First Data Corp.,
Company Guaranteed, 11.75%, 8/15/21	2,504,000	2,863,950

TELECOMMUNICATIONS – 1.3%

Altice SA,
Company Guaranteed, 7.63%, 2/15/25Ω	2,500,000	2,305,000

Description	Par Value	Value

WIRELESS TELECOMMUNICATION SERVICES – 0.7%

Intelsat Luxembourg SA.,
Company Guaranteed, 7.75%, 6/01/21	$2,000,000	$1,210,000

TOTAL CORPORATE BONDS
(COST $36,797,600)		$36,211,420

U.S. GOVERNMENT OBLIGATION – 0.6%

U.S. TREASURY BILL – 0.6%

0.09%, 1/07/16Ö,¿	1,000,000	999,890

TOTAL U.S. GOVERNMENT OBLIGATION
(COST $999,880)		$999,890

	Number of Shares

MONEY MARKET FUND – 35.8%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	63,938,470	$63,938,470

TOTAL MONEY MARKET FUND
(COST $63,938,470)		$63,938,470

	Contracts

PURCHASED OPTIONS – 0.0%**

CALL OPTIONS – 0.0%**

S&P 500 Index, Strike Price $1,755.00, Expiring 11/02/2015	21	$—

S&P 500 Index, Strike Price $1,800.00, Expiring 11/06/2015	20	300

S&P 500 Index, Strike Price $1,825.00, Expiring 11/13/2015	20	850

S&P 500 Index, Strike Price $1,875.00, Expiring 11/20/2015	20	3,300

S&P 500 Index, Strike Price $1,885.00, Expiring 11/27/2015	19	4,465

S&P 500 Index, Strike Price $2,130.00, Expiring 11/02/2015	21	38

S&P 500 Index, Strike Price $2,140.00, Expiring 11/11/2015	21	2,017

S&P 500 Index, Strike Price $2,145.00, Expiring 11/04/2015	21	115

S&P 500 Index, Strike Price $2,165.00, Expiring 11/09/2015	21	251

S&P 500 Index, Strike Price $2,165.00, Expiring 11/16/2015	20	1,064

S&P 500 Index, Strike Price $2,170.00, Expiring 11/06/2015	20	300

S&P 500 Index, Strike Price $2,170.00, Expiring 11/18/2015	21	1,109

S&P 500 Index, Strike Price $2,175.00, Expiring 11/13/2015	20	800

S&P 500 Index, Strike Price $2,210.00, Expiring 11/20/2015	20	600

S&P 500 Index, Strike Price $2,210.00, Expiring 11/23/2015	20	274

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

31

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Contracts	Value

S&P 500 Index, Strike Price $2,225.00, Expiring 11/25/2015	20	$161

S&P 500 Index, Strike Price $2,225.00, Expiring 11/27/2015	19	570

TOTAL CALL OPTIONS		$16,214

PUT OPTIONS – 0.0%**

Facebook U.S., Strike Price $94.00, Expiring 11/20/2015	75	8,625

S&P 500 Index, Strike Price $1,780.00, Expiring 11/04/2015	21	9

S&P 500 Index, Strike Price $1,800.00, Expiring 11/11/2015	21	495

S&P 500 Index, Strike Price $1,805.00, Expiring 11/09/2015	21	332

S&P 500 Index, Strike Price $1,830.00, Expiring 11/18/2015	21	1,711

S&P 500 Index, Strike Price $1,835.00, Expiring 11/16/2015	20	1,386

S&P 500 Index, Strike Price $1,870.00, Expiring 11/23/2015	20	3,380

S&P 500 Index, Strike Price $1,880.00, Expiring 11/25/2015	20	4,179

TOTAL PUT OPTIONS		$20,117

TOTAL PURCHASED OPTIONS
(COST $97,940)		$36,331

TOTAL INVESTMENTS IN SECURITIES – 99.1%
(COST $177,537,369)		$177,120,563

	Number of Shares

SECURITIES SOLD SHORT – (10.4%)

AUTO COMPONENTS – (0.1%)

INDUSTRIALS – (0.1%)

Sensata Technologies Holding	(5,390)	$(259,205)

CONSUMER DISCRETIONARY – (1.1%)

HOTELS, RESTAURANTS & LEISURE – (0.3%)

Carnival Corp.	(10,378)	(561,242)

HOUSEHOLD DURABLES – (0.1%)

Tempur Sealy International, Class I	(2,640)	(205,498)

LEISURE EQUIPMENT & PRODUCTS – (0.3%)

Mattel, Inc.	(11,673)	(286,922)

Polaris Industries, Inc.	(1,930)	(216,816)

TOTAL LEISURE EQUIPMENT & PRODUCTS		$(503,738)

SPECIALTY RETAIL – (0.2%)

Tjx Companies, Inc.	(5,289)	(387,102)

TEXTILES, APPAREL & LUXURY GOODS – (0.2%)

Lululemon Athletica, Inc.	(2,331)	(114,615)

Description	Number of Shares	Value

Steven Madden Ltd.	(6,088)	$(212,167)

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$(326,782)

TOTAL CONSUMER DISCRETIONARY		$(1,984,362)

CONSUMER STAPLES – (0.1%)

FOOD PRODUCTS – (0.1%)

Hain Celestial Group, Inc.	(5,157)	(257,076)

ELECTRIC UTILITIES – (0.1%)

ELECTRIC – (0.1%)

Teco Energy, Inc.	(9,530)	(257,310)

FINANCIALS – (0.2%)

INSURANCE – (0.2%)

Allstate Corp.	(4,760)	(294,549)

FOOD PRODUCTS – (0.1%)

SPECIALTY RETAIL – (0.1%)

Blue Buffalo Pet Products, Inc	(6,597)	(118,350)

HEALTH CARE – (4.6%)

BIOTECHNOLOGY – (1.4%)

Acorda Therapeutics, Inc.	(6,673)	(240,495)

Albany Molecular Research, Inc.	(3,300)	(59,532)

INC Research Holdings, Inc., Class-A	(5,639)	(235,203)

Intrexon Corp.	(5,577)	(187,387)

Isis Pharmaceuticals, Inc.	(8,699)	(418,857)

Luminex Corp.	(10,000)	(182,000)

Natera, Inc.	(1,249)	(10,304)

PRA Health Sciences, Inc.	(9,378)	(328,605)

Retrophin, Inc.	(12,606)	(241,153)

Spark Therapeutics, Inc.	(2,180)	(117,502)

Vertex Pharmaceuticals, Inc.	(3,153)	(393,305)

TOTAL BIOTECHNOLOGY		$(2,414,343)

HEALTH CARE EQUIPMENT & SUPPLIES – (0.5%)

Intuitive Surgical, Inc.	(773)	(383,872)

Neogen Corp.	(3,500)	(189,175)

Zimmer Holdings, Inc.	(3,450)	(360,767)

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$(933,814)

HEALTH CARE PROVIDERS & SERVICES – (0.4%)

Amedisys, Inc.	(1,511)	(59,805)

Amerisourcebergen Corp.	(1,252)	(120,831)

Anthem, Inc.	(2,298)	(319,767)

Chemed Corp.	(1,589)	(249,934)

TOTAL HEALTH CARE PROVIDERS & SERVICES		$(750,337)

LIFE SCIENCES TOOLS & SERVICES – (0.6%)

Mettler-Toledo International	(1,614)	(501,938)

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

32

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value

Parexel International Corp.	(4,442)	$(280,379)

Quintiles Transnational Hold	(3,575)	(227,549)

TOTAL LIFE SCIENCES TOOLS & SERVICES		$(1,009,866)

MEDICAL – (0.3%)

Elekta AB, Class B	(1,180)	(9,123)

Elekta AB, Class B	(67,019)	(520,067)

Glaukos Corp.	(1,200)	(24,048)

TOTAL MEDICAL		$(553,238)

PHARMACEUTICALS – (1.4%)

Astrazeneca PLC – Sp ADR	(11,481)	(366,129)

Endo International PLC	(7,694)	(461,563)

Medicines Company	(7,800)	(267,072)

Merck & Co., Inc.	(6,311)	(344,959)

Novartis AG, Sp ADR	(3,440)	(311,079)

Roche Holding AG - Sp ADR	(10,960)	(371,654)

Teva Pharmaceutical-Sp ADR	(6,000)	(355,140)

TOTAL PHARMACEUTICALS		$(2,477,596)

TOTAL HEALTH CARE		$(8,139,194)

INDUSTRIALS – (0.4%)

AIR FREIGHT & LOGISTICS – (0.2%)

Expeditors International of Washington, Inc.	(3,480)	(173,269)

FedEx Corp.	(1,050)	(163,853)

TOTAL AIR FREIGHT & LOGISTICS		$(337,122)

INDUSTRIAL CONGLOMERATES – (0.2%)

Danaher Corp.	(4,284)	(399,740)

United Technologies Corp.	(700)	(68,887)

TOTAL INDUSTRIAL CONGLOMERATES		$(468,627)

TOTAL INDUSTRIALS		$(805,749)

INFORMATION TECHNOLOGY – (0.7%)

COMMUNICATIONS EQUIPMENT – (0.1%)

Arista Networks, Inc.	(2,640)	(170,306)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – (0.1%)

Corning, Inc.	(10,570)	(196,602)

INTERNET SOFTWARE & SERVICES – (0.2%)

Akamai Technologies, Inc.	(1,889)	(114,889)

Check Point Software Technologies, LTD.	(3,571)	(303,321)

TOTAL INTERNET SOFTWARE & SERVICES		$(418,210)

IT SERVICES – (0.1%)

Wex, Inc.	(1,360)	(122,278)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.1%)

Texas Instruments, Inc.	(3,237)	(183,603)

SOFTWARE – (0.1%)

Description	Number of Shares	Value

NetSuite, Inc.	(1,480)	$(125,904)

TOTAL INFORMATION TECHNOLOGY		$(1,216,903)

INTERNET SOFTWARE & SERVICES – (0.1%)

INTERNET – (0.1%)

Zillow Group, Inc., Class C	(6,030)	(166,971)

INVESTMENT COMPANIES – (2.9%)

EQUITY FUNDS – (2.9%)

Consumer Discretionary Select Sector SPDR Fund	(12,340)	(999,170)

SPDR S&P 500 Biotech ETF	(6,300)	(419,769)

SPDR S&P 500 ETF Trust, Series T	(4,000)	(831,720)

SPDR S&P 500 Oil & Gas Exploration & Production, ETF	(21,197)	(785,985)

SPDR S&P 500 Regional Banking, ETF	(11,000)	(471,130)

SPDR S&P 500 Retail ETF	(9,846)	(451,833)

Technology Select Sector SPDR Fund	(26,970)	(1,177,241)

TOTAL EQUITY FUNDS		$(5,136,848)

TOTAL INVESTMENT COMPANIES		$(5,136,848)

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $(18,807,266))		$(18,636,517)

	Contracts

WRITTEN OPTIONS – (0.4%)

CALL OPTIONS – (0.3%)

S&P 500 Index, Strike Price $2,035.00, Expiring 11/02/2015	(21)	$(94,491)

S&P 500 Index, Strike Price $2,045.00, Expiring 11/11/2015	(21)	(88,104)

S&P 500 Index, Strike Price $2,050.00, Expiring 11/04/2015	(21)	(69,754)

S&P 500 Index, Strike Price $2,065.00, Expiring 11/09/2015	(21)	(53,929)

S&P 500 Index, Strike Price $2,070.00, Expiring 11/06/2015	(20)	(39,100)

S&P 500 Index, Strike Price $2,070.00, Expiring 11/16/2015	(20)	(53,885)

S&P 500 Index, Strike Price $2,070.00, Expiring 11/18/2015	(21)	(59,060)

S&P 500 Index, Strike Price $2,075.00, Expiring 11/13/2015	(20)	(43,600)

S&P 500 Index, Strike Price $2,110.00, Expiring 11/20/2015	(20)	(18,360)

S&P 500 Index, Strike Price $2,110.00, Expiring 11/23/2015	(20)	(20,256)

S&P 500 Index, Strike Price $2,125.00, Expiring 11/25/2015	(20)	(12,606)

S&P 500 Index, Strike Price $2,125.00, Expiring 11/27/2015	(19)	(12,730)

TOTAL CALL OPTIONS		$(565,875)

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

33

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Contracts	Value

PUT OPTIONS – (0.1%)

S&P 500 Index, Strike Price $1,850.00, Expiring 11/02/2015	(21)	$(1)

S&P 500 Index, Strike Price $1,875.00, Expiring 11/04/2015	(21)	(168)

S&P 500 Index, Strike Price $1,895.00, Expiring 11/11/2015	(21)	(1,425)

S&P 500 Index, Strike Price $1,900.00, Expiring 11/06/2015	(20)	(800)

S&P 500 Index, Strike Price $1,905.00, Expiring 11/09/2015	(21)	(1,194)

S&P 500 Index, Strike Price $1,925.00, Expiring 11/13/2015	(20)	(2,800)

S&P 500 Index, Strike Price $1,930.00, Expiring 11/16/2015	(20)	(3,960)

S&P 500 Index, Strike Price $1,930.00, Expiring 11/18/2015	(21)	(5,120)

S&P 500 Index, Strike Price $1,970.00, Expiring 11/23/2015	(20)	(11,794)

S&P 500 Index, Strike Price $1,975.00, Expiring 11/20/2015	(20)	(11,800)

S&P 500 Index, Strike Price $1,980.00, Expiring 11/25/2015	(20)	(14,690)

S&P 500 Index, Strike Price $1,985.00, Expiring 11/27/2015	(19)	(14,782)

TOTAL PUT OPTIONS		$(68,534)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(421,002))		$(634,409)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 88.3%
		$157,849,637

OTHER ASSETS LESS LIABILITIES – 11.7%		20,949,448

TOTAL NET ASSETS – 100.0%		$178,799,085

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

34

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Cost of investments for Federal income tax purposes is $179,724,989. The net unrealized appreciation/(depreciation) of investments was ($2,604,426). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,653,380 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,257,806.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks	$43,310,295	$—	$—	$43,310,295

Investment Companies	32,624,157	—	—	32,624,157

Corporate Bonds	—	36,211,420	—	36,211,420

U.S. Government Obligation	—	999,890	—	999,890

Money Market Fund	63,938,470	—	—	63,938,470

Purchased Options	8,625	27,706	—	36,331

Total Investments in Securities	139,881,547	37,239,016	—	177,120,563

Other Financial Instruments^

Financial Futures Contracts	567,495	—	—	567,495

Total Assets	$140,449,042	$37,239,016	$—	$177,688,058

Liabilities

Other Financial Instruments^

Financial Futures Contracts	$(949)	$ —	$—	$(949)

Securities Sold Short	(18,636,517)	—	—	(18,636,517)

Written Options	—	(634,409)	—	(634,409)

Total Liabilities	$(18,637,466)	$(634,409)	$—	$(19,271,875)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument. Securities Sold Short and Written options are reported at their market value at period end.

*	Non-income producing security.

^	7-Day net yield.

Ö	All or a portion of this security is segregated as collateral in connection with the fund’s short positions and written options carried by the Funds. The total value of all securities segregated at October 31, 2015 amounted to $16,383,996 representing 9.16% of total net assets.

♦	The rate shown reflects the effective yield at purchase date.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2015, these liquid restricted amounted to $17,897,220 representing 10.0% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Corporation

PLC - Public Limited Company

SPDR - Standard & Poor’s Depository Receipts

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

35

Wilmington Multi-Manager Alternatives Fund (concluded)

At October 31, 2015, the Alternatives Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
US Dollar Norwegian Krone	December 2015	5	$497,291	$516,304	$ 19,013
US Dollar Swedish Krona	December 2015	13	1,292,351	1,306,976	14,625
SHORT POSITIONS:
Australian Dollar Future	December 2015	21	1,499,989	1,494,570	5,419
Canadian Dollar Future	December 2015	5	381,301	382,250	(949)
Euro Future	December 2015	247	34,478,688	33,990,288	488,400
Japanese Yen Future	December 2015	109	11,329,627	11,292,400	37,227
Polish Zloty Future	December 2015	3	391,011	388,200	2,811
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$566,546

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

36

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager Real Asset Fund

At October 31, 2015, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Inflation-Linked & Fixed Income Securities:
U.S. Government Inflation-Linked Securities	22.9%
Foreign Government Inflation-Linked Securities	22.3%
Corporate Bonds	6.1%
Foreign Government Securities	5.5%
U.S. Treasury	2.1%
Asset-Backed Securities	1.2%
Mortgage-Backed Securities	0.5%
Real Estate Related Securities:
Real Estate Investment Trusts	32.4%
Common Stocks	9.5%
Investment Companies	0.0%[3]
Preferred Stock	0.0%[3]
Commodity Related Securities:
Investment Companies	11.2%
Purchased Options	0.0%[3]
Written Options	0.0%[3]
Short-Term Investments
Cash Equivalents[1]	2.5%
Other Assets and Liabilities – Net[2]	(16.2)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Par Value	Value

INFLATION-LINKED & FIXED INCOME SECURITIES – 60.6%

ASSET-BACKED SECURITIES – 1.2%

COLLATERALIZED LOAN OBLIGATION – 0.5%

CIFC Funding 2011-I Ltd. Series 2011-1AR, Class A1R, 1.62% 1/19/23Δ,Ω	$489,891	$489,107

Doral CLO II Ltd. Series 2012-2A, Class A1R, 1.53% 5/26/23Δ,Ω	938,185	936,871

Symphony CLO VIII LP Series 2012-8AR, Class AR, 1.42% 1/09/23Δ,Ω	489,186	486,128

Venture VII CDO Ltd. Series 2006-7A, Class A1A, 0.55% 1/20/22Δ,Ω	265,252	260,257

TOTAL COLLATERALIZED LOAN OBLIGATION		$2,172,363

Description	Par Value	Value

DIVERSIFIED FINANCIAL SERVICES – 0.3%

Ameriquest Mortgage Securities Trust Series 2006-R1, Class M1, 0.59% 3/25/36Δ	$300,000	$263,186

Bear Stearns Asset Backed Securities I Trust Series 2005-TC1, Class M2, 0.85% 5/25/35Δ	545,623	458,989

Bear Stearns Asset Backed Securities Trust Series 2005-1, Class M2, 2.30% 3/25/35Δ	500,000	468,166

Countrywide Asset-Backed Certificates Series 2006-6, Class 2A2, 0.38% 9/25/36Δ	165,648	163,314

TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,353,655

WHOLE LOAN – 0.4%

Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH2, Class A3, 0.42% 8/25/36Δ	1,200,000	1,050,714

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

37

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value

Credit-Based Asset Servicing and Securitization LLC Series 2005-CB2, Class M2, 1.14% 4/25/36Δ	$241,321	$209,300

Saxon Asset Securities Trust Series 2005-1, Class M2, 0.92% 5/25/35Δ	208,458	168,507

TOTAL WHOLE LOAN		$1,428,521

TOTAL ASSET-BACKED SECURITIES
(COST $4,890,238)		$4,954,539

CORPORATE BONDS – 6.1%

COMPUTERS – 0.1%

Hewlett Packard Enterprise Co., Company Guaranteed,

2.45%, 10/05/17Ω	250,000	250,898

2.85%, 10/05/18Ω	250,000	250,683

TOTAL COMPUTERS		$501,581

ENERGY – 0.1%

Petrobras Global Finance BV Company Guaranteed, 3.21% 3/17/20Δ	100,000	76,750

Sabine Pass LNG LP Sr. Secured, 7.50% 11/30/16	400,000	413,500

TOTAL ENERGY		$490,250

FINANCIALS – 4.9%

Ally Financial, Inc. Company Guaranteed, 5.50% 2/15/17	569,000	591,760

Bank of America Corp., Sr. Unsecured,

4.10%, 7/24/23	300,000	315,277

4.06%, 10/21/25Δ	12,000,000MXN	817,300

4.13%, 1/22/24	800,000	831,881

Barclays Bank PLC, Sr. Unsecured, GMTN,

2.01%, 12/21/20	7,500,000MXN	459,504

7.63%, 11/21/22	2,400,000	2,745,000

BPCE SA Subordinated, 4.63% 7/11/24Ω	700,000	693,945

CIT Group, Inc. Sr. Unsecured, 4.25% 8/15/17	594,000	609,444

Citigroup, Inc. Sr. Unsecured, 2.65% 10/26/20	200,000	199,699

Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed,

3.75%, 3/26/25Ω	1,000,000	978,964

3.80%, 9/15/22Ω	250,000	252,827

4.88%, 5/15/45Ω	1,000,000	1,005,395

Eksportfinans ASA Sr. Unsecured, 5.50% 6/26/17	1,000,000	1,051,570

Ford Motor Credit Co., LLC Sr. Unsecured, 6.63% 8/15/17	900,000	970,735

Goldman Sachs Group, Inc. (The), Sr. Unsecured,

1.54%, 9/15/20Δ	800,000	800,936

Description	Par Value	Value

3.50%, 1/23/25	$900,000	$891,515

3.75%, 5/22/25	1,200,000	1,211,450

Intesa Sanpaolo SpA, Company Guaranteed,

3.13%, 1/15/16	100,000	100,431

6.50%, 2/24/21Ω	300,000	346,028

JPMorgan Chase & Co. Sr. Unsecured, 3.90% 7/15/45	800,000	822,066

KBC Bank NV Subordinated, 8.00% 1/25/23Δ	1,800,000	1,992,152

Lloyds Bank PLC, Company Guaranteed,

1.75%, 5/14/25	400,000	400,944

3.50%, 5/14/25	100,000	100,390

Navient Corp. Sr. Unsecured, 6.25% 1/25/16	900,000	908,438

Novo Banco SA, Sr. Unsecured,

5.00%, 4/23/19	150,000EUR	151,686

7.08%, 3/04/16	100,000EUR	109,003

UBS Group Funding Jersey Ltd Company Guaranteed, 2.95% 9/24/20Ω	1,000,000	1,001,842

TOTAL FINANCIALS		$20,360,182

MEDIA – 0.4%

CCO Safari II LLC Sr. Secured, 4.46% 7/23/22Ω	1,000,000	1,017,430

Univision Communications, Inc. Sr. Secured, 5.13% 2/15/25Ω	500,000	493,750

TOTAL MEDIA		$1,511,180

OIL & GAS – 0.0%**

Chesapeake Energy Corp. Company Guaranteed, 3.57% 4/15/19Δ	200,000	130,000

PHARMACEUTICALS – 0.3%

AbbVie, Inc., Sr. Unsecured,

1.80%, 5/14/18	500,000	500,964

2.50%, 5/14/20	200,000	198,032

3.20%, 11/06/22	100,000	99,189

3.60%, 5/14/25	200,000	196,658

Actavis Funding SCS, Company Guaranteed,

3.45%, 3/15/22	100,000	99,518

3.80%, 3/15/25	300,000	297,987

TOTAL PHARMACEUTICALS		$1,392,348

TELECOMMUNICATIONS – 0.1%

BellSouth Corp. Company Guaranteed, 4.82% 4/26/16Ω	500,000	513,125

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

38

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value

UTILITIES – 0.2%

Dynegy, Inc. Company Guaranteed, 6.75% 11/01/19	$600,000	$603,000

TOTAL CORPORATE BONDS
(COST $25,739,440)		$25,501,666

FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 22.3%

GOVERNMENT – 22.3%

Brazil Notas do Tesouro Nacional Series B,

6.00%, 5/15/35	300,000BRL	185,987

6.00%, 5/15/45	1,508,000BRL	914,036

6.00%, 8/15/50	2,632,000BRL	1,594,707

Bundesrepublik Deutschland Bundesob-ligation Inflation Linked Bond,
0.75%, 4/15/18	2,260,000EUR	2,726,533

Canadian Government Bond,
1.25%, 12/01/47	2,478,048CAD	2,116,347

Colombian Tesoreria,
3.00%, 3/25/33	4,761,916,376COP	1,429,970

Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/46	160,000EUR	202,033

France Government Bond OAT,

0.10%, 7/25/21	3,350,000EUR	3,918,931

0.25%, 7/25/18	1,900,000EUR	2,248,432

0.25%, 7/25/24	1,800,000EUR	2,165,470

1.10%, 7/25/22	400,000EUR	539,417

1.80%, 7/25/40	1,748,086EUR	2,774,151

2.10%, 7/25/23	350,000EUR	516,815

Italy Buoni Poliennali Del Tesoro,

2.10%, 9/15/21	280,000EUR	373,771

2.55%, 9/15/41	1,680,045EUR	2,350,903

3.10%, 9/15/26	1,400,000EUR	2,050,229

2.25%, 4/22/17	2,701,458EUR	3,062,316

2.35%, 9/15/24Ω	2,570,000EUR	3,296,223

Japanese Government CPI Linked Bond, Sr. Unsecured,

0.10%, 9/10/24	230,000,000JPY	2,028,010

0.10%, 3/10/25	360,720,000JPY	3,182,120

Mexican Udibonos,

4.00%, 11/15/40	8,922,111MXN	576,012

4.50%, 11/22/35	57,473,654MXN	4,002,613

New Zealand Government Bond, Sr. Unsecured,

2.00%, 9/20/25	4,950,000NZD	3,457,934

3.00%, 9/20/30	625,000NZD	477,279

Spain Government Inflation Linked Bond, Sr. Unsecured, 1.00%, 11/30/30Ω	200,000EUR	217,923

U.K. Gilt Inflation Linked,

0.13%, 3/22/44	3,803,896GBP	7,448,642

Description	Par Value	Value

0.13%, 3/22/68	374,504GBP	$962,154

0.25%, 3/22/52	590,244GBP	1,303,371

0.50%, 3/22/50	401,693GBP	931,526

0.63%, 3/22/40	359,910GBP	757,765

0.63%, 11/22/42	1,357,097GBP	2,968,258

0.75%, 3/22/34	2,013,408GBP	3,998,230

0.75%, 11/22/47	1,075,215GBP	2,568,031

1.13%, 11/22/37	834,860GBP	1,871,768

0.13%, 3/22/29	1,291,038GBP	2,216,347

0.13%, 3/22/58	2,395,730GBP	5,417,613

0.13%, 3/22/24	10,286,784GBP	17,051,187

TOTAL GOVERNMENT		$93,903,054

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES
(COST $96,965,813)		$93,903,054

FOREIGN GOVERNMENT SECURITIES – 5.5%

GOVERNMENT – 5.5%

Athens Urban Transportation Organisation, Government Guaranteed, 4.85%, 9/19/16	100,000EUR	99,220

Autonomous Community of Catalonia, Sr. Unsecured, 4.75%, 6/04/18	100,000EUR	116,449

Bonos y Oblig Del Estado,

5.40%, 1/31/23Ω	500,000EUR	707,661

2.75%, 10/31/24Ω	100,000EUR	120,841

4.40%, 10/31/23Ω	700,000EUR	944,043

Brazil Letras do Tesouro Nacional,

15.28%, 10/01/16‡	3,100,000BRL	705,464

15.64%, 1/01/18‡	2,180,000BRL	412,440

15.84%, 1/01/19‡	2,900,000BRL	471,831

Brazil Notas do Tesouro Nacional Series B, 6.00%, 8/15/40	1,900,000BRL	1,162,773

Brazil Notas do Tesouro Nacional Series F,

10.00%, 1/01/23	8,330,000BRL	1,660,357

10.00%, 1/01/25	17,120,000BRL	3,259,459

Corp. Andina de Fomento, 11U, Unsecured, 3.95%, 10/15/21	4,422,690MXN	273,378

Credit Agricole SA, Subordinated, 8.13%, 9/19/33	$900,000	997,145

Hellenic Republic Government International Bond,
Sr. Unsecured, 4.50%, 7/03/17	30,000,000JPY	216,292

Italy Buoni Poliennali Del Tesoro,
Sr. Unsecured, 1.25%, 9/15/32Ω	700,000EUR	806,375

Mexican Bonos de Proteccion al Ahorro, 3.27%, 4/01/18Δ	15,500,000MXN	939,972

Mexican Udibonos,

4.00%, 11/08/46	1,502,649MXN	97,823

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

39

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value

4.50%, 12/04/25	25,449,117MXN	$1,754,238

Slovenia Government Bond, Sr. Unsecured, 3.00%, 4/08/21	1,000,000EUR	1,233,632

South Africa Government Bond,

8.00%, 1/31/30	22,500,000ZAR	1,530,878

7.25%, 1/15/20	15,475,000ZAR	1,101,108

Thailand Government Bond, Unsecured, 1.25%, 3/12/28	38,934,968THB	934,063

Turkey Government Bond, 4.00%, 4/01/20	9,675,911TRY	3,504,755

TOTAL GOVERNMENT		$23,050,197

TOTAL FOREIGN GOVERNMENT SECURITIES
(COST $30,331,497)		$23,050,197

MORTGAGE-BACKED SECURITIES – 0.5%

WHOLE LOAN – 0.5%

Alternative Loan Trust Series 2004-18BC, Class 4A1, 5.50% 9/25/34	$493,017	503,635

BCAP LLC Trust Series 2009-RR6-I, Class 3A1, 2.66% 12/26/37Δ,Ω	48,849	48,079

Grifonas Finance PLC Class A, 0.32% 8/28/39Δ	599,287EUR	473,707

JP Morgan Resecuritization Trust Series 2009-7, Class 13A1, 2.46% 6/27/37Δ,Ω	$47,745	47,016

Marche Mutui 4 Srl Class A, 0.34% 2/25/55Δ	50,915EUR	55,071

Marche Mutui 5 Srl Series 5, Class A, 0.34% 10/27/65Δ	21,558EUR	23,527

Marche Mutui Srl Series 6, Class A1, 2.19% 1/27/64Δ	104,453EUR	117,014

Rise Ltd. 2014-1, Class A, 4.75% 2/15/39††	$268,750	269,319

WAMU Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4,

2.03%, 11/25/36Δ	340,829	298,030

2.42%, 3/25/37Δ	139,238	128,674

TOTAL WHOLE LOAN		$1,964,072

TOTAL MORTGAGE-BACKED SECURITIES
(COST $1,899,031)		$1,964,072

U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 22.9%

U.S. TREASURY INFLATION INDEXED BONDS – 16.4%

U.S. Treasury Inflation Indexed Bond,

0.13%, 4/15/18	5,750,000	5,935,234

0.13%, 4/15/19Ö	10,700,000	10,865,240

0.13%, 1/15/23	4,100,000	4,098,391

0.13%, 7/15/24	17,100,000	16,460,862

0.25%, 1/15/25	700,000	677,950

0.63%, 1/15/24Ö	7,400,000	7,553,741

0.75%, 2/15/42	3,640,000	3,445,350

0.75%, 2/15/45	1,650,000	1,487,185

1.38%, 2/15/44	3,470,000	3,690,190

Description	Par Value	Value

1.88%, 7/15/19	$800,000	$953,591

2.00%, 1/15/26	1,578,000	2,132,074

2.38%, 1/15/25Ö	413,000	601,666

2.50%, 7/15/16Ö	460,000	552,940

2.50%, 1/15/29	1,260,000	1,689,513

3.63%, 4/15/28	2,380,000	4,671,855

3.88%, 4/15/29	2,020,000	4,061,441

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$68,877,223

U.S. TREASURY INFLATION INDEXED NOTES – 6.5%

U.S. Treasury Inflation Indexed Note,

0.13%, 4/15/17	100,000	104,801

0.13%, 1/15/22	5,250,000	5,403,293

0.13%, 7/15/22	6,820,000	6,916,312

0.63%, 7/15/21	3,010,000	3,235,117

1.13%, 1/15/21	8,600,000	9,745,095

1.63%, 1/15/18	1,850,000	2,179,984

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$27,584,602

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES
(COST $97,135,812)		$96,461,825

U.S. TREASURY – 2.1%

U.S. TREASURY BOND – 1.4%

U.S. Treasury Bond,

1.50%, 5/31/20	1,900,000	1,903,772

3.00%, 11/15/44	3,220,000	3,262,549

3.00%, 5/15/45	790,000	800,812

TOTAL U.S. TREASURY BOND		$5,967,133

U.S. TREASURY NOTE – 0.7%

U.S. Treasury Note 1.75% 3/31/22	3,100,000	3,083,028

TOTAL U.S. TREASURY
(COST $9,152,342)		$9,050,161

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES
(COST $266,114,173)		$254,885,514

	Number of Shares

REAL ESTATE RELATED SECURITIES – 41.9%

COMMON STOCKS – 9.5%

DIVERSIFIED – 0.0%**

Kiwi Property Group Ltd.	74,066	$68,209

Stride Property Ltd.††	22,431	31,745

TOTAL DIVERSIFIED		$99,954

DIVERSIFIED REAL ESTATE ACTIVITIES – 5.3%

Alexander & Baldwin, Inc.	3,343	126,165

Allreal Holding AG	609	80,711

Alrov Properties & Lodgings Ltd.*	1	14

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

40

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Argosy Property Ltd.	58,962	$44,917

CapitaLand Ltd.	180,000	398,315

City Developments Ltd.	131,300	744,181

Consolidated-Tomoka Land Co.	629	32,236

Daito Trust Construction Co. Ltd.	9,601	1,045,472

Daiwa House Industry Co. Ltd.	67,606	1,790,576

DIC Asset AG	9,282	91,373

DREAM Unlimited Corp., Class A*	14,796	83,394

Goldin Properties Holdings Ltd.*	110,000	94,806

Grand City Properties SA	4,050	80,877

Great Eagle Holdings Ltd.	35,000	115,378

Hang Lung Properties Ltd.	186,000	456,445

Hanison Construction Holdings Ltd.	14,791	2,729

Henderson Land Development Co. Ltd.	85,400	547,069

HKR International Ltd.	60,800	27,142

Kerry Properties Ltd.	67,500	200,307

Lend Lease Group	47,168	437,261

Leopalace21 Corp.*	21,500	115,455

Mitsubishi Estate Co. Ltd.	216,210	4,671,082

Mitsui Fudosan Co. Ltd.	160,589	4,404,986

Mobimo Holding AG	484	104,492

Nomura Real Estate Holdings, Inc.	12,200	262,765

Patrizia Immobilien AG*	2,810	77,297

Sella Capital Real Estate Ltd.	73,191	109,981

Shinoken Group Co. Ltd.	2,800	41,535

Soundwill Holdings Ltd.	54,000	69,602

Sumitomo Realty & Development Co. Ltd.	53,498	1,775,139

Sun Hung Kai Properties Ltd.	213,900	2,867,418

Takara Leben Co. Ltd.	8,800	46,162

Tejon Ranch Co.*	1,252	28,208

Tokyo Tatemono Co. Ltd.	17,050	213,214

Tokyu Fudosan Holdings Corp.	34,900	247,282

U & I Group PLC	18,118	66,614

United Industrial Corp. Ltd.	35,000	76,951

UOL Group Ltd.	62,000	290,328

Wheelock & Co. Ltd.	65,000	304,009

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$22,171,888

INDUSTRIALS – 0.0%**

Property For Industry Ltd.	30,878	32,200

OFFICE – 0.0%**

Precinct Properties New Zealand Ltd.	62,898	51,961

REAL ESTATE DEVELOPMENT – 1.0%

Aveo Group	43,613	95,789

Cheung Kong Property Holdings Ltd.*	251,634	1,769,418

Conwert Immobilien Invest SE*	3,988	57,164

Forestar Group, Inc.*	8,144	115,238

Goldcrest Co. Ltd.	1,800	33,950

Description	Number of Shares	Value

Helical Bar PLC	12,786	$87,023

Howard Hughes Corp. (The)*	2,257	278,920

New World China Land Ltd.	264,000	175,419

Nexity SA	3,537	156,706

Selvaag Bolig ASA*	11,740	33,299

Sino Land Co. Ltd.	643,000	997,195

St. Modwen Properties PLC*	19,036	129,092

Tag Immobilien AG	15,653	202,681

Villa World Ltd.	19,108	27,184

Wing Tai Holdings Ltd.	37,000	46,088

TOTAL REAL ESTATE DEVELOPMENT		$4,205,166

REAL ESTATE OPERATING COMPANIES – 3.2%

Aeon Mall Co. Ltd.	13,600	229,127

Airport Facilities Co. Ltd.	5,100	23,245

Atrium European Real Estate Ltd.	27,546	114,197

Atrium Ljungberg AB, Class B	2,092	32,444

Azrieli Group	2,200	86,200

Blue Square Real Estate Ltd.	1,827	49,156

Buwog AG	6,438	136,989

Capital & Counties Properties PLC	64,375	441,122

Castellum AB	12,730	190,722

Citycon OYJ	38,764	102,134

Daejan Holdings PLC	667	65,242

Deutsche Euroshop AG	4,029	194,366

Deutsche Wohnen AG	38,912	1,097,767

DO Deutsche Office AG-Tender*	23,263	121,255

Entra ASA	5,463	46,453

Fabege AB	10,564	168,039

Fastighets AB Balder*	4,764	96,133

First Capital Realty, Inc.	2,164	32,056

Forest City Enterprises, Inc., Class A*	13,426	296,715

Gazit-Globe Ltd.	8,919	96,701

Global Logistic Properties Ltd.	212,900	340,421

Grainger PLC	45,014	172,789

Hang Lung Group Ltd.	38,000	138,015

Hemfosa Fastigheter AB*	9,780	106,173

Hispania Activos Inmobiliarios SA*	14,293	215,327

Hongkong Land Holdings Ltd.	258,381	1,940,441

Hufvudstaden AB	31,831	450,814

Hulic Co. Ltd.	21,000	197,696

Hysan Development Co. Ltd.	62,000	275,579

Immofinanz AG*	34,269	87,879

Intershop Holding AG	211	89,549

Jerusalem Oil Exploration*	978	39,078

Keihanshin Building Co. Ltd.	11,300	62,835

Killam Properties, Inc.	6,336	50,442

Klovern AB-B Shares	36,260	37,561

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

41

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Kungsleden AB	15,009	$112,433

LEG Immobilien AG	22,949	1,830,863

Melisron Ltd.	1,000	34,917

Norstar Holdings, Inc.	2,510	54,136

NTT Urban Development Corp.	41,200	412,103

Olav Thon Eiendomsselskap ASA	5,280	88,241

Perennial Real Estate Holdings Ltd.*	35,647	25,191

Platzer Fastigheter Holding, Class B	7,280	31,528

PSP Swiss Property AG	3,118	271,439

S Immo AG	10,793	95,898

Sagax AB, Class B	6,013	48,211

Sponda OYJ	33,377	141,820

Swire Properties Ltd.	61,800	186,183

Swiss Prime Site AG	4,582	350,447

TLG Immobilien AG	2,575	48,477

Toc Co. Ltd.	12,100	89,444

Tribona AB	6,323	31,602

Unite Group PLC (The)	32,882	337,092

Vonovia SE	32,674	1,090,116

Wallenstam AB	20,184	178,840

Wihlborgs Fastigheter AB*	5,129	100,256

TOTAL REAL ESTATE OPERATING COMPANIES		$13,383,899

SPECIALIZED – 0.0%**

Care Capital Properties, Inc.	5,287	174,207

TOTAL COMMON STOCKS (COST $36,699,401)		$40,119,275

INVESTMENT COMPANIES – 0.0%**

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

U.K. Commercial Property Trust Ltd.*	34,242	46,110

REAL ESTATE OPERATING COMPANIES – 0.0%**

F&C Commercial Property Trust Ltd.*	58,277	128,021

TOTAL INVESTMENT COMPANIES (COST $170,815)		$174,131

PREFERRED STOCK – 0.0%**

CONSUMER FINANCE – 0.0%**

Navient Corp. 2.58%	3,000	65,790

TOTAL PREFERRED STOCK (COST $71,100)		$65,790

REAL ESTATE INVESTMENT TRUSTS – 32.4%

DIVERSIFIED – 4.2%

Abacus Property Group	43,103	100,509

Activia Properties, Inc.	40	170,382

American Assets Trust, Inc.	4,691	197,773

ANF Immobilier	3,061	71,528

Armada Hoffler Properties, Inc.	3,286	35,292

Description	Number of Shares	Value

Astro Japan Property Group	7,569	$28,337

British Land Co. PLC	149,268	2,003,111

Canadian Real Estate Investment Trust	2,615	85,173

Chambers Street Properties	22,734	160,957

Cominar Real Estate Investment Trust	5,697	67,008

Cousins Properties, Inc.	5,119	51,395

Daiwa House Real Estate Investment Corp.	21	84,752

Daiwa House Residential Investment Corp.	76	154,431

Dream Global Real Estate Investment Trust	16,351	113,667

Duke Realty Corp.	24,930	516,051

Equinix, Inc.	1,500	445,020

Fonciere Des Regions	2,685	253,182

Gecina SA	7,344	940,027

Gladstone Commercial Corp.	1,641	26,272

Global Net Lease, Inc.	17,570	161,293

Goodman Property Trust	95,812	78,179

GPT Group	424,500	1,443,929

Green Real Estate Investment Trust PLC*	60,098	104,087

Growthpoint Properties Australia Ltd.	49,458	108,627

H&R Real Estate Investment Trust	3,443	55,242

Hamborner Real Estate Investment Trust AG	3,124	33,213

Hankyu Real Estate Investment Trust, Inc.	64	68,365

Heiwa Real Estate Investment Trust, Inc.	33	24,613

Investors Real Estate Trust	13,684	111,114

Kenedix Office Investment Corp.	146	671,501

Land Securities Group PLC	143,670	2,965,625

Lexington Realty Trust	18,108	160,075

Liberty Property Trust	12,423	422,630

Londonmetric Property PLC*	44,648	116,459

Mapletree Greater China Commercial Trust	135,000	95,885

Mirvac Group	768,199	988,782

Morguard Real Estate Investment Trust	3,453	38,158

Nieuwe Steen Investments NV*	81,564	355,359

NIPPON Real Estate Investment Trust Investment Corp.	11	25,980

Nomura Real Estate Master Fund, Inc.	364	461,222

NorthStar Realty Finance Corp.	17,386	208,806

One Liberty Properties, Inc.	1,381	32,536

PS Business Parks, Inc.	1,520	130,401

Sekisui House Si Residential Investment Corp.	115	105,213

Shaftesbury PLC*	20,716	300,355

Spirit Realty Capital, Inc.	114,894	1,169,621

Stockland	172,262	497,501

Sunlight Real Estate Investment Trust	177,000	89,749

Suntec Real Estate Investment Trust	189,000	222,607

Tokyu Real Estate Investment Trust, Inc.	91	110,705

Top Real Estate Investment Trust, Inc.	13	48,964

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

42

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

United Urban Investment Corp.	209	$ 291,149

Washington Real Estate Investment Trust	4,991	134,807

Wereldhave NV	2,806	175,201

Whitestone Real Estate Investment Trust	1,951	24,114

Yuexiu Real Estate Investment Trust	136,000	71,943

TOTAL DIVERSIFIED		$ 17,608,877

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.1%

Merlin Properties Socimi SA*	21,541	276,197

INDUSTRIALS – 2.2%

Ascendas Real Estate Investment Trust	204,000	348,033

BWP Trust	75,742	173,917

DCT Industrial Trust, Inc.	25,354	941,140

EastGroup Properties, Inc.	3,668	205,995

First Industrial Realty Trust, Inc.	9,049	196,182

GLP J-REIT	577	575,709

Goodman Group	198,517	859,283

Granite Real Estate Investment Trust	3,100	90,349

Hansteen Holdings PLC	69,778	133,493

Industria Real Estate Investment Trust	37,595	54,958

Industrial & Infrastructure Fund Investment Corp.	30	136,239

Japan Logistics Fund, Inc.	68	127,581

Mapletree Industrial Trust	88,000	95,796

Mapletree Logistics Trust	110,000	80,091

Monmouth Real Estate Investment Corp.	4,131	43,004

Nippon Prologis Real Estate Investment Trust, Inc.	465	821,948

Prologis, Inc.	79,112	3,380,456

Pure Industrial Real Estate Trust	20,600	69,948

Rexford Industrial Realty, Inc.	4,240	64,236

Segro PLC	55,652	385,896

STAG Industrial, Inc.	4,083	83,783

Terreno Realty Corp.	2,510	56,174

Warehouses De Pauw CVA	1,047	85,774

TOTAL INDUSTRIALS		$ 9,009,985

OFFICE – 6.4%

Alexandria Real Estate Equities, Inc.	14,592	1,309,486

Allied Properties Real Estate Investment Trust	2,732	74,965

Axiare Patrimonio SOCIMI SA	5,292	75,652

Befimmo SA	1,306	87,475

BioMed Realty Trust, Inc.	14,452	338,321

Boston Properties, Inc.	22,479	2,828,983

Brandywine Realty Trust	13,995	188,932

CapitaLand Commercial Trust	169,000	170,098

Champion Real Estate Investment Trust	308,000	161,340

Description	Number of Shares	Value

Columbia Property Trust, Inc.	7,769	$192,982

Confinimmo SA	1,735	193,651

Coresite Realty Corp.	1,615	88,744

Corporate Office Properties Trust	7,659	176,157

CyrusOne, Inc.	2,641	93,174

Daiwa Office Investment Corp.	25	128,242

Derwent London PLC	22,124	1,323,320

Dexus Property Group	49,774	274,722

Digital Realty Trust, Inc.	23,174	1,713,949

Douglas Emmett, Inc.	33,474	1,022,631

DuPont Fabros Technology, Inc.	7,917	254,057

Empire State Realty Trust, Inc., Class A	12,558	223,784

Equity Commonwealth*	9,064	260,227

First Potomac Realty Trust	4,414	52,041

Franklin Street Properties Corp.	9,236	96,239

Global One Real Estate Investment Corp.	19	62,824

Government Properties Income Trust	9,510	154,823

Gramercy Property Trust, Inc.	1,930	43,772

Great Portland Estates PLC	77,373	1,060,974

Highwoods Properties, Inc.	16,457	715,057

Hudson Pacific Properties, Inc.	4,127	117,908

ICADE	10,885	806,278

Invesco Office J-Reit, Inc.	127	101,246

Investa Office Fund	283,513	816,778

Japan Excellent, Inc.	92	101,172

Japan Prime Realty Investment Corp.	57	186,347

Japan Real Estate Investment Corp.	86	399,105

Kilroy Realty Corp.	23,161	1,524,920

Lar Espana Real Estate Socimi SA	6,433	67,911

Mack-Cali Realty Corp.	9,666	210,332

MCUBS MidCity Investment Corp.	12	34,507

Mori Hills Real Estate Investment Trust Investment Corp.	22	27,347

Mori Trust Sogo Real Estate Investment Trust, Inc.	102	181,228

New York Real Estate Investment Trust, Inc.	12,191	138,977

Nippon Building Fund, Inc.	105	500,331

Orix JREIT, Inc.	584	788,862

Paramount Group, Inc.	32,600	579,302

Parkway Properties, Inc.	8,992	150,436

Piedmont Office Realty Trust, Inc., Class A#	11,569	224,207

Premier Investment Corp.	75	73,838

Prosperity Real Estate Investment Trust	91,000	33,462

QTS Realty Trust, Inc. Class A	1,013	43,569

SL Green Realty Corp.	21,062	2,498,374

Spring Real Estate Investment Trust	65,000	25,998

VEREIT, Inc.	129,272	1,067,787

Vornado Realty Trust	26,483	2,662,865

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

43

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Workspace Group PLC	11,332	$ 167,269

TOTAL OFFICE		$ 26,896,978

REAL ESTATE OPERATING COMPANIES – 0.0%**

Hersha Hospitality Trust	3,610	86,676

Picton Property Income Ltd.	33,236	36,250

Schroder Real Estate Investment Trust Ltd.	35,581	32,637

TOTAL REAL ESTATE OPERATING COMPANIES		$ 155,563

RESIDENTIAL – 4.1%

Advance Residence Investment Corp.	92	197,083

Aedifica SA	700	46,947

American Campus Communities, Inc.	8,709	353,324

American Homes 4 Rent, Class A	12,041	198,676

American Residential Properties, Inc.	1,532	25,385

Apartment Investment & Management Co., Class A	11,029	432,226

Ascott Residence Trust	63,000	54,415

AvalonBay Communities, Inc.	19,238	3,363,379

Boardwalk Real Estate Investment Trust	1,876	77,072

Camden Property Trust	6,413	473,215

Campus Crest Communities, Inc.	6,423	42,584

Canadian Apartment Properties Real Estate Investment Trust	6,504	133,900

Comforia Residential Real Estate Investment Trust, Inc.	26	50,009

Education Realty Trust, Inc.	3,441	123,566

Equity Lifestyle Properties, Inc.	5,965	360,763

Equity Residential	60,222	4,656,365

Essex Property Trust, Inc.	9,787	2,157,446

Ichigo Office Real Estate Investment Trust Investment	78	54,038

InterRent Real Estate Investment Trust	6,334	31,486

Invincible Investment Corp.	166	98,909

Japan Rental Housing Investments, Inc.	99	66,454

Kenedix Residential Investment Corp.	19	48,811

Mid-America Apartment Communities, Inc.	5,677	483,624

Milestone Apartments Real Estate Investment Trust	2,900	33,955

Monogram Residential Trust, Inc.	3,185	31,404

NexPoint Residential Trust, Inc.	4,296	56,621

Nippon Accommodations Fund, Inc.	38	131,474

Northern Property Real Estate Investment Trust	6,017	85,083

Post Properties, Inc.	10,596	633,005

Preferred Apartment Communities, Inc.	3,500	38,325

Silver Bay Realty Trust Corp.	4,617	74,795

Starts Proceed Investment Corp.	17	23,499

Sun Communities, Inc.	10,446	700,091

Description	Number of Shares	Value

UDR, Inc.	55,814	$1,923,351

UMH Properties, Inc.	3,172	31,371

TOTAL RESIDENTIAL		$17,292,651

RETAIL – 10.0%

Acadia Realty Trust	4,329	142,381

AEON Real Estate Investment Trust Investment Corp.	95	113,682

Agree Realty Corp.	998	32,315

Alexander’s, Inc.	247	97,538

Brixmor Property Group, Inc.	7,975	204,319

CapitaLand Mall Trust	237,200	335,253

CapitaLand Retail China Trust Management Ltd.	49,000	53,166

CBL & Associates Properties, Inc.	15,254	222,403

Cedar Realty Trust, Inc.	4,681	32,720

Charter Hall Retail Real Estate Investment Trust††	15,427	46,644

CT Real Estate Investment Trust	2,626	26,107

DDR Corp.	74,707	1,255,078

Equity One, Inc.	6,112	162,457

Eurocommercial Properties NV*	11,974	572,116

Federal Realty Investment Trust	5,033	722,185

Federation Centres*	744,226	1,544,357

Fortune Real Estate Investment Trust	142,000	148,035

Frasers Centrepoint Trust	100,000	139,553

Frontier Real Estate Investment Corp.	16	64,971

Fukuoka Real Investment Trust Corp.	59	96,565

General Growth Properties, Inc.	115,050	3,330,697

Getty Realty Corp.	5,387	90,933

Hammerson PLC	143,491	1,407,967

Inland Real Estate Corp.	6,326	55,985

Intu Properties PLC	38,766	206,834

Japan Retail Fund Investment Corp.	931	1,809,999

Kenedix Retail Real Estate Investment Trust Corp.	70	137,192

Kimco Realty Corp.	96,137	2,573,587

Kite Realty Group Trust	6,126	161,788

Klepierre	52,099	2,473,525

Link Real Estate Investment Trust	318,000	1,905,801

Macerich Co. (The)	10,576	896,210

Mapletree Commercial Trust	100,000	97,794

Mercialys SA	5,059	116,297

National Retail Properties, Inc.	9,262	351,956

OneREIT	18,100	46,925

Pennsylvania Real Estate Investment Trust	5,171	116,244

Plaza Retail Real Estate Investment Trust	8,600	29,136

Ramco-Gershenson Properties Trust	5,105	85,764

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

44

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Realty Income Corp.#	16,728	$827,367

Regency Centers Corp.	6,927	470,759

Retail Opportunity Investments Corp.	8,569	155,356

Retail Properties of America, Inc.	17,621	263,786

RioCan Real Estate Investment Trust	10,197	198,856

Rouse Properties, Inc.	2,250	39,577

Saul Centers, Inc.	957	53,659

Scentre Group	758,870	2,240,359

Shopping Centres Australasia Property Group	34,722	51,006

Simon Property Group, Inc.	45,083	9,131,762

Smart Real Estate Investment Trust	7,151	169,861

Tanger Factory Outlet Centers, Inc.	7,218	252,269

Taubman Centers, Inc.	4,721	363,423

Unibail-Rodamco SE	14,959	4,179,861

Urban Edge Properties	6,543	155,331

Urstadt Biddle Properties, Inc., Class A	1,937	38,934

Vastned Retail NV	1,260	61,311

Weingarten Realty Investors	8,402	300,456

Westfield Corp.	144,407	1,055,509

WP GLIMCHER, Inc.	8,936	103,836

TOTAL RETAIL		$42,019,757

SPECIALIZED – 5.4%

ALE Property Group	22,174	61,668

Apple Hospitality Real Estate Investment Trust, Inc.	6,577	129,698

Ashford Hospitality Prime, Inc.	8,237	121,084

Ashford Hospitality Trust, Inc.	4,355	29,962

Big Yellow Group PLC	12,620	145,912

CareTrust Real Estate Investment Trust, Inc.	2,417	27,360

CDL Hospitality Trusts	50,000	48,362

Chatham Lodging Trust	1,959	44,842

Chesapeake Lodging Trust	4,775	131,503

Corrections Corp. of America	8,704	248,064

CubeSmart	11,837	329,305

DiamondRock Hospitality Co.	14,595	170,470

EPR Properties	4,615	262,178

Extra Space Storage, Inc.	8,213	650,798

FelCor Lodging Trust, Inc.	8,425	67,821

First Real Estate Investment Trust	92,000	81,433

Folkestone Education Trust	17,729	28,066

Gaming and Leisure Properties, Inc.	7,800	227,526

Geo Group, Inc. (The)	5,461	176,226

HCP, Inc.	30,551	1,136,497

Healthcare Realty Trust, Inc.	29,519	778,121

Healthcare Trust of America, Inc. Class A	26,599	699,820

Hospitality Properties Trust	11,737	315,021

Description	Number of Shares	Value

Host Hotels & Resorts, Inc.	137,911	$2,389,998

InnVest Real Estate Investment Trust	11,769	47,162

Iron Mountain, Inc.	11,028	337,898

Japan Hotel REIT Investment Corp.	196	136,601

LaSalle Hotel Properties	7,852	230,927

LTC Properties, Inc.	2,588	110,896

Medical Properties Trust, Inc.	12,856	145,273

National Health Investors, Inc.	2,193	128,817

New Senior Investment Group, Inc.	8,143	81,593

NorthWest Healthcare Properties Real Estate Investment Trust	7,900	51,716

Omega Healthcare Investors, Inc.	11,146	384,760

Parkway Life Real Estate Investment Trust	54,000	89,043

Pebblebrook Hotel Trust	18,973	648,497

Physicians Realty Trust	2,587	41,340

Primary Health Properties PLC	7,489	49,817

Public Storage	19,868	4,558,911

Regal Real Estate Investment Trust	106,000	26,942

RLJ Lodging Trust	9,851	247,162

Ryman Hospitality Properties, Inc.	3,803	200,038

Sabra Health Care Real Estate Investment Trust, Inc.	4,628	104,963

Safestore Holdings PLC	68,911	345,788

Senior Housing Properties Trust	10,444	158,644

Sovran Self Storage, Inc.	2,465	246,180

Strategic Hotels & Resorts, Inc.*	17,715	249,781

Summit Hotel Properties, Inc.	6,545	85,609

Sunstone Hotel Investors, Inc.	55,408	801,200

Universal Health Realty Income Trust	969	48,150

Ventas, Inc.	21,701	1,165,778

Welltower, Inc.	55,806	3,620,135

Xenia Hotels & Resorts, Inc.	5,707	98,959

TOTAL SPECIALIZED		$22,744,315

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $114,137,837)		$136,004,323

TOTAL REAL ESTATE RELATED SECURITIES (COST $151,079,153)		$176,363,519

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

45

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

COMMODITY RELATED SECURITIES – 11.2%

INVESTMENT COMPANIES – 11.2%

COMMODITY FUNDS – 11.2%

Credit Suisse Commodity Return Strategy Fund, Class I*	5,952,875	$29,883,432

PIMCO CommoditiesPLUS Strategy Fund, Institutional Shares*	2,725,390	17,224,467

TOTAL COMMODITY FUNDS		$47,107,899

TOTAL INVESTMENT COMPANIES (COST $64,814,605)		$47,107,899

TOTAL COMMODITY RELATED SECURITIES (COST $64,814,605)		$47,107,899

	Notional Amount

PURCHASED OPTIONS – 0.0%**

CALL OPTIONS – 0.0%**

IRO USD 1Y CBK, Strike Price $0.01, Expiring 12/15/2015	$13,900,000	$400

IRO USD 1Y CBK, Strike Price $0.02, Expiring 4/11/2016	30,700,000	4,063

IRO USD 1Y GLM, Strike Price $0.01, Expiring 1/15/2016	13,000,000	1,438

IRO USD 1Y GLM, Strike Price $0.02, Expiring 4/29/2016	12,200,000	2,278

IRO USD 1Y MYC, Strike Price $0.01, Expiring 12/15/2015	7,200,000	207

IRO USD 1Y MYC, Strike Price $0.02, Expiring 4/06/2016	11,500,000	1,408

TOTAL CALL OPTIONS		$9,794

	Contracts

PUT OPTIONS – 0.0%**

ICE A PUT UK 90 DAY LIBOR, Strike Price $0.99, Expiring 12/21/2016	150	$15,175

IMM EURO$ Futures Option MYC, Strike Price $0.99, Expiring 12/14/2015	188	1,175

TOTAL PUT OPTIONS		$16,650

	Notional Amount

PUT OPTIONS – 0.0%**

IRO USD 1Y MYC, Strike Price $0.01, Expiring 6/01/2016	$14,900,000	$24,492

Description	Notional Amount	Value

IRO USD 1Y MYC, Strike Price $0.01, Expiring 6/23/2016	$15,000,000	$24,512

IRO USD 30Y MYC, Strike Price $0.03, Expiring 12/11/2017	1,000,000	94,511

TOTAL PUT OPTIONS		$143,515

TOTAL PURCHASED OPTIONS (COST $305,178)		$169,659

	Number of Shares
SHORT-TERM INVESTMENTS – 2.2%

MONEY MARKET FUND – 1.9%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	7,754,215	$7,754,215

TOTAL MONEY MARKET FUND (COST $7,754,215)		$7,754,215

	Par Value

REPURCHASE AGREEMENT – 0.3%

Citigroup Global Markets, Inc, 0.17%, dated 10/30/15, due 11/02/15, repurchase price $1,300,018, collateralized by a U.S. Treasury Security 2.13%, maturing 12/31/21; total market value of $1,334,346.	$1,300,000	$1,300,000

TOTAL REPURCHASE AGREEMENT (COST $1,300,000)		$1,300,000

TOTAL SHORT-TERM INVESTMENTS (COST $9,054,215)		$9,054,215

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

46

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.3%

REPURCHASE AGREEMENTS – 0.3%

Citigroup Global Markets, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $206,186, collateralized by U.S. Government & Treasury Securities 2.00% to 6.50%, maturing 12/31/16 to 11/01/45; total market value of $210,308.	$206,184	$206,184

HSBC Securities USA, Inc., 0.06%, dated 10/30/15, due 11/02/15, repurchase price $206,185, collateralized by U.S. Government & Treasury Securities 0.00% to 8.95%, maturing 11/15/15 to 7/15/37; total market value of $210,308.	206,184	206,184

Mizuho Securities USA, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $206,186, collateralized by U.S. Government Securities 0.00% to 9.50%, maturing 3/01/18 to 12/15/43; total market value of $210,308.	206,184	206,184

RBC Capital Markets LLC, 0.10%, dated 10/30/15, due 11/02/15, repurchase price $206,186, collateralized by U.S. Government Securities 0.24% to 7.00%, maturing 2/02/18 to 5/20/65; total market value of $210,308.	206,184	206,184

Royal Bank of Scotland PLC, 0.07%, dated 10/30/15, due 11/02/15, repurchase price $54,258, collateralized by U.S. Government & Treasury Securities 0.07% to 3.38%, maturing 8/15/16 to 8/15/21; total market value of $55,343.	54,258	54,258

TD Securities (USA) LLC, 0.09%, dated 10/30/15, due 11/02/15, repurchase price $206,186, collateralized by U.S. Treasury Securities 1.38% to 4.00%, maturing 9/30/18 to 6/01/45; total market value of $210,307.	206,184	206,184

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,085,178)		$1,085,178

TOTAL INVESTMENTS IN SECURITIES 116.2% (COST $492,452,502)		$488,665,984

	Notional Amount

WRITTEN OPTIONS – 0.0%**

CALL OPTIONS – 0.0%**

INF CAP Fwd EUR 20Y GLM, Strike Price $0.03, Expiring 6/22/2035	$(700,000)	$(14,708)

INF CAP U.S. 1Y DUB, Strike Price $0.03, Expiring 6/01/2016	(600,000)	(10)

INF CAP U.S. YOY, Strike Price $0.03, Expiring 4/10/2020	(8,300,000)	(59,733)

Description	Notional Amount	Value

IRO USD 5Y GLM, Strike Price $0.02, Expiring 3/14/2016	$(8,500,000)	$(37,280)

IRO USD 5Y GLM, Strike Price $0.03, Expiring 1/19/2016	(3,000,000)	(10,938)

IRO USD 5Y GLM, Strike Price $0.03, Expiring 2/18/2016	(7,200,000)	(34,459)

IRO USD 5Y JPM, Strike Price $0.03, Expiring 1/25/2016	(110,000)	(428)

IRO USD 5Y RYL, Strike Price $0.03, Expiring 1/25/2016	(2,590,000)	(10,089)

TOTAL CALL OPTIONS		$(167,645)

PUT OPTIONS – 0.0%**

INF FLOOR U.S. YOY, Strike Price $0.00, Expiring 4/10/2020	(8,300,000)	18,502

IRO USD 5Y GLM, Strike Price $0.03, Expiring 1/19/2016	(3,000,000)	(7,510)

IRO USD 5Y MYC, Strike Price $0.03, Expiring 12/11/2017	(4,200,000)	(71,609)

OTC Eput EUR vs USD GLM, Strike Price $0.01, Expiring 11/25/2015	(900,000)	(4,708)

TC Eput EUR vs USD GLM, Strike Price $0.01, Expiring 11/25/2015	(820,000)	(8,940)

TOTAL PUT OPTIONS		$(74,265)

	Contracts

PUT OPTION – 0.0%**

ICE A PUT UK 90 DAY LIBOR, Strike Price $0.98, Expiring 12/21/2016	(150)	$(2,168)

TOTAL PUT OPTION		$(2,168)

	Notional Amount

PUT SWAPTIONS – 0.0%**

INF CAP U.S. 10Y JPM, Strike Price $0.04, Expiring 4/22/2024	$(1,300,000)	$(1,820)

INF CAP U.S. 10Y JPM, Strike Price $0.04, Expiring 5/16/2024	(100,000)	(148)

INF FLOOR U.S. YOY JPM, Strike Price $0.02, Expiring 3/24/2020	(2,300,000)	(31,955)

INF FLOOR USD, Strike Price $2.17, Expiring 4/07/2020	(2,600,000)	(3,285)

TOTAL PUT SWAPTIONS		$(37,208)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(340,866))		$(281,286)

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

47

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Value

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 116.2%	$488,384,698
COLLATERAL FOR SECURITIES ON LOAN – (0.3%)	(1,085,178)

OTHER LIABILITIES LESS ASSETS – (15.9%)	(66,847,607)

TOTAL NET ASSETS – 100.0%	$420,451,913

Cost of investments for Federal income tax purposes is $501,825,974. The net unrealized appreciation/(depreciation) of investments was $(13,159,990). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $34,447,609 and net unrealized depreciation from investments for those securities having an excess of cost over value of $47,607,599.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

48

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Inflation-Linked & Fixed Income Securities

Asset-Backed Securities	$—	$4,954,539	$—	$4,954,539

Corporate Bonds	—	25,501,666	—	25,501,666

Foreign Government Inflation-Linked Securities	—	93,903,054	—	93,903,054

Foreign Government Securities	—	23,050,197	—	23,050,197

Mortgage-Backed Securities	—	1,964,072	—	1,964,072

U.S. Government Inflation-Linked Securities	—	96,461,825	—	96,461,825

U.S. Treasury	—	9,050,161	—	9,050,161

Real Estate Related Securities

Common Stocks	40,087,530	31,745	—	40,119,275

Investment Companies	174,131	—	—	174,131

Preferred Stock	65,790	—	—	65,790

Real Estate Investment Trusts	135,957,679	46,644	—	136,004,323

Commodity Related Securities

Investment Companies	47,107,899	—	—	47,107,899

Purchased Options	—	169,659	—	169,659

Short-Term Investments

Money Market Fund	7,754,215	—	—	7,754,215

Repurchase Agreements	—	2,385,178	—	2,385,178

Total Investments in Securities	231,147,244	257,518,740	—	488,665,984

Other Financial Instruments^

Forward Foreign Currency Contracts	$—	$2,421,483	$—	$2,421,483

Financial Futures Contracts	17,473	—	—	17,473

Credit Default Swaps	—	7,239	—	7,239

Interest Rate Swaps	—	561,704	—	561,704

Total Assets	231,164,717	260,509,166	—	491,673,883

Liabilities

Other Financial Instruments^

Written Options	$—	$(281,286)	$—	$(281,286)

Forward Foreign Currency Contracts	—	(3,461,873)	—	(3,461,873)

Financial Futures Contracts	(30,602)	—	—	(30,602)

Credit Default Swaps	—	(71,739)	—	(71,739)

Interest Rate Swaps	—	(2,857,152)	—	(2,857,152)

Total Liabilities	$(30,602)	$(6,672,050)	$—	$(6,702,652)

^ Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and written options are reported at their market value at period end.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

49

Wilmington Multi-Manager Real Asset Fund (continued)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

Δ	Floating rate note with current rate and stated maturity date shown.

‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.

^	7-Day net yield.

*	Non-income producing security.

Ö	All or a portion of this security is segregated as collateral in connection with the fund’s derivatives carried by the Fund. The total value of all securities segregated at October 31, 2015 amounted to $1,548,379 representing 0.37% of total net assets.

††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2015, the value of these securities amounted to $347,708 representing 0.08% of total net assets.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2015, these liquid restricted securities amounted to $15,165,411 representing 3.61% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

LLC - Limited Liability Corporation

LP - Limited Partnership

GMTN - Global Medium Term Note

OAT - Obligations Assimilables

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Currency Code	Currency

BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

At October 31, 2015, the Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED

11/2/2015	JP Morgan Securities	67,241,900 Indian Rupee	$1,034,332	$1,029,029	$ (5,303)

11/2/2015	HSBC Securities, Inc.	47,321,500 Indian Rupee	726,330	724,179	(2,151)

11/2/2015	Bank of New York	95,000 Australian Dollar	67,848	67,744	(104)

11/3/2015	Citigroup Global Markets	31,823,468 Pound Sterling	48,552,746	49,057,976	505,230

11/3/2015	Banc of America Securities	25,863,000 Euro	28,475,163	28,441,320	(33,843)

11/3/2015	Credit Suisse	7,732,000 Euro	8,667,928	8,502,814	(165,114)

11/3/2015	Banc of America Securities	5,593,841 New Zealand Dollar	3,761,206	3,787,019	25,813

11/3/2015	Chase Manhattan Corp.	5,141,000 Euro	5,838,102	5,653,514	(184,588)

11/3/2015	Citigroup Global Markets	2,397,000 Euro	2,697,668	2,635,960	(61,708)

11/3/2015	Citigroup Global Markets	2,387,000 Euro	2,712,900	2,624,963	(87,937)

11/3/2015	Citigroup Global Markets	2,201,000 Euro	2,446,467	2,420,421	(26,046)

11/3/2015	Chase Manhattan Corp.	2,034,000 Euro	2,301,489	2,236,772	(64,717)

11/3/2015	Chase Manhattan Corp.	1,994,000 Pound Sterling	3,081,633	3,073,883	(7,750)

11/3/2015	Chase Manhattan Corp.	1,936,000 Euro	2,203,599	2,129,003	(74,596)

11/3/2015	Chase Manhattan Corp.	1,764,000 Euro	2,010,543	1,939,856	(70,687)

11/3/2015	HSBC Securities, Inc.	1,692,000 Euro	1,896,787	1,860,678	(36,109)

11/3/2015	Banc of America Securities	1,266,000 Euro	1,430,947	1,392,209	(38,738)

11/3/2015	Citigroup Global Markets	778,000 Euro	890,475	855,560	(34,915)

11/3/2015	Credit Suisse	553,000 Euro	621,223	608,129	(13,094)

11/3/2015	Citigroup Global Markets	493,000 Pound Sterling	750,474	759,992	9,518

11/3/2015	Goldman Sachs & Company	445,000 Pound Sterling	676,028	685,997	9,969

11/3/2015	Chase Manhattan Corp.	444,000 Euro	499,275	488,263	(11,012)

11/3/2015	Citigroup Global Markets	220,000 Euro	242,815	241,932	(883)

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

50

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED (continued)

11/3/2015	Chase Manhattan Corp.	183,000 Euro	$204,495	$201,244	$ (3,251)

11/4/2015	Chase Manhattan Corp.	461,900,000 Japanese Yen	3,826,166	3,827,928	1,762

11/4/2015	Deutsche Bank	33,949,332 Brazilian Real	8,678,255	8,790,938	112,683

11/12/2015	Goldman Sachs & Company	163,500,000 Japanese Yen	1,362,780	1,355,077	(7,703)

11/12/2015	Citigroup Global Markets	314,000 New Zealand Dollar	204,723	212,435	7,712

11/18/2015	Citigroup Global Markets	13,472,420 Indian Rupee	207,109	205,501	(1,608)

12/18/2015	HSBC Securities, Inc.	10,517,000 Mexican Peso	635,085	634,470	(615)

12/18/2015	Credit Suisse	4,750,000 Mexican Peso	288,543	286,558	(1,985)

12/18/2015	WestPac Bank	2,118,000 Mexican Peso	126,549	127,775	1,226

1/21/2016	Barclays Bank International	203,677,408 Indian Rupee	3,071,594	3,070,608	(986)

CONTRACTS SOLD

11/2/2015	JP Morgan Securities	47,321,500 Indian Rupee	726,330	724,179	2,151

11/2/2015	HSBC Securities, Inc.	47,321,500 Indian Rupee	710,000	724,179	(14,179)

11/2/2015	Credit Suisse	19,255,420 Indian Rupee	290,000	294,673	(4,673)

11/2/2015	JP Morgan Securities	664,980 Indian Rupee	10,000	10,176	(176)

11/2/2015	Bank of New York	15,900 Australian Dollar	11,311	11,338	(27)

11/3/2015	HSBC Securities, Inc.	46,038,641 Euro	51,725,611	50,628,300	1,097,311

11/3/2015	Banc of America Securities	34,039,468 Pound Sterling	51,742,305	52,474,087	(731,782)

11/3/2015	Goldman Sachs & Company	10,552,359 Euro	11,858,560	11,604,338	254,222

11/3/2015	Chase Manhattan Corp.	5,593,841 New Zealand Dollar	3,537,920	3,787,019	(249,099)

11/3/2015	Citigroup Global Markets	716,000 Pound Sterling	1,084,420	1,103,761	(19,341)

11/3/2015	Chase Manhattan Corp.	707,000 Euro	779,086	777,453	1,633

11/4/2015	HSBC Securities, Inc.	461,900,000 Japanese Yen	3,852,377	3,827,929	24,448

11/4/2015	Deutsche Bank	33,949,332 Brazilian Real	8,388,765	8,790,938	(402,173)

11/4/2015	Chase Manhattan Corp.	362,277 Japanese Yen	3,000	3,002	(2)

11/4/2015	Bank of New York	50,627 Australian Dollar	35,810	36,094	(284)

11/12/2015	Chase Manhattan Corp.	384,100,000 Japanese Yen	3,244,421	3,183,396	61,025

11/12/2015	Chase Manhattan Corp.	1,827,000 Canadian Dollar	1,385,898	1,397,109	(11,211)

11/12/2015	Goldman Sachs & Company	957,000 Canadian Dollar	720,919	731,819	(10,900)

11/12/2015	Goldman Sachs & Company	281,000 Australian Dollar	198,263	200,258	(1,995)

11/17/2015	Goldman Sachs & Company	4,073,311,320 Colombian Peso	1,364,822	1,403,182	(38,360)

11/18/2015	JP Morgan Securities	67,241,900 Indian Rupee	1,031,951	1,025,670	6,281

11/24/2015	Deutsche Bank	10,384,000 Turkish Lira	3,431,366	3,536,742	(105,376)

12/2/2015	Chase Manhattan Corp.	461,900,000 Japanese Yen	3,827,257	3,829,060	(1,803)

12/2/2015	Deutsche Bank	33,949,332 Brazilian Real	8,587,810	8,707,224	(119,414)

12/2/2015	Citigroup Global Markets	31,823,468 Pound Sterling	48,544,510	49,050,339	(505,829)

12/2/2015	Banc of America Securities	25,863,000 Euro	28,486,827	28,452,334	34,493

12/2/2015	Banc of America Securities	5,593,841 New Zealand Dollar	3,753,294	3,778,829	(25,535)

12/2/2015	Chase Manhattan Corp.	3,845,000 Euro	4,251,801	4,229,951	21,850

12/4/2015	Barclays Bank International	34,158,671 Thai Baht	933,807	959,183	(25,376)

12/10/2015	Citigroup Global Markets	1,122,453 Singapore Dollar	781,027	800,125	(19,098)

12/18/2015	Credit Suisse	68,626,252 Mexican Peso	4,031,147	4,140,087	(108,940)

12/18/2015	Citigroup Global Markets	51,134,769 Mexican Peso	3,031,286	3,084,860	(53,574)

12/18/2015	HSBC Securities, Inc.	50,566,048 Mexican Peso	2,999,101	3,050,550	(51,449)

12/18/2015	Barclays Bank International	20,596,000 South African Rand	1,559,802	1,475,287	84,515

12/18/2015	Chase Manhattan Corp.	15,095,706 South African Rand	1,090,951	1,081,302	9,649

1/5/2016	Citigroup Global Markets	1,564,186 Brazilian Real	468,291	396,969	71,322

1/5/2016	Citigroup Global Markets	311,002 Brazilian Real	93,307	78,928	14,379

1/21/2016	JP Morgan Securities	1,050,015,000 South Korean Won	892,718	918,552	(25,834)

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

51

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
10/4/2016	Banc of America Securities	1,600,000 Brazilian Real	$405,988	$371,962	$ 34,026
10/4/2016	JP Morgan Securities	1,500,000 Brazilian Real	378,979	348,714	30,265
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(1,040,390)

At October 31, 2015, the Real Asset Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD
11/2/2015	Banc of America Securities	1,674,205 Brazilian Real	$430,000	$434,120	$ (4,120)
12/4/2015	Goldman Sachs & Company	15,952,100 Taiwan Dollar	483,763	491,414	(7,651)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(11,771)

At October 31, 2015, the Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
10YR US Treasury Note(CBT)	December 2015	40	$5,091,934	$5,107,500	$ 15,566
SHORT POSITIONS:
5YR US Treasury Note(CBT)	December 2015	3	$ 361,228	$ 359,321	$ 1,907
EURO-BUND FUTURE	December 2015	7	1,227,598	1,237,307	(9,709)
US LONG BOND(CBT)	December 2015	11	1,699,919	1,720,812	(20,893)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$(13,129)

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

52

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At October 31, 2015, the Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared
Chicago Mercantile Exchange*	07/10/25	$21,500,000	6.42%	28 Day MXN TIIE	$ (17,210)	$ —	$ (17,210)
Chicago Mercantile Exchange*	06/28/35	1,500,000	7.03%	28 Day MXN TIIE	(1,450)	—	(1,450)
Chicago Mercantile Exchange*	06/28/35	15,800,000	7.03%	29 Day MXN TIIE	(10,382)	2,743	(13,125)
Chicago Mercantile Exchange*	12/16/17	34,200,000	1.50%	3 Month USD LIBOR	(391,848)	(269,029)	(122,819)
Chicago Mercantile Exchange*	12/16/20	2,800,000	2.00%	3 Month USD LIBOR	(58,431)	(68,257)	9,826
Chicago Mercantile Exchange#	12/16/22	700,000	2.25%	3 Month USD LIBOR	18,662	4,860	13,802
Chicago Mercantile Exchange#	09/16/25	1,100,000	2.23%	3 Month USD LIBOR	(15,632)	—	(15,632)
Chicago Mercantile Exchange#	09/16/25	600,000	2.22%	3 Month USD LIBOR	(8,109)	—	(8,109)
Chicago Mercantile Exchange#	10/02/25	3,900,000	2.35%	3 Month USD LIBOR	(96,718)	—	(96,718)
Chicago Mercantile Exchange#	12/16/25	2,600,000	2.50%	3 Month USD LIBOR	(91,493)	(40,799)	(50,694)
Credit Suisse International*	12/16/45	7,800,000	2.75%	3 Month USD LIBOR	(294,165)	337,709	(631,874)
Chicago Mercantile Exchange#	12/16/45	1,500,000	2.75%	3 Month USD LIBOR	(56,570)	(48,726)	(7,844)
London Clearing House*	12/16/45	300,000	2.75%	3 Month USD LIBOR	(13,437)	15,974	(29,411)
Chicago Mercantile Exchange#	02/10/46	100,000	2.57%	3 Month USD LIBOR	529	—	529
Chicago Mercantile Exchange#	03/16/26	700,000	1.00%	6 Month EUR LIBOR	(581)	7,906	(8,487)
Chicago Mercantile Exchange*	12/31/16	25,600,000	1.60%	6 Month GBP LIBOR	351,479	—	351,479
Chicago Mercantile Exchange*	12/31/19	10,500,000	2.27%	6 Month GBP LIBOR	(594,278)	—	(594,278)
Chicago Mercantile Exchange#	03/16/26	630,000	2.00%	6 Month GBP LIBOR	1,353	9,113	(7,760)
Chicago Mercantile Exchange#	03/16/46	630,000	2.25%	6 Month GBP LIBOR	(16,880)	2,600	(19,480)
Chicago Mercantile Exchange*	09/18/23	140,000,000	1.00%	6 Month JPY LIBOR	(60,118)	(9,264)	(50,854)
Chicago Mercantile Exchange*	09/18/23	120,000,000	1.00%	6 Month JPY LIBOR	(51,530)	(6,099)	(45,431)
Chicago Mercantile Exchange*	03/20/24	60,000,000	1.00%	6 Month JPY LIBOR	(26,041)	(21,678)	(4,363)
London Clearing House*	12/16/25	4,500,000	2.50%	6 Month USD LIBOR	(169,149)	68,277	(237,426)
					$(1,601,999)	$ (14,670)	$(1,587,329)
Over the Counter
HSBC Bank USA NA#	01/02/18	3,300,000	13.03%	BRL Cetip	(35,525)	(3,005)	(32,520)
Goldman Sachs Group, Inc.#	01/02/18	2,500,000	13.03%	BRL Cetip	(26,913)	1,285	(28,198)
Credit Suisse International#	01/02/18	1,400,000	13.73%	BRL Cetip	(11,257)	38	(11,295)
Barclays Bank PLC#	01/02/18	1,100,000	13.03%	BRL Cetip	(11,842)	(121)	(11,721)
JP Morgan Chase Bank NA#	01/02/18	600,000	13.03%	BRL Cetip	(6,459)	(687)	(5,772)
HSBC Securities, Inc.#	01/04/21	6,300,000	14.56%	BRL Cetip	(46,208)	(204)	(46,004)
HSBC Securities, Inc.#	01/04/21	5,600,000	13.45%	BRL Cetip	(84,291)	653	(84,944)
Deutsche Bank AG#	01/04/21	5,100,000	14.50%	BRL Cetip	(39,444)	—	(39,444)
HSBC Securities, Inc.#	01/04/21	3,100,000	14.50%	BRL Cetip	(23,976)	(182)	(23,794)
HSBC Securities, Inc.#	01/04/21	2,400,000	13.42%	BRL Cetip	(36,608)	—	(36,608)
Deutsche Bank AG#	01/04/21	700,000	13.45%	BRL Cetip	(10,536)	49	(10,585)
Credit Suisse International#	01/04/21	700,000	13.45%	BRL Cetip	(10,536)	49	(10,585)
JP Morgan Bank*	10/15/17	600,000	0.58%	Eurostat Eurozone HICP Ex Tobacco	124	—	124
Deutsche Bank AG*	10/15/17	400,000	0.58%	Eurostat Eurozone HICP Ex Tobacco	82	(46)	128
Deutsche Bank AG*	10/15/17	200,000	0.57%	Eurostat Eurozone HICP Ex Tobacco	86	—	86
Credit Suisse International*	08/15/18	3,500,000	4.70%	Eurostat Eurozone HICP Ex Tobacco	(24,700)	(572)	(24,128)
Citibank NA*	08/15/18	400,000	6.55%	Eurostat Eurozone HICP Ex Tobacco	314	(503)	817
Deutsche Bank AG*	09/15/18	1,300,000	0.60%	Eurostat Eurozone HICP Ex Tobacco	3,472	—	3,472
Credit Suisse International*	09/15/18	800,000	6.15%	Eurostat Eurozone HICP Ex Tobacco	1,864	—	1,864
Citigroup Global Markets*	09/15/18	500,000	0.64%	Eurostat Eurozone HICP Ex Tobacco	739	—	739
Goldman Sachs Group, Inc.*	09/15/18	500,000	0.65%	Eurostat Eurozone HICP Ex Tobacco	569	—	569
Goldman Sachs Group, Inc.*	10/15/18	6,200,000	0.65%	Eurostat Eurozone HICP Ex Tobacco	14,785	2,332	12,453

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

53

Wilmington Multi-Manager Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG*	10/15/18	$3,000,000	6.50%	Eurostat Eurozone HICP Ex Tobacco	$7,154	$ 1,979	$ 5,175
Citibank NA*	10/15/18	600,000	6.50%	Eurostat Eurozone HICP Ex Tobacco	1,516	—	1,516
Societe General Securities*	10/15/18	600,000	6.80%	Eurostat Eurozone HICP Ex Tobacco	818	243	575
Goldman Sachs Group, Inc.#	01/14/30	1,180,000	3.14%	UK RPI All Items NSA	13,264	—	13,264
Goldman Sachs Group, Inc.#	04/15/30	1,100,000	3.20%	UK RPI All Items NSA	11,152	—	11,152
Goldman Sachs Group, Inc.#	05/15/30	600,000	3.32%	UK RPI All Items NSA	23,718	—	23,718
Citibank NA#	05/15/30	300,000	3.35%	UK RPI All Items NSA	14,446	—	14,446
Credit Suisse International#	05/15/30	100,000	3.35%	UK RPI All Items NSA	4,887	—	4,887
Deutsche Bank AG#	08/15/30	400,000	3.32%	UK RPI All Items NSA	10,807	1,579	9,228
Bank of America NA#	04/08/35	600,000	3.31%	UK RPI All Items NSA	(8,266)	—	(8,266)
Credit Suisse International#	04/15/35	700,000	3.34%	UK RPI All Items NSA	(1,327)	364	(1,691)
Goldman Sachs Group, Inc.#	04/15/35	200,000	3.36%	UK RPI All Items NSA	1,473	—	1,473
Credit Suisse International#	01/12/45	100,000	3.33%	UK RPI All Items NSA	(5,157)	1,053	(6,210)
Barclays Bank PLC*	12/19/15	2,800,000	1.73%	US Urban Consumers NSA	(52,819)	—	(52,819)
Deutsche Bank AG*	11/29/16	3,500,000	1.85%	US Urban Consumers NSA	(98,852)	—	(98,852)
Deutsche Bank AG*	02/10/17	6,200,000	1.93%	US Urban Consumers NSA	(177,225)	—	(177,225)
Goldman Sachs Group, Inc.*	02/12/17	500,000	2.42%	US Urban Consumers NSA	(27,972)	—	(27,972)
RBS Securities, Inc.*	07/15/17	2,400,000	2.25%	US Urban Consumers NSA	(143,493)	86	(143,579)
Citibank NA*	07/15/17	200,000	2.25%	US Urban Consumers NSA	(11,958)	17	(11,975)
Bank of America NA*	10/16/17	200,000	1.01%	US Urban Consumers NSA	456	—	456
Deutsche Bank AG#	05/12/25	2,800,000	2.06%	US Urban Consumers NSA	77,418	—	77,418
Bank of America NA*	08/26/25	1,000,000	1.73%	US Urban Consumers NSA	2,508	—	2,508
					$(703,712)	$ 4,407	$ (708,119)
Net Unrealized Appreciation (Depreciation) on Interest Rate Swap Contracts					$(2,305,711)	$(10,263)	$(2,295,448)

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

54

PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (concluded)

At October 31, 2015, the Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity /Obligation	Implied Credit Spread at October 31, 2015(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Over the Counter
Goldman Sachs Group, Inc.##	09/20/20	$100,000	5.00%	CHESAPEAK ENERGY SNR SP GST	4.27%	$3,183	$ 30	$ 3,153
Goldman Sachs Group, Inc.##	09/20/20	100,000	5.00%	CHESAPEAK ENERGY SNR SP GST	1.64%	(31,946)	(9,005)	(22,941)
Morgan Stanley Capital Services##	03/20/19	200,000	5.00%	CHESAPEAK ENERGY SNR SP MYC	1.48%	(46,718)	(12,726)	(33,992)
Citibank NA##	09/20/20	200,000	1.00%	FREEPORT-MCMORAN SNR SP CBK	0.57%	(37,358)	(31,937)	(5,421)
JP Morgan Chase Bank NA##	09/20/20	300,000	1.00%	FREEPORT-MCMORAN SNR SP JPM	0.57%	(56,037)	(46,652)	(9,385)
Morgan Stanley Capital Services##	03/20/16	100,000	1.00%	GAZPROM SNR EM SP GST	0.22%	(366)	(2,552)	2,186
JP Morgan Chase Bank NA##	03/20/16	100,000	1.00%	GAZPROM SNR EM SP JPM	0.22%	(366)	(2,266)	1,900
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS						$(169,608)	$(105,108)	$(64,500)

* Portfolio pays the fixed rate and receives the floating rate.

# Portfolio pays the floating rate and receives the fixed rate.

## The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a) “Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b) “Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c) “Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

55

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Conservative Fund

At October 31, 2015, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Debt Funds	58.7%
Equity Funds	19.7%
Alternative Investment Funds	10.8%
Exchange-Traded Funds	6.8%
Money Market Fund	4.0%
Other Assets and Liabilities – Net[1]	0.0%[2]
TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Represents Less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 96.0%

ALTERNATIVE INVESTMENT FUNDS – 10.8%

AQR Managed Futures Strategy Fund, Class I	145,746	$1,582,797

Blackstone Alt Multi-Strategy, Class Y*	80,058	826,199

Legg Mason BW Absolute Return Opportunities Fund, Class I	123,725	1,456,241

TOTAL ALTERNATIVE INVESTMENT FUNDS		$3,865,237

DEBT FUNDS – 58.7%

Fidelity Focused High Income	123,257	1,034,124

FPA New Income, Inc.	158,569	1,590,444

RidgeWorth Seix Floating Rate High Income Fund, Class I	115,589	988,285

Wilmington Broad Market Bond Fund, Class I§	575,450	5,541,583

Wilmington Intermediate-Term Bond Fund, Class I§	1,193,379	11,862,187

TOTAL DEBT FUNDS		$21,016,623

EQUITY FUNDS – 19.7%

DFA U.S. Small Cap Value Portfolio, Institutional Shares	6,318	208,986

Diamond Hill Large Cap Fund, Class Y	9,360	218,081

Highland Long/Short Equity Fund, Class Z	86,565	1,059,553

Janus Enterprise Fund, Class I	3,195	290,866

LSV Value Equity Fund, Class I	9,472	224,017

Description	Number of Shares	Value

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	15,659	$654,545

T Rowe Price Institutional Large-Cap Growth Fund, Class I	22,141	668,669

Wilmington Large-Cap Strategy Fund, Class I§	75,825	1,395,931

Wilmington Multi-Manager International Fund, Class I§	324,138	2,333,792

TOTAL EQUITY FUNDS		$7,054,440

EXCHANGE-TRADED FUNDS – 6.8%

iShares Cohen & Steers REIT ETF	3,645	355,315

iShares Currency Hedged MSCI Eurozone ETF	4,225	114,160

iShares Russell Mid-Cap Value ETF	4,175	297,385

iShares Russell Top 200 Value ETF	6,275	267,127

iShares TIPS ETF	7,497	831,867

SPDR Dow Jones International Real Estate ETF	10,360	429,526

WisdomTree Japan Hedged Equity Fund ETF	2,825	150,544

TOTAL EXCHANGE-TRADED FUNDS		$2,445,924

TOTAL INVESTMENT COMPANIES
(COST $33,386,398)		$34,382,224

MONEY MARKET FUND – 4.0%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	1,442,651	$1,442,651

TOTAL MONEY MARKET FUND
(COST $1,442,651)		$1,442,651

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

56

PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Conservative Fund (concluded)

Description	Value

TOTAL INVESTMENTS – 100.0%
(COST $34,829,049)	$35,824,875

OTHER ASSETS LESS LIABILITIES – 0.0%**	10,958

TOTAL NET ASSETS – 100.0%	$35,835,833

Cost of investments for Federal income tax purposes is $35,223,379. The net unrealized appreciation/(depreciation) of investments was $601,496. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,279,870 and net unrealized depreciation from investments for those securities having an excess of cost over value of $678,374.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Investment Companies	$34,382,224	$—	$—	$34,382,224

Money Market Fund	1,442,651	—	—	1,442,651

Total	$35,824,875	$—	$—	$35,824,875

*	Non-income producing security.

^	7-Day net yield.

§	Affiliated company. See Note 5 in Notes to Financial Statements.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

57

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Moderate Fund

At October 31, 2015, the Fund’s portfolio composition was as follows (unaudited):

Investment Companies:	Percentage of Total Net Assets
Equity Funds	53.0%
Alternative Investment Funds	11.4%
Exchange-Traded Funds	7.7%
Debt Funds	7.1%
Corporate Bonds	6.4%
Mortgage-Backed Securities	4.6%
U.S. Treasury	4.6%
Collateralized Mortgage Obligations	0.5%
Enhanced Equipment Trust Certificates	0.2%
Cash Equivalents[1]	7.1%
Other Assets and Liabilities – Net[2]	(2.6)%
TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 79.2%

ALTERNATIVE INVESTMENT FUNDS – 11.4%

AQR Managed Futures Strategy Fund, Class I	208,384	$2,263,052

Blackstone Alt Multi-Strategy, Class Y*	129,138	1,332,709

Legg Mason BW Absolute Return Opportunities Fund, Class I	182,520	2,148,255

TOTAL ALTERNATIVE INVESTMENT FUNDS		$5,744,016

DEBT FUNDS – 7.1%

Fidelity Focused High Income	125,694	1,054,573

FPA New Income, Inc.	137,478	1,378,902

RidgeWorth Seix Floating Rate High Income Fund, Class I	130,890	1,119,105

TOTAL DEBT FUNDS		$3,552,580

EQUITY FUNDS – 53.0%

DFA U.S. Small Cap Value Portfolio, Institutional Shares	12,797	423,341

Diamond Hill Large Cap Fund, Class Y	63,652	1,483,098

Harbor International Fund, Institutional Shares	62,606	4,111,325

Highland Long/Short Equity Fund, Class Z	161,464	1,976,322

Janus Enterprise Fund, Class I	18,991	1,728,980

Description	Number of Shares	Value

LSV Value Equity Fund, Class I	61,591	$1,456,622

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	53,660	2,243,002

T Rowe Price Institutional Large-Cap Growth Fund, Class I	75,778	2,288,491

Wilmington Large-Cap Strategy Fund, Class I§	315,695	5,811,943

Wilmington Multi-Manager International Fund, Class I§	716,219	5,156,780

TOTAL EQUITY FUNDS		$26,679,904

EXCHANGE-TRADED FUNDS – 7.7%

iShares Cohen & Steers REIT ETF#	5,125	499,585

iShares Currency Hedged MSCI Eurozone ETF	15,700	424,214

iShares Russell Mid-Cap Value ETF#	8,050	573,401

iShares TIPS ETF#	11,100	1,231,656

SPDR Dow Jones International Real Estate ETF	13,500	559,710

WisdomTree Japan Hedged Equity Fund ETF	10,900	580,861

TOTAL EXCHANGE-TRADED FUNDS		$3,869,427

TOTAL INVESTMENT COMPANIES (COST $36,762,353)		$39,845,927

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

58

PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

	Par Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%

Series 1988-23, Class C, 9.75%, 9/25/18	$545	$595

Series 2012-114, Class VM, 3.50%, 10/25/25	160,209	169,543

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$170,138

WHOLE LOAN – 0.1%

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.65%, 2/25/34Δ	41,051	40,723

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.86%, 11/25/35Δ	28,764	26,182

TOTAL WHOLE LOAN		$66,905

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $249,025)		$237,043

CORPORATE BONDS – 6.4%

AEROSPACE & DEFENSE – 0.2%

L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	85,000	86,763

BANKS – 0.2%

BB&T Corp.,
Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	30,221

Citigroup, Inc.,
Sr. Unsecured, 1.70%, 4/27/18	35,000	34,847

Comerica, Inc.,
Subordinated, 3.80%, 7/22/26	5,000	4,976

Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	20,000	20,676

Morgan Stanley,
Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,194

TOTAL BANKS		$100,914

BEVERAGES – 0.4%

Anheuser-Busch Cos. LLC,
Company Guaranteed, 5.05%, 10/15/16	130,000	135,172

Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.00%, 1/15/20	10,000	9,884

Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.70%, 11/15/22	40,000	38,994

TOTAL BEVERAGES		$184,050

BIOTECHNOLOGY – 0.1%

Amgen, Inc.,
Sr. Unsecured, 4.40%, 5/01/45	25,000	23,257

Celgene Corp.,
Sr. Unsecured, 4.63%, 5/15/44	40,000	38,280

TOTAL BIOTECHNOLOGY		$61,537

CAPITAL MARKETS – 0.2%

BlackRock, Inc.,
Sr. Unsecured, 3.38%, 6/01/22	38,000	39,545

Description	Par Value	Value
Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	$15,000	$15,180

Morgan Stanley,
Sr. Unsecured, 1.58%, 2/25/16Δ	35,000	35,101

TOTAL CAPITAL MARKETS		$89,826

COMMERCIAL BANKS – 0.2%

HSBC USA, Inc.,
Sr. Unsecured, 2.63%, 9/24/18	40,000	40,736

Wells Fargo & Co.,
Series M, Subordinated, 3.45%, 2/13/23	35,000	35,188

TOTAL COMMERCIAL BANKS		$75,924

COMMERCIAL FINANCE – 0.1%

General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	70,000	71,295

COMPUTERS – 0.1%

Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17	45,000	45,193

CONSUMER FINANCE – 0.1%

American Express Co.,
Sr. Unsecured, FRN, 0.92%, 5/22/18Δ	30,000	29,897

DIVERSIFIED FINANCIAL SERVICES – 0.6%

Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	50,000	50,200

Citigroup, Inc.,
Sr. Unsecured, 6.00%, 8/15/17	100,000	107,595

FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	125,177

Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16Ω	25,000	25,079

TD Ameritrade Holding Corp.,
Sr. Unsecured, 2.95%, 4/01/22	18,000	17,934

TOTAL DIVERSIFIED FINANCIAL SERVICES		$325,985

ELECTRIC – 0.5%

Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	35,000	36,828

DTE Energy Co.,
Sr. Unsecured, 3.85%, 12/01/23	10,000	10,379

Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	90,000	96,433

Pacific Gas & Electric Co.,
Sr. Unsecured, 3.75%, 2/15/24	20,000	20,778

UIL Holdings Corp.,
Sr. Unsecured, 4.63%, 10/01/20	70,000	74,783

TOTAL ELECTRIC		$239,201

ELECTRONICS – 0.0%**

Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 3.30%, 2/15/22	20,000	20,066

ENVIRONMENTAL CONTROL – 0.2%

Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	60,000	60,778

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

59

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	$35,000	$35,541

Waste Management, Inc.,
Company Guaranteed, 4.10%, 3/01/45	25,000	23,392

TOTAL ENVIRONMENTAL CONTROL		$119,711

HEALTH CARE PROVIDERS & SERVICES – 0.0%**

UnitedHealth Group, Inc.,
Sr. Unsecured, 2.75%, 2/15/23	25,000	24,689

HOME FURNISHINGS – 0.2%

Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	65,000	69,542

Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	10,004

TOTAL HOME FURNISHINGS		$79,546

HOUSEHOLD PRODUCTS – 0.1%

Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	60,000	62,129

INSURANCE – 0.4%

Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	40,000	41,066

CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	35,000	35,314

WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	60,000	63,905

WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	45,000	44,258

TOTAL INSURANCE		$184,543

MEDIA – 0.2%

CBS Corp.,
Company Guaranteed, 4.60%, 1/15/45	25,000	22,528

Time Warner, Inc.,
Company Guaranteed, 4.85%, 7/15/45	25,000	25,010

Viacom, Inc.,
Sr. Unsecured, 2.50%, 12/15/16	60,000	60,648

TOTAL MEDIA		$108,186

METALS & MINING – 0.1%

Rio Tinto Finance USA Ltd.,
Company Guaranteed, 9.00%, 5/01/19	60,000	72,848

MISCELLANEOUS MANUFACTURING – 0.1%

Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	45,000	46,778

Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	20,000	20,365

TOTAL MISCELLANEOUS MANUFACTURING		$67,143

OFFICE/BUSINESS EQUIPMENT – 0.1%

Xerox Corp.,
Sr. Unsecured, 2.75%, 3/15/19	30,000	29,131

OIL & GAS – 0.4%

BP Capital Markets PLC,
Company Guaranteed, 2.50%, 11/06/22	50,000	48,439

Description	Par Value	Value
Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	$30,000	$30,268

Marathon Oil Corp.,
Sr. Unsecured, 2.80%, 11/01/22	45,000	40,302

Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	20,000	19,604

Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	70,000	50,184

Valero Energy Corp.,
Sr. Unsecured, 4.90%, 3/15/45	10,000	9,272

TOTAL OIL & GAS		$198,069

PHARMACEUTICALS – 0.1%

AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	20,000	18,381

Actavis Funding SCS,
Company Guaranteed, 4.75%, 3/15/45	10,000	9,654

Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	20,000	21,260

Merck & Co., Inc.,
Sr. Unsecured, 3.70%, 2/10/45	10,000	9,191

TOTAL PHARMACEUTICALS		$58,486

PIPELINES – 0.2%

Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	35,000	31,010

ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	45,000	38,630

Spectra Energy Partners LP,
Sr. Unsecured, 4.50%, 3/15/45	25,000	21,196

TOTAL PIPELINES		$90,836

REAL ESTATE INVESTMENT TRUSTS – 0.9%

American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	15,000	15,960

CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	100,000	106,924

Digital Realty Trust LP,
Company Guaranteed, 5.88%, 2/01/20#	100,000	111,145

HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	15,000	15,103

Health Care REIT, Inc.,
Sr. Unsecured, 4.70%, 9/15/17	100,000	105,088

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	40,000	39,208

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	15,000	14,621

ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	35,000	35,415

TOTAL REAL ESTATE INVESTMENT TRUSTS		$443,464

RETAIL – 0.1%

CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	30,000	32,085

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

60

PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value

SEMICONDUCTORS – 0.1%

Intel Corp.,
Sr. Unsecured, 2.70%, 12/15/22	$35,000	$35,133

TELECOMMUNICATIONS – 0.3%

AT&T, Inc.,
Sr. Unsecured, 1.40%, 12/01/17	35,000	34,980

AT&T, Inc.,
Sr. Unsecured, 4.50%, 5/15/35	15,000	14,095

AT&T, Inc.,
FRN, Sr. Unsecured, 1.24%, 11/27/18Δ	55,000	55,209

Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	35,000	40,621

TOTAL TELECOMMUNICATIONS		$144,905

TRANSPORTATION – 0.2%

FedEx Corp.,
Company Guaranteed, 3.88%, 8/01/42	30,000	26,225

FedEx Corp.,
Company Guaranteed, 4.10%, 2/01/45	15,000	13,562

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	55,531

TOTAL TRANSPORTATION		$95,318

TRUCKING & LEASING – 0.0%**

GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	20,000	19,979

TOTAL CORPORATE BONDS
(COST $3,162,827)		$3,196,852

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%

Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	59,828	67,942

Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates,
6.82%, 8/10/22	46,490	54,190

TOTAL AIRLINES		$122,132

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $105,727)		$122,132

MORTGAGE-BACKED SECURITIES – 4.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.5%

Pool A15865, 5.50%, 11/01/33	54,728	60,855

Pool A19412, 5.00%, 3/01/34	156,157	174,062

Pool C00478, 8.50%, 9/01/26	2,350	2,757

Pool C03517, 4.50%, 9/01/40	42,983	46,661

Pool C03849, 3.50%, 4/01/42	61,954	64,567

Pool C04305, 3.00%, 11/01/42	204,783	206,876

Pool C09020, 3.50%, 11/01/42	201,510	209,576

Pool G05774, 5.00%, 1/01/40	314,917	347,242

Pool G07889, 3.50%, 8/01/43	46,744	48,613

Description	Par Value	Value

Pool Q23891, 4.00%, 12/01/43	$74,178	$79,078

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,240,287

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.0%

Pool 326445, 0.88%, 5/21/18	165,000	164,506

Pool 533246, 7.50%, 4/01/30	4,980	5,147

Pool 580676, 1.63%, 11/27/18	165,000	167,586

Pool AB4089, 3.00%, 12/01/26	42,050	43,980

Pool AJ4050, 4.00%, 10/01/41	135,320	144,665

Pool AL6325, 3.00%, 10/01/44	81,480	82,564

Pool AS0302, 3.00%, 8/01/43	85,445	86,583

Pool AT7899, 3.50%, 7/01/43	90,067	93,926

Pool AX5302, 4.00%, 1/01/42	40,877	43,702

Pool G60038, 3.50%, 1/01/44	157,897	164,214

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$996,873

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%

Pool 354677, 7.50%, 10/15/23	16,502	19,389

Pool 354765, 7.00%, 2/15/24	20,748	24,350

Pool 354827, 7.00%, 5/15/24	22,066	25,894

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$69,633

TOTAL MORTGAGE-BACKED SECURITIES
(COST $2,266,642)		$2,306,793

U.S. TREASURY – 4.6%

U.S. TREASURY BONDS – 1.0%

3.00%, 11/15/44	53,000	53,700

3.13%, 8/15/44	11,000	11,431

3.38%, 5/15/44	139,000	151,589

3.63%, 2/15/44	87,000	99,488

4.38%, 5/15/40	120,000	153,219

4.75%, 2/15/37	21,000	28,267

TOTAL U.S. TREASURY BONDS		$497,694

U.S. TREASURY NOTES – 3.6%

0.63%, 9/30/17#	40,000	39,923

0.88%, 10/15/17	360,000	360,879

1.50%, 12/31/18	87,000	88,043

1.50%, 3/31/19	100,000	101,075

1.50%, 11/30/19	40,000	40,191

1.63%, 11/15/22	96,000	94,291

2.00%, 10/31/21	165,000	167,256

2.00%, 2/15/25	115,000	113,730

2.13%, 6/30/22	175,000	177,953

2.13%, 5/15/25	140,000	139,768

2.13%, 8/31/20	115,000	118,176

2.25%, 11/15/24	80,000	80,891

2.38%, 8/15/24	55,000	56,249

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

61

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
3.50%, 5/15/20	$100,000	$108,777

4.50%, 2/15/16	30,000	30,371

4.50%, 5/15/17	100,000	105,914

TOTAL U.S. TREASURY NOTES		$1,823,487

TOTAL U.S. TREASURY (COST $2,251,395)		$2,321,181
	Number of Shares

MONEY MARKET FUND – 4.5%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	2,272,793	$2,272,793

TOTAL MONEY MARKET FUND (COST $2,272,793)		$2,272,793

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $47,070,762)		$50,302,721
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.6%

REPURCHASE AGREEMENTS – 2.6%

BNP Paribas Securities Corp., 0.09%, dated 10/30/15, due 11/02/15, repurchase price $243,918, collateralized by U.S. Government & Treasury Securities 0.00% to 7.50%, maturing 8/01/16 to 11/01/45; total market value of $248,794.	$243,916	$$243,916

Citigroup Global Markets, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $243,918, collateralized by U.S. Government & Treasury Securities 2.00% to 6.50%, maturing 12/31/26 to 11/01/45; total market value of $248,794.	243,916	243,916

HSBC Securities USA, Inc., 0.06%, dated 10/30/15, due 11/02/15, repurchase price $243,917, collateralized by U.S. Government Securities 0.00% to 8.95%, maturing 11/15/15 to 7/15/37; total market value of $248,795.	243,916	243,916

Mizuho Securities USA, Inc., 0.10%, dated 10/30/15, due 11/02/15, repurchase price $243,918, collateralized by U.S. Government Securities 0.00% to 9.50%, maturing 3/01/18 to 12/15/43; total market value of $248,794.	243,916	243,916

RBC Capital Markets LLC, 0.10%, dated 10/30/15, due 11/02/15, repurchase price $243,918, collateralized by U.S. Government & Treasury Securities 0.24% to 7.00%, maturing 8/15/16 to 10/01/45; total market value of $248,794.	243,916	243,916

Description	Par Value	Value

Royal Bank of Scotland PLC, 0.07%, dated 10/30/15, due 11/02/15, repurchase price $64,188, collateralized by U.S. Treasury Securities 0.07% to 3.38%, maturing 1/31/17 to 8/15/21; total market value of $65,472.	$64,188	$64,188

TOTAL REPURCHASE AGREEMENTS		$1,283,768

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,283,768)		$1,283,768

TOTAL INVESTMENTS – 102.6% (COST $48,354,530)		$51,586,489

COLLATERAL FOR SECURITIES ON LOAN – (2.6%)		(1,283,768)

OTHER ASSETS LESS LIABILITIES – 0.0%**		414

TOTAL NET ASSETS – 100.0%		$50,303,135

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

62

PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (concluded)

Cost of investments for Federal income tax purposes is $48,992,781. The net unrealized appreciation/(depreciation) of investments was $2,593,708. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,590,211 and net unrealized depreciation from investments for those securities having an excess of cost over value of $996,503.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Investment Companies	$39,845,927	$—	$—	$39,845,927

Collateralized Mortgage Obligations	—	237,043	—	237,043

Corporate Bonds	—	3,196,852	—	3,196,852

Enhanced Equipment Trust Certificates	—	122,132	—	122,132

Mortgage-Backed Securities	—	2,306,793	—	2,306,793

U.S. Treasury	—	2,321,181	—	2,321,181

Money Market Fund	2,272,793	—	—	2,272,793

Repurchase Agreements	—	1,283,768	—	1,283,768

Total	$42,118,720	$9,467,769	$—	$51,586,489

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

*	Non-income producing security.

^	7-Day net yield.

Δ	Floating rate note with current rate and stated maturity date shown.

§	Affiliated company. See Note 5 in Notes to Financial Statements.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2015, these liquid restricted securities amounted to $150,256 representing 0.3% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

63

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Aggressive Fund

At October 31, 2015, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Equity Funds	79.5%
Exchange-Traded Funds	8.6%
Alternative Investment Funds	7.8%
Money Market Fund	4.2%
Other Assets and Liabilities – Net[1]	(0.1)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 95.9%

ALTERNATIVE INVESTMENT FUNDS – 7.8%

AQR Managed Futures Strategy Fund, Class I	135,814	$1,474,936

Highland Long/Short Equity, Class Z	72,647	889,197

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,364,133

EQUITY FUNDS – 79.5%

DFA U.S. Small Cap Value Portfolio, Institutional Class	9,008	297,999

Diamond Hill Large Cap Fund, Class Y	54,500	1,269,848

Harbor International Fund, Institutional Shares	17,118	1,124,149

iShares Currency Hedged MSCI	15,300	413,406

Janus Enterprise, Class I	17,756	1,616,484

LSV Value Equity Fund, Class I	52,750	1,247,546

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	54,840	2,292,309

T Rowe Price Institutional Large-Cap Growth Fund, Class I	77,461	2,339,315

Wilmington Large-Cap Strategy Fund, Class I§	301,047	5,542,283

Wilmington Multi-Manager International Fund, Class I§	1,035,149	7,453,069

WisdomTree Japan Hedged Equity Fund	10,100	538,229

TOTAL EQUITY FUNDS		$24,134,637

EXCHANGE-TRADED FUNDS – 8.6%

iShares Cohen & Steers REIT ETF	3,171	309,109

iShares Russell Mid-Cap Value	17,025	1,212,691

iShares TIPS ETF	6,862	761,408

Description	Number of Shares	Value

SPDR Dow Jones International Real Estate ETF	7,890	$327,119

TOTAL EXCHANGE-TRADED FUNDS		$2,610,327

TOTAL INVESTMENT COMPANIES (COST $24,936,982)		$29,109,097

MONEY MARKET FUND – 4.2%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	1,274,462	1,274,462

TOTAL MONEY MARKET FUND (COST $1,274,462)		$1,274,462

TOTAL INVESTMENTS – 100.1% (COST $26,211,444)		$30,383,559

OTHER LIABILITIES LESS ASSETS – (0.1%)		(37,021)

TOTAL NET ASSETS – 100.0%		$30,346,538

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

64

PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Aggressive Fund (concluded)

Cost of investments for Federal income tax purposes is $30,050,872. The net unrealized appreciation/(depreciation) of investments was $332,687. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,240,345 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,907,658.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Investment Companies	$29,109,097	$—	$—	$29,109,097

Money Market Fund	1,274,462	—	—	1,274,462

Total	$30,383,559	$—	$—	$30,383,559

^	7-Day net yield.

§	Affiliated company. See Note 5 in Notes to Financial Statements.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

65

October 31, 2015 (unaudited)	Wilmington Multi-Manager International Fund	Wilmington Multi-Manager Alternatives Fund		Wilmington Multi-Manager Real Asset Fund
ASSETS:
Investments, at identified cost	$452,037,387	$177,537,369		$492,452,502

Investments in securities, at value (Including $15,494,940, $0, and $1,051,574 of securities on loan, respectively) (Note 2)	$467,741,808	$177,120,563		$488,665,984

Cash	—	3,932,562		—
Deposits for futures contracts	—	—		158,970
Deposits for securities sold short	—	21,234,029		—
Deposits for swaps	—	—		2,023,904
Cash denominated in foreign currencies(a)	845,775	67,418		685,631
Variation margin receivable for centrally cleared swap agreements	—	—		581,408
Variation margin receivable for financial futures contracts	—	—		12,701
Income receivable	1,650,549	820,218		1,601,533
Receivable for shares sold	135,046	270,506		150,123
Over the counter swap agreements, at value (Including net upfront payments paid of $5,614)	—	—		194,835
Unrealized appreciation on foreign currency exchange contracts	1,416	—		2,421,483
Receivable for investments sold	5,703,769	9,769,660		609,971
Receivable for foreign currencies sold	1,106,371	—		913,763
Other assets	25,694	19,087		16,550

TOTAL ASSETS	477,210,428	213,234,043		498,036,856

LIABILITIES:
Payable to custodian	390,044	—		—
TBA Sale Commitments, at value	—	—		—
Options written, at value	—	634,409	(b)	281,286	(b)
Deferred capital gains tax payable	—	—		—
Variation margin payable for centrally cleared swap agreements	—	—		614,310
Variation margin payable for financial futures contracts	—	—		8,264
Payable for securities sold short	—	18,636,517	(c)	—
Payable for investments purchased	2,366,300	13,969,316		68,305,627
Payable for foreign currencies purchased	367,405	—		925,534
Collateral for securities on loan	16,267,878	—		1,085,178
Due to broker for foreign exchange contracts	—	—		1,310,000
Due to broker for swap agreements	—	—		12,000
Due to prime broker for securities sold short	—	722,963		—
Over the counter swap agreements, at value (Including net upfront payments received of $106,315)	—	—		1,068,155
Unrealized depreciation on foreign currency exchange contracts	809	—		3,461,873
Payable for shares redeemed	202,577	203,413		111,469
Payable to sub-advisors	217,052	116,963		100,524
Payable for Trustees’ fees	416	416		416
Payable for distribution services fee	1,077	359		436
Payable for shareholder services fee	45,481	—		—
Other accrued expenses	409,829	150,602		299,871

TOTAL LIABILITIES	20,268,868	34,434,958		77,584,943

NET ASSETS	$456,941,560	$178,799,085		$420,451,913

NET ASSETS CONSIST OF:

Paid-in capital	$773,741,337	$177,929,514		$541,931,977
Undistributed (distributions in excess of) net investment income	(2,257,947)	3,908,656		569,542
Accumulated net realized gain (loss) on investments and foreign currency transactions	(330,205,902)	(3,132,211)		(114,859,780)
Net unrealized appreciation (depreciation) of investments and foreign currencies	15,664,072	93,126		(7,189,826)

TOTAL NET ASSETS	$456,941,560	$178,799,085		$420,451,913

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$5,152,612	$1,684,491		$2,073,238

Shares outstanding (unlimited shares authorized)	720,482	158,443		154,051

Net Asset Value per share	$7.15	$10.63		$13.46

Offering price per share*	$7.57 **	$11.25	**	$14.24	**

Class I
Net Assets	$451,788,948	$177,114,594		$418,378,675

Shares outstanding (unlimited shares authorized)	62,776,363	16,604,051		30,891,549

Net Asset Value per share	$7.20	$10.67		$13.54

(a)   Cost of cash denominated in foreign currencies was $869,094, $69,189 and $683,774, respectively.

(b)   Premiums received for options written was $421,002 and $340,866, respectively.

(c)   Proceeds received for securities sold short was $18,807,266.

*    See “What Do Shares Cost?” in the Prospectus.

**   Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015

66

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

October 31, 2015 (unaudited)	Wilmington Strategic Allocation Conservative Fund		Wilmington Strategic Allocation Moderate Fund		Wilmington Strategic Allocation Aggressive Fund
ASSETS:
Investments, at identified cost	$34,829,049	(a)	$48,354,530	(a)	$26,211,444	(a)

Investments in securities, at value (Including $0, $1,253,989 and $0 of securities on loan, respectively) (Note 2)	$35,824,875	(b)	$51,586,489	(b)	$30,383,559	(b)

Income receivable	34,929		74,413		32
Due from advisor	1,195		4,954		1,525
Receivable for shares sold	—		7,380		—
Other assets	12,432		16,619		12,838

TOTAL ASSETS	35,873,431		51,689,855		30,397,954

LIABILITIES:
Collateral for securities on loan	—		1,283,768		—
Payable for shares redeemed	1,000		14,178		12,797
Payable for Trustees’ fees	416		416		416
Payable for distribution services fee	719		10,321		570
Other accrued expenses	35,463		78,037		37,633

TOTAL LIABILITIES	37,598		1,386,720		51,416

NET ASSETS	$35,835,833		$50,303,135		$30,346,538

NET ASSETS CONSIST OF:

Paid-in capital	$34,524,339		$51,835,637		$29,153,524
Undistributed (distributions in excess of) net investment income	69,134		75,021		57,257
Accumulated net realized gain (loss) on investments	246,534		(4,839,482)		(3,036,358)
Net unrealized appreciation (depreciation) of investments	995,826		3,231,959		4,172,115

TOTAL NET ASSETS	$35,835,833		$50,303,135		$30,346,538

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$3,371,972		$49,146,305		$2,705,511

Shares outstanding (unlimited shares authorized)	314,738		4,630,603		231,365

Net Asset Value per share	$10.71		$10.61		$11.69

Offering price per share*	$11.33	**	$11.23	**	$12.37	**

Class I
Net Assets	$32,463,861		$1,156,830		$27,641,027

Shares outstanding (unlimited shares authorized)	3,023,665		108,973		2,351,542

Net Asset Value per share	$10.74		$10.62		$11.75

(a)   Includes $20,344,041, $9,712,349 and $10,339,289 of investments in affiliated issuers, respectively.

(b)   Includes $21,133,493, $10,968,723 and $12,995,352 of investments in affiliated issuers, respectively.

*    See “What Do Shares Cost?” in the Prospectus.

**   Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2015 / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS

67

Six Months Ended October 31, 2015 (unaudited)	Wilmington Multi-Manager International Fund	Wilmington Multi-Manager Alternatives Fund	Wilmington Multi-Manager Real Asset Fund
INVESTMENT INCOME:
Dividends	$6,104,972 (a)	$424,454 (a)	$3,173,727 (a)
Interest	—	1,352,110	3,085,598 (a)
Securities lending income	93,822	—	4,697

TOTAL INVESTMENT INCOME	6,198,794	1,776,564	6,264,022

EXPENSES:
Investment advisory fee	2,598,417	1,648,935	1,609,231
Administrative personnel and services fee	76,119	29,258	69,073
Portfolio accounting and administration fees	205,262	43,637	127,033
Custodian fees	208,911	15,625	112,823
Transfer and dividend disbursing agent fees and expenses	78,855	70,852	83,299
Trustees’ fees	19,345	19,345	19,345
Professional fees	95,105	56,627	57,107
Distribution services fee—Class A	6,859	2,767	2,650
Shareholder services fee—Class A	6,859	2,767	2,650
Shareholder services fee— Class I	602,362	231,822	551,202
Share registration costs	13,315	15,632	16,052
Printing and postage	17,889	22,033	20,960
Dividend expense on securities sold short	—	158,492	—
Prime broker interest expense	—	108,144	—
Miscellaneous	32,498	17,409	28,356

TOTAL EXPENSES	3,961,796	2,443,345	2,699,781

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor/subadvisors	(757,198)	(156,477)	(4,891)
Waiver of shareholder services fee—Class A	(6,859)	(2,767)	(2,650)
Waiver of shareholder services fee—Class I	(313,893)	(231,822)	(551,202)

TOTAL WAIVERS AND REIMBURSEMENTS	(1,077,950)	(391,066)	(558,743)

Net expenses	2,883,846	2,052,279	2,141,038

Net investment income (loss)	3,314,948	(275,715)	4,122,984

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	2,101,717	(3,323,800)	(7,145,954)
Net realized gain (loss) on foreign currency transactions	(435,253)	(11,287)	625,396
Net realized gain (loss) on futures contracts	—	(1,057,344)	(950,443)
Net realized gain (loss) on swap agreements	—	—	718,285
Net realized gain (loss) on options purchased	—	(854,520)	(79,768)
Net realized gain (loss) on options written	—	1,206,086	97,737
Net realized gain (loss) on securities sold short	—	602,636	—
Net realized gain (loss) on TBA Sales Commitments	—	—	114,220
Net change in unrealized appreciation (depreciation) on investments	(55,260,025)	(1,352,355)	(21,854,894)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(27,677)	(6,430)	3,549,585
Net change in unrealized appreciation (depreciation) on futures contracts	—	1,933,604	349,657
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	(1,635,138)
Net change in unrealized appreciation (depreciation) on options purchased	—	(234,886)	(101,971)
Net change in unrealized appreciation (depreciation) on options written	—	(233,667)	363,074
Net change in unrealized appreciation (depreciation) on securities sold short	—	10,461	—
Net change in unrealized appreciation (depreciation) on TBA Sales Commitments	—	—	(18,758)

Net realized and unrealized gain (loss) on investments	(53,621,238)	(3,321,502)	(25,968,972)

Change in net assets resulting from operations	$(50,306,290)	$(3,597,217)	$(21,845,988)

(a)   Net of foreign withholding taxes withheld of $631,168, $724 and $184,466, respectively.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015

68

STATEMENTS OF OPERATIONS (concluded)

Six Months Ended October 31, 2015 (unaudited)	Wilmington Strategic Allocation Conservative Fund	Wilmington Strategic Allocation Moderate Fund	Wilmington Strategic Allocation Aggressive Fund
INVESTMENT INCOME:
Dividends	$110,627	$174,226	$70,099
Dividends received from affiliated issuers	213,517	89,690	122,232
Interest	—	122,012	—
Securities lending income	—	8,891	—

TOTAL INVESTMENT INCOME	324,144	394,819	192,331

EXPENSES:
Investment advisory fee	74,079	104,586	63,595
Administrative personnel and services fee	5,775	8,152	4,957
Portfolio accounting and administration fees	18,043	14,440	17,953
Custodian fees	—	1,812	26
Transfer and dividend disbursing agent fees and expenses	2,267	46,146	2,385
Trustees’ fees	19,345	19,345	19,345
Professional fees	25,720	26,164	28,245
Distribution services fee—Class A	4,409	63,796	3,424
Shareholder services fee—Class A	4,409	63,796	3,424
Shareholder services fee— Class I	41,890	1,571	36,323
Share registration costs	13,255	8,343	13,149
Printing and postage	3,265	15,036	3,576
Miscellaneous	11,635	12,402	11,482

TOTAL EXPENSES	224,092	385,589	207,884

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(75,229)	(128,307)	(66,142)
Waiver of shareholder services fee—Class A	(4,409)	(63,796)	(3,424)
Waiver of shareholder services fee—Class I	(41,890)	(1,571)	(36,323)

TOTAL WAIVERS AND REIMBURSEMENTS	(121,528)	(193,674)	(105,889)

Net expenses	102,564	191,915	101,995

Net investment income	221,580	202,904	90,336

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(95,383)	(17,603)	(126,813)
Net realized gain (loss) on affiliated investment companies	103,002	274,793	402,168
Realized gain on distributions received from investment companies	6,341	26,705	26,296
Realized gain on distributions received from affiliated investment companies	28,141	101,623	92,762
Net change in unrealized appreciation (depreciation) of investments	(315,187)	(1,408,514)	(441,682)
Net change in unrealized appreciation (depreciation) of affiliated investment companies	(650,424)	(755,015)	(1,222,280)

Net realized and unrealized gain (loss) on investments	(923,510)	(1,778,011)	(1,269,549)

Change in net assets resulting from operations	$(701,930)	$(1,575,107)	$(1,179,213)

See Notes which are an integral part of the Financial Statements

October 31, 2015 / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

69

	Wilmington Multi-Manager International Fund		Wilmington Multi-Manager Alternatives Fund
	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015
OPERATIONS:
Net investment income (loss)	$3,314,948	$6,962,913	$(275,715)	$(589,792)
Net realized gain (loss) on investments	1,666,464	27,519,975	(3,438,229)	6,563,400
Net change in unrealized appreciation (depreciation) of investments	(55,287,702)	(16,685,480)	116,727	573,052

Change in net assets resulting from operations	(50,306,290)	17,797,408	(3,597,217)	6,546,660

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(67,333)	(91,190)	—	—
Class I	(6,200,624)	(8,394,062)	—	—
Distributions from net realized gain on investments
Class A	—	—	—	(73,584)
Class I	—	—	—	(3,345,957)

Change in net assets resulting from distributions to shareholders	(6,267,957)	(8,485,252)	—	(3,419,541)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	283,845	205,894	299,525	2,785,459
Class I	17,205,858	53,749,158	11,151,882	47,952,089
Distributions reinvested
Class A	60,844	84,082	—	57,566
Class I	3,701,965	5,106,382	—	3,193,804
Cost of shares redeemed
Class A	(461,672)	(577,668)	(1,303,926)	(4,347,017)
Class I	(48,630,190)	(59,505,440)	(24,113,043)	(68,093,175)

Change in net assets resulting from share transactions	(27,839,350)	(937,592)	(13,965,562)	(18,451,274)

Change in net assets	(84,413,597)	8,374,564	(17,562,779)	(15,324,155)
NET ASSETS:
Beginning of period	541,355,157	532,980,593	196,361,864	211,686,019

End of period	$456,941,560	$541,355,157	$178,799,085	$196,361,864

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(2,257,947)	$695,062	$3,908,656	$4,184,371

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	37,295	26,464	27,330	258,540
Class I	2,311,361	6,935,843	1,027,305	4,470,296
Distributions reinvested
Class A	8,215	10,418	—	5,410
Class I	496,430	629,900	—	299,887
Shares redeemed
Class A	(60,365)	(74,672)	(119,594)	(400,212)
Class I	(6,247,672)	(7,686,723)	(2,213,164)	(6,306,107)

Net change resulting from share transactions	(3,454,736)	(158,770)	(1,278,123)	(1,672,186)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015

70

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Multi-Manager Real Asset Fund		Wilmington Strategic Allocation Conservative Fund
	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015
OPERATIONS:
Net investment income (loss)	$4,122,984	$5,243,892	$221,580	$417,776
Net realized gain (loss) on investments	(6,620,527)	27,770,944	42,101	702,599
Net change in unrealized appreciation (depreciation) of investments	(19,348,445)	(26,772,615)	(965,611)	289,745

Change in net assets resulting from operations	(21,845,988)	6,242,221	(701,930)	1,410,120

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(91,908)	(37,226)	(14,287)	(43,427)
Class I	(19,595,160)	(6,962,928)	(176,293)	(475,323)
Distributions from net realized gain on investments
Class A	—	—	—	(76,046)
Class I	—	—	—	(682,529)

Change in net assets resulting from distributions to shareholders	(19,687,068)	(7,000,154)	(190,580)	(1,277,325)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	183,612	920,159	53,050	53,499
Class I	24,729,672	68,766,495	360,931	979,730
Distributions reinvested
Class A	65,024	28,746	13,007	110,130
Class I	9,771,702	2,294,912	170,266	1,129,671
Cost of shares redeemed
Class A	(220,526)	(1,296,786)	(223,609)	(1,173,984)
Class I	(38,162,022)	(59,856,239)	(1,878,881)	(5,259,373)

Change in net assets resulting from share transactions	(3,632,538)	10,857,287	(1,505,236)	(4,160,327)

Change in net assets	(45,165,594)	10,099,354	(2,397,746)	(4,027,532)
NET ASSETS:
Beginning of period	465,617,507	455,518,153	38,233,579	42,261,111

End of period	$420,451,913	$465,617,507	$35,835,833	$38,233,579

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$569,542	$16,133,626	$69,134	$38,134

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	13,270	61,539	4,899	4,865
Class I	1,750,957	4,599,175	33,372	89,278
Distributions reinvested
Class A	4,779	1,974	1,214	10,119
Class I	714,421	156,785	15,830	103,574
Shares redeemed
Class A	(15,825)	(87,612)	(20,752)	(106,588)
Class I	(2,759,209)	(4,006,614)	(173,272)	(477,557)

Net change resulting from share transactions	(291,607)	725,247	(138,709)	(376,309)

See Notes which are an integral part of the Financial Statements

October 31, 2015 / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

71

	Wilmington Strategic Allocation Moderate Fund		Wilmington Strategic Allocation Aggressive Fund

	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30, 2015
OPERATIONS:
Net investment income (loss)	$202,904	$508,505	$90,336	$157,510
Net realized gain (loss) on investments	385,518	3,035,252	394,413	2,592,069
Net change in unrealized appreciation (depreciation) of investments	(2,163,529)	(237,912)	(1,663,962)	23,235

Change in net assets resulting from operations	(1,575,107)	3,305,845	(1,179,213)	2,772,814

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(190,940)	(633,887)	(1,425)	(19,456)
Class I	(6,225)	(15,500)	(31,654)	(266,723)

Change in net assets resulting from distributions to shareholders	(197,165)	(649,387)	(33,079)	(286,179)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	1,211,408	1,893,349	416,393	146,794
Class I	55,020	323,478	988,304	1,817,410
Distributions reinvested
Class A	178,665	600,598	1,395	19,021
Class I	607	1,400	10,089	83,891
Cost of shares redeemed
Class A	(3,373,285)	(9,553,638)	(328,877)	(609,143)
Class I	(179,795)	(27,237)	(2,721,443)	(9,117,673)

Change in net assets resulting from share transactions	(2,107,380)	(6,762,050)	(1,634,139)	(7,659,700)

Change in net assets	(3,879,652)	(4,105,592)	(2,846,431)	(5,173,065)
NET ASSETS:
Beginning of period	54,182,787	58,288,379	33,192,969	38,366,034

End of period	$50,303,135	$54,182,787	$30,346,538	$33,192,969

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$75,021	$69,282	$57,257	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	112,341	176,588	34,375	12,480
Class I	5,029	30,095	84,721	155,596
Distributions reinvested
Class A	16,819	56,397	123	1,636
Class I	57	131	883	7,191
Shares redeemed
Class A	(313,988)	(893,932)	(27,766)	(51,503)
Class I	(16,591)	(2,511)	(229,052)	(776,431)

Net change resulting from share transactions	(196,333)	(633,232)	(136,716)	(651,031)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015

72

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND†

CLASS A	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010
Net Asset Value, Beginning of Period	$8.04		$7.90	$7.27	$6.72	$7.63		$5.95	$5.36
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05		0.09	0.12	0.09	0.16		0.12	0.06
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.85)		0.17	0.63	0.57	(1.05)		1.64	0.63
Total Income (Loss) From Operations	(0.80)		0.26	0.75	0.66	(0.89)		1.76	0.69
Less Distributions From:
Net Investment Income	(0.09)		(0.12)	(0.12)	(0.11)	(0.02)		(0.08)	(0.10)
Return of Capital	—		—	—	—	—		—	0.00 (b)
Total Distributions	(0.09)		(0.12)	(0.12)	(0.11)	(0.02)		(0.08)	(0.10)
Net Asset Value, End of Period	7.15		8.04	7.90	7.27	6.72		$7.63	$5.95

Total Return(c)	(9.94)%		3.29%	10.53%	10.17%	(11.65)%		29.57%	12.74%
Net Assets, End of Period (000’s)	$5,153		$5,909	$6,107	$6,301	$6,682		$571	$83
Ratios to Average Net Assets
Gross Expense	1.87	%(d)	1.84%	1.78%	1.78%	1.62	%(d)	1.59%	1.63%
Net Expenses(e)	1.31	%(d)	1.42%	1.49%	1.48%	1.42	%(d)	1.58%	1.62%
Net Investment Income (Loss)	1.22	%(d)	1.20%	1.64%	1.38%	2.77	%(d)	1.61%	0.89%
Portfolio Turnover Rate	34%		78%	49%	72%	85%		98%	107%

CLASS I	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010
Net Asset Value, Beginning of Period	$8.09		$7.94	$7.30	$6.75	$7.66		$5.97	$5.37
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05		0.10	0.13	0.10	0.06		0.10	0.07
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.84)		0.18	0.64	0.57	(0.94)		1.67	0.64
Total Income (Loss) From Operations	(0.79)		0.28	0.77	0.67	(0.88)		1.77	0.71
Less Distributions From:
Net Investment Income	(0.10)		(0.13)	(0.13)	(0.12)	(0.03)		(0.08)	(0.11)
Return of Capital	—		—	—	—	—		—	0.00 (b)
Total Distributions	(0.10)		(0.13)	(0.13)	(0.12)	(0.03)		(0.08)	(0.11)
Net Asset Value, End of Period	$7.20		$8.09	$7.94	$7.30	$6.75		$7.66	$5.97

Total Return(c)	(9.82)%		3.46%	10.73%	10.22%	(11.45)%		29.78%	13.10%
Net Assets, End of Period (000’s)	$451,789		$535,446	$526,874	$512,889	$395,690		$373,798	$249,031
Ratios to Average Net Assets
Gross Expense	1.62	%(d)	1.59%	1.53%	1.54%	1.42	%(d)	1.43%	1.38%
Net Expenses(e)	1.18	%(d)	1.29%	1.36%	1.35%	1.38	%(d)	1.41%	1.37%
Net Investment Income (Loss)	1.36	%(d)	1.32%	1.75%	1.47%	1.17	%(d)	1.38%	1.03%
Portfolio Turnover Rate	34%		78%	49%	72%	85%		98%	107%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†	Effective March 9, 2012, the Fund acquired all the assets and liabilities of the Wilmington Multi-Manager International Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the period prior to this date reflect the performance of the WT Fund.
*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

73

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER ALTERNATIVES FUND

CLASS A	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013		For the Period January 12, 2012* through April 30, 2012
Net Asset Value, Beginning of Period	$10.86		$10.74	$10.58	$10.11		$10.00
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	(0.03)		(0.06)	(0.04)	0.00	(b)	0.03
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.20)		0.35	0.34	0.56		0.08
Total Income (Loss) From Operations	(0.23)		0.29	0.30	0.56		0.11
Less Distributions From:
Net Investment Income	—		—	(0.01)	(0.03)		—
Net Realized Gains	—		(0.17)	(0.13)	(0.06)		—
Total Distributions	—		(0.17)	(0.14)	(0.09)		—
Net Asset Value, End of Period	$10.63		$10.86	$10.74	$10.58		$10.11

Total Return(c)	(2.12)%		2.73%	2.74%	5.56%		1.10%
Net Assets, End of Period (000’s)	$1,684		$2,723	$4,156	$2,397		$121
Ratios to Average Net Assets
Gross Expense	2.86	%(d)	3.04%	3.30%	3.98%		4.66	%(d)(e)
Net Expenses(f)(g)	2.44	%(d)	2.68%	2.71%	2.84%		2.89	%(d)(e)
Net Investment Income (Loss)	(0.55	)%(d)	(0.52)%	(0.33)%	0.00	%(h)	0.88	%(d)
Portfolio Turnover Rate	184%		434%	403%	367%		8%
CLASS I	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013		For the Period January 12, 2012* through April 30, 2012
Net Asset Value, Beginning of Period	$10.88		$10.74	$10.56	$10.08		$10.00
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	(0.02)		(0.03)	0.00 (b)	0.03		0.06
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.19)		0.34	0.32	0.56		0.05
Total Income (Loss) From Operations	(0.21)		0.31	0.32	0.59		0.11
Less Distributions From:
Net Investment Income	—		—	(0.01)	(0.05)		(0.03)
Net Realized Gains	—		(0.17)	(0.13)	(0.06)		—
Total Distributions	—		(0.17)	(0.14)	(0.11)		(0.03)
Net Asset Value, End of Period	$10.67		$10.88	$10.74	$10.56		$10.08

Total Return(c)	(1.93)%		2.91%	3.01%	5.91%		1.10%
Net Assets, End of Period (000’s)	$177,115		$193,639	$207,530	$44,660		$24,935
Ratios to Average Net Assets
Gross Expense	2.60	%(d)	2.78%	2.95%	3.77%		4.33	%(d)(e)
Net Expenses(f)(g)	2.18	%(d)	2.41%	2.43%	2.65%		2.39	%(d)(e)
Net Investment Income (Loss)	(0.29	)%(d)	(0.27)%	(0.04)%	0.29%		2.11	%(d)
Portfolio Turnover Rate	184%		434%	403%	367%		8%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	Ratio of expenses to average net assets was increased by 0.41% to include dividend and interest expenses related to securities sold short.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(g)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the years and the periods presented would be:

	Class A	Class I
October 31, 2015 (unaudited)	2.15%	1.90%
April 30, 2015	2.19%	1.95%
April 30, 2014	2.23%	1.98%
April 30, 2013	2.24%	1.98%
April 30, 2012	2.48%	1.98%
(h)	Represents less than 0.005%.
*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

74

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER REAL ASSET FUND†

CLASS A	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended April 30, 2011	Year Ended April 30, 2010
Net Asset Value, Beginning of Period	$14.77		$14.81	$15.55	$14.28	$14.00		$12.10	$11.60
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.11		0.13	0.10	0.18	(0.21)		0.63	0.02
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.81)		0.04	(0.65)	1.28	0.50		1.91	0.75
Total Income (Loss) From Operations	(0.70)		0.17	(0.55)	1.46	0.29		2.54	0.77
Less Distributions From:
Net Investment Income	(0.61)		(0.21)	(0.19)	(0.19)	(0.01)		(0.64)	(0.27)
Net Asset Value, End of Period	$13.46		$14.77	$14.81	$15.55	$14.28		$14.00	$12.10

Total Return(b)	(4.72)%		1.14%	(3.46)%	10.33%	2.04%		21.45%	6.57%
Net Assets, End of Period (000’s)	$2,073		$2,242	$2,606	$6,337	$7,038		$13,773	$16,305
Ratios to Average Net Assets
Gross Expense	1.47	%(c)	1.49%	1.54%	1.55%	1.33	%(c)	1.25%	1.20%
Net Expenses(d)	1.22	%(c)	1.23%	1.28%	1.27%	1.28	%(c)	1.25%	1.19%
Net Investment Income (Loss)	1.61	%(c)	0.89%	0.72%	1.13%	(1.86	)%(c)	4.64%	0.13%
Portfolio Turnover Rate	216%		242%	149%	131%	180%		199%	156%
CLASS I	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended April 30, 2011	Year Ended April 30, 2010
Net Asset Value, Beginning of Period	$14.86		$14.88	$15.61	$14.33	$14.02		$12.11	$11.61
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.13		0.17	0.13	0.20	(0.09)		0.65	0.04
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.82)		0.03	(0.64)	1.30	0.41		1.94	0.75
Total Income (Loss) From Operations	(0.69)		0.20	(0.51)	1.50	0.32		2.59	0.79
Less Distributions From:
Net Investment Income	(0.63)		(0.22)	(0.22)	(0.22)	(0.01)		(0.68)	(0.29)
Net Asset Value, End of Period	$13.54		$14.86	$14.88	$15.61	$14.33		$14.02	$12.11

Total Return(b)	(4.64)%		1.40%	(3.20)%	10.58%	2.31%		21.70%	6.76%
Net Assets, End of Period (000’s)	$418,379		$463,375	$452,913	$440,999	$344,650		$252,497	$283,703
Ratios to Average Net Assets
Gross Expense	1.22	%(c)	1.24%	1.29%	1.31%	1.08	%(c)	1.00%	0.95%
Net Expenses(d)	0.97	%(c)	0.98%	1.03%	1.02%	1.02	%(c)	1.00%	0.94%
Net Investment Income (Loss)	1.86	%(c)	1.13%	0.93%	1.39%	(0.74	)%(c)	4.82%	0.33%
Portfolio Turnover Rate	216%		242%	149%	131%	180%		199%	156%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Multi-Manager Real Asset Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

75

For a share outstanding throughout each period.

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND†

CLASS A	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended April 30, 2011	Year Ended April 30, 2010
Net Asset Value, Beginning of Period	$10.97		$10.95	$11.03	$10.61	$10.60		$9.66	$9.02
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05		0.09	0.12	0.18	0.17		0.26	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)		0.27	0.05	0.45	0.05		0.95	0.64
Total Income (Loss) From Operations	(0.22)		0.36	0.17	0.63	0.22		1.21	0.90
Less Distributions From:
Net Investment Income	(0.04)		(0.12)	(0.17)	(0.21)	(0.21)		(0.27)	(0.26)
Net Realized Gains	—		(0.22)	(0.08)	—	—		—	—
Total Distributions	(0.04)		(0.34)	(0.25)	(0.21)	(0.21)		(0.27)	(0.26)
Net Asset Value, End of Period	$10.71		$10.97	$10.95	$11.03	$10.61		$10.60	$9.66

Total Return(b)	(1.97)%		3.28%	1.60%	5.97%	2.15%		12.58%	9.98%
Net Assets, End of Period (000’s)	$3,372		$3,615	$4,608	$6,016	$7,003		$8,003	$9,890
Ratios to Average Net Assets
Gross Expense(c)	1.44	%(d)	1.44%	1.41%	1.35%	0.77	%(d)	0.60%	0.64%
Net Expenses(c)(e)	0.78	%(d)	0.85%	0.75%	0.72%	0.63	%(d)	0.60%	0.64%
Net Investment Income (Loss)	0.97	%(d)	0.83%	1.10%	1.71%	1.95	%(d)	2.54%	2.65%
Portfolio Turnover Rate	15%		24%	33%	29%	37%		26%	92%
CLASS I	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 12, 2012 through April 30, 2012*		Year Ended April 30, 2011	Year Ended April 30, 2010
Net Asset Value, Beginning of Period	$11.00		$10.97	$11.05	$10.64	$10.62		$9.67	$9.04
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.07		0.12	0.15	0.21	0.19		0.29	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)		0.28	0.05	0.43	0.06		0.95	0.62
Total Income (Loss) From Operations	(0.20)		0.40	0.20	0.64	0.25		1.24	0.91
Less Distributions From:
Net Investment Income	(0.06)		(0.15)	(0.20)	(0.23)	(0.23)		(0.29)	(0.28)
Net Realized Gains	—		(0.22)	(0.08)	—	—		—	—
Total Distributions	(0.06)		(0.37)	(0.28)	(0.23)	(0.23)		(0.29)	(0.28)
Net Asset Value, End of Period	$10.74		$11.00	$10.97	$11.05	$10.64		$10.62	$9.67

Total Return(b)	(1.84)%		3.63%	1.85%	6.13%	2.44%		12.96%	10.12%
Net Assets, End of Period (000’s)	$32,464		$34,619	$37,653	$41,918	$45,299		$55,226	$53,131
Ratios to Average Net Assets
Gross Expense(c)	1.19	%(d)	1.19%	1.16%	1.10%	0.52	%(d)	0.35%	0.39%
Net Expenses(c)(e)	0.53	%(d)	0.60%	0.50%	0.47%	0.38	%(d)	0.35%	0.39%
Net Investment Income (Loss)	1.22	%(d)	1.07%	1.34%	1.95%	2.20	%(d)	2.81%	2.91%
Portfolio Turnover Rate	15%		24%	33%	29%	37%		26%	92%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Conservative Asset Allocation Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

76

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON STRATEGIC ALLOCATION MODERATE FUND†

CLASS A	2015(a)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.98		$10.47	$9.86	$9.26	$9.70	$8.62
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.04		0.10	0.10	0.13	0.11	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		0.53	0.62	0.61	(0.42)	1.13
Total Income (Loss) From Operations	(0.33)		0.63	0.72	0.74	(0.31)	1.23
Less Distributions From:
Net Investment Income	(0.04)		(0.12)	(0.11)	(0.14)	(0.12)	(0.12)
Net Realized Gains	—		—	—	—	(0.01)	(0.03)
Total Distributions	(0.04)		(0.12)	(0.11)	(0.14)	(0.13)	(0.15)
Net Asset Value, End of Period	$10.61		$10.98	$10.47	$9.86	$9.26	$9.70

Total Return(c)	(3.00)%		6.09%	7.34%	8.12%	(3.13)%	14.54%
Net Assets, End of Period (000’s)	$49,146		$52,860	$57,317	$60,640	$65,285	$75,554
Ratios to Average Net Assets
Gross Expense(d)	1.48	%(e)	1.46%	1.45%	1.45%	1.64%	1.51%
Net Expenses(d)(f)	0.74	%(e)	0.80%	0.84%	0.84%	0.79%	0.73%
Net Investment Income (Loss)	0.77	%(e)	0.90%	0.94%	1.36%	1.26%	0.97%
Portfolio Turnover Rate	31%		23%	54%	32%	41%	55%

CLASS I	2015(a)		2015	2014	2013	2012	2011(g)
Net Asset Value, Beginning of Period	$10.98		$10.47	$9.84	$9.25	$9.70	$8.08
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.06		0.12	0.13	0.15	0.14	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		0.54	0.63	0.61	(0.43)	1.66
Total Income (Loss) From Operations	(0.31)		0.66	0.76	0.76	(0.29)	1.76
Less Distributions From:
Net Investment Income	(0.05)		(0.15)	(0.13)	(0.17)	(0.15)	(0.11)
Net Realized Gains	—		—	—	—	(0.01)	(0.03)
Total Distributions	(0.05)		(0.15)	(0.13)	(0.17)	(0.16)	(0.14)
Net Asset Value, End of Period	$10.62		$10.98	$10.47	$9.84	$9.25	$9.70

Total Return(c)	(2.79)%		6.35%	7.76%	8.29%	(2.87)%	22.07%
Net Assets, End of Period (000’s)	$1,157		$1,323	$971	$2,753	$3,108	$3,426
Ratios to Average Net Assets
Gross Expense(d)	1.23	%(e)	1.21%	1.19%	1.20%	1.39%	1.44	%(e)
Net Expenses(d)(f)	0.49	%(e)	0.55%	0.59%	0.59%	0.51%	0.67	%(e)
Net Investment Income (Loss)	1.03	%(e)	1.16%	1.33%	1.59%	1.53%	1.25	%(e)
Portfolio Turnover Rate	31%		23%	54%	32%	41%	55	%(h)

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(g)	For the period from June 11, 2010 (commencement of operations) to April 30, 2011.
(h)	Reflects portfolio turnover for the Fund for the year ended April 30, 2011.
†	Effective June 11, 2010, shareholders of the former Managed Allocation Fund—Aggressive Growth, Managed Allocation Fund—Moderate Growth, and Managed Allocation Fund—Conservative Growth became owners of the Strategic Allocation Fund in a plan of reorganization. Additionally, the accounting and performance history of the Managed Allocation Fund—Moderate Growth Fund was redesignated as that of the Strategic Allocation Fund for A Shares for periods prior to June 14, 2010.

See Notes which are an integral part of the Financial Statements

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)

77

For a share outstanding throughout each period.

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND†

CLASS A	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended April 30, 2011	Year Ended April 30, 2010
Net Asset Value, Beginning of Period	$12.16		$11.35	$10.21	$9.20	$9.33		$7.49	$6.81
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.02		0.02	0.04	0.10	0.05		0.14	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)		0.87	1.17	1.02	(0.13)		1.85	0.68
Total Income (Loss) From Operations	(0.46)		0.89	1.21	1.12	(0.08)		1.99	0.78
Less Distributions From:
Net Investment Income	(0.01)		(0.08)	(0.07)	(0.11)	(0.05)		(0.15)	(0.10)
Net Asset Value, End of Period	$11.69		$12.16	$11.35	$10.21	$9.20		$9.33	$7.49

Total Return(b)	(3.81)%		7.89%	11.84%	12.26%	(0.75)%		26.66%	11.41%
Net Assets, End of Period (000’s)	$2,706		$2,731	$2,974	$3,205	$3,074		$3,502	$3,788
Ratios to Average Net Assets
Gross Expense(c)	1.54	%(d)	1.48%	1.50%	1.46%	0.88	%(d)	0.67%	0.58%
Net Expenses(c)(e)	0.87	%(d)	0.97%	0.95%	0.87%	0.73	%(d)	0.67%	0.58%
Net Investment Income (Loss)	0.33	%(d)	0.19%	0.34%	1.10%	0.75	%(d)	1.64%	1.23%
Portfolio Turnover Rate	36%		20%	72%	43%	17%		34%	53%

CLASS I	Six Months Ended October 31, 2015 (unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 12, 2012 through April 30, 2012*		Year Ended April 30, 2011	Year Ended April 30, 2010
Net Asset Value, Beginning of Period	$12.21		$11.39	$10.24	$9.22	$9.35		$7.51	$6.82
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.04		0.05	0.06	0.13	0.07		0.17	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)		0.87	1.18	1.02	(0.13)		1.84	0.70
Total Income (Loss) From Operations	(0.45)		0.92	1.24	1.15	(0.06)		2.01	0.81
Less Distributions From:
Net Investment Income	(0.01)		(0.10)	(0.09)	(0.13)	(0.07)		(0.17)	(0.12)
Net Asset Value, End of Period	$11.75		$12.21	$11.39	$10.24	$9.22		$9.35	$7.51

Total Return(b)	(3.66)%		8.08%	12.11%	12.62%	(0.62)%		26.91%	11.80%
Net Assets, End of Period (000’s)	$27,641		$30,462	$35,392	$35,826	$39,257		$51,887	$46,058
Ratios to Average Net Assets
Gross Expense(c)	1.29	%(d)	1.23%	1.25%	1.21%	0.61	%(d)	0.42%	0.33%
Net Expenses(c)(e)	0.62	%(d)	0.72%	0.70%	0.62%	0.48	%(d)	0.42%	0.33%
Net Investment Income (Loss)	0.59	%(d)	0.46%	0.58%	1.38%	1.02	%(d)	1.89%	1.41%
Portfolio Turnover Rate	36%		20%	72%	43%	17%		34%	53%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Aggressive Asset Allocation Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

78

NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2015 (unaudited)

1.   ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios, 6 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 10 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Multi-Manager International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Multi-Manager Alternatives Fund (“Alternatives Fund”)(d)	The Fund seeks to achieve long-term growth of capital through consistent returns from investments that have a low correlation to traditional asset classes.

Wilmington Multi-Manager Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

Wilmington Strategic Allocation Conservative Fund (“Strategic Allocation Conservative Fund”)(d)	The Fund seeks a high level of total return consistent with a conservative level of risk relative to other Wilmington Strategic Allocation Funds.

Wilmington Strategic Allocation Moderate Fund (“Strategic Allocation Moderate Fund”)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk relative to the other Wilmington Strategic Allocation Funds.

Wilmington Strategic Allocation Aggressive Fund (“Strategic Allocation Aggressive Fund”)(d) (d) Diversified	The Fund seeks a high level of total return consistent with an aggressive level of risk relative to other Wilmington Strategic Allocation Funds.

As of October 31, 2015, the Strategic Allocation Conservative Fund’s investment in the Intermediate-Term Bond Fund was 33.1% of the Fund’s total net assets. The financial statements of the Intermediate-Term Bond Fund, including the Portfolio of Investments, should be read in conjunction with the Strategic Allocation Conservative Fund’s financial statements. The financial statements of the Intermediate-Term Bond Fund are available, without charge, upon request by calling 1-800-836-2211, or on the SEC’s website at http://www.sec.gov.

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASU”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value;

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

79

•	price information on listed securities, including underlying Exchange Traded Funds (“ETF’s”) and Exchange Traded Notes (“ETN’s”), is taken from the exchange where the security is primarily traded; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value in accordance with procedures approved by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring{ fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2015, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. This does not include transfers between Level 1 and Level 2 due to the International Fund and the Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Securities utilizing international fair value pricing, fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

At October 31, 2015, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received(1)	Net Amount(2)
International Fund
BNP Paribas Securities Corp.	$3,090,904	$3,090,904	$—	$—
Citigroup Global Markets, Inc.	3,090,904	3,090,904	—	—
HSBC Securities USA, Inc.	3,090,904	3,090,904	—	—
Mizuho Securities USA, Inc.	3,090,904	3,090,904	—	—
RBC Capital Markets LLC	3,090,904	3,090,904	—	—
Royal Bank of Scotland PLC	813,358	813,358	—	—

	$16,267,878	$16,267,878	$—	$—

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received(1)	Net Amount(2)

Real Asset Fund
Citigroup Global Markets, Inc.	$1,300,000	$1,300,000	$—	$—
Citigroup Global Markets, Inc.	206,184	206,184	—	—
HSBC Securities USA, Inc.	206,184	206,184	—	—
Mizuho Securities USA, Inc.	206,184	206,184	—	—
RBC Capital Markets LLC	206,184	206,184	—	—
Royal Bank of Scotland PLC	54,258	54,258	—	—
TD Securities (USA) LLC	206,184	206,184	—	—

	$2,385,178	$2,385,178	$—	$—

Strategic Allocation Moderate Fund
BNP Paribas Securities Corp.	$243,916	$243,916	$—	$—
Citigroup Global Markets, Inc.	243,916	243,916	—	—
HSBC Securities USA, Inc.	243,916	243,916	—	—
Mizuho Securities USA, Inc.	243,916	243,916	—	—
RBC Capital Markets LLC	243,916	243,916	—	—
Royal Bank of Scotland PLC	64,188	64,188	—	—

	$1,283,768	$1,283,768	$—	$—

(1)The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year or period, the Funds did not incur any interest or penalties.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

81

Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations.

As of October 31, 2015, the Alternatives Fund had borrowings of $722,963. Interest expense on securities sold short for the six months ended October 31, 2015 totaled $3,471, and is included in the prime broker interest expense on the Statement of Operations.

The Alternatives Fund had the following borrowings for the six months ended October 31, 2015:

Currency		Average Daily Borrowings	Days Utilized	Weighted Average Interest Rate
United States Dollar	USD	626,626	165	0.63%
Canadian Dollar	CAD	4,779	76	1.50%
Danish Krone	DKK	514,145	72	0.80%
Swedish Krona	SEK	26,672	51	0.75%

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

82

NOTES TO FINANCIAL STATEMENTS (continued)

Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2015, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
International Fund	$15,494,940	$15,494,940	$—
Real Asset Fund	1,051,574	1,051,574	—
Strategic Allocation Moderate Fund	1,253,989	1,253,989	—
(1)	Collateral with a value of $16,267,878, $1,085,178 and $1,283,768, respectively, has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

TBA Commitments – “TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the TBA changes relative to our “basis” in the position prior to the settlement date. Unsettled TBAs are valued according to the procedures described in the section entitled “Investment Valuation.”

3.     DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The Alternatives Fund had transactions in options written during the six months ended October 31, 2015 as follows:

	Number of Contract	Premiums Received
Outstanding options at April 30, 2015	1,234	$543,340
Option closed	(1,492)	(361,848)
Options written	4,409	3,133,489
Options expired	(3,153)	(2,533,174)
Options exercised	(510)	(360,805)

Options outstanding at October 31, 2015	488	$421,002

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

83

The Real Asset Fund had transactions in options written during the six months ended October 31, 2015 as follows:

	Notional Amount*	Number of Contracts	Premiums Received
Options outstanding at April 30, 2015	$41,816,000	315	$355,320

Options closed	(79,696,000)	(309)	(458,072)

Options written	126,769,000	225	710,134

Options expired	(23,601,000)	(26)	(151,004)

Options exercised	(10,768,000)	(55)	(115,512)

Options outstanding at October 31, 2015	$54,520,000	150	$340,866

*Reflects notional amount of Written Options.

The Real Asset Fund used interest rate options and options on swaps to enhance returns, manage interest rate risk, inflation risk, credit risk and volatility exposures. The Real Asset Fund used foreign currency options as a short or long hedge against possible variations in foreign exchange rates or as a means to gain exposure to foreign currencies. The Alternatives Fund used equity index options in an option absolute return strategy to generate premium income in a risk-managed fashion.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. The Alternatives Fund used foreign exchange futures contracts to gain exposure to the foreign currency markets both on a long and short strategy. The Real Asset Fund used futures contracts to manage interest rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swaps – Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

84

NOTES TO FINANCIAL STATEMENTS (continued)

rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interest rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.)

Centrally cleared swap agreements – Centrally cleared swap agreements (“swap”) are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (“variation margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

85

under a credit default swap agreement would be an amount equal to the notional amount of the agreement. The Real Asset Fund used credit default swaps on corporate and sovereign issues to take an active long position with respect to the likelihood of a particular issuer’s default. The portfolio used credit default swaps on credit indices to adjust the portfolio’s overall credit exposure.

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of October 31, 2015.

Location on the Statement of Assets and Liabilities

Derivative Type	Asset Derivatives	Liability Derivatives
Credit Contracts	Variation margin receivable for centrally cleared swap agreements.*	Variation margin payable for centrally cleared swap agreements.*

	Over the counter swap agreements, at value.**	Over the counter swap agreements, at value.**

Interest rate contracts	Variation margin receivable for centrally cleared swap agreements.*	Options written, at value. Variation margin payable for centrally cleared swap agreements.* Variation margin payable for financial futures contracts.* Over the counter swap agreements, at value.**
Variation margin receivable for financial futures contracts.*
Over the counter swap agreements, at value.**

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts.	Unrealized depreciation on forward foreign currency exchange contracts.

Equity contracts	Investments in securities, at value.	Options written, at value.

*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for centrally cleared swap and financial futures contracts. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until October 31, 2015.

**The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

	Asset Derivative Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund

Forward Foreign Currency Contracts	$1,416	$—	$1,416	$—	$—

Alternatives Fund

Financial Futures Contracts	$567,495	$—	$567,495	$—	$—

Purchased Options	36,331	36,331	—	—	—

Totals	$603,826	$36,331	$567,495	$—	$—

Real Asset Fund

Financial Futures Contracts	$17,473	$—	$—	$17,473	$—

Forward Foreign Currency Contracts	2,421,483	—	2,421,483	—	—

Purchased Options	169,659	—	—	169,659	—

Swap Contracts	568,943	—	—	561,704	7,239

Totals	$3,177,558	$—	$2,421,483	$748,836	$7,239

	Liability Derivative Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund

Forward Foreign Currency Contracts	$809	$—	$809	$—	$—

Alternatives Fund

Financial Futures Contracts	$949	$—	$949	$—	$—

Written Options	634,409	634,409		—	—

Totals	$635,358	$634,409	$949	$—	$—

Real Asset Fund

Financial Futures Contracts	$30,602	$—	$—	$30,602	$—

Forward Foreign Currency Contracts	3,461,873	—	3,461,873	—	—

Swap Contracts	2,928,891	—	—	2,857,152	71,739

Written Options	281,286	—	28,356	252,930	—

Totals	$6,702,652	$—	$3,490,229	$3,140,684	$71,739

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

86

NOTES TO FINANCIAL STATEMENTS (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2015 are as follows:

Derivative Type	Location on the Statement of Operations
Equity contracts	Net realized gain (loss) on investments, options purchased, options written and futures contracts
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written

Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on investments and swap agreements

Interest rate contracts	Net realized gain (loss) on investments, swap agreements, options written and futures contracts
Net change in unrealized appreciation (depreciation) on investments

Foreign exchange contracts	Net realized gain (loss) on investments, foreign currency transactions and options written
Net change in unrealized appreciation (depreciation) on investments

	Total Realized Gain (Loss) on Derivatives Recognized in Results from Operations

Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund

Forward Foreign Currency Contracts	$131,921	$—	$131,921	$—	$—

Alternatives Fund

Financial Futures Contracts	$(1,057,344)	$—	$(1,057,344)	$—	$—

Forward Foreign Currency Contracts	(450)	—	(450)	—	—

Purchased Option	(854,520)	(854,520)	—	—	—

Written Options	1,206,086	1,206,086	—	—	—

Totals	$(706,228)	$351,566	$(1,057,794)	$—	$—

Real Asset Fund

Financial Futures Contracts	$(950,443)	$—	$—	$(950,443)	$—

Forward Foreign Currency Contracts	1,681,847	—	1,681,847	—	—

Purchased Options	(79,768)	—	—	(79,768)	—

Swap Contracts	718,285	—	—	781,383	(63,098)

Written Options	97,737	—	114,937	(35,344)	18,144

Totals	$1,467,658	$—	$1,796,784	$(284,172)	$(44,954)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations

Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund

Forward Foreign Currency Contracts	$2,035	$—	$2,035	$—	$—

Alternatives Fund

Financial Futures Contracts	$1,933,604	$—	$1,933,604	$—	$—

Purchased Options	(234,886)	(234,886)	—	—	—

Written Options	(233,667)	(233,667)	—	—	—

Totals	$1,465,051	$(468,553)	$1,933,604	$—	$—

Real Asset Fund

Financial Futures Contracts	$349,657	$—	$—	$349,657	$—

Forward Foreign Currency Contracts	3,641,756	—	3,641,756	—	—

Purchased Options	(101,971)	—	—	(101,971)	—

Written Options	363,074	—	213,565	148,554	955

Swap Contracts	(1,635,138)	—	—	(1,665,204)	30,066

Totals	$2,617,378	$—	$3,855,321	$(1,268,964)	$31,021

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

87

The average volume of derivative activities for the six months ended October 31, 2015 are as follows:

	Asset Derivative Volume

Fund	Purchased Options[1]	Futures[2]	Forward Currency Contracts[2]

International Fund	$—	$—	$1,214,347

Alternatives Fund	165,651	1,130,340	—

Real Asset Fund	239,320	2,596,108	235,388,526

	Liability Derivative Volume

Fund	Written Options[3]	Futures[2]	Forward Currency Contracts[2]

International Fund	$—	$—	$701,231

Alternatives Fund	449,244	40,121,714	—

Real Asset Fund	397,948	94,182,849	232,784,554

Fund	Interest Rate Swaps[4]	Swap Volume Credit Default Swaps (purchase protection)[4]	Credit Default Swaps (sell protection)[4]

Real Asset Fund	$494,943,333	$1,766,667	$3,131,000

[1]Cost. [2]Contract Value. [3]Premiums Received. [4]Notional Amount.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities.

At October 31, 2015, derivative assets and liabilities (by type) held by the Funds are as follows:

Fund	Assets	Liabilities
International Fund

Derivative Financial Instruments:

Forward foreign currency contracts	$1,416	$809

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,416	809

Derivatives not subject to a MA or similar agreement	—	—

Total assets and liabilities subject to a MA	$1,416	$809

Alternatives Fund

Derivative Financial Instruments:

Financial futures contracts	$567,495	$949

Options	36,331	634,409

Total derivative assets and liabilities in the Statements of Assets and Liabilities	603,826	635,358

Derivatives not subject to a MA or similar agreement	576,120	949

Total assets and liabilities subject to a MA	$27,706	$634,409

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

88

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Assets	Liabilities
Real Asset Fund

Derivative Financial Instruments:

Financial futures contracts	$17,473	$30,602

Forward foreign currency contracts	2,421,483	3,461,873

Options	169,659	281,286

Swaps	568,943	2,928,891

Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,177,558	6,702,652

Derivatives not subject to a MA or similar agreement	394,284	1,995,735

Total assets and liabilities subject to a MA	$2,783,274	$4,706,917

At October 31, 2015, derivative assets and liabilities by type net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Derivative Type	Derivative Assets Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
International Fund

Forward foreign exchange contracts	$1,416	$(1,416)	$—	$—	$—

Total Derivative Assets	$1,416	$(1,416)	$—	$—	$—

	Derivative Liabilities Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)
Forward foreign exchange contracts	$809	$(48)	$—	$—	$761

Total Derivative Liabilities	$809	$(48)	$—	$—	$761

	Derivative Assets Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Alternatives Fund

Options	$27,706	$(27,706)	$—	$—	$—

Total Derivative Assets	$27,706	$(27,706)	$—	$—	$—

	Derivative Liabilities Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)
Options	$634,409	$(27,706)	$(606,703)	$—	$—

Total Derivative Liabilities	$634,409	$(27,706)	$(606,703)	$—	$—

	Derivative Assets Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Real Asset Fund

Forward foreign exchange contracts	$2,421,483	$(1,132,231)	$—	$—	$1,289,252

Options	168,484	(101,512)	—	—	66,972

Swaps	193,307	(191,993)	—	—	1,314

Total Derivative Assets	$2,783,274	$(1,425,736)	$—	$—	$1,357,538

	Derivative Liabilities Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)
Forward foreign exchange contracts	$3,461,873	$(1,132,231)	$—	$—	$2,329,642

Options	279,118	(101,512)	(109,459)	—	68,147

Swaps	965,926	(191,993)	—	(762,793)	11,140

Total Derivative Liabilities	$4,706,917	$(1,425,736)	$(109,459)	$(762,793)	$2,408,929

(1) Excess of collateral received is not shown for financial reporting purposes.

(2) Net amount represents the net amount receivable in the event of default.

(3) Excess of collateral pledged is not shown for financial reporting purposes.

(4) Net amount represents the net amount payable due in the event of default.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

89

4.    FEDERAL TAX INFORMATION

As of April 30, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the periods ended 2014, 2013, and 2012, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding years as reported on the Statements of Changes in the Net Asset were as follows:

	2015		2014

Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
International Fund	$8,485,252	$—	$9,182,190	$—

Alternatives Fund	1,957,694	1,461,848	161,975	1,374,779

Real Asset Fund	7,000,154	—	6,435,946	—

Strategic Allocation Conservative Fund	537,025	740,300	807,921	306,691

Strategic Allocation Moderate Fund	649,387	—	678,372	—

Strategic Allocation Aggressive Fund	286,179	—	310,111	—

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards and Deferrals	Late Year Deferrals
International Fund	$3,722,593	$—	$—	$62,539,649	$(326,487,772)	$—

Alternatives Fund	4,181,440	—	(8,400)	514,310	(220,563)	—

Real Asset Fund	19,760,087	—	(3,460,154)	7,441,614	(93,194,308)	(10,494,247)

Strategic Allocation Conservative Fund	38,134	602,387	—	1,563,484	—	—

Strategic Allocation Moderate Fund	69,282	93,671	—	4,711,096	(4,634,279)	—

Strategic Allocation Aggressive Fund	—	578,169	—	1,827,137	—	—

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2015, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Available Through				Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total Capital Loss Carryforwards
Fund	2016	2017	2018	2019
International Fund	$61,778,327	$236,603,604	$28,105,841	$—	$—	$—	$326,487,772

Alternatives Fund	—	—	—	—	220,563	—	220,563

Real Asset Fund	—	—	93,194,308	—	—	—	93,194,308

Strategic Allocation Moderate Fund	—	3,787,513	846,766	—	—	—	4,634,279

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

90

NOTES TO FINANCIAL STATEMENTS (continued)

5.    ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

The International Fund, Alternatives Fund and Real Asset Fund, utilize a multi-manager strategy, whereby WFMC allocates all or a portion of the Funds’ assets among a number of sub-advisors. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below. Certain sub-advisors have entered into an agreement with WFMC to waive their fees to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of WFMC or its affiliates, results in a fee that is less than the fee calculation under the sub-advisory agreement. WFMC, not the Funds, pays WTIA for its services.

Fund	Current Advisory Fee Annual Rate
International Fund	0.45%
Alternatives Fund	0.95%
Real Asset Fund	0.45%
Strategic Allocation Conservative Fund	0.40%
Strategic Allocation Moderate Fund	0.40%
Strategic Allocation Aggressive Fund	0.40%

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2016, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor will recoup previously waived fees/expenses in subsequent years.

	Current Contractual Expense Limitations
Fund	Class A	Class I
International Fund	1.31%	1.18%
Alternatives Fund	2.15%	1.90%
Real Asset Fund	1.23%	0.98%
Strategic Allocation Conservative Fund	0.78%	0.53%
Strategic Allocation Moderate Fund	0.74%	0.49%
Strategic Allocation Aggressive Fund	0.87%	0.62%

Fund	Gross Fees	Fees Waived	Current Fee as a % of average net asset of the Fund/ Allocated Net Assets for Sub-advisors
International Fund
WFMC	$1,098,899	$(742,982)	0.45%
Sub-advisors:
Dimensional Fund Advisors L.P.	126,122	(14,216)	0.45% on the first $50 million in assets; and
			0.30% on assets in excess of $50 million
J O Hambro Capital Management Limited	460,571	—	0.70%
LSV Asset Management	148,118	—	0.49%
Northern Cross LLC	344,883	—	0.55% on the first $1 billion in assets; and
			0.50% on assets in excess $1 billion
Oberweis Asset Management, Inc.	175,675	—	1.00% on the first $50 million;
			0.90% on the next $50 million; and
			0.80% on assets in excess of $100 million
Parametric Portfolio Associates LLC	8,533	—	0.275% on the first $50 million in assets; and
(Developed Country Index Replication Strategy)			0.20% on assets in excess of $50 million
Parametric Portfolio Associates LLC	235,616	—	0.80% on the first $100 million in assets; and
(Emerging Markets Strategy)			0.75% on assets in excess of $100 million
Total(a)	2,598,417	(757,198)

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

91

Fund	Gross Fees	Fees Waived	Current Fee as a % of average net asset of the Fund/ Allocated Net Assets for Sub-advisors
Alternatives Fund
WFMC	$ 891,438	$ (156,477)	0.95%
Sub-advisors:
Acuity Capital Management, LLC	187,894	—	1.00%
Analytics Investors, LLC (since 10/20/15)	—	—	0.75% on the first $20 million;
			0.70% on the next $80 million; and
			0.625% on assets in excess of $100 million
Calamos Advisors, LLC (terminated 10/23/15)	53,921		0.95%
Highland Capital Healthcare Advisors, L.P.	134,613	—	1.00%
Highland Capital Management Fund Advisors, L.P.	148,129	—	0.90%
Parametric Risk Advisers	112,148	—	0.90% on the first $20 million;
			0.75% on the next $20 million;
			0.60% on the next $20 million;
			0.525% on the next $40 million; and
			0.45% on assets in excess of $100 million
P\E Global LLC	120,792	—	1.00%

Total(b)	1,648,935	(156,477)

Real Asset Fund
WFMC	996,935	—

0.45% on all Assets except assets allocated to the inflation-protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash strategy is 0.53% on the assets.

Sub-advisors:
CBRE Clarion Securities LLC	225,050	(2,830)	0.65% on the first $50 million in assets;
			0.55% of the next $50 million in assets; and
			0.45% of assets in excess of $100 million

Pacific Investment Management Company, LLC	294,404	—	0.2875%
Parametric Portfolio Associates LLC	92,842	(2,061)	0.25% on the first $20 million in assets;
			0.20% of the next $20 million in assets; and
			0.15% of assets in excess of $40 million

Total(c)	1,609,231	(4,891)

Strategic Allocation Conservative Fund	74,079	(72,426)	0.40%
Strategic Allocation Moderate Fund	104,586	(104,586)	0.40%
Strategic Allocation Aggressive Fund	63,595	(61,940)	0.40%

(a) The total gross advisory and sub-advisory fees during the period were 1.06% for the International Fund

(b) The total gross advisory and sub-advisory fees during the period were 1.76% for the Alternatives Fund

(c) The total gross advisory and sub-advisory fees during the period were 0.73% for the Real Asset Fund

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

92

NOTES TO FINANCIAL STATEMENTS (continued)

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2015, WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2015, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
International Fund	$ 974
Alternatives Fund	30
Real Asset Fund	397
Strategic Allocation Conservative Fund	1,507
Strategic Allocation Moderate Fund	21,871
Strategic Allocation Aggressive Fund	1,140

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2015, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
International Fund	$ 2,278
Alternatives Fund	16
Real Asset Fund	1,070
Strategic Allocation Conservative Fund	1,144
Strategic Allocation Moderate Fund	27,106
Strategic Allocation Aggressive Fund	1,915

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2015, M&T received a portion of the fees paid by the following Fund which is listed below:

Fund	Shareholder Services Fee
International Fund	$101,785

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

93

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2015 are as follows:

Fund/Affiliated Fund Name	Balance of Shares Held 4/30/15	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/15	Value at 10/31/15	Dividend Income(a)	Realized Gain/(Loss)(b)
Strategic Allocation Conservative Fund:
Wilmington Mid-Cap Growth Fund	21,195	1,046	22,241	—	$ —	$ —	$ (1,730)
Wilmington Large-Cap Strategy Fund	40,999	34,826	—	75,825	1,395,931	7,325	—
Wilmington Small-Cap Strategy Fund	17,811	700	18,511	—	—	460	163,439
Wilmington Intermediate-Term Bond Fund	1,315,335	10,409	132,365	1,193,379	11,862,187	104,238	(7,662)
Wilmington Multi-Manager International Fund	377,220	4,567	57,649	324,138	2,333,792	34,252	(18,743)
Wilmington Broad Market	604,943	6,851	36,344	575,450	5,541,583	67,242	(4,161)
TOTAL		58,399	267,110		$21,133,493	$213,517	$131,143
Strategic Allocation Moderate Fund:
Wilmington Large Cap Strategy Fund	—	315,695	—	315,695	$ 5,811,943	$ 18,520	$ —
Wilmington Mid-Cap Growth Fund	104,716	4,980	109,696	—	—	—	$271,534
Wilmington Multi-Manager International Fund	752,693	—	36,474	716,219	5,156,780	70,476	52,157
Wilmington Small-Cap Strategy Fund	26,897	—	26,897	—	—	694	52,725
TOTAL		320,675	173,067		$10,968,723	$ 89,690	$376,416
Strategic Allocation Aggressive Fund:
Wilmington Mid-Cap Growth Fund	86,738	4,278	91,016	—	$ —	$ —	$(7,196)
Wilmington Large-Cap Strategy Fund	10,541	301,047	10,541	301,047	5,542,283	18,400	55,575
Wilmington Small-Cap Strategy Fund	40,727	1,291	42,018	—	—	847	365,633
Wilmington Multi-Manager International Fund	1,093,649	13,792	72,292	1,035,149	7,453,069	102,985	80,918
TOTAL		320,408	215,867		$12,995,352	$122,232	$494,930

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.

(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) received by the Fund for sales of the affiliated fund.

Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2015 were as follows:

Fund	Commissions
International Fund	$3,053
Alternatives Fund	1,433

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

94

NOTES TO FINANCIAL STATEMENTS (continued)

6.    INVESTMENT TRANSACTIONS

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities, and short-term securities) during the period ended October 31, 2015 were as follows:

	Investments
Fund	Purchases	Sales
International Fund	$158,906,962	$191,636,396
Alternatives Fund	257,528,003	254,869,986
Real Asset Fund	126,244,159	109,937,738
Strategic Allocation Conservative Fund	5,441,171	5,524,363
Strategic Allocation Moderate Fund	14,606,251	16,997,357
Strategic Allocation Aggressive Fund	10,944,162	13,466,759

Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended October 31, 2015 were as follows:

	U.S. Government Securities
Fund	Purchases	Sales
Real Asset Fund	$1,008,698,670	$1,033,738,586
Strategic Allocation Moderate Fund	481,313	136,025

7.    LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.10% per annum on the daily unused portion. The LOC was in effect for the entire fiscal year and the termination date of this LOC is March 9, 2016. The Funds did not utilize the LOC for the six months ended October 31, 2015.

8.    SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

95

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Trust’s investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”) with its investment advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement or Agreements, including the services and support provided to the Fund and its shareholders.

On July 22, 2015, the Board, including a majority of the Independent Trustees, held a special meeting (the “July Special Meeting”) with Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Advisor”) concerning the sub-advisory agreements due for renewal between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisors (the “Sub-Advisors”). The purpose of the July Special Meeting was to allow the Advisor to provide the Board with an initial basis for recommendation of approval of the sub-advisory agreements. In preparation for the July Special Meeting, the Trustees requested and received a variety of information about the Sub-Advised Funds and their Sub-Advisors, including comparative information regarding each Sub-Advised Fund’s investment performance, descriptions of each Sub-Advisor’s operations and investment advisory services, and information concerning compensation and other benefits, compliance and regulatory matters, portfolio transactions and brokerage, and legal proceedings. A portfolio manager from the Advisor presented information regarding each Sub-Advised Fund, the Advisor, and each Sub-Advisor.

On August 31. 2015, in a telephonic session, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management (the “August Executive Session”). The primary purpose of the August Executive Session was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 16-17, 2015 (the “September Regular Meeting”).

In preparation for the August Executive Session, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

•

Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups created by Morningstar, Inc. (“Morningstar”) of similar or peer group funds;

•

Information from the Advisor describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2015) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar peer groups, and with a custom peer groups approved by the Board, as applicable;

•	Information about each separately managed account of the Advisor (and each Sub-Advisor, where relevant) that has substantially similar investment objectives to a corresponding Fund; and

•

Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2015 compared with the Fund’s Lipper peer group, and with a custom peer groups for a Fund, and current management fees and total expenses compared with the Fund’s Morningstar expense group, designed to identify Funds whose expenses and/or performance may require particularly close review.

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided by the Advisor concerning the following:

•	The nature and quality of the services provided, including the activities of the Advisor with respect to the Sub-Advisors;

•	The Advisor’s (and Sub-advisors’, where relevant) cost of providing the services;

•	The extent to which the Advisor (and Sub-advisors, where relevant) realizes economies of scale as a Fund grows larger;

•	The fall-out benefits to the Advisor and its advisory affiliates that can be attributed to the Advisor’s positions (and Sub-advisors’, where relevant) with the Fund; and

•	The financial stability of the Advisor and each Sub-advisor and their parent companies, where relevant.

As part of the July Special Meeting and August Executive Session, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the September Regular Meeting.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

96

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At the September Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the July Special Meeting and August Executive Session. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on a Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor at its discretion. The Board considered the Advisor’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

The information considered by the Board with respect to specific Funds is summarized below.

Wilmington Multi-Manager International Fund

The Fund is sub-advised by Dimensional Fund Advisors LP, J O Hambro Capital Management, LSV Asset Management, Northern Cross LLC, Oberweis Asset Management, Inc. and Parametric Portfolio Associates. The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered the performance of each Sub-Advisor against an appropriate benchmark, and that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-year period and below the peer group average for the three- and five-year periods ended June 30, 2015. The Board considered management’s view that the peer group members are focused on large companies in developed markets, and are not multi-manager and multi-asset class (including emerging markets) funds, features which add to total expenses.

The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

Wilmington Multi-Manager Alternatives Fund

The Fund is sub-advised by Acuity Capital Management, LLC, Analytic Investors, LLC, Highland Capital Healthcare Advisors, L.P., Highland Capital Management Fund Advisors, L.P., Parametric Risk Advisors, LLC and P/E Global LLC (although the Advisory Agreements with Highland Capital Healthcare Advisors, L.P. and Highland Capital Management Fund Advisors, L.P. were not yet subject to renewal). A discussion of the approval of the Advisory Agreement with Analytic Investors, LLC is below under “Approval of New Sub-Advisory Agreement.”

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-year period and at the peer group average for the three-year period ended June 30, 2015, and that the Fund commenced operations in January 2012. The Board considered that the Fund’s assets are allocated among five strategies, including long/short credit, long/short foreign currency, options absolute return. The Board considered management’s view that the Fund’s portfolio volatility has been below its target volatility of 5%, which had a dampening effect on performance. The Board also considered management’s view that (i) the “liquid alternatives” asset class, of which the Fund is a part, is relatively new and growing rapidly; and (ii) the Fund is not managed to improve its relative ranking in a peer group, but to provide specific investment characteristics to client portfolios. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

Wilmington Multi-Manager Real Asset Fund

The Fund is sub-advised by CBRE Clarion Securities LLC, Pacific Investment Management Company, LLC, and Parametric Portfolio Associates (although the Advisory Agreement with Parametric Portfolio Associates was not yet subject to renewal). The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2015. The Board considered management’s view that the tactical overweight to real estate detracted from overall Fund performance as real estate underperformed global inflation-linked bonds. The Board also considered management’s view that the Fund’s peer group has limited utility as a measurement tool, given the Fund’s focus on commodities, inflation-linked bonds and real estate, which comprise a narrower asset class than that of most of the Fund’s peers; low correlation with peer group performance on average; and, in particular, the Fund’s large allocation to commodities relative to the peer group. The Board also noted management’s view that the Fund has one of the longest track records in its asset class. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

Wilmington Strategic Allocation Conservative Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance slightly above the peer group average for the one-year period and below the peer group average for the three- and five-year periods ended June 30, 2015. The Board considered management’s view that the Fund is managed more conservatively than the peer group, with a lower equity allocation, shorter fixed income duration, and with a greater percentage of its portfolio in higher-grade credit securities. The Board also considered management’s view that

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

97

the small size of the Fund relative to the peer group is a principal reason for the Fund’s higher expense ratio. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Strategic Allocation Moderate Fund

The Board considered that the Fund’s net management fee rate was below and its net total expense ratio was above the Fund’s expense group median. The Board also considered that the Fund’s Class A shares had achieved total return performance above the peer group average for the one-year period and below the peer group average for the and three- and five-year periods ended June 30, 2015. The Board also considered management’s analysis of the effects of certain allocation decisions on the Fund’s performance, and its view that the Fund is managed differently than other funds in the peer group, with a lower equity allocation, a higher alternatives allocation, and a shorter fixed income duration. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Strategic Allocation Aggressive Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2015. The Board considered managements view that the Fund is managed differently than the peer group, with allocations to international, alternatives and fixed income asset classes. The Board also considered management’s view that the small size of the Fund relative to the peer group is a principal reason for the Fund’s higher expense ratio. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

*****

At the September Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following:

•	The nature and extent of the investment advisory services to be provided to the Funds by the Advisor and each Sub-Advisor (as applicable) were consistent with the terms of the Advisory Agreements; and

•	The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

Approval of New Subadvisory Agreements

At the September 16-17, 2015 meeting of the Board of Trustees (the “September meeting”), the Board, including the Independent Trustees, discussed and unanimously approved, for the Wilmington Multi-Manager Alternatives Fund (the “Fund”), an investment sub-advisory agreement (the “New Sub-Advisory Agreement”) with Analytic Investors, LLC (the “New Sub-Advisor”). The Trustees were provided with detailed materials relating to the New Sub-Advisor in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

At the September meeting, the Trustees met in person with Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (collectively, the “Advisor”), Trust and Independent Legal Counsel, representatives of the New Sub-Advisor, and others.

In evaluating the New Sub-Advisory Agreement, the Trustees took into account management style, investment strategy, and prevailing market conditions as well as the New Sub-Advisor’s investment philosophy and process, past performance, and personnel. The Trustees also reviewed information concerning: (i) the nature, extent and quality of the services to be provided by the New Sub-Advisor; (ii) the prior investment performance of the New Sub-Advisor; (iii) the prior investment performance of the Fund against a relevant benchmark and against other comparable mutual funds; (iv) the New Sub-Advisor’s anticipated cost of/profitability in providing the services to the Fund; (v) possible fall-out benefits to the New Sub-Advisor due to its position with the Fund, including the use of soft dollars; (vi) whether the Fund may benefit from possible economies of scale realized by the Advisor in the event of growth of assets of the Fund; (vii) the proposed fee of the New Sub-Advisor and fees charged by the New Sub-Advisor to other mutual funds for similar services; and (viii) the Advisor’s recommendation that the Independent Trustees approve the New Sub-Advisory Agreement. The New Sub-Advisor and the Trustees did not specifically address economies of scale due to the amount of assets to be managed by the New Sub-Advisor.

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median, and that the proposed fee of the New Subadviser is lower than the fees currently paid to each of the Fund’s current subadvisers. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-year period and at the peer group average for the three-year period ended June 30, 2015, and that the Fund commenced operations in January 2012. The Board also considered management’s view that the Fund’s portfolio volatility has been below its target volatility of 5%, which had a dampening effect on performance. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to approve the New Sub-Advisory Agreement.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

98

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

After discussion and consideration among themselves, and with Independent Legal Counsel and the Advisor, the Board, including all of the Independent Trustees, determined that the fee to be paid by the Fund to the New Sub-Advisor under the New Sub-Advisory Agreement appeared to be fair and reasonable in light of the information provided. Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement for a one-year period was in the best interests of the Fund and its shareholders and approved the New Sub-Advisory Agreement.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

99

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

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PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

101

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT / October 31, 2015 (unaudited)

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WILMINGTON FUNDS

Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202

Additional Sub-Advisors to the Wilmington Multi-Manager International Fund
Dimensional Fund Advisors LP
6300 Bee Cave Road, Building One
Austin, TX 78746

J O Hambro Capital Management Limited
14 Ryder Court
London, SW1Y 6QB, England

LSV Asset Management
155 North Wacker Drive, Suite 4600
Chicago, IL 60606

Northern Cross, LLC
125 Summer Street, Suite 1410
Boston, MA 02110

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, IL 60532

Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Additional Sub-Advisors to the Wilmington Multi-Manager Alternatives Fund
Acuity Capital Management, LLC
60 Arch Street, 2nd Floor
Greenwich, CT 06830

Analytic Investors, LLC
555 West Fifth Street, 50th floor
Los Angeles, California 90013

Calamos Advisors, LLC
2020 Calamos Court
Naperville, IL 60563

Highland Capital Healthcare Advisors, LP
300 Crescent Court, Suite 700
Dallas, TX 75201

Highland Capital Management Fund Advisors, LP
200 Crescent Court, Suite 700
Dallas, TX 75201

Parametric Risk Advisors
274 Riverside Avenue, 1st Floor
Westport, CT 06880

P/E Global LLC
75 State Street, 31st Floor
Boston, MA 02109

Additional Sub-Advisors to the Wilmington Multi-Manager Real Asset Fund
CBRE Clarion Securities LLC
201 King of Prussia Road, Suite 600
Radnor, PA 19087

Pacific Investment Management Company, LLC ("PIMCO")
840 Newport Center Drive
Newport Beach, CA 92660

Parametric Portfolio Associates, LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square, 2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-MMgr-1015

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	1/06/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	1/06/2015

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date	1/06/2015

* Print the name and title of each signing officer under his or her signature.